Lord Abbett

Quarterly Portfolio Holdings Report

Lord Abbett

Short Duration Tax Free Fund

Intermediate Tax Free Fund

National Tax Free Fund

High Income Municipal Bond Fund

Short Duration High Income Municipal Bond Fund

California Tax Free Fund

New Jersey Tax Free Fund

New York Tax Free Fund

Sustainable Municipal Bond Fund

For the period ended June 30, 2022

Schedule of Investments (unaudited)

SHORT DURATION TAX FREE FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 84.87%

MUNICIPAL BONDS 84.87%

Corporate-Backed 7.82%
Allegheny Co IDA - US Steel	4.875%		11/1/2024	BB-	$4,500,000	$4,573,258
Black Belt Energy Gas Dist - Goldman Sachs	4.00%	#(a)	10/1/2052	A2	9,500,000	9,618,742
Burke Co Dev - Oglethorpe Power	1.50%	#(a)	1/1/2040	BBB+	3,750,000	3,596,642
Charles City EDA - Waste Mgmt	2.875%	#(a)	2/1/2029	A-	3,500,000	3,276,275
Downtown Doral CDD†	3.875%		12/15/2023	NR	105,000	104,551
Farmington Poll Ctl - NM Pub Svc	1.10%	#(a)	6/1/2040	BBB	16,000,000	15,764,142
IN Fin Auth - Republic Services	1.75%	#(a)	5/1/2028	NR	15,000,000	14,999,117
LA St John Parish - Marathon Oil	2.10%	#(a)	6/1/2037	BBB-	8,000,000	7,740,285
LA St John Parish - Marathon Oil	2.125%	#(a)	6/1/2037	BBB-	6,150,000	5,953,262
LA St John Parish - Marathon Oil	2.20%	#(a)	6/1/2037	BBB-	2,000,000	1,861,466
LA St John Parish - Marathon Oil	2.375%	#(a)	6/1/2037	BBB-	2,575,000	2,413,064
Matagorda Co Nav Dist - AEP TX Central	2.60%		11/1/2029	A-	1,400,000	1,239,873
Matagorda Co Nav Dist - AEP TX Central (AMBAC)	4.40%		5/1/2030	A-	1,500,000	1,556,115
Mobile IDB - AL Power	1.00%	#(a)	6/1/2034	A1	3,100,000	2,953,087
Mobile IDB - AL Power	2.90%	#(a)	7/15/2034	A1	20,000,000	20,159,358
Nez Perce Co Poll Ctl - Potlatch	2.75%		10/1/2024	BBB-	11,310,000	11,229,552
NH Bus Fin Auth- United Illuminating	2.80%	#(a)	10/1/2033	A-	5,000,000	5,029,648
Niagara Area Dev Corp - Covanta†	3.50%		11/1/2024	B1	750,000	738,793
OH Air Dev Auth - AEP	1.90%	#(a)	5/1/2026	BBB+	2,000,000	1,935,048
OH Air Dev Auth - AEP	2.40%	#(a)	12/1/2038	BBB+	10,700,000	9,689,966
OH Air Dev Auth - OVEC	1.50%	#(a)	2/1/2026	Baa3	1,000,000	915,216
OH Wst Rev - Republic Services	1.75%	#(a)	11/1/2035	NR	18,500,000	18,498,923
OR Bus Dev Comn - Intel	2.40%	#(a)	12/1/2040	A+	10,500,000	10,529,752
Selma IDB - Intl Paper	2.00%	#(a)	11/1/2033	BBB	2,625,000	2,562,628
St James Parish - Nustar Logistics†	5.85%	#(a)	8/1/2041	BB-	3,500,000	3,658,209
Warren Co - Intl Paper	2.90%	#(a)	9/1/2032	BBB	4,250,000	4,268,521
WI PFA - American Dream†	5.00%		12/1/2027	NR	1,455,000	1,307,609
Wise Co IDA - VA Elec & Pwr	1.20%	#(a)	11/1/2040	A2	5,470,000	5,283,131
Total						171,456,233

Education 2.41%
CA Choice Clean Energy – Morgan Stanley(b)	Zero Coupon		5/1/2053	NR	15,000,000	14,999,991
CA Muni Fin - William Jessup U	5.00%		8/1/2022	NR	750,000	750,510

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
California State University	0.55%	#(a)	11/1/2049	Aa2	$5,000,000	$4,376,985
Cap Trust Agy - Renaissance Chtr Sch†	4.00%		6/15/2029	NR	1,325,000	1,285,833
Central Plains Energy Proj	4.00%	#(a)	12/1/2049	Aa1	10,000,000	10,275,705
Chicago Brd Ed	5.00%		12/1/2022	BB	1,000,000	1,008,768
FL HI Ed - Saint Leo Univ	5.00%		3/1/2023	BB+	410,000	413,587
FL HI Ed - Saint Leo Univ	5.00%		3/1/2024	BB+	640,000	650,840
FL HI Ed - Saint Leo Univ	5.00%		3/1/2025	BB+	675,000	690,443
IL Fin Auth - IL Inst of Tech	5.00%		9/1/2022	Baa3	500,000	502,320
IL Fin Auth - IL Inst of Tech	5.00%		9/1/2028	Baa3	1,135,000	1,212,662
IL Fin Auth - IL Inst of Tech	5.00%		9/1/2029	Baa3	630,000	674,420
MA DFA - Williams Clg	0.45%	#(a)	7/1/2041	AA+	3,500,000	3,226,951
Multnomah Co Hsp - Mirabella	5.00%		10/1/2024	NR	965,000	976,197
NC EDA - Campbell Univ	5.00%		10/1/2024	Baa2	1,140,000	1,194,565
NC EDA - Campbell Univ	5.00%		10/1/2025	Baa2	1,700,000	1,809,185
OH Air Dev Auth - Duke Energy	4.00%	#(a)	9/1/2030	BBB	1,300,000	1,314,980
OH HI Ed - Dayton Univ (AMBAC)	6.49% (CPI Based	)	12/1/2022	A+	2,000,000	2,016,711
Troy Cap Res Corp - RPI	5.00%		8/1/2022	A3	1,000,000	1,002,746
Univ of CA	4.25%		5/15/2039	AA	3,000,000	3,016,495
Univ of CA	5.00%		5/15/2024	AA-	1,250,000	1,321,318
Total						52,721,212

Energy 0.40%
KY Public Energy Auth - BP	4.00%	#(a)	12/1/2050	A2	5,000,000	5,062,101
PEFA Gas - Goldman Sachs	5.00%	#(a)	9/1/2049	A3	3,500,000	3,676,030
Total						8,738,131

General Obligation 11.59%
CA State GO	5.00%		8/1/2026	Aa2	7,485,000	8,114,676
Chicago Brd Ed	4.00%		12/1/2022	BB	4,000,000	4,019,074
Chicago Brd Ed	4.00%		12/1/2022	BB	3,555,000	3,571,952
Chicago Brd Ed	5.00%		12/1/2022	BB	3,670,000	3,702,178
Chicago Brd Ed	5.00%		12/1/2023	BB	3,330,000	3,401,518
Chicago Brd Ed	5.00%		12/1/2025	BB	10,000,000	10,383,816
Chicago Brd Ed (AGM)	5.00%		12/1/2033	AA	1,850,000	1,959,060
Chicago Brd Ed (AGM)	5.00%		12/1/2034	AA	4,300,000	4,545,470
Chicago GO	5.00%		1/1/2028	BBB+	4,900,000	5,210,317
Chicago GO	5.25%		1/1/2023	BBB+	1,235,000	1,249,372

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Chicago GO	5.25%		1/1/2027	BBB+	$1,665,000	$1,731,978
Chicago Met Water Reclmtn Dist	5.00%		12/1/2022	AA	5,000,000	5,070,502
City of Cranston GO	1.00%		8/23/2022	NR	3,500,000	3,497,740
Clark Co SD (AGM)	3.00%		6/15/2024	AA	575,000	585,338
Clark Co SD (AGM)	3.00%		6/15/2025	AA	650,000	664,539
Clark Co SD (AGM)	5.00%		6/15/2026	AA	500,000	549,159
Clark Co SD (AGM)	5.00%		6/15/2027	AA	1,000,000	1,115,415
Cook Co GO	5.00%		11/15/2027	A+	2,000,000	2,217,520
Cook Co GO	5.00%		11/15/2028	A+	2,300,000	2,575,469
CT State GO	4.00%		1/15/2026	Aa3	8,245,000	8,683,444
CT State GO	4.00%		1/15/2027	Aa3	7,575,000	8,038,296
CT State GO	5.00%		4/15/2025	Aa3	7,000,000	7,534,713
CT State GO	5.00%		10/15/2026	Aa3	5,000,000	5,542,306
CT State GO	5.00%		9/15/2030	Aa3	1,725,000	1,737,468
IL State GO	5.00%		11/1/2023	BBB+	10,000,000	10,304,740
IL State GO	5.00%		3/1/2025	BBB+	5,500,000	5,780,819
IL State GO	5.00%		3/1/2026	BBB+	2,500,000	2,658,595
IL State GO	5.00%		3/1/2027	BBB+	4,000,000	4,298,128
IL State GO	5.00%		3/1/2029	BBB+	4,010,000	4,349,757
IL State GO	5.25%		2/1/2030	BBB+	3,000,000	3,080,135
IL State GO	5.375%		5/1/2023	BBB+	3,000,000	3,070,430
Jersey City GO GTD	4.00%		12/15/2024	Aa3	5,350,000	5,592,743
Leicester GO	1.50%		8/25/2022	NR	18,830,000	18,837,521
MA State GO	5.00%	#(a)	6/1/2044	Aa1	5,000,000	5,147,166
New Caney ISD GTD	1.25%	#(a)	2/15/2050	Aaa	4,725,000	4,627,974
Newark GO	1.25%		10/3/2022	NR	7,000,000	6,999,685
NJ State GO	2.00%		6/1/2027	A2	5,000,000	4,722,152
NJ State GO	5.00%		6/1/2026	A2	8,000,000	8,693,196
NY Dorm - Sch Dist (AGM)	5.00%		10/1/2024	AA	2,250,000	2,387,424
NY Dorm - Sch Dist (AGM)	5.00%		10/1/2025	AA	1,650,000	1,787,344
NYC GO	5.00%		10/1/2033	AA	3,190,000	3,218,390
NYC GO	5.00%	#(a)	6/1/2044	AA	8,500,000	9,109,584
PA State GO	5.00%		5/1/2027	Aa3	5,000,000	5,597,296
Philadelphia GO	5.00%		2/1/2025	A	2,140,000	2,286,629
Philadelphia GO	5.00%		2/1/2026	A	1,000,000	1,089,813
Philadelphia GO	5.00%		2/1/2027	A	1,250,000	1,383,978
Philadelphia GO	5.00%		2/1/2028	A	2,000,000	2,239,734
Philadelphia Sch Dist	5.00%		9/1/2022	A1	550,000	553,075

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Philadelphia Sch Dist	5.00%		9/1/2022	A1	$1,150,000	$1,156,429
Philadelphia Sch Dist	5.00%		9/1/2023	A1	500,000	517,193
Philadelphia Sch Dist	5.00%		9/1/2023	A1	1,250,000	1,292,982
Philadelphia Sch Dist	5.00%		9/1/2024	A1	900,000	951,045
Philadelphia Sch Dist	5.00%		9/1/2025	A1	1,200,000	1,292,821
Prince Georges Co GO	4.00%		8/1/2031	AAA	7,690,000	7,877,296
San Antonio GO	5.00%		2/1/2026	AAA	4,300,000	4,490,832
Triborough Brdg & Tunl Auth	5.00%		11/1/2025	A1	15,000,000	16,325,178
Western Placer SD	2.00%		6/1/2025	NR	2,000,000	1,925,963
Western Placer SD	2.00%		6/1/2025	NR	4,750,000	4,598,743
Total						253,946,110

Health Care 14.11%
Allegheny Co Hsp - Allegheny Hlth	5.00%		4/1/2026	A	2,500,000	2,700,212
Allegheny Co Hsp - Univ Pitt Med Ctr	5.00%		7/15/2029	A	4,000,000	4,439,057
Berks Co IDA - Tower Hlth	5.00%	#(a)	2/1/2040	BB-	4,000,000	3,928,003
CA Muni Fin - Eisenhower Med Ctr	5.00%		7/1/2026	Baa2	1,345,000	1,431,439
CA Stwde - Viamonte	3.00%		7/1/2026	AA-	4,500,000	4,504,720
CA Stwde - Viamonte	3.00%		7/1/2027	AA-	2,250,000	2,252,351
Charlotte-Mecklenberg Hosp Auth-Atrium Health	5.00%	#(a)	1/15/2050	AA-	10,000,000	10,621,265
Cheyenne Regional Medical Center	4.00%		5/1/2025	A+	290,000	302,446
Cheyenne Regional Medical Center	4.00%		5/1/2026	A+	200,000	209,895
Cheyenne Regional Medical Center	4.00%		5/1/2027	A+	355,000	375,502
CO Hlth Facs - AdventHealth(b)	5.00%	#(a)	11/15/2048	AA	13,525,000	14,629,992
CO Hlth Facs - AdventHealth(b)	5.00%	#(a)	11/15/2049	AA	2,010,000	2,215,217
CO Hlth Facs - CommonSpirit	5.00%	#(a)	8/1/2049	A-	8,085,000	8,546,383
Cuyahoga Co Hsp - Metrohealth	5.00%		2/15/2025	BBB-	1,500,000	1,582,916
Franklin Co IDA - Menno-Haven	5.00%		12/1/2023	NR	500,000	505,794
Geisinger PA Hlth Auth - Geisinger Health	5.00%	#(a)	4/1/2043	AA-	17,000,000	18,402,478
Greeneville Hlth - Ballad Hlth	5.00%		7/1/2022	A-	2,000,000	2,000,000
Greeneville Hlth - Ballad Hlth	5.00%		7/1/2023	A-	1,500,000	1,545,323
Harris Co Edu Fac - Hermann Hlth	1.48%	#	12/1/2049	A+	7,770,000	7,748,625
Harris Co Edu Fac - Hermann Hlth	1.76%	#	7/1/2049	A+	11,000,000	11,003,534
IL Fin Auth - Mercy Hlth	5.00%		12/1/2025	A3	5,830,000	6,252,612
IL Fin Auth - Northshore Univ Hlth	5.00%		8/15/2028	AA-	2,000,000	2,262,257
IL Fin Auth - Northshore Univ Hlth	5.00%		8/15/2029	AA-	2,000,000	2,282,120
IL Fin Auth - Northwestern Mem Hlth	5.00%	#(a)	7/15/2057	AA+	4,000,000	4,057,306

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
IL Fin Auth - OSF Hlth	5.00%	#(a)	5/15/2050	A		$4,500,000	$4,850,437
IL Fin Auth - Plymouth Place	5.00%		5/15/2025	BB+	(c)	770,000	811,900
IN Fin Auth - Indiana Univ Hlth	0.70%	#(a)	12/1/2046	AA		7,000,000	6,587,417
KY EDFA - Owensboro Hlth	5.00%		6/1/2025	Baa2		1,400,000	1,484,215
Lakeland Regional Health	5.00%		11/15/2024	A2		2,200,000	2,327,614
Lakeland Regional Health	5.00%		11/15/2026	A2		1,000,000	1,086,367
Lee Memorial Hlth System	5.00%		4/1/2025	A+		2,625,000	2,786,438
Lehigh Co - Lehigh Valley Health Network	5.00%		7/1/2026	A+		1,755,000	1,904,019
Lehigh Co - St. Lukes Hlth	2.01%	#	8/15/2038	A-		15,000,000	14,809,036
Lenexa Hlth - Lakeview Village	5.00%		5/15/2025	BB+	(c)	990,000	1,006,551
MA DFA - Beth Israel Lahey Hlth	4.00%		7/1/2022	A		500,000	500,000
MA DFA - Beth Israel Lahey Hlth	5.00%		7/1/2023	A		600,000	618,968
MA DFA - Partners Hlthcare	1.41%	#	7/1/2038	AA-		5,000,000	4,979,222
MA DFA - Partners Hlthcare	5.00%	#(a)	7/1/2038	AA-		2,000,000	2,078,309
MA DFA - Wellforce Hlth	5.00%		7/1/2022	BBB+		1,225,000	1,225,000
MA DFA - Wellforce Hlth	5.00%		7/1/2024	BBB+		2,030,000	2,120,438
MA DFA - Wellforce Hlth	5.00%		7/1/2025	BBB+		800,000	848,966
Maricopa Co IDA - Banner Health	1.48%	#	1/1/2035	AA-		4,575,000	4,547,115
Maricopa Co IDA - Honor Health	5.00%		9/1/2022	A2		750,000	754,384
MD Hlth & HI ED - Univ of MD Med	5.00%	#(a)	7/1/2045	A		6,250,000	6,607,402
MI Fin Auth - Trinity Health	5.00%		12/1/2026	AA-		2,250,000	2,498,017
Miami-Dade Co Pub Facs - Jackson Health	5.00%		6/1/2026	Aa3		4,165,000	4,470,808
MO Hlth Ed - BJC Hlth	4.00%	#(a)	5/1/2051	AA		12,000,000	12,518,080
Monroeville Fin Auth - Univ Pitt Med Ctr	3.00%		2/15/2023	A		2,510,000	2,514,229
Monroeville Fin Auth - Univ Pitt Med Ctr	5.00%		2/15/2024	A		1,015,000	1,057,294
Montgomery Co Hgr Ed - Thomas Jeff U	5.00%		9/1/2026	A		1,150,000	1,247,083
Montgomery Co Hgr Ed - Thomas Jeff U	5.00%		9/1/2027	A		1,500,000	1,634,726
Montgomery Co Hgr Ed - Thomas Jeff U	5.00%		9/1/2028	A		1,850,000	2,025,533
Montgomery Co Hgr Ed - Thomas Jeff U	5.00%		9/1/2029	A		1,000,000	1,102,696
NC Med Care - Caromont Hlth	5.00%	#(a)	2/1/2051	AA-		6,190,000	6,717,163
NC Med Care - Southminster	5.00%		10/1/2023	NR		750,000	758,479
NC Med Care - Wake Forest Baptist	2.20%	#(a)	12/1/2048	AA-		22,500,000	22,513,594
NJ Hlth - Hackensack Meridian Hlth	5.00%		7/1/2026	AA-		3,900,000	4,286,898
NJ Hlth - St Peters Univ Hsp	5.75%		7/1/2037	BBB-		3,185,000	3,188,444
NJ Hlth Fin Auth - Valley Health	5.00%		7/1/2026	A		1,800,000	1,941,533
NJ Hlth Fin Auth - Valley Health	5.00%		7/1/2027	A		1,250,000	1,360,395
Northampton Co - St. Lukes Univ Hlth	1.783%	#	8/15/2048	A-		8,000,000	8,034,064
NY Dorm - Montefiore	5.00%		8/1/2024	BBB-		1,500,000	1,557,484

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
NY Dorm - Montefiore	5.00%		9/1/2027	BBB-		$1,400,000	$1,494,088
NY Dorm - Montefiore	5.00%		9/1/2028	BBB-		1,500,000	1,602,636
NY Dorm - Montefiore	5.00%		9/1/2029	BBB-		1,750,000	1,858,770
NY Dorm - Montefiore	5.00%		9/1/2030	BBB-		2,200,000	2,289,619
NYC IDA - Yankee Stadium (AGM)	5.00%		3/1/2029	AA		2,000,000	2,228,391
OH Hosp Rev - University Hospitals	4.00%		1/15/2028	A		500,000	520,012
OH Hosp Rev - University Hospitals	5.00%		1/15/2026	A		500,000	535,865
OH Hosp Rev - University Hospitals	5.00%		1/15/2027	A		250,000	270,572
OK DFA - OU Med	5.00%		8/15/2025	Ba2		550,000	547,586
OK DFA - OU Med	5.00%		8/15/2026	Ba2		800,000	795,327
Oneida Co - Mohawk Valley Hlth (AGM)	5.00%		12/1/2027	AA		1,400,000	1,444,352
Oneida Co - Mohawk Valley Hlth (AGM)	5.00%		12/1/2028	AA		1,000,000	1,030,004
Oneida Co - Mohawk Valley Hlth (AGM)	5.00%		12/1/2029	AA		1,000,000	1,028,774
PA HI Ed - UPenn Hlth Sys	5.00%		8/15/2027	AA		1,250,000	1,400,662
PA HI Ed - UPenn Hlth Sys	5.00%		8/15/2028	AA		1,565,000	1,770,216
Palomar Health†	5.00%		11/1/2027	BBB		5,230,000	5,590,740
Philadelphia Hsps - Temple Univ Hlth	5.00%		7/1/2027	BBB		5,000,000	5,391,185
SE Port Auth - Memorial Hlth	5.00%		12/1/2022	BB-	(c)	805,000	812,403
South Miami Hlth Fac - Baptist Hlth	5.00%		8/15/2022	AA-		1,000,000	1,004,019
South Miami Hlth Fac - Baptist Hlth	5.00%		8/15/2023	AA-		1,350,000	1,396,380
Southcentral PA Auth - Wellspan Hlth	1.51%	#	6/1/2049	Aa3		9,000,000	8,971,645
Tulsa IDA - Montereau	5.00%		11/15/2026	BBB-	(c)	500,000	521,430
WA Hlth Facs - CommonSpirit	2.31%	#	1/1/2035	A-		2,000,000	2,008,270
WI Hlth & Ed - American Baptist	3.50%		8/1/2022	NR		95,000	94,877
WI Hlth & Ed - Marshfield Hlth	5.00%	#(a)	2/15/2052	A-		9,000,000	9,491,788
Total							309,259,376

Housing 5.40%
CA HFA - MFH	4.00%		3/20/2033	NR		1,633,355	1,615,594
CT HFA	4.00%		5/15/2049	AAA		4,155,000	4,216,511
FL State Hsg Fin Auth (GNMA)	3.00%		1/1/2052	Aaa		2,655,000	2,600,902
FL State Hsg Fin Auth (GNMA)	3.00%		7/1/2052	Aaa		3,510,000	3,422,936
IA Fin Auth Mtg Rev (GNMA)	3.00%		1/1/2047	AAA		4,535,000	4,437,391
IL HDA (GNMA)	3.00%		4/1/2051	Aaa		9,245,000	9,055,724
MD State Hsg CDA	3.50%		3/1/2050	Aa1		6,820,000	6,826,753
MD State Hsg CDA	4.00%		9/1/2049	Aa1		2,645,000	2,683,800
MI State Hsg Dev Auth	4.25%		12/1/2049	AA+		4,195,000	4,286,492
MN HFA (GNMA)	3.00%		1/1/2052	AA+		6,685,000	6,529,471

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
MN HFA (GNMA)	4.25%		7/1/2049	AA+	$3,315,000	$3,385,969
MO State Hsg Dev Cmmn (GNMA)	3.25%		11/1/2052	AA+	2,000,000	1,969,246
MO State Hsg Dev Cmmn (GNMA)	4.25%		5/1/2047	AA+	3,570,000	3,648,108
NC State Hsg Fin Agy (GNMA)	4.00%		1/1/2050	AA+	3,550,000	3,600,251
ND State Hsg Fin Agy	3.00%		7/1/2052	Aa1	4,940,000	4,790,888
ND State Hsg Fin Agy	4.00%		1/1/2050	Aa1	3,985,000	4,044,149
NM Mortgage Fin Auth (GNMA)	3.00%		7/1/2052	Aaa	7,430,000	7,244,101
NYC HDC	0.70%	#(a)	5/1/2060	AA+	2,000,000	1,887,679
NYS HFA L-2	0.75%		11/1/2025	Aa2	12,350,000	11,494,027
NYS HFA M-2	0.75%		11/1/2025	Aa2	5,000,000	4,676,119
NYS Mtg	3.50%		4/1/2049	Aa1	1,365,000	1,370,232
OH State Fin Agy	4.50%		3/1/2050	Aaa	4,075,000	4,187,922
Phoenix IDA - ASU Std Hsg	5.00%		7/1/2023	Baa3	100,000	101,640
Phoenix IDA - ASU Std Hsg	5.00%		7/1/2026	Baa3	175,000	182,638
SC State Hsg Fin Auth	4.00%		1/1/2050	Aaa	3,700,000	3,756,832
WI Hsg & EDA	0.50%	#(a)	11/1/2050	AA	2,250,000	2,087,409
WI Hsg & EDA	0.61%	#(a)	11/1/2042	AA	2,890,000	2,774,202
WI Hsg & EDA	0.81%	#(a)	11/1/2052	AA	8,250,000	7,754,531
WI St Hsg & Eco	3.00%		3/1/2052	AA	3,890,000	3,801,001
Total						118,432,518

Lease Obligations 3.01%
CA Pub Wks - Lease Rev	5.00%		10/1/2026	Aa3	1,500,000	1,662,765
CA Pub Wks - Lease Rev	5.00%		10/1/2027	Aa3	3,300,000	3,721,203
Nassau Health Care Corp GTD	5.00%		8/1/2024	AA-	4,000,000	4,208,470
Nassau Health Care Corp GTD	5.00%		8/1/2025	AA-	7,000,000	7,482,543
NJ EDA - Sch Facs	5.00%		11/1/2022	A3	3,275,000	3,312,951
NJ EDA - Sch Facs	5.00%		3/1/2023	BBB+	3,565,000	3,641,612
NJ EDA - Sch Facs	5.00%		3/1/2025	A3	5,205,000	5,298,502
NJ EDA - Sch Facs	5.00%		6/15/2025	A3	1,250,000	1,317,599
NJ EDA - Sch Facs	5.00%		6/15/2026	A3	4,000,000	4,271,122
NJ EDA - Sch Facs	5.00%		6/15/2027	A3	410,000	442,645
NJ EDA - Sch Facs	5.00%		6/15/2028	A3	400,000	434,479
NJ EDA - Sch Facs	5.00%		6/15/2029	A3	500,000	546,759
NJ Trans Trust Fund	5.00%		12/15/2023	BBB+	1,250,000	1,300,122
NJ Trans Trust Fund	5.00%		12/15/2024	A3	7,000,000	7,328,084
NJ Trans Trust Fund	5.00%		12/15/2025	A3	12,500,000	13,260,863
NYC Eductnl Const	5.00%		4/1/2025	AA-	3,510,000	3,763,382

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations (continued)
NYC Eductnl Const	5.00%		4/1/2026	AA-	$2,690,000	$2,936,462
PA COPS	5.00%		7/1/2023	A	500,000	515,257
PA COPS	5.00%		7/1/2025	A	500,000	536,992
Total						65,981,812

Other Revenue 3.44%
Black Belt Energy Gas Dist - Morgan Stanley	4.00%	#(a)	12/1/2049	A1	12,325,000	12,500,168
CA Infra & Econ Dev - Academy of Sciences	1.26%	#	8/1/2047	A2	6,000,000	5,929,248
CA Infra & Econ Dev - Getty Trust	3.00%	#(a)	10/1/2047	AAA	5,000,000	5,076,064
CA Infra & Econ Dev - LA Co Museum of Art	1.61%	#	12/1/2050	A3	6,500,000	6,411,586
Clifton Higher Ed - Intl Ldrshp Sch	5.25%		8/15/2026	NR	1,605,000	1,642,779
Clifton Higher Ed - Intl Ldrshp Sch	5.25%		8/15/2028	NR	1,920,000	1,951,801
IL Fin Auth - Field Museum	1.665%	#(a)	11/1/2034	A	4,500,000	4,465,620
Lower AL Gas Dist - Goldman Sachs	4.00%	#(a)	12/1/2050	A2	22,250,000	22,585,719
Main St Nat Gas - Macquarie	5.00%		5/15/2025	A3	4,850,000	5,071,516
Maricopa Co IDA - Legacy Schools†	4.00%		7/1/2029	BB+	500,000	481,950
Patriots Energy Group Fing Agy	4.00%	#(a)	10/1/2048	Aa1	8,000,000	8,147,458
Pima Co IDA - Edkey Chtr Sch†	3.50%		7/1/2025	NR	1,220,000	1,197,067
Total						75,460,976

Special Tax 1.34%
Allentown Neighborhood Impt - City Center†	5.00%		5/1/2023	Ba3	130,000	131,510
Allentown Neighborhood Impt - City Center†	5.00%		5/1/2028	NR	3,575,000	3,670,695
Atlanta Urban Dev Agency - Atlanta Beltline†	2.375%		7/1/2026	NR	275,000	260,719
CT Spl Tax - Trans Infra	5.00%		10/1/2022	AA-	3,400,000	3,429,514
CT Spl Tax - Trans Infra	5.00%		5/1/2025	AA-	2,250,000	2,424,186
CT Spl Tax - Trans Infra	5.00%		1/1/2026	AA-	5,000,000	5,459,987
CT Spl Tax - Trans Infra	5.00%		5/1/2026	AA-	2,250,000	2,472,716
CT Spl Tax - Trans Infra	5.00%		5/1/2027	AA-	3,000,000	3,354,023
NYC IDA - Queens Stadium (AGM)	5.00%		1/1/2027	AA	1,000,000	1,088,342
NYC IDA - Queens Stadium (AGM)	5.00%		1/1/2028	AA	650,000	713,673
NYC IDA - Queens Stadium (AGM)	5.00%		1/1/2029	AA	850,000	938,306
NYC IDA - Yankee Stadium (FGIC)	9.139% (CPI Based	)	3/1/2026	Baa1	2,000,000	2,053,011	(d)

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Special Tax (continued)
Peninsula Town Center†	4.00%	9/1/2023	NR		$140,000	$138,424
Village CDD #12†	3.25%	5/1/2023	NR		165,000	164,951
Village CDD #13†	1.875%	5/1/2025	NR		1,765,000	1,657,710
Village CDD #13	2.625%	5/1/2024	NR		130,000	126,937
Village CDD #13†	2.625%	5/1/2030	NR		1,490,000	1,300,812
Total						29,385,516

Tax Revenue 8.04%
Anaheim PFA Lease Rev (AGM)	5.00%	9/1/2026	AA		7,500,000	8,170,024
Burnt Hills-Ballston Lake Central School District	3.25%	6/22/2023	NR		10,000,000	10,102,068
Carthage Central School District	3.00%	6/27/2023	NR		10,000,000	10,090,249
CT Spl Tax - Trans Infra	5.00%	5/1/2025	AA-		850,000	915,804
CT Spl Tax - Trans Infra	5.00%	5/1/2026	AA-		1,300,000	1,428,680
East Ramapo Central Sch Dist	3.00%	5/31/2023	NR		20,000,000	20,156,952
East Syracuse-Minoa Central School District	3.00%	6/28/2023	NR		20,000,000	20,190,164
Geneva City SD	3.25%	6/23/2023	NR		11,155,000	11,298,076
Gowanda Central School District	3.00%	6/20/2023	NR		10,000,000	10,066,789
Guam - Business Privilege Tax	5.00%	1/1/2029	Ba1		750,000	791,901
Hampton Rds Trans	5.00%	7/1/2022	Aa3		15,000,000	15,000,000
Horseheads Central School District	3.00%	6/22/2023	NR		10,000,000	10,094,516
IL State Sales Tax	5.00%	6/15/2024	A-		7,260,000	7,551,952
Jefferson Co - Sch Warrant	5.00%	9/15/2023	AA		2,000,000	2,071,704
Johnson City Central School District	3.25%	6/27/2023	NR		10,000,000	10,097,914
MD Dept Trans	4.00%	9/1/2026	AAA		4,750,000	5,067,903
Miami Dade Co Spl Oblig	5.00%	4/1/2025	AA		6,505,000	6,967,416
Monticello Central School District	3.25%	6/28/2023	NR		15,000,000	15,152,675
Newark Mass Transit - Access Tax	2.00%	12/8/2022	NR		6,000,000	6,011,446
Sparks - Legends at Sparks Marina†	2.50%	6/15/2024	Ba2		70,000	67,736
Sparks - Legends at Sparks Marina†	2.75%	6/15/2028	Ba2		300,000	269,164
VA Small Bus Fing - NTL Senior Lvg	5.00%	1/1/2023	A	(c)	925,000	936,390
VA Small Bus Fing - NTL Senior Lvg	5.00%	1/1/2025	A	(c)	1,300,000	1,367,914
VA Small Bus Fing - NTL Senior Lvg	5.00%	1/1/2027	A	(c)	1,000,000	1,078,723
VA Small Bus Fing - NTL Senior Lvg	5.00%	1/1/2028	A	(c)	1,100,000	1,198,467
Total						176,144,627

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tobacco 0.96%
Buckeye Ohio Tob Settlement Fing Auth	5.00%		6/1/2029	A	$11,210,000	$12,144,405
Los Angeles Co Tobacco	5.00%		6/1/2024	A	600,000	625,449
Los Angeles Co Tobacco	5.00%		6/1/2025	A	650,000	682,892
Los Angeles Co Tobacco	5.00%		6/1/2026	A	1,125,000	1,195,746
PA Tob Settlement	5.00%		6/1/2023	A	1,125,000	1,155,026
PA Tob Settlement	5.00%		6/1/2024	A1	5,000,000	5,241,687
Tobacco Settlement Fin Corp NJ	3.20%		6/1/2027	BBB+	20,000	20,001
Total						21,065,206

Transportation 8.07%
Bay Area Toll Auth	2.16%	#	4/1/2036	AA	2,375,000	2,393,742
Central TX Mobility Auth	5.00%		1/1/2027	BBB+	4,500,000	4,802,554
Chesapeake Bay Bridge Dist	5.00%		11/1/2023	BBB	9,000,000	9,301,778
Chicago O’Hare Arpt	5.00%		1/1/2029	A	2,500,000	2,504,514
Chicago O’Hare Arpt	5.00%		1/1/2031	A	4,750,000	4,757,990
Chicago Trans Auth	5.00%		6/1/2025	A	2,000,000	2,132,410
Denver RTD - Eagle P3	3.00%		1/15/2026	Baa1	900,000	882,015
Denver RTD - Eagle P3	5.00%		7/15/2027	Baa1	1,000,000	1,056,195
E470 Pub Hwy Auth	1.362%	#(a)	9/1/2039	A	3,375,000	3,329,018
Grand Parkway Trans - BANs	5.00%		2/1/2023	BBB	10,030,000	10,196,845
Hampton Rds Trans	5.00%		7/1/2026	Aa2	15,120,000	16,644,193
IL State GO	5.00%		11/1/2025	BBB+	3,000,000	3,177,481
IL Toll Hwy Auth	5.00%		1/1/2024	AA-	7,215,000	7,538,760
LA Offshore Term Auth - LOOP	1.65%	#(a)	9/1/2027	A3	3,500,000	3,462,864
LA Offshore Term Auth - LOOP	2.00%	#(a)	10/1/2040	BBB+	2,000,000	2,000,012
MTA NY	5.00%		9/1/2022	NR	6,630,000	6,665,839
MTA NY	5.00%		11/15/2030	A3	11,075,000	11,206,289
MTA NY	5.00%		11/15/2033	A3	5,400,000	5,471,190
MTA NY	5.00%	#(a)	11/15/2045	A3	6,500,000	7,101,848
NC Tpk Auth - Triangle Exprs	5.00%		2/1/2024	BBB	20,180,000	21,011,759
NC Tpk Auth - Triangle Exprs (AGM)	5.00%		1/1/2028	AA	1,500,000	1,646,374
NJ Tpk Auth	1.493%	#	1/1/2030	AA-	2,500,000	2,500,510
NJ Tpk Auth	5.00%		1/1/2027	AA-	3,200,000	3,528,045
NJ Tpk Auth	5.00%		1/1/2028	AA-	8,000,000	8,720,410
NJ Trans Trust Fund	5.00%		6/15/2023	A+	7,210,000	7,409,574
NY Trans Dev Corp - JFK IAT	5.00%		12/1/2024	Baa1	1,000,000	1,052,943
NY Trans Dev Corp - JFK IAT	5.00%		12/1/2025	Baa1	400,000	423,647
NY Trans Dev Corp - JFK IAT	5.00%		12/1/2026	Baa1	1,795,000	1,919,044

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
NY Trans Dev Corp - JFK IAT	5.00%		12/1/2028	Baa1	$1,390,000	$1,481,063
PA Tpk Commn	5.00%		12/1/2025	A1	150,000	163,269
PA Tpk Commn	5.00%		12/1/2025	A	750,000	809,184
PA Tpk Commn	5.00%		12/1/2026	A1	400,000	443,561
Pennsylvania St Tpk Commn	5.00%		12/1/2026	A	750,000	821,476
Triborough Brdg & Tunl Auth	1.398%	#(a)	1/1/2032	AA-	6,609,083	6,463,667
Triborough Brdg & Tunl Auth NY - Payroll Mobility Tax	5.00%	#(a)	5/15/2050	AA+	10,000,000	10,928,069
TX Surface Trans Corp - I-635	4.00%		12/31/2030	Baa2	3,000,000	2,955,291
Total						176,903,423

Utilities 18.28%
American Muni Pwr- AMP Inc	1.00%	#(a)	2/15/2048	A1	10,500,000	10,081,600
Appling Co Dev - Oglethorpe Power	1.50%	#(a)	1/1/2038	BBB+	1,250,000	1,198,881
Black Belt Energy Gas Dist – RBC(b)	4.00%	#(a)	7/1/2052	Aa1	3,000,000	3,090,299
Central Plains - Goldman Sachs	5.00%		9/1/2027	BBB+	1,305,000	1,388,276
Chicago Water	5.00%		11/1/2022	A	5,680,000	5,734,129
Chicago Water	5.00%		11/1/2022	A	1,000,000	1,009,530
Chicago Water (AGM)	5.00%		11/1/2028	Aa1	2,500,000	2,767,658
Cleveland Public Pwr (AGM)	5.00%		11/15/2026	AA	1,190,000	1,314,356
Cleveland Public Pwr (AGM)	5.00%		11/15/2027	AA	2,280,000	2,552,068
Cleveland Public Pwr (AGM)	5.00%		11/15/2029	AA	1,000,000	1,140,367
DE EDA - Delmarva Pwr & Light	1.05%	#(a)	1/1/2031	A	6,315,000	5,998,656
DE EDA - NRG Energy	1.25%	#(a)	10/1/2040	BBB-	10,000,000	9,323,415
DE EDA - NRG Energy	1.25%	#(a)	10/1/2045	BBB-	11,000,000	10,255,757
Detroit Water	5.00%		7/1/2022	AA-	500,000	500,000
Escambia Co PCR - Gulf Power	2.60%		6/1/2023	A1	3,000,000	3,019,848
IN Fin Auth - Indy Power & Light	0.65%		8/1/2025	A2	4,500,000	4,140,405
Jersey City Sewer Proj	3.75%		5/5/2023	NR	15,000,000	15,115,921
KY Muni Pwr - Prarie State Proj	3.45%	#(a)	9/1/2042	Baa1	1,700,000	1,665,382
KY Public Energy Auth - BP	4.00%	#(a)	1/1/2049	A2	1,775,000	1,796,717
KY Public Energy Auth - Morgan Stanley	4.00%	#(a)	4/1/2048	A1	3,110,000	3,140,031
LA Env Facs - E Baton Rouge Swr	0.875%	#(a)	2/1/2046	A+	15,000,000	13,671,212
Lansing MI Board of Water & Light	2.00%	#(a)	7/1/2051	AA-	10,000,000	9,479,426
Lehigh Co IDA - PPL Elec Util	1.80%	#(a)	2/15/2027	A+	10,660,000	10,654,241
Long Island Power Auth	0.85%	#(a)	9/1/2050	A	10,500,000	9,877,365
Long Island Power Auth	1.493%	#	5/1/2033	A	10,000,000	9,998,800
Long Island Power Auth	1.50%	#(a)	9/1/2051	A	19,000,000	18,000,294
Long Island Power Auth	1.65%	#(a)	9/1/2049	A	4,000,000	3,928,464

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Long Island Power Auth	5.00%		9/1/2026	A	$500,000	$550,248
Long Island Power Auth	5.00%		9/1/2027	A	500,000	558,030
Louisa VA IDA - VA Elec & Pwr	0.75%	#(a)	11/1/2035	A2	6,000,000	5,533,058
Louisa VA IDA - VA Elec & Pwr	1.90%	#(a)	11/1/2035	A2	5,000,000	4,964,015
Main St Nat Gas - Citibank	4.00%	#(a)	3/1/2050	A3	15,000,000	15,053,503
Main St Nat Gas - Citibank	4.00%	#(a)	5/1/2052	A3	6,250,000	6,260,569
Main St Nat Gas- Citadel†	4.00%	#(a)	8/1/2052	BBB-	20,000,000	19,679,586
Mason Cnty Poll Ctrl - Appalachian Power	2.75%		10/1/2022	A-	27,500,000	27,524,557
Monroe Dev Auth - Oglethorpe Power	1.50%	#(a)	1/1/2039	BBB+	1,875,000	1,798,321
NC Wst Rev - Republic Services	1.75%	#(a)	7/1/2034	BBB+	13,500,000	13,499,205
NE Public Power	0.60%	#(a)	1/1/2051	A+	15,000,000	14,764,912
Northern CA Gas - Goldman Sachs	4.00%	#(a)	7/1/2049	A2	5,000,000	5,084,937
Orlando Util Commn	1.25%	#(a)	10/1/2046	AA	10,000,000	8,405,354
Philadelphia Gas Works	5.00%		8/1/2023	A	850,000	876,931
Philadelphia Gas Works	5.00%		8/1/2024	A	800,000	843,524
PIttsburgh Water & Swr Auth (AGM)	1.56%	#	9/1/2040	AA	17,500,000	17,510,307
PR Elec Pwr Auth(b)(e)	5.25%		7/1/2018	NR	2,000,000	1,695,000	(d)
Rockport IN Poll Ctl - IN MI Pwr	3.05%		6/1/2025	A-	3,500,000	3,559,693
Rockport IN Wtr Pollution Ctl	1.35%	#(a)	7/1/2025	A-	2,000,000	1,999,436
Rockport IN Wtr Pollution Ctl	1.35%	#(a)	7/1/2025	A-	2,150,000	2,149,394
San Antonio Elec & Gas	2.75%	#(a)	2/1/2048	Aa3	8,000,000	8,017,340
San Antonio Elec & Gas	5.00%		2/1/2024	Aa2	1,250,000	1,310,638
San Antonio Water	2.625%	#(a)	5/1/2049	AA	11,415,000	11,403,142
SE AL Gas Dist - Goldman Sachs	2.802%	#(a)	5/1/2053	A2	18,000,000	17,908,913
Texas Municipal Power Agency (AGM)	3.00%		9/1/2024	AA	850,000	864,082
Texas Municipal Power Agency (AGM)	3.00%		9/1/2025	AA	750,000	764,039
Texas Municipal Power Agency (AGM)	3.00%		9/1/2026	AA	1,100,000	1,120,799
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2023	A3	3,000,000	3,087,388
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2024	A3	2,785,000	2,899,517
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2025	A3	4,000,000	4,206,423
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2026	A3	5,000,000	5,292,594
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2027	A3	5,875,000	6,241,794
Wise Co IDA - VA Elec & Pwr	0.75%	#(a)	10/1/2040	A2	12,000,000	11,066,116
WV EDA - Appalachian Pwr	0.625%	#(a)	12/1/2038	A-	6,500,000	5,769,849
WV EDA - Appalachian Pwr	2.55%	#(a)	3/1/2040	A-	2,200,000	2,166,562
York Co IDA - VA Elec & Pwr	1.90%	#(a)	5/1/2033	A2	5,500,000	5,460,416
Total						400,733,290
Total Municipal Bonds (cost $1,921,670,713)						1,860,228,430

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION TAX FREE FUND June 30, 2022

Investments	Interest Rate		Interest Rate Reset Date	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 12.85%

Variable Rate Demand Notes 12.85%

Corporate-Backed 1.91%
Mobile IDB - AL Power	0.690%	#(a)	7/1/2022	12/1/2037	A1	$40,965,000	$40,965,000
MS Business Fin Corp - PSL	2.450%	#(a)	7/7/2022	11/1/2032	BBB-	1,000,000	1,000,000
Total							41,965,000

General Obligation 1.99%
NYC GO ARS	1.190%	#(a)	7/1/2022	4/1/2042	AA	10,000,000	10,000,000
NYC GO ARS	1.230%	#(a)	7/1/2022	10/1/2046	AA	20,600,000	20,600,000
NYC GO ARS	1.250%	#(a)	7/1/2022	4/1/2042	AA	13,000,000	13,000,000
Total							43,600,000

Health Care 3.05%
AL Hlth Care Auth - Baptist Health	1.380%	#(a)	7/7/2022	11/1/2042	A3	17,055,000	17,055,000
AR DFA - Baptist Mem Hlth	1.380%	#(a)	7/7/2022	9/1/2044	BBB+	26,906,000	26,906,000
Lee Memorial Hlth System	1.230%	#(a)	7/7/2022	4/1/2049	A+	18,780,000	18,780,000
OH State - Univ Hosp	1.150%	#(a)	7/1/2022	1/15/2049	A	4,000,000	4,000,000
Total							66,741,000

Tax Revenue 4.39%
DE Valley Regional Fin Auth	1.230%	#(a)	7/7/2022	11/1/2055	A+	9,700,000	9,700,000
NYC TFA - Future Tax	0.620%	#(a)	7/1/2022	5/1/2034	AAA	9,880,000	9,880,000
NYC TFA - Future Tax	0.620%	#(a)	7/1/2022	11/1/2044	AAA	58,710,000	58,710,000
NYC TFA - Future Tax	0.650%	#(a)	7/1/2022	2/1/2045	AAA	815,000	815,000
NYC TFA - Future Tax	0.650%	#(a)	7/1/2022	2/1/2045	AAA	17,175,000	17,175,000
Total							96,280,000

Utilities 1.51%
Appling Co Dev - GA Power	0.920%	#(a)	6/30/2022	9/1/2041	BBB+	5,000,000	5,000,000
NYC Muni Water	0.650%	#(a)	7/1/2022	6/15/2045	AA+	27,990,000	27,990,000
Total							32,990,000
Total Short-Term Investments (cost $281,576,000)							281,576,000
Total Investments in Securities 97.72% (cost $2,203,246,713)							2,141,804,430
Other Assets and Liabilities – Net 2.28%							49,937,708
Net Assets 100.00%							$2,191,742,138

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(concluded)

SHORT DURATION TAX FREE FUND June 30, 2022

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMBAC	Insured by - AMBAC Assurance Corporation.
COP	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuate based on CPI.
FGIC	Insured by - Financial Guaranty Insurance Company.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2022.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2022, the total value of Rule 144A securities was $41,706,059, which represents 1.90% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Securities purchased on a when-issued basis.
(c)	This investment has been rated by Fitch IBCA.
(d)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	Defaulted (non-income producing security).

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Special Tax	$–	$27,332,505	$2,053,011	$29,385,516
Utilities	–	399,038,290	1,695,000	400,733,290
Remaining Industries	–	1,430,109,624	–	1,430,109,624
Short-Term Investments
Variable Rate Demand Notes	–	281,576,000	–	281,576,000
Total	$–	$2,138,056,419	$3,748,011	$2,141,804,430

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

INTERMEDIATE TAX FREE FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
LONG-TERM INVESTMENTS 97.74%

MUNICIPAL BONDS 97.74%

Corporate-Backed 9.26%
Allegheny Co IDA - US Steel	4.875%		11/1/2024	BB-		$4,300,000	$4,370,002
AZ IDA	3.625%		5/20/2033	BBB		14,302,977	14,119,984
Black Belt Energy Gas Dist - Goldman Sachs	4.00%	#(a)	10/1/2052	A2		41,000,000	41,512,467
Build NYC Res Corp - Pratt Paper AMT†	4.50%		1/1/2025	NR		2,560,000	2,598,811
Build NYC Res Corp - Pratt Paper AMT†	5.00%		1/1/2035	NR		550,000	559,512
Burke Co Dev - Oglethorpe Power	1.50%	#(a)	1/1/2040	BBB+		3,750,000	3,596,642
CA Muni Fin - Waste Mgmt AMT	2.40%	#(a)	10/1/2044	A-		9,850,000	9,001,755
CA Poll Ctl - Waste Mgmt AMT	3.00%		11/1/2025	A-		9,850,000	9,645,041
Downtown Doral CDD†	4.25%		12/15/2028	NR		250,000	248,140
Downtown Doral CDD†	4.75%		12/15/2038	NR		625,000	610,675	(b)
FL DFC - Waste Pro AMT†	5.00%		5/1/2029	NR		2,640,000	2,567,006
Gloucester Co Poll Ctl - Logan AMT	5.00%		12/1/2024	NR		885,000	925,650
Granite City IL - Waste Mgmt AMT	1.25%	#(a)	5/1/2027	A-		5,485,000	4,765,482
Greater Orlando Aviation - Jet Blue	5.00%		11/15/2026	NR		2,980,000	3,012,334
Henderson Facs - Pratt Paper AMT†	3.70%		1/1/2032	NR		4,000,000	3,844,783
Henderson Facs - Pratt Paper AMT†	4.45%		1/1/2042	NR		1,500,000	1,414,064
Hoover IDA - US Steel AMT	6.375%	#(a)	11/1/2050	BB-		8,525,000	9,636,335
Houston Arpt - United Airlines AMT	4.00%		7/1/2041	B-	(c)	2,450,000	2,095,253
Houston Arpt - United Airlines AMT	4.00%		7/15/2041	B-	(c)	5,700,000	4,873,628
Houston Arpt - United Airlines AMT	5.00%		7/1/2029	Ba3		2,295,000	2,300,027
IA Fin Auth - Alcoa	4.75%		8/1/2042	BB+		1,250,000	1,204,513
IA Fin Auth - Iowa Fertilizer Co	4.00%	#(a)	12/1/2050	BBB-		6,210,000	6,204,571
IN Fin Auth - OVEC	2.50%		11/1/2030	Baa3		1,000,000	872,015
IN Fin Auth - OVEC	3.00%		11/1/2030	Baa3		3,000,000	2,719,831
IN Fin Auth - OVEC	3.00%		11/1/2030	Baa3		9,850,000	8,930,113
IN Fin Auth - US Steel	4.125%		12/1/2026	BB-		1,625,000	1,615,236
IN Fin Auth - US Steel AMT	6.75%		5/1/2039	BB-		1,500,000	1,719,666
Indianapolis Local Pub Impt - IND Arpt AMT	5.00%		1/1/2026	A1		9,425,000	9,937,863
Indianapolis Local Pub Impt - IND Arpt AMT	5.00%		1/1/2027	A1		8,300,000	8,701,850
LA Env Facs - Westlake Chem	3.50%		11/1/2032	BBB		14,525,000	13,679,843
LA St John Parish - Marathon Oil	2.125%	#(a)	6/1/2037	BBB-		6,850,000	6,630,869
LA St John Parish - Marathon Oil	2.20%	#(a)	6/1/2037	BBB-		12,500,000	11,634,161
LA St John Parish - Marathon Oil	2.375%	#(a)	6/1/2037	BBB-		5,975,000	5,599,247

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Liberty Dev Corp - Goldman Sachs	5.25%		10/1/2035	A2	$11,050,000	$12,416,242
MA DFA - Waste Mgmt AMT†	1.25%	#(a)	5/1/2027	A-	3,250,000	2,823,667
Maricopa Co IDA - Commercial Metals AMT†	4.00%		10/15/2047	BB+	2,000,000	1,706,998
Matagorda Co Nav Dist - AEP TX Central	2.60%		11/1/2029	A-	5,800,000	5,136,615
Matagorda Co Nav Dist - AEP TX Central	4.00%		6/1/2030	A-	8,000,000	8,011,244
Matagorda Co Nav Dist - AEP TX Central (AMBAC)	4.40%		5/1/2030	A-	3,500,000	3,630,936
MD EDC - Chesapeake Bay Hyatt(d)	5.00%		12/1/2016	NR	2,570,000	1,542,000
MI Strategic Fd - Waste Mgmt	0.58%	#(a)	8/1/2027	A-	3,000,000	2,798,450
MI Strategic Fund - GPK AMT	4.00%	#(a)	10/1/2061	BB	7,140,000	7,073,777
Mission Econ Dev Corp - Natgasoline AMT†	4.625%		10/1/2031	BB-	10,000,000	10,174,526
Nez Perce Co Poll Ctl - Potlatch	2.75%		10/1/2024	BBB-	10,500,000	10,425,313
NH National Fin Auth - Covanta†	3.625%	#(a)	7/1/2043	B	980,000	795,070
NH National Fin Auth - Covanta AMT†	3.75%	#(a)	7/1/2045	B	1,970,000	1,608,707
NH National Fin Auth - Covanta AMT†	4.00%		11/1/2027	B	4,225,000	4,094,670
NH National Fin Auth - Hsg Sec	4.125%		1/20/2034	NR	4,829,345	4,754,264
NH National Fin Auth - NY Electric & Gas AMT	4.00%		12/1/2028	A-	2,500,000	2,506,085
Niagara Area Dev Corp - Covanta†	3.50%		11/1/2024	B1	4,650,000	4,580,517
Niagara Area Dev Corp - Covanta AMT†	4.75%		11/1/2042	B1	5,500,000	5,061,751
NJ EDA - Continental Airlines	5.25%		9/15/2029	Ba3	11,320,000	11,450,724
NJ EDA - Continental Airlines	5.50%		6/1/2033	Ba3	1,500,000	1,511,312
NJ EDA - Sch Facs	5.00%		6/15/2030	A3	2,000,000	2,242,037
NJ EDA - Sch Facs	5.00%		6/15/2033	A3	2,000,000	2,099,038
NY Energy RDA - NYSEGC	3.50%		10/1/2029	A-	8,200,000	7,919,423
NY Env Facs - Casella Waste AMT	2.75%	#(a)	9/1/2050	B	1,600,000	1,517,910
NY Env Facs - Casella Waste AMT†	2.875%	#(a)	12/1/2044	B	2,000,000	1,738,295
NY Liberty Dev Corp - 3 WTC†	5.15%		11/15/2034	NR	1,875,000	1,890,620
NY Liberty Dev Corp - 3 WTC†	7.25%		11/15/2044	NR	1,920,000	1,935,421
NY Liberty Dev Corp - 4 WTC	2.50%		11/15/2036	A+	2,500,000	1,993,954
NY Trans Dev Corp - American Airlines AMT	5.00%		8/1/2026	B-	3,000,000	2,984,701
NY Trans Dev Corp - American Airlines AMT	5.25%		8/1/2031	B-	2,160,000	2,250,986
NY Trans Dev Corp - American Airlines AMT	5.375%		8/1/2036	B-	1,850,000	1,970,816
NYC IDA - TRIPS	5.00%		7/1/2022	BBB+	2,330,000	2,330,000
NYC IDA - TRIPS	5.00%		7/1/2028	BBB+	3,500,000	3,503,878
OH Air Dev Auth - AEP	1.90%	#(a)	5/1/2026	BBB+	3,285,000	3,178,317
OH Air Dev Auth - AEP	2.40%	#(a)	12/1/2038	BBB+	4,500,000	4,075,219

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
OH Air Dev Auth - AEP AMT	2.50%	#(a)	11/1/2042	BBB+	$5,800,000	$5,240,832
OH Air Dev Auth - AEP AMT	2.60%	#(a)	6/1/2041	BBB+	19,250,000	17,513,860
OH Air Dev Auth - OVEC	3.25%		9/1/2029	Baa3	1,500,000	1,408,052
OH Air Quality - Pratt Paper AMT†	3.75%		1/15/2028	NR	1,290,000	1,310,486
OH Air Quality - Pratt Paper AMT†	4.25%		1/15/2038	NR	4,955,000	4,664,182
PA Econ Dev - Waste Mgmt AMT	0.58%	#(a)	8/1/2037	A-	5,500,000	5,130,492
PA EDA - Consol Energy AMT†	9.00%	#(a)	4/1/2051	B-	2,375,000	2,724,158
PA EDA - Covanta AMT†	3.25%		8/1/2039	B	1,035,000	813,409
PA EDA - Procter & Gamble	5.375%		3/1/2031	AA-	1,365,000	1,563,172
Parish of St James - Nustar Logistics†	6.10%	#(a)	6/1/2038	BB-	2,860,000	3,165,453
Parish of St James - Nustar Logistics†	6.10%	#(a)	12/1/2040	BB-	3,000,000	3,320,405
Phenix City - Meadwestvaco AMT	4.125%		5/15/2035	BBB	1,500,000	1,501,083
Port Beaumont Nav Dis- Jefferson Rail AMT†	2.75%		1/1/2036	NR	3,125,000	2,371,501
Port Beaumont Nav Dis- Jefferson Rail AMT†	2.875%		1/1/2041	NR	2,420,000	1,692,996
Prattville IDB - Intl Paper	5.30%		9/1/2028	Baa2	7,750,000	8,527,764
Rockdale Co Dev Auth - Pratt Paper AMT†	4.00%		1/1/2038	NR	5,205,000	4,758,911
Salem Co Poll Ctl - Chambers AMT	5.00%		12/1/2023	NR	2,990,000	3,075,004
Selma IDB - Intl Paper	2.00%	#(a)	11/1/2033	BBB	1,000,000	976,239
Sky Harbour Capital Aviation AMT	4.00%		7/1/2036	NR	5,000,000	4,362,020
St James Parish - Nustar Logistics†	5.85%	#(a)	8/1/2041	BB-	1,000,000	1,045,203
Tuscaloosa IDA - Hunt Refining†	5.25%		5/1/2044	NR	3,950,000	3,538,802
VA Small Bus Fing - Covanta AMT†	5.00%	#(a)	1/1/2048	B	440,000	430,989
Valparaiso Facs - Pratt Paper AMT	5.875%		1/1/2024	NR	325,000	331,371
Valparaiso Facs - Pratt Paper AMT	6.75%		1/1/2034	NR	5,000,000	5,179,939
VT EDA - Casella Waste AMT†	5.00%	#(a)	6/1/2052	B	5,500,000	5,497,367
Warren Co - Intl Paper	2.90%	#(a)	9/1/2032	BBB	7,500,000	7,532,683
West Pace Coop Dist(d)	9.125%		5/1/2039	NR	4,900,000	3,724,000	(b)
Whiting Env Facs - BP AMT	5.00%	#(a)	11/1/2045	A2	6,855,000	6,911,522
WI PFA - American Dream†	5.00%		12/1/2027	NR	5,820,000	5,230,436
WI PFA - American Dream†	6.75%		12/1/2042	NR	5,000,000	4,519,387
WI PFA - Celanese AMT	5.00%		12/1/2025	BBB	6,500,000	6,842,274
WI PFA - Sky Harbour AMT	4.00%		7/1/2041	NR	2,500,000	2,049,902
WI PFA - TRIPS AMT	5.00%		7/1/2042	BBB+	7,650,000	7,676,786
WI PFA - TRIPS AMT	5.25%		7/1/2028	BBB+	3,750,000	3,754,738
WI PFA- Waste Mgmt AMT	1.10%	#(a)	7/1/2029	A-	8,000,000	7,144,557
Yavapai Co IDA - Waste Mgmt AMT	1.30%	#(a)	6/1/2027	A-	4,650,000	4,040,744
Total						494,451,571

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education 5.27%
Barrington Cmnty Unit Sch Dist No 220	3.00%		12/1/2032	AAA	$6,310,000	$6,125,575
CA Choice Clean Energy - Morgan Stanley(e)	Zero Coupon	#	5/1/2053	A1	10,000,000	9,999,994
CA Choice Clean Energy - Morgan Stanley(e)	4.00%	#(a)	5/1/2053	A1	13,000,000	13,152,607
CA Fin Auth - Biola Univ	5.00%		10/1/2028	Baa1	420,000	428,877
CA Fin Auth - Biola Univ	5.00%		10/1/2030	Baa1	430,000	438,029
CA Sch Fin - Aspire†	5.00%		8/1/2036	NR	125,000	135,425
CA Sch Fin - Aspire†	5.00%		8/1/2036	BBB	1,475,000	1,516,507
CA Sch Fin - Green Dot Charter†	5.00%		8/1/2045	BBB-	1,805,000	1,831,667
CA State Univ Sys	5.00%		11/1/2026	Aa2	2,750,000	2,984,768
California State University	0.55%	#(a)	11/1/2049	Aa2	6,750,000	5,908,930
Cap Trust Ed - Renaissance Charter†	5.00%		6/15/2039	NR	2,160,000	2,165,296
Chicago Brd Ed	5.00%		12/1/2034	BB	3,000,000	3,086,128
Chicago Brd Ed	5.00%		12/1/2036	BB	9,000,000	9,243,051
Clifton Higher Ed - Intl Ldrshp Sch	5.125%		8/15/2030	NR	3,500,000	3,518,273
Clifton Higher Ed - Intl Ldrshp Sch	5.75%		8/15/2038	NR	1,405,000	1,424,030
CT Hlth & Ed - Quinnipiac Univ	5.00%		7/1/2033	A-	8,230,000	8,578,671
Dutchess Co LDC - Bard College†	5.00%		7/1/2040	BB+	1,150,000	1,166,631
Dutchess Co LDC - Bard College†	5.00%		7/1/2045	BB+	2,000,000	2,010,452
Frederick Co Ed Fac - Mount St Mary’s Univ†	5.00%		9/1/2027	BB+	2,000,000	2,049,308
Frederick Co Ed Fac - Mount St Mary’s Univ†	5.00%		9/1/2032	BB+	2,400,000	2,441,269
Fulton Co Dev - GA Tech Athletic Assoc	5.00%		10/1/2022	A2	215,000	216,845
IL Fin Auth - IL Inst of Tech	4.00%		9/1/2035	Baa3	2,600,000	2,436,742
IL Fin Auth - IL Inst of Tech	5.00%		9/1/2030	Baa3	625,000	663,632
IL Fin Auth - IL Inst of Tech	5.00%		9/1/2031	Baa3	600,000	632,616
IL Fin Auth - IL Inst of Tech	5.00%		9/1/2032	Baa3	500,000	524,196
IL Fin Auth - IL Inst of Tech	5.00%		9/1/2033	Baa3	1,000,000	1,042,648
IL Fin Auth - IL Inst of Tech	5.00%		9/1/2034	Baa3	2,620,000	2,716,541
IL Fin Auth - IL Inst of Tech	5.00%		9/1/2036	Baa3	3,225,000	3,332,713
IL Fin Auth - Noble Chtr Sch	5.00%		9/1/2025	BBB	1,225,000	1,260,565
IL Fin Auth - Univ Chicago	5.00%		10/1/2030	Aa2	8,000,000	8,418,560
IN Fin Auth - OVEC	4.25%		11/1/2030	Baa3	4,800,000	4,737,206
Lincoln Co - Augustana College	4.00%		8/1/2041	BBB-	500,000	447,189
MA DFA - Emerson Clg	5.00%		1/1/2026	BBB+	5,135,000	5,360,214
MA DFA - Emerson Clg	5.00%		1/1/2027	BBB+	2,700,000	2,811,596
MA DFA - Emerson Clg	5.00%		1/1/2028	BBB+	1,810,000	1,878,625
MA DFA - Emmanuel College	5.00%		10/1/2032	Baa2	5,000,000	5,202,092
Marietta Dev Auth - Life Univ†	5.00%		11/1/2027	Ba3	2,000,000	2,074,760

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Marietta Dev Auth - Life Univ†	5.00%		11/1/2037	Ba3	$1,500,000	$1,518,057
Nova Southeastern Univ	5.00%		4/1/2037	A-	5,000,000	5,288,917
Nova Southeastern Univ	5.00%		4/1/2038	A-	2,500,000	2,633,394
NV Dept of Bus & Ind - Somerset Academy†	4.50%		12/15/2029	BB	585,000	587,394
NV Dept of Bus & Ind - Somerset Academy†	5.00%		12/15/2038	BB	1,000,000	1,006,251
NY Dorm - Montefiore	4.00%		9/1/2039	BBB-	2,300,000	2,089,362
NY Dorm - Mt Sinai Sch Med	5.00%		7/1/2026	A-	5,000,000	5,303,198
NY Dorm - Mt Sinai Sch Med	5.00%		7/1/2027	A-	10,000,000	10,583,298
NY Dorm - Pace Univ	5.00%		5/1/2023	BBB-	980,000	999,335
NY Dorm - Pace Univ	5.00%		5/1/2026	BBB-	980,000	992,161
NY Dorm - SUNY	5.00%		7/1/2026	Aa3	2,000,000	2,159,983
NY Dorm - SUNY	5.00%		7/1/2027	Aa3	4,880,000	5,263,011
NY Dorm - SUNY	5.00%		7/1/2027	Aa3	500,000	539,694
NY Dorm - Yeshiva(e)	Zero Coupon		7/15/2031	BBB-	2,705,000	2,906,368
NY Dorm - Yeshiva(e)	Zero Coupon		7/15/2037	BBB-	11,000,000	11,273,922
OH Air Dev Auth - Duke Energy	4.00%	#(a)	9/1/2030	BBB	4,100,000	4,147,246
OH Air Dev Auth - Duke Energy AMT	4.25%	#(a)	11/1/2039	BBB	9,500,000	9,629,876
Penn State Univ	5.00%		9/1/2037	Aa1	2,545,000	2,830,663
Private Clgs & Univs Auth - SCAD	5.00%		4/1/2029	A2	1,500,000	1,578,159
Private Clgs & Univs Auth - SCAD	5.00%		4/1/2031	A2	1,360,000	1,430,865
Troy Cap Res Corp - RPI	5.00%		8/1/2024	A3	1,000,000	1,048,182
Troy Cap Res Corp - RPI	5.00%		8/1/2025	A3	2,630,000	2,793,701
Troy Cap Res Corp - RPI	5.00%		8/1/2026	A3	1,000,000	1,069,531
Troy Cap Res Corp - RPI	5.00%		8/1/2027	A3	1,600,000	1,703,203
Univ of Connecticut	5.00%		11/1/2032	Aa3	3,740,000	4,125,096
Univ of CT	5.00%		4/15/2031	Aa3	8,605,000	9,462,992
Univ of CT	5.00%		4/15/2035	Aa3	5,350,000	5,829,835
Univ of Houston	5.00%		2/15/2029	AA	10,280,000	11,114,643
Univ of Illinois (AGM)	4.00%		4/1/2033	AA	4,905,000	4,782,946
Univ of Illinois (AGM)	4.00%		4/1/2034	AA	5,100,000	4,959,896
Univ of North Carolina - Wilmington	5.00%		6/1/2023	A1	2,435,000	2,507,339
Univ of North Carolina - Wilmington	5.00%		6/1/2024	A1	2,560,000	2,695,021
University of CA	4.00%		5/15/2038	AA-	7,500,000	7,521,633
University of CA	4.00%		5/15/2040	AA	10,000,000	10,020,359
VA Clg Bldg Auth	4.00%		9/1/2035	AA+	8,795,000	8,986,060
Wayne State Univ	4.00%		11/15/2034	Aa3	3,900,000	3,929,067
WV EDA - Wheeling Pwr AMT	3.00%	#(a)	6/1/2037	A-	4,200,000	4,111,497
Total						281,384,383

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Financial Services 0.20%
Berks Co IDA - Tower Hlth	4.00%	11/1/2031	BB-	$2,280,000	$2,115,906
Berks Co IDA - Tower Hlth	5.00%	11/1/2030	BB-	1,315,000	1,322,904
MA Ed Fin Auth AMT	3.625%	7/1/2034	AA	1,340,000	1,315,014
NJ Higher Ed Assistance Auth AMT	3.75%	12/1/2030	Aaa	1,775,000	1,760,105
NJ Higher Ed Assistance Auth AMT	4.00%	12/1/2032	Aaa	2,030,000	2,056,336
NJ Higher Ed Assistance Auth AMT	4.00%	12/1/2034	Aaa	1,815,000	1,838,547
Total					10,408,812

General Obligation 16.52%
Barrington SD	4.00%	12/1/2036	AAA	2,650,000	2,701,387
Barrington SD	4.00%	12/1/2038	AAA	6,415,000	6,483,313
Barrington SD	4.00%	12/1/2039	AAA	2,000,000	2,018,146
CA State GO	3.00%	10/1/2033	Aa2	14,150,000	13,033,609
CA State GO	5.00%	10/1/2027	Aa2	10,000,000	10,226,407
CA State GO	5.00%	9/1/2030	Aa2	10,000,000	10,735,659
Chabot/Las Positas CCD	5.00%	8/1/2023	AA	3,000,000	3,105,780
Chabot-Las Positas CCD	3.00%	8/1/2038	AA	2,500,000	2,165,666
Chicago Brd Ed	4.00%	12/1/2037	BB	14,000,000	13,085,757
Chicago Brd Ed	4.00%	12/1/2038	BB	9,225,000	8,560,846
Chicago Brd Ed	5.00%	12/1/2029	BB	3,000,000	3,124,900
Chicago Brd Ed	5.00%	12/1/2030	BB	3,500,000	3,644,828
Chicago Brd Ed	5.00%	12/1/2030	BB	5,100,000	5,294,256
Chicago Brd Ed	5.00%	12/1/2030	BB	5,000,000	5,257,714
Chicago Brd Ed	5.00%	12/1/2030	BB	5,000,000	5,167,021
Chicago Brd Ed	5.00%	12/1/2031	BB	1,500,000	1,551,675
Chicago Brd Ed	5.00%	12/1/2032	BB	4,845,000	4,997,656
Chicago Brd Ed	5.00%	12/1/2033	BB	900,000	926,248
Chicago Brd Ed	5.00%	12/1/2033	BB	3,275,000	3,391,002
Chicago Brd Ed	5.00%	12/1/2034	BB	475,000	487,956
Chicago Brd Ed	5.00%	12/1/2034	BB	3,750,000	3,874,133
Chicago Brd Ed	5.00%	12/1/2035	BB	450,000	461,539
Chicago Brd Ed	5.00%	12/1/2036	BB	1,000,000	1,029,062
Chicago Brd Ed	5.00%	12/1/2039	BB	2,340,000	2,393,931
Chicago Brd Ed	5.00%	12/1/2046	BB	7,500,000	7,610,452
Chicago Brd Ed†	6.75%	12/1/2030	BB	5,000,000	5,603,025
Chicago Brd Ed (AGM)	5.00%	12/1/2027	AA	2,560,000	2,778,219
Chicago Brd Ed (AGM)	5.00%	12/1/2027	AA	2,860,000	3,103,791
Chicago Brd Ed (AGM)	5.00%	12/1/2029	AA	4,220,000	4,536,629

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Chicago Brd Ed (AGM)	5.00%	12/1/2030	AA	$2,500,000	$2,671,296
Chicago Brd Ed (AGM)	5.00%	12/1/2032	AA	1,250,000	1,327,039
Chicago Brd Ed (AGM)	5.00%	12/1/2035	AA	3,000,000	3,166,401
Chicago GO	4.00%	1/1/2035	BBB+	15,425,000	14,757,574
Chicago GO	4.00%	1/1/2036	BBB+	8,195,000	7,795,218
Chicago GO	5.00%	1/1/2024	BBB+	15,000,000	15,391,483
Chicago GO	5.00%	1/1/2025	BBB+	7,000,000	7,271,019
Chicago GO	5.00%	1/1/2028	BBB+	9,000,000	9,569,969
Chicago GO	5.00%	1/1/2029	BBB+	7,750,000	8,228,342
Chicago GO	5.00%	1/1/2030	BBB+	2,000,000	2,113,619
Chicago GO	5.00%	1/1/2031	BBB+	2,210,000	2,273,650
Chicago GO	5.00%	1/1/2032	BBB+	3,000,000	3,144,603
Chicago GO	5.125%	1/1/2027	BBB+	3,100,000	3,215,551
Chicago GO	5.25%	1/1/2028	BBB+	3,845,000	3,982,622
Chicago GO	5.25%	1/1/2029	BBB+	2,025,000	2,092,029
Chicago GO	5.50%	1/1/2037	BBB+	1,250,000	1,288,618
Chicago GO	5.50%	1/1/2049	BBB+	3,750,000	3,936,355
Chicago GO	5.625%	1/1/2030	BBB+	1,835,000	1,954,261
Chicago GO	5.75%	1/1/2033	BBB+	7,000,000	7,445,458
Chicago GO	6.00%	1/1/2038	BBB+	15,890,000	17,071,399
Chicago Met Water Reclmtn Dist	5.00%	12/1/2027	AA	4,600,000	5,109,093
Chicago Met Water Reclmtn Dist	5.00%	12/1/2028	AA	6,715,000	7,410,768
City of Schaumburg	3.00%	12/1/2031	AAA	1,300,000	1,301,539
City of Skokie	3.00%	12/1/2029	Aa2	1,080,000	1,082,734
Clackamas Co Sch Dist - North Clackamas	5.00%	6/15/2025	AA+	1,450,000	1,534,284
Clark Co GO	5.00%	11/1/2027	AA+	10,775,000	11,550,961
Clark Co SD (AGM)	4.00%	6/15/2036	AA	1,250,000	1,298,073
Clark Co SD (AGM)	5.00%	6/15/2033	AA	1,380,000	1,552,760
Cook Co GO	5.00%	11/15/2025	A+	6,000,000	6,063,244
CT State GO	4.00%	1/15/2034	Aa3	7,230,000	7,408,180
CT State GO	4.00%	1/15/2035	Aa3	5,900,000	6,015,005
CT State GO	4.00%	1/15/2036	Aa3	20,000,000	20,126,668
CT State GO	4.00%	4/15/2037	Aa3	1,825,000	1,830,674
CT State GO	4.00%	6/15/2037	Aa3	775,000	777,165
CT State GO	5.00%	10/15/2028	Aa3	12,500,000	13,682,759
CT State GO	5.00%	1/15/2030	Aa3	5,500,000	6,289,981
CT State GO	5.00%	6/15/2032	Aa3	2,000,000	2,205,119
CT State GO	5.00%	6/15/2034	Aa3	1,100,000	1,202,846

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
CT State GO	5.00%	6/15/2035	Aa3	$1,125,000	$1,225,718
CT State GO	5.00%	4/15/2036	Aa3	1,150,000	1,262,815
Fresno USD (NPFGC)(FGIC)	5.25%	2/1/2024	A+	3,285,000	3,446,551
Geneva USD	5.00%	1/1/2028	AA+	1,125,000	1,249,871
Geneva USD	5.00%	1/1/2029	AA+	2,200,000	2,433,801
Geneva USD	5.00%	1/1/2030	AA+	1,400,000	1,542,641
HI Harbor System AMT	4.00%	7/1/2035	Aa3	1,325,000	1,350,569
Houston GO	5.00%	3/1/2024	AA	2,000,000	2,101,187
Howard Co GO	3.00%	8/15/2036	AAA	1,910,000	1,776,098
Howard Co GO	3.00%	8/15/2037	AAA	2,255,000	2,050,048
IL State GO	4.00%	10/1/2033	BBB+	3,000,000	2,921,596
IL State GO	4.00%	10/1/2034	BBB+	5,000,000	4,841,549
IL State GO	4.00%	12/1/2034	BBB+	9,500,000	9,191,569
IL State GO	4.00%	10/1/2035	BBB+	5,000,000	4,812,945
IL State GO	4.00%	3/1/2038	BBB+	1,125,000	1,063,369
IL State GO	4.00%	3/1/2039	BBB+	2,100,000	1,971,100
IL State GO	5.00%	7/1/2022	BBB+	6,500,000	6,500,000
IL State GO	5.00%	8/1/2023	BBB+	5,350,000	5,487,051
IL State GO	5.00%	8/1/2024	BBB+	14,565,000	14,599,720
IL State GO	5.00%	11/1/2027	BBB+	5,000,000	5,346,698
IL State GO	5.00%	2/1/2028	BBB+	13,620,000	14,600,854
IL State GO	5.00%	3/1/2028	BBB+	6,500,000	7,016,084
IL State GO	5.00%	11/1/2029	BBB+	2,800,000	2,953,856
IL State GO	5.00%	12/1/2030	BBB+	10,000,000	10,844,677
IL State GO	5.00%	3/1/2032	BBB+	3,450,000	3,702,738
IL State GO	5.00%	10/1/2032	BBB+	6,300,000	6,636,102
IL State GO(e)	5.00%	11/1/2032	BBB+	9,200,000	9,553,942
IL State GO	5.00%	10/1/2033	BBB+	5,000,000	5,254,717
IL State GO	5.00%	3/1/2034	BBB+	4,000,000	4,253,881
IL State GO	5.00%	3/1/2036	BBB+	3,250,000	3,424,019
IL State GO	5.00%	5/1/2036	BBB+	7,480,000	7,775,443
IL State GO	5.25%	5/1/2023	BBB+	5,000,000	5,112,330
IL State GO	5.25%	7/1/2030	BBB+	5,430,000	5,546,877
IL State GO	5.25%	2/1/2034	BBB+	3,295,000	3,360,062
IL State GO	5.50%	5/1/2030	BBB+	6,395,000	7,074,193
IL State GO	5.50%	7/1/2038	BBB+	5,000,000	5,105,158
IL State GO	5.50%	5/1/2039	BBB+	11,000,000	11,806,036

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
LA State GO	5.00%	5/1/2028	Aa2	$11,180,000	$11,975,626
LA State GO	5.00%	3/1/2031	Aa2	5,000,000	5,685,603
Lake Co GO	3.50%	11/30/2031	AAA	1,825,000	1,847,322
Lubbock GO	5.00%	2/15/2026	AA+	11,810,000	12,672,702
Luzerne Co GO (AGM)	5.00%	11/15/2022	AA	2,250,000	2,278,157
Luzerne Co GO (AGM)	5.00%	11/15/2023	AA	2,500,000	2,600,538
Luzerne Co GO (AGM)	5.00%	11/15/2024	AA	4,000,000	4,229,191
MI Strategic Fund - I-75 AMT (AGM)	4.25%	12/31/2038	AA	2,500,000	2,402,272
Miami-Dade Co GO	5.00%	7/1/2038	AA	4,830,000	5,325,894
Mississippi GO	5.00%	10/1/2034	AA	3,845,000	4,280,373
Mississippi GO	5.00%	10/1/2035	AA	6,500,000	7,213,008
Mississippi GO	5.00%	10/1/2036	AA	5,000,000	5,540,396
Nassau Co GO (AGM)	4.00%	4/1/2034	AA	3,130,000	3,136,745
Nassau Co GO (AGM)	4.00%	4/1/2035	AA	2,415,000	2,418,245
Nassau Co GO (AGM)	4.00%	4/1/2036	AA	4,030,000	4,033,593
Nassau Co GO (AGM)	4.00%	4/1/2037	AA	4,680,000	4,676,431
Nassau Co GO CR (AGM)	5.00%	1/1/2026	AA	10,000,000	10,898,894
New Orleans GO	4.00%	10/1/2032	A+	2,580,000	2,657,639
New Orleans GO	4.00%	10/1/2033	A+	2,680,000	2,739,543
New York State Dormitory Authority (BAM)	5.00%	10/1/2032	AA	3,500,000	3,970,990
New York State Dormitory Authority (BAM)	5.00%	10/1/2035	AA	5,000,000	5,553,416
NJ EDA - Sch Facs	5.00%	3/1/2027	NR	6,545,000	6,693,035
NJ State GO	2.00%	6/1/2027	A2	12,635,000	11,932,877
NJ State GO	4.00%	6/1/2031	A2	15,255,000	16,109,539
NJ State GO	4.00%	6/1/2032	A2	12,680,000	13,353,081
NJ State GO	5.00%	6/1/2029	A2	5,000,000	5,455,282
NV State GO	5.00%	11/1/2026	AA+	7,500,000	8,074,208
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2023	AA	2,500,000	2,597,841
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2031	AA	5,370,000	6,012,737
NYC GO	4.00%	8/1/2036	AA	6,000,000	5,995,918
NYC GO	4.00%	8/1/2037	AA	2,500,000	2,492,520
NYC GO	5.00%	8/1/2025	AA	12,000,000	12,397,082
NYC GO	5.00%	8/1/2032	AA	1,750,000	1,949,131
NYC GO	5.00%	10/1/2032	AA	3,500,000	3,932,079
NYC GO	5.00%	10/1/2033	AA	4,500,000	5,033,941
NYC IDA - Yankee Stadium (AGM)	3.00%	3/1/2040	AA	5,000,000	4,179,253
Oyster Bay GO (AGM)	2.00%	3/1/2030	AA	2,125,000	1,897,862

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Oyster Bay GO (AGM)	2.00%		3/1/2031	AA	$2,040,000	$1,779,783
Oyster Bay GO (AGM)	2.00%		3/1/2033	AA	1,415,000	1,174,062
PA State GO	4.00%		3/1/2035	Aa3	12,500,000	12,685,981
PA State GO	4.00%		3/1/2038	Aa3	8,020,000	8,068,249
PA State GO	5.00%		1/15/2028	Aa3	10,000,000	10,932,045
Perris UHSD (AGM)	4.00%		9/1/2037	AA	2,000,000	2,009,015
Perris UHSD (AGM)	4.00%		9/1/2039	AA	5,050,000	5,038,365
Perris UHSD (AGM)	4.00%		9/1/2040	AA	1,935,000	1,917,893
Philadelphia GO	5.00%		2/1/2030	A	2,750,000	3,081,536
Philadelphia GO	5.00%		2/1/2031	A	2,500,000	2,788,371
Philadelphia GO	5.00%		2/1/2032	A	1,750,000	1,944,757
Philadelphia GO	5.00%		2/1/2033	A	2,500,000	2,769,089
Philadelphia Sch Dist	5.00%		9/1/2026	A1	500,000	547,346
Philadelphia Sch Dist	5.00%		9/1/2027	A1	600,000	665,963
Philadelphia Sch Dist	5.00%		9/1/2028	A1	500,000	558,960
Philadelphia Sch Dist (AGM)	5.00%		6/1/2030	AA	5,000,000	5,461,282
Philadelphia Sch Dist (AGM)	5.00%		6/1/2031	AA	5,000,000	5,448,275
PR Comwlth GO	Zero Coupon		7/1/2024	NR	1,098,853	1,006,265
PR Comwlth GO	Zero Coupon		7/1/2033	NR	1,727,569	972,902
PR Comwlth GO	Zero Coupon	#(a)	11/1/2043	NR	6,702,858	3,343,050
PR Comwlth GO	4.00%		7/1/2033	NR	1,342,423	1,233,176
PR Comwlth GO	4.00%		7/1/2035	NR	1,206,659	1,083,828
PR Comwlth GO	4.00%		7/1/2037	NR	1,035,632	919,255
PR Comwlth GO	5.25%		7/1/2023	NR	749,622	763,425
PR Comwlth GO	5.375%		7/1/2025	NR	1,495,085	1,553,604
PR Comwlth GO	5.625%		7/1/2027	NR	1,481,543	1,578,071
PR Comwlth GO	5.625%		7/1/2029	NR	1,457,508	1,567,734
PR Comwlth GO	5.75%		7/1/2031	NR	1,415,665	1,549,284
Reedy Creek Impt Dist GO	4.00%		6/1/2031	AA-	2,240,000	2,354,825
RI State GO	5.00%		8/1/2029	AA	7,500,000	8,370,978
Romeoville GO	4.00%		12/30/2036	Aa2	4,725,000	4,805,261
Romeoville GO	4.00%		12/30/2037	Aa2	3,800,000	3,840,411
Suffolk Co GO (BAM)	2.00%		6/15/2033	AA	7,555,000	6,107,929
VT EDA - Casella Waste AMT†	4.625%	#(a)	4/1/2036	B	750,000	735,686
Wake Co Ltd Ob	4.00%		12/1/2031	AA+	5,000,000	5,211,524
Washoe Co GO	5.00%		7/1/2030	AA	7,365,000	8,508,685
WI PFA - American Dream†	7.00%		12/1/2050	NR	4,000,000	3,632,398
Total						881,937,058

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care 11.75%
Allegheny Co Hosp Auth - UPMC	4.00%		7/15/2038	A		$4,950,000	$4,823,713
Allegheny County Health Network	5.00%		4/1/2030	A		4,750,000	5,124,043
Allegheny County Health Network	5.00%		4/1/2031	A		6,000,000	6,432,361
Antelope Valley Hlth	5.00%		3/1/2031	BBB		7,000,000	7,249,441
Atlantic Beach Hlth Facs - Fleet Landing	5.00%		11/15/2028	BBB	(c)	2,020,000	2,051,228
Berks Co IDA - Tower Hlth	5.00%		11/1/2036	BB-		1,835,000	1,744,733
Berks Co IDA - Tower Hlth	5.00%		11/1/2037	BB-		5,075,000	4,804,091
Berks Co IDA - Tower Hlth	5.00%	#(a)	2/1/2040	BB-		6,000,000	5,892,004
Blaine Sr Hsg & Hlthcare - Crest View	5.125%		7/1/2025	NR		770,000	718,522
Bucks Co IDA - Grand View Hosp	5.00%		7/1/2030	BB+		2,075,000	2,201,737
Bucks Co IDA - Grand View Hosp	5.00%		7/1/2031	BB+		1,150,000	1,216,932
Bucks Co IDA - Grand View Hosp	5.00%		7/1/2032	BB+		1,000,000	1,042,664
CA Hlth - Childrens Hsp Los Angeles	5.00%		11/15/2022	BBB+		1,540,000	1,554,774
CA Hlth - Childrens Hsp Los Angeles	5.00%		11/15/2023	BBB+		1,000,000	1,010,930
CA Hlth - Childrens Hsp Los Angeles	5.00%		11/15/2024	BBB+		2,000,000	2,016,789
CA Hlth - Childrens Hsp Los Angeles	5.00%		11/15/2025	BBB+		4,880,000	4,916,979
CA Hlth - Childrens Hsp Los Angeles	5.00%		11/15/2026	BBB+		3,705,000	3,730,422
CA Hlth - Childrens Hsp Los Angeles	5.00%		11/15/2029	BBB+		1,300,000	1,306,276
CA Hlth - CommonSpirit	4.00%		4/1/2035	A-		3,065,000	3,004,553
CA Hlth - CommonSpirit	4.00%		4/1/2036	A-		5,000,000	4,882,293
CA Hlth - Lucile Packard Childrens Hsp	5.00%		8/15/2032	A+		1,250,000	1,324,785
CA Hlth - Sutter Hlth	5.00%		11/15/2032	A1		2,000,000	2,144,362
CA Hlth - Sutter Hlth	5.00%		11/15/2033	A1		2,450,000	2,617,333
CA Hlth - Sutter Hlth	5.00%		11/15/2034	A1		3,350,000	3,568,321
CA Hlth Facs - Cedars-Sinai Med Ctr	5.00%		11/15/2026	Aa3		5,000,000	5,415,945
CA Muni Fin - Cmnty Med Ctrs	5.00%		2/1/2030	A-		3,305,000	3,538,309
CA Stwde - Loma Linda Univ Med Ctr†	5.00%		12/1/2033	BB-		1,000,000	1,007,643
CA Stwde - Loma Linda Univ Med Ctr†	5.00%		12/1/2041	BB-		1,000,000	1,000,120
CA Stwde - Loma Linda Univ Med Ctr†	5.25%		12/1/2038	BB-		1,500,000	1,518,091
Camden Co Impt Auth - Cooper Hlth	5.00%		2/15/2023	BBB+		3,000,000	3,051,306
Camden Co Impt Auth - Cooper Hlth	5.00%		2/15/2024	BBB+		3,730,000	3,875,193
Camden Co Impt Auth - Cooper Hlth	5.00%		2/15/2025	BBB+		1,250,000	1,293,209
Camden Co Impt Auth - Cooper Hlth	5.00%		2/15/2027	BBB+		1,000,000	1,028,053
City of Oroville- Oroville Hsp	5.25%		4/1/2034	B+		2,300,000	2,369,506
Clarke Co Hsp - Piedmont Hlth	5.00%		7/1/2029	AA-		7,090,000	7,661,670
Clarke Co Hsp - Piedmont Hlth	5.00%		7/1/2030	AA-		4,500,000	4,847,244
CO Hlth Fac Auth - CommonSpirit	4.00%		8/1/2039	A-		2,500,000	2,407,425

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
CO Hlth Facs - Valley View Hosp	2.80%	#(a)	5/15/2042	A		$2,245,000	$2,253,280
CO Hlth Facs Auth - Commonspirit	5.00%		8/1/2031	A-		3,000,000	3,190,756
Cobb Co Kennestone - Wellstar Hlth Sys	4.00%		4/1/2041	A+		1,375,000	1,340,331
Cobb Co Kennestone - Wellstar Hlth Sys	5.00%		4/1/2042	A+		2,400,000	2,602,331
CT Hlth & Ed - Griffin Hosp†	5.00%		7/1/2032	BB+		370,000	385,272
CT Hlth & Ed - Griffin Hosp†	5.00%		7/1/2034	BB+		225,000	233,069
CT Hlth & Ed - Griffin Hosp†	5.00%		7/1/2039	BB+		1,000,000	1,026,775
CT Hlth & Ed - Trinity Hlth Corp	5.00%		12/1/2041	AA-		5,360,000	5,586,238
CT Hlth & Ed Fac Auth - Nuvance Hlt	4.00%		7/1/2034	A-		1,750,000	1,676,607
CT Hlth & Ed Fac Auth - Nuvance Hlt	4.00%		7/1/2035	A-		2,500,000	2,360,307
CT Hlth & Ed Fac Auth - Nuvance Hlt	5.00%		7/1/2028	A-		5,000,000	5,376,991
CT Hlth & Ed Fac Auth - Nuvance Hlt	5.00%		7/1/2029	A-		5,250,000	5,667,845
Cuyahoga Co Hsp - Metrohealth	5.00%		2/15/2037	BBB-		5,000,000	5,118,198
DC Hsp - Childrens Ntl Hsp	5.00%		7/15/2026	A1		1,700,000	1,818,794
District Columbia Hosp- Childrens Hosp	5.00%		7/15/2034	A1		5,000,000	5,177,995
Eisenhower Med Ctr	5.00%		7/1/2029	Baa2		1,000,000	1,058,386
Eisenhower Med Ctr	5.00%		7/1/2031	Baa2		1,900,000	1,987,311
Eisenhower Med Ctr	5.00%		7/1/2033	Baa2		1,000,000	1,036,817
Franklin Co IDA - Menno-Haven	5.00%		12/1/2031	NR		1,000,000	981,580
Franklin Co IDA - Menno-Haven	5.00%		12/1/2033	NR		1,000,000	970,355
Gainesville & Hall Co Hsp - NE GA Hlth	5.00%		2/15/2033	A		9,630,000	10,384,377
Geisinger Health	4.00%		4/1/2039	AA-		8,000,000	7,895,402
Geisinger Health	5.00%	#(a)	4/1/2043	AA-		13,050,000	14,257,172
Glendale IDA - Beatitudes	5.00%		11/15/2036	NR		1,500,000	1,417,551
Greeneville Hlth - Ballad Hlth	5.00%		7/1/2035	A-		3,300,000	3,476,252
Greeneville Hlth - Ballad Hlth	5.00%		7/1/2036	A-		3,000,000	3,156,171
Greeneville Hlth - Ballad Hlth	5.00%		7/1/2037	A-		10,000,000	10,502,606
Guadalupe Co - Seguin City Hospital	5.25%		12/1/2035	BB		3,000,000	3,071,238
Harris Co Cultural Ed - Brazos	4.00%		1/1/2023	BBB-	(c)	255,000	254,546
Harris Co Cultural Ed - Brazos	6.375%		1/1/2033	BBB-	(c)	1,385,000	1,397,803
Harris Co Edu Fac - Hermann Hlth	5.00%	#(a)	6/1/2050	A+		5,000,000	5,525,516
HI Dept Budget - Kahala Nui	5.00%		11/15/2027	A+	(c)	1,500,000	1,515,564
IL Fin Auth - Ascension Health	4.00%		2/15/2033	AA+		5,000,000	5,034,556
IL Fin Auth - Northshore Univ Hlth	5.00%		8/15/2031	AA-		2,000,000	2,262,647
IL Fin Auth - Northshore Univ Hlth	5.00%		8/15/2033	AA-		1,250,000	1,387,057
IL Fin Auth - Northwestern Mem Hlth	5.00%		7/15/2029	AA+		1,000,000	1,112,434
IL Fin Auth - Plymouth Place	5.00%		5/15/2030	BB+	(c)	1,690,000	1,816,737

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
IL Fin Auth - Silver Cross Hsp	5.00%		8/15/2035	A3		$4,500,000	$4,643,311
Jefferson Co Hlth - Norton Healthcare	4.00%		10/1/2039	A		1,185,000	1,123,614
Karnes Co Hsp Dist	5.00%		2/1/2024	A	(c)	730,000	750,021
Karnes Co Hsp Dist	5.00%		2/1/2034	A	(c)	1,000,000	1,014,386
Kirkwood IDA - Aberdeen Heights	5.25%		5/15/2037	BB-	(c)	2,000,000	1,929,866
KY EDFA - Masonic Homes	5.375%		11/15/2032	NR		1,185,000	1,131,006
KY EDFA - Owensboro Hlth	5.00%		6/1/2029	Baa2		4,235,000	4,499,319
KY EDFA - Owensboro Hlth	5.00%		6/1/2032	Baa2		6,000,000	6,274,133
Lakeland Regional Health	4.00%		11/15/2034	A2		4,000,000	3,988,391
Lakeland Regional Health	4.00%		11/15/2035	A2		3,530,000	3,498,181
Lakeland Regional Health	4.00%		11/15/2036	A2		3,700,000	3,641,901
Lakeland Regional Health	4.00%		11/15/2037	A2		2,400,000	2,346,911
Lakeland Regional Health	4.00%		11/15/2038	A2		2,265,000	2,195,881
Lakeland Regional Health	4.00%		11/15/2039	A2		2,000,000	1,932,188
Lee Memorial Hlth System	5.00%		4/1/2036	A+		4,535,000	4,823,120
Lehigh Co - Lehigh Valley Health Network	5.00%		7/1/2029	A+		4,345,000	4,849,398
MA DFA - Beth Israel Lahey Hlth	5.00%		7/1/2034	A		1,000,000	1,069,354
MA DFA - Beth Israel Lahey Hlth	5.00%		7/1/2036	A		2,000,000	2,131,758
MA DFA - Atrius Hlth	5.00%		6/1/2039	BBB		1,250,000	1,432,540
MA DFA - Partners Hlthcare Sys	5.00%		7/1/2030	AA-		9,660,000	10,669,225
MA DFA - Wellforce Hlth	4.00%		7/1/2035	BBB+		2,000,000	1,855,952
MA DFA - Wellforce Hlth	4.00%		7/1/2037	BBB+		3,930,000	3,599,720
MA DFA - Wellforce Hlth	5.00%		7/1/2038	BBB+		1,000,000	1,051,368
MA DFA - Wellforce Hlth	5.00%		7/1/2039	BBB+		2,250,000	2,361,940
Maricopa Cnty AZ IDA - Banner Health	5.00%		1/1/2028	AA-		5,000,000	5,616,046
Maricopa Co IDA - Honor Health	5.00%		9/1/2033	A2		500,000	533,754
Maricopa Co IDA - Honor Health	5.00%		9/1/2034	A2		1,000,000	1,065,641
Maricopa Co IDA - Honor Health	5.00%		9/1/2035	A2		1,000,000	1,063,985
Maricopa Co IDA - Honor Health	5.00%		9/1/2036	A2		1,800,000	1,912,509
MD Hlth & HI ED - Univ of MD Med	5.00%	#(a)	7/1/2045	A		6,500,000	7,085,659
Meadville Med Center	6.00%		6/1/2036	NR		3,830,000	3,998,458
Met Nash/Davidson Hlth - Vanderbilt Med	5.00%		7/1/2031	A3		1,300,000	1,384,699
MI Fin Auth - Trinity Health	4.00%		12/1/2039	AA-		7,065,000	6,783,150
MI Fin Auth - Trinity Health	5.00%		12/1/2035	AA-		5,000,000	5,338,660
Miami Beach Hlth - Mt Sinai Med Ctr	5.00%		11/15/2030	Baa1		1,500,000	1,538,785
Miami Dade Co Hlth - Miami Childrens Hsp	5.125%		8/1/2037	A		12,150,000	12,586,553
Monroeville Fin Auth - Univ Pitt Med Ctr	5.00%		2/15/2028	A		1,600,000	1,755,732
Montgomery Co IDA - Einstein Hlthcare	5.00%		1/15/2024	NR		4,000,000	4,179,159

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Montgomery Co IDA - Einstein Hlthcare	5.25%		1/15/2026	NR	$2,000,000	$2,142,446
Montgomery Co IDA - Einstein Hlthcare	5.25%		1/15/2028	NR	3,000,000	3,213,669
Montgomery Co IDA - Jefferson Hlth	4.00%		9/1/2036	A	1,350,000	1,348,653
Montgomery Co IDA - Jefferson Hlth	4.00%		9/1/2038	A	2,250,000	2,231,242
Montgomery Co IDA - Jefferson Hlth	4.00%		9/1/2039	A	4,140,000	4,089,995
Montgomery Co IDA - Whitemarsh	5.00%		1/1/2030	NR	2,000,000	2,013,927
Moon IDC - Baptist Homes Soc	5.125%		7/1/2025	NR	2,895,000	2,852,153
Muskingum Co Hsp - Genesis Hlthcare	5.00%		2/15/2033	BB+	10,500,000	10,521,102
NC Med - Southminster	5.00%		10/1/2031	NR	1,750,000	1,756,494
New Hope Ed Facs - Childrens Hlth	5.00%		8/15/2026	Aa3	2,000,000	2,203,355
New Hope Ed Facs - Childrens Hlth	5.00%		8/15/2028	Aa3	3,170,000	3,522,153
NJ Hlth - Hackensack Meridian Hlth	5.00%		7/1/2028	AA-	5,500,000	6,100,398
NJ Hlth - St Josephs Hlth	4.00%		7/1/2048	BBB-	15,000,000	13,386,037
NJ Hlth - St Josephs Hlth	5.00%		7/1/2028	BBB-	1,300,000	1,373,516
NJ Hlth - St Josephs Hlth	5.00%		7/1/2029	BBB-	1,605,000	1,687,354
NJ Hlth - St Josephs Hlth	5.00%		7/1/2030	BBB-	1,100,000	1,152,752
NJ Hlth - St Josephs Hlth	5.00%		7/1/2031	BBB-	1,110,000	1,158,227
NJ Hlth - St Peters Univ Hsp	5.75%		7/1/2037	BBB-	6,370,000	6,376,887
NJ Hlth - St Peters Univ Hsp	6.00%		7/1/2026	BBB-	4,525,000	4,532,293
NJ Hlth - St Peters Univ Hsp	6.25%		7/1/2035	BBB-	2,050,000	2,053,454
NJ Hlth - Univ Hosp (AGM)	5.00%		7/1/2028	AA	2,000,000	2,107,791
NJ Hlth Fin Auth - Valley Health	4.00%		7/1/2036	A	1,000,000	986,979
NJ Hlth Fin Auth - Valley Health	4.00%		7/1/2037	A	1,000,000	982,672
NJ Hlth Fin Auth - Valley Health	5.00%		7/1/2029	A	1,000,000	1,101,578
Norfolk EDA - Sentara Hlth	5.00%	#(a)	11/1/2048	AA	5,500,000	6,207,050
NY Dorm - Catholic Hlth	4.00%		7/1/2037	BB+	1,100,000	923,540
NY Dorm - Catholic Hlth	4.00%		7/1/2039	BB+	1,000,000	822,520
NY Dorm - Catholic Hlth	4.00%		7/1/2040	BB+	850,000	689,334
NY Dorm - Catholic Hlth	5.00%		7/1/2036	BB+	1,945,000	1,925,056
NY Dorm - Montefiore	4.00%		8/1/2036	BBB-	1,780,000	1,644,734
NY Dorm - Montefiore	4.00%		9/1/2036	BBB-	1,555,000	1,435,888
NY Dorm - Montefiore	4.00%		8/1/2037	BBB-	650,000	596,848
NY Dorm - Montefiore	4.00%		8/1/2038	BBB-	4,000,000	3,652,424
NY Dorm - Montefiore	4.00%		9/1/2038	BBB-	2,940,000	2,683,586
NY Dorm - Montefiore	4.00%		9/1/2040	BBB-	3,150,000	2,843,542
NY Dorm - Montefiore	5.00%		9/1/2031	BBB-	800,000	826,434
NY Dorm - Montefiore	5.00%		9/1/2032	BBB-	1,300,000	1,334,101

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
NY Dorm - Montefiore	5.00%	8/1/2033	BBB-		$1,045,000	$1,070,364
NY Dorm - Montefiore	5.00%	9/1/2033	BBB-		1,000,000	1,022,893
NY Dorm - Montefiore	5.00%	8/1/2034	BBB-		500,000	511,250
NY Dorm - Montefiore	5.00%	9/1/2034	BBB-		2,680,000	2,735,638
NY Dorm - Montefiore	5.00%	8/1/2035	BBB-		900,000	918,825
NY Dorm - Montefiore	5.00%	9/1/2035	BBB-		2,620,000	2,669,439
NY Dorm - Orange Reg Med Ctr†	5.00%	12/1/2030	BBB-		1,100,000	1,162,326
NY Dorm - Orange Reg Med Ctr†	5.00%	12/1/2031	BBB-		1,600,000	1,682,362
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2026	BBB-		1,500,000	1,624,131
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2027	BBB-		1,300,000	1,400,134
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2028	BBB-		2,000,000	2,133,522
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2029	BBB-		2,700,000	2,863,002
NYC Hlth & Hsp Corp	5.00%	2/15/2023	Aa3		4,000,000	4,078,505
OH Hosp Fac - Premier Hlt	4.00%	11/15/2039	Baa1		6,000,000	5,360,793
OH State - Univ Hosp	4.00%	1/15/2037	A		1,900,000	1,884,172
OH State - Univ Hosp	4.00%	1/15/2041	A		3,825,000	3,719,819
OH State - Univ Hosp	5.00%	1/15/2036	A		3,295,000	3,535,055
OK DFA - OU Med	5.00%	8/15/2033	Ba2		5,045,000	4,833,125
OK DFA - OU Med	5.00%	8/15/2038	Ba2		2,645,000	2,461,917
OK DFA - OU Med	5.25%	8/15/2043	Ba2		6,710,000	6,175,918
Oneida Co - Mohawk Valley Hlth (AGM)	4.00%	12/1/2035	AA		1,000,000	1,011,560
Oneida Co - Mohawk Valley Hlth (AGM)	4.00%	12/1/2036	AA		1,250,000	1,263,779
Oneida Co - Mohawk Valley Hlth (AGM)	4.00%	12/1/2037	AA		2,210,000	2,233,045
OR Hosp Fac - Salem Health	5.00%	5/15/2029	A+		3,275,000	3,672,688
OR Hosp Fac - Salem Health	5.00%	5/15/2030	A+		4,660,000	5,087,453
Oroville - Oroville Hsp	5.25%	4/1/2039	B+		440,000	449,514
Palomar Hlth	5.00%	11/1/2036	BBB		2,980,000	3,082,160
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2029	BBB		3,985,000	4,236,327
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2030	BBB		4,775,000	5,056,351
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2032	BBB		4,055,000	4,242,405
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2033	BBB		4,870,000	5,082,724
RI Hlth & Ed - Care New England	5.00%	9/1/2031	B+		5,000,000	5,223,626
SE Port Auth - Memorial Hlth	5.00%	12/1/2035	BB-	(c)	3,850,000	3,886,371
SE Port Auth - Memorial Hlth	5.50%	12/1/2029	BB-	(c)	750,000	773,717
South Miami Hlth Fac - Baptist Hlth	5.00%	8/15/2026	AA-		3,000,000	3,263,291
South Miami Hlth Fac - Baptist Hlth	5.00%	8/15/2027	AA-		3,620,000	3,988,648
South Miami Hlth Fac - Baptist Hlth	5.00%	8/15/2028	AA-		2,625,000	2,916,609

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
St Paul Hsg - HlthEast Care Sys	5.00%		11/15/2023	NR		$3,735,000	$3,892,044
St Paul Hsg - HlthEast Care Sys	5.00%		11/15/2024	NR		4,500,000	4,797,957
Tampa Hlth & Ed - Lee Moffit Cancer Center	4.00%		7/1/2039	A2		2,650,000	2,580,306
Tampa Hlth & Ed - Moffit Cancer	4.00%		7/1/2038	A2		4,755,000	4,650,165
Tulsa Co Industrial Auth - Montereau	5.25%		11/15/2037	BBB-	(c)	1,250,000	1,291,140
Univ of CA	5.00%		5/15/2034	AA-		12,250,000	13,347,752
WA HFC - Rockwood†	6.00%		1/1/2024	NR		470,000	475,011
WI Hlth & Ed - American Baptist	5.00%		8/1/2032	NR		1,375,000	1,277,028
WI Hlth & Ed - American Baptist	5.00%		8/1/2037	NR		1,500,000	1,325,272
WI Hlth & Ed - Marshfield Hlth	5.00%	#(a)	2/15/2051	A-		5,000,000	5,436,788
WI PFA - Alabama Proton†	6.85%		10/1/2047	NR		1,410,000	1,181,594
Wood Co Hsp Facs - Wood Co Hsp	5.00%		12/1/2027	NR		1,155,000	1,171,855
Wood Co Hsp Facs - Wood Co Hsp	5.00%		12/1/2032	NR		760,000	771,091
WV Hsp - WV United Health Sys	4.00%		6/1/2030	A		5,500,000	5,597,732
WV Hsp - WV United Health Sys	4.00%		6/1/2035	A		1,570,000	1,564,308
Total							627,519,826

Housing 1.57%
Alachua Co Hlth - Oak Hammock	8.00%		10/1/2032	NR		500,000	517,604
CA HFA - MFH	3.25%		8/20/2036	BBB		7,434,543	6,776,724
CA HFA - MFH	3.50%		11/20/2035	BBB+		5,744,209	5,364,114
CA HFA - MFH	4.00%		3/20/2033	NR		6,773,617	6,699,964
CA HFA - MFH	4.25%		1/15/2035	BBB+		4,311,472	4,254,258
CA Muni Fin - Park Wstrn Apts (FNMA)	2.65%		8/1/2036	Aaa		4,356,798	3,844,366
CA State GO	5.00%		11/1/2031	Aa2		10,000,000	11,151,957
CA Stwde - CHF-Irvine LLC	5.00%		5/15/2026	Baa1		1,000,000	1,053,840
CA Stwde - CHF-Irvine LLC	5.00%		5/15/2027	Baa1		750,000	790,269
CA Stwde - Lancer Student Hsg†	5.00%		6/1/2034	NR		380,000	390,247
CA Stwde - Lancer Student Hsg†	5.00%		6/1/2039	NR		650,000	662,894
CSCDA - Senior Lien†	3.00%		6/1/2047	NR		5,000,000	3,700,237
FL State Hsg Fin Auth (GNMA)	3.00%		1/1/2052	Aaa		3,985,000	3,903,802
FL State Hsg Fin Auth (GNMA)	3.00%		7/1/2052	Aaa		5,270,000	5,139,280
MD State Hsg CDA	3.00%		9/1/2039	Aa1		10,000,000	9,011,779
MO State Hsg Dev Cmmn (GNMA)	3.25%		11/1/2052	AA+		3,000,000	2,953,869
MO State Hsg Dev Cmmn (GNMA)	4.25%		5/1/2047	AA+		1,675,000	1,711,647
ND State Hsg Fin Agy	3.00%		7/1/2052	Aa1		4,935,000	4,786,039
NYC HDC (FHA)	2.10%		11/1/2036	AA+		5,725,000	4,518,236

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Housing (continued)
Phoenix IDA - ASU Std Hsg	5.00%		7/1/2032	Baa3		$1,080,000	$1,108,068
WA Hsg - Emerald Heights	5.00%		7/1/2022	A-	(c)	1,000,000	1,000,000
WA St HFC	3.50%		12/20/2035	BBB+		4,922,838	4,505,649
Total							83,844,843

Lease Obligations 5.05%
Alachua Cnty School Brd COP (AGM)	5.00%		7/1/2029	AA		7,530,000	8,535,441
CA Pub Wks - Dept Hsps	5.00%		6/1/2023	Aa3		3,000,000	3,089,949
CA St Pub Wks Brd Lease	5.00%		5/1/2034	Aa3		9,525,000	10,974,875
Cuyahoga Co COP - Conv Hotel Proj	5.00%		12/1/2023	AA-		5,640,000	5,861,120
Hudson Yards	5.00%		2/15/2029	Aa2		3,500,000	3,852,370
IL Sports Facs Auth (AGM)	5.00%		6/15/2027	AA		3,000,000	3,133,192
IN Fin Auth - Stadium	5.25%		2/1/2029	AA+		2,500,000	2,709,903
LA PFA - Hurricane Recovery	5.00%		6/1/2023	Aa3		3,200,000	3,290,378
Los Angeles Co COP - Disney Concert Hall	5.00%		9/1/2022	AA+		1,250,000	1,257,127
MI St Bldg Auth	5.00%		4/15/2036	Aa2		3,000,000	3,336,001
Miami Dade Co Sch Dist GO	4.00%		3/15/2034	AA-		4,535,000	4,662,348
Nassau Health Care Corp GTD	5.00%		8/1/2028	AA-		5,250,000	5,789,926
Nassau Health Care Corp GTD	5.00%		8/1/2029	AA-		5,590,000	6,179,498
NJ EDA - Bldgs	5.00%		6/15/2036	A3		1,320,000	1,383,765
NJ EDA - Sch Facs	2.51%	#(a)	3/1/2028	A3		5,000,000	5,033,055
NJ EDA - Sch Facs	4.00%		6/15/2034	A3		500,000	500,820
NJ EDA - Sch Facs	4.00%		6/15/2035	A3		400,000	399,646
NJ EDA - Sch Facs	5.00%		6/15/2025	A3		5,085,000	5,359,993
NJ EDA - Sch Facs	5.00%		3/1/2027	BBB+		355,000	360,927
NJ EDA - Sch Facs	5.00%		3/1/2029	A3		7,500,000	7,669,635
NJ EDA - Sch Facs	5.00%		6/15/2034	A3		3,000,000	3,140,472
NJ EDA - Sch Facs	5.00%		6/15/2035	A3		4,925,000	5,063,575
NJ EDA - Sch Facs	5.00%		6/15/2035	A3		1,000,000	1,045,486
NJ EDA - Sch Facs	5.00%		6/15/2042	A3		1,400,000	1,452,157
NJ EDA - Sch Facs†	5.25%		9/1/2027	BBB+		24,555,000	26,583,714
NJ EDA - Sch Facs	5.25%		6/15/2032	A3		2,865,000	3,118,090
NJ EDA - Sch Facs	5.50%		6/15/2029	A3		3,500,000	3,979,933
NJ EDA - State House Proj	5.00%		6/15/2033	A3		7,215,000	7,667,933
NJ EDA - State House Proj	5.00%		6/15/2034	A3		13,645,000	14,434,223
NJ EDA - Transit	4.00%		11/1/2037	A3		3,000,000	2,976,456
NJ EDA - Transit	4.00%		11/1/2038	A3		3,000,000	2,955,565
NJ EDA - Transit	5.00%		11/1/2033	A3		3,845,000	4,110,622

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations (continued)
NJ Trans Trust Fund	3.25%		6/15/2039	A3	$2,000,000	$1,693,995
NJ Trans Trust Fund	4.00%		6/15/2036	A3	2,770,000	2,759,929
NJ Trans Trust Fund	4.00%		6/15/2044	A3	1,500,000	1,398,736
NJ Trans Trust Fund	5.00%		6/15/2030	A+	3,000,000	3,197,174
NJ Trans Trust Fund	5.00%		6/15/2031	A+	2,400,000	2,549,475
NJ Trans Trust Fund	5.00%		6/15/2031	A3	8,000,000	8,573,634
NJ Trans Trust Fund	5.00%		6/15/2033	A3	1,425,000	1,514,457
NJ Trans Trust Fund	5.00%		12/15/2033	A3	35,410,000	37,596,780
NJ Trans Trust Fund	5.00%		12/15/2034	A3	8,995,000	9,507,196
NJ Trans Trust Fund	5.25%		6/15/2043	A3	4,580,000	4,819,402
NYC Eductnl Const	4.00%		4/1/2036	AA-	2,335,000	2,313,652
NYC Eductnl Const	4.00%		4/1/2037	AA-	6,070,000	5,806,261
NYC Eductnl Const	4.00%		4/1/2038	AA-	2,305,000	2,246,848
NYC TFA - Bldg Aid Sch Dist	5.00%		7/15/2028	AA	1,500,000	1,595,573
NYC TFA Sch Dist	5.00%		7/15/2035	AA	10,000,000	10,648,078
Philadelphia Redev Auth	5.00%		4/15/2028	A	4,380,000	4,692,511
San Jose Fing Auth - Civic Ctr	5.00%		6/1/2023	Aa2	1,000,000	1,030,075
South Florida Wtr Mgt Dist	5.00%		10/1/2027	AA	2,000,000	2,186,242
VA Pub Bldg Auth	4.00%		8/1/2036	AA+	5,255,000	5,413,134
Total						269,451,347

Other Revenue 3.51%
Black Belt Energy Gas Dist - Morgan Stanley	4.00%	#(a)	12/1/2049	A1	12,675,000	12,855,142
Brooklyn Arena LDC - Barclays Ctr	5.00%		7/15/2042	Ba1	7,600,000	7,648,796
Brooklyn Arena LDC - Barclays Ctr (AGM)	4.00%		7/15/2029	AA	1,500,000	1,573,390
Chester Co IDA - Collegium Chtr Sch	5.25%		10/15/2032	BB	6,410,000	6,433,336
Cleveland Co Port Auth - Playhouse Sq	5.00%		12/1/2033	BB+	2,000,000	2,055,032
Cleveland Co Port Auth - Playhouse Sq	5.25%		12/1/2038	BB+	1,650,000	1,702,382
Clifton Higher Ed - Idea Pub Schs	3.75%		8/15/2022	A-	595,000	596,335
Clifton Higher Ed - Intl Ldrshp Sch	6.00%		8/15/2038	NR	13,970,000	14,278,273
CT State Revolving Fund	4.00%		2/1/2038	AAA	3,000,000	3,050,165
Florence Twn IDA - Legacy Trad Sch	5.75%		7/1/2033	BB+	3,000,000	3,115,594
HI Dept Budget - Hawaiian Electric AMT	3.25%		1/1/2025	Baa1	5,000,000	5,018,794
HI Harbor System AMT	4.00%		7/1/2034	Aa3	1,625,000	1,671,108
IL Fin Auth - Field Museum	1.665%	#(a)	11/1/2034	A	10,500,000	10,419,781
KS DFA - Revolving Fund	5.00%		5/1/2031	AAA	5,465,000	6,230,855
KY Public Energy Auth - Peak Energy	4.00%	#(a)	2/1/2050	A1	28,995,000	29,246,674

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Lower AL Gas Dist - Goldman Sachs	4.00%	#(a)	12/1/2050	A2	$30,995,000	$31,462,668
Lower AL Gas Dist - Goldman Sachs	5.00%		9/1/2027	A2	5,000,000	5,319,065
Maricopa Co - Legacy Schools†	5.00%		7/1/2039	BB+	2,055,000	2,060,995
Maricopa Co IDA - Paradise Schools†	5.00%		7/1/2036	BB+	2,500,000	2,505,355
MD EDC - Chesapeake Bay Hyatt(d)	5.00%		12/1/2016	NR	700,000	420,000
MSR Energy Auth - Citi	6.125%		11/1/2029	BBB+	3,595,000	4,013,002
NYC Cultural - Lincoln Center	4.00%		12/1/2033	A	2,000,000	2,053,328
NYC Cultural - Lincoln Center	5.00%		12/1/2031	A	1,250,000	1,432,694
NYC Cultural - Lincoln Center	5.00%		12/1/2032	A	3,500,000	3,982,391
Phoenix IDA - Basis Schs†	5.00%		7/1/2035	BB	2,350,000	2,358,388
Pima Co IDA - Edkey Chtr Sch†	5.00%		7/1/2035	NR	5,000,000	4,831,832
SA Energy Acquisition Pub Fac - Goldman Sachs	5.50%		8/1/2023	A2	9,365,000	9,639,369
St Louis Fin Corp - Convention Center (AGM)	5.00%		10/1/2040	AA	1,750,000	1,940,479
Washington St Convention Ctr Pub Facs	4.00%		7/1/2031	NR	10,180,000	9,737,777
Total						187,653,000

Pre-Refunded 0.07%
NY Dorm - PIT	4.00%		2/15/2034	NR	15,000	16,093
Wood Co Hsp Facs - Wood Co Hsp	5.00%		12/1/2027	NR	2,295,000	2,328,492
Wood Co Hsp Facs - Wood Co Hsp	5.00%		12/1/2032	NR	1,515,000	1,537,109
Total						3,881,694

Special Tax 2.37%
Allentown Neighborhood Impt†	5.00%		5/1/2032	Ba3	1,250,000	1,270,243
Allentown Neighborhood Impt†	5.00%		5/1/2033	Ba3	1,000,000	1,016,486
Allentown Neighborhood Impt†	5.375%		5/1/2042	NR	5,500,000	5,587,118
Allentown Neighborhood Impt - Wtrfrnt Proj†	6.00%		5/1/2042	NR	1,910,000	1,993,505
Atlanta Urban Dev Agency- Atlanta Beltline†	2.375%		7/1/2026	NR	415,000	393,449
Atlanta Urban Dev Agency- Atlanta Beltline†	2.875%		7/1/2031	NR	965,000	851,417
Atlanta Urban Redevelopment Agency†	3.625%		7/1/2042	NR	1,880,000	1,583,069
CA Reassmt Dist 12/1 Irvine	4.00%		9/2/2022	A+	1,500,000	1,506,531
Connecticut Special Transportation Fund: Debt Service	4.00%		9/1/2034	AA-	8,075,000	8,184,827
CT Spl Tax - Trans Infra	5.00%		10/1/2030	AA-	9,000,000	10,058,545

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
CT Spl Tax - Trans Infra	5.00%	1/1/2032	AA-	$14,375,000	$15,764,713
Douglas Co - Sterling Ranch	3.375%	12/1/2030	NR	600,000	521,314
Douglas Co - Sterling Ranch	3.75%	12/1/2040	NR	1,250,000	1,007,850
Emeryville Redev Agy (AGM)	5.00%	9/1/2024	AA	1,950,000	2,066,101
Emeryville Redev Agy (AGM)	5.00%	9/1/2025	AA	2,650,000	2,806,606
Hinsdale Township High School District #86	4.00%	7/15/2039	AAA	6,820,000	6,874,368
Miami World Ctr CDD	4.75%	11/1/2027	NR	750,000	766,483
MIDA Mount Village PID	4.50%	8/1/2040	NR	1,250,000	1,183,959
NYC IDA - Queens Stadium (AGM)	3.00%	1/1/2033	AA	1,750,000	1,634,960
NYC IDA - Queens Stadium (AGM)	3.00%	1/1/2034	AA	1,000,000	915,602
NYC IDA - Queens Stadium (AGM)	4.00%	1/1/2032	AA	1,000,000	1,027,374
NYC IDA - Queens Stadium (AGM)	5.00%	1/1/2030	AA	2,500,000	2,770,945
NYC IDA - Queens Stadium (AGM)	5.00%	1/1/2031	AA	1,250,000	1,390,496
NYC IDA - Yankee Stadium (AGM)	2.50%	3/1/2037	AA	10,435,000	8,209,875
NYC IDA - Yankee Stadium (AGM)	3.00%	3/1/2036	AA	5,500,000	4,865,836
NYC IDA - Yankee Stadium (AGM)	3.00%	3/1/2039	AA	7,000,000	5,921,101
Orange Co CFD - Esencia	5.00%	8/15/2033	NR	1,370,000	1,415,363
Orange Co CFD - Esencia	5.00%	8/15/2035	NR	975,000	1,004,321
Peninsula Town Center†	4.50%	9/1/2028	NR	545,000	518,469
Peninsula Town Center†	5.00%	9/1/2037	NR	875,000	833,024
Pittsburg Redev Agy - Los Medanos (AGM)	5.00%	9/1/2025	AA	3,500,000	3,747,595
Plaza Met Dist #1†	4.50%	12/1/2030	NR	4,300,000	4,185,402
River Islands PFA - CFD 2003	5.375%	9/1/2031	NR	2,000,000	2,044,115
River Islands PFA - CFD 2021	4.00%	9/1/2051	NR	995,000	805,663
St Louis IDA - Ballpark Vlg	4.375%	11/15/2035	NR	3,955,000	3,360,152
Village CDD #12	3.25%	5/1/2026	NR	3,040,000	2,976,692
Village CDD #12†	3.80%	5/1/2028	NR	2,085,000	2,064,421
Village CDD #12†	4.00%	5/1/2033	NR	1,855,000	1,809,274
Village CDD #13	1.80%	5/1/2026	NR	600,000	546,047
Village CDD #13	2.55%	5/1/2031	NR	750,000	633,152
Village CDD #13	2.85%	5/1/2036	NR	1,885,000	1,519,995
Village CDD #13	3.00%	5/1/2029	NR	485,000	447,230	(b)
Village CDD #13†	3.00%	5/1/2035	NR	3,420,000	2,855,877
Village CDD #13†	3.25%	5/1/2040	NR	4,285,000	3,446,042
Village CDD #13	3.375%	5/1/2034	NR	2,495,000	2,203,741
Total					126,589,348

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue 3.88%
Bay Area Rapid Transit Dist	5.00%	7/1/2026	AA+	$1,000,000	$1,081,220
Cook Co Sales Tax	4.00%	11/15/2034	AA-	3,750,000	3,804,746
CT Spl Tax - Trans Infra	5.00%	5/1/2032	AA-	2,750,000	3,112,272
CT Spl Tax - Trans Infra	5.00%	5/1/2033	AA-	3,000,000	3,371,913
Dallas Area Rapid Trans	5.00%	12/1/2026	AA+	7,245,000	7,740,397
El Paso Dev Corp - Downtown Ballpark	6.25%	8/15/2023	AA-	5,000,000	5,184,458
Guam - Business Privilege Tax	4.00%	1/1/2036	Ba1	2,865,000	2,644,433
Guam - Business Privilege Tax	5.00%	1/1/2031	Ba1	750,000	793,536
Jefferson Co - Sch Warrant	5.00%	9/15/2026	AA	2,400,000	2,642,998
MA Sch Bldg Auth - Sales Tax	5.00%	8/15/2030	AA+	5,665,000	5,689,063
MBTA - Sales Tax	5.00%	7/1/2036	AA	4,145,000	4,479,870
MD Dept Trans	4.00%	7/1/2037	Aa2	4,660,000	4,715,198
MD St Trans Auth	3.00%	10/1/2034	AAA	5,510,000	5,300,502
Met Atlanta Rapid Trans Auth	5.00%	7/1/2032	AA+	5,000,000	5,404,644
Met Govt Nashville - Cnty Conv Ctr	5.00%	7/1/2022	A+	3,245,000	3,245,000
Met Pier & Expo Auth - McCormick Place	4.00%	12/15/2042	A-	8,000,000	7,172,054
Met Pier & Expo Auth - McCormick Place	5.00%	12/15/2022	A-	5,020,000	5,081,246
Miami Dade Co - Transit Rev	5.00%	7/1/2032	AA	7,500,000	8,515,460
MTA NY - Dedicated Tax	5.00%	11/15/2027	AA	5,700,000	5,766,463
MTA NY - Dedicated Tax	5.00%	11/15/2036	AA	7,900,000	8,331,484
NJ Trans Trust Fund	5.00%	6/15/2031	A3	3,200,000	3,429,453
NY Dorm - Sales Tax	5.00%	3/15/2028	AA+	11,645,000	12,580,797
NYC TFA - Future Tax	4.00%	8/1/2038	AAA	5,530,000	5,529,502
NYC TFA - Future Tax	5.00%	2/1/2041	AAA	14,940,000	15,492,614
NYC TFA - Future Tax	3.00%	11/1/2037	AAA	2,500,000	2,210,667
NYC TFA - Future Tax	5.00%	11/1/2032	AAA	5,000,000	5,790,664
NYC TFA - Future Tax	5.00%	2/1/2043	AAA	5,515,000	5,846,790
Phoenix Excise Tax	5.00%	7/1/2026	AAA	13,000,000	14,051,645
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	1,616,000	1,219,858
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	21,064,000	14,290,902
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	2,346,000	1,413,798
PR Corp Sales Tax	4.329%	7/1/2040	NR	5,223,000	4,917,820
PR Corp Sales Tax	4.329%	7/1/2040	NR	12,051,000	11,346,860
PR Corp Sales Tax	4.50%	7/1/2034	NR	4,560,000	4,590,949
PR Corp Sales Tax	4.536%	7/1/2053	NR	81,000	75,794
PR Corp Sales Tax	4.55%	7/1/2040	NR	268,000	258,822
PR Corp Sales Tax	4.75%	7/1/2053	NR	1,967,000	1,894,840
PR Corp Sales Tax	4.784%	7/1/2058	NR	1,092,000	1,045,774

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
PR Corp Sales Tax	5.00%	7/1/2058	NR	$4,974,000	$4,901,776
Sparks - Legends at Sparks Marina†	2.50%	6/15/2024	Ba2	210,000	203,208
Sparks - Legends at Sparks Marina†	2.75%	6/15/2028	Ba2	2,265,000	2,032,191
Total					207,201,681

Tobacco 1.87%
Buckeye Tobacco	5.00%	6/1/2055	NR	21,180,000	19,974,788
Golden St Tobacco	5.00%	6/1/2027	NR	4,000,000	4,506,117
Los Angeles Co Tobacco	4.00%	6/1/2034	A-	980,000	968,917
Los Angeles Co Tobacco	4.00%	6/1/2035	A-	1,300,000	1,280,129
Los Angeles Co Tobacco	4.00%	6/1/2036	A-	1,195,000	1,171,022
Los Angeles Co Tobacco	4.00%	6/1/2037	A-	895,000	871,571
Los Angeles Co Tobacco	5.00%	6/1/2049	BBB-	195,000	199,334
MI Tob Settlement	4.00%	6/1/2034	A-	1,000,000	992,217
MI Tob Settlement	4.00%	6/1/2035	A-	2,000,000	1,975,063
Nassau Co Tobacco	Zero Coupon	6/1/2060	NR	35,000,000	1,766,121
Northern Tobacco	4.00%	6/1/2037	A-	1,500,000	1,443,012
Nthrn AK Tobacco	4.00%	6/1/2050	BBB-	1,750,000	1,753,795
PA Tob Settlement	5.00%	6/1/2032	A1	8,350,000	9,033,538
Railsplitter Tobacco Settlement Auth	5.00%	6/1/2027	A	3,325,000	3,575,886
RI Tob Settlement	5.00%	6/1/2027	BBB	2,500,000	2,584,368
RI Tob Settlement	5.00%	6/1/2028	BBB	2,000,000	2,060,860
SD Edu Enhancement Fding Corp	5.00%	6/1/2023	NR	1,000,000	1,029,800
SD Edu Enhancement Fding Corp	5.00%	6/1/2024	NR	1,000,000	1,029,800
SD Edu Enhancement Fding Corp	5.00%	6/1/2025	NR	1,040,000	1,070,992
Tobacco Settlement Auth IA	4.00%	6/1/2049	BBB	7,090,000	6,845,943
Tobacco Settlement Auth WA	5.00%	6/1/2023	A	6,250,000	6,394,566
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2029	A	3,575,000	3,835,834
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BB+	10,300,000	10,304,728
Tobacco Settlement Fin Corp NJ	5.25%	6/1/2046	BBB+	5,100,000	5,306,942
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-	3,690,000	3,684,175
TSASC	5.00%	6/1/2029	A	5,775,000	6,078,347
Total					99,737,865

Transportation 23.53%
AK Intl Airports Sys	5.00%	10/1/2024	A1	750,000	793,611
AK Intl Airports Sys	5.00%	10/1/2027	A1	1,000,000	1,068,185
AK Intl Airports Sys	5.00%	10/1/2028	A1	2,000,000	2,125,581
AL Port Auth AMT (AGM)	5.00%	10/1/2026	AA	1,250,000	1,356,650

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
AL Port Auth AMT (AGM)	5.00%	10/1/2027	AA		$2,000,000	$2,198,348
AL Port Auth AMT (AGM)	5.00%	10/1/2028	AA		4,710,000	5,136,723
AL Port Auth AMT (AGM)	5.00%	10/1/2029	AA		3,500,000	3,801,595
Alameda Corridor Trsp Auth	5.00%	10/1/2026	A-		4,075,000	4,229,881
Alameda Corridor Trsp Auth CR (AGM)	5.00%	10/1/2034	AA		3,650,000	3,868,799
Allegheny Co Arpt Auth - Pittsburgh Arpt AMT	5.00%	1/1/2032	A2		3,940,000	4,312,476
Atlanta Arpt - PFC	5.00%	1/1/2029	Aa3		2,500,000	2,585,453
Atlanta Arpt - PFC AMT	4.00%	7/1/2034	Aa3		20,615,000	20,629,517
Atlanta Arpt AMT	4.00%	7/1/2039	Aa3		3,250,000	3,183,843
Broward Co Arpt AMT	5.00%	10/1/2029	A1		1,120,000	1,237,151
Broward Co Arpt AMT	5.00%	10/1/2033	A1		6,130,000	6,372,104
Broward Co Arpt AMT	5.00%	10/1/2035	A1		2,660,000	2,838,562
Broward Co Arpt AMT	5.00%	10/1/2036	A1		2,615,000	2,785,971
Broward Co Arpt AMT	5.00%	10/1/2037	A1		4,000,000	4,242,186
CA Muni Fin - LINXS AMT	5.00%	6/30/2031	BBB-	(c)	3,195,000	3,329,860
CA Muni Fin Auth - LINXS APM Proj AMT	5.00%	12/31/2036	BBB-	(c)	3,215,000	3,296,826
CA Muni Fin Auth - LINXS APM Proj AMT	5.00%	12/31/2037	BBB-	(c)	7,000,000	7,157,344
CA Sacramento Arpt AMT	5.00%	7/1/2036	A+		5,645,000	5,945,004
Central FL Expressway Auth	4.00%	7/1/2037	A+		7,380,000	7,391,720
Central TX Mobility Auth	4.00%	1/1/2034	A-		4,750,000	4,736,322
Central TX Mobility Auth	4.00%	1/1/2035	A-		4,000,000	3,975,332
Central TX Mobility Auth	4.00%	1/1/2036	A-		4,510,000	4,449,377
Central TX Mobility Auth	5.00%	1/1/2027	BBB+		7,500,000	8,004,257
Central TX Mobility Auth	5.00%	1/1/2030	A-		800,000	865,683
Central TX Mobility Auth	5.00%	1/1/2031	A-		1,675,000	1,812,523
Central TX Mobility Auth	5.00%	1/1/2032	A-		2,000,000	2,164,206
Central TX Mobility Auth	5.00%	1/1/2033	BBB+		3,010,000	3,060,082
Central TX Tpk	5.00%	8/15/2025	A-		2,250,000	2,343,544
Central TX Tpk	5.00%	8/15/2026	A-		2,500,000	2,597,407
Central TX Tpk	5.00%	8/15/2027	A-		3,300,000	3,422,650
Central TX Tpk	5.00%	8/15/2028	A-		3,705,000	3,830,737
Central TX Tpk	5.00%	8/15/2033	A-		7,650,000	7,840,666
Chicago Midway Arpt	4.00%	1/1/2034	A-		2,175,000	2,160,831
Chicago Midway Arpt	5.00%	1/1/2026	A-		6,075,000	6,280,817
Chicago Midway Arpt AMT	5.00%	1/1/2023	A-		3,000,000	3,042,973
Chicago Midway Arpt AMT	5.00%	1/1/2026	A-		4,605,000	4,743,297
Chicago Midway Arpt AMT	5.00%	1/1/2030	A-		5,000,000	5,120,183

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
Chicago Midway Arpt AMT	5.00%		1/1/2031	A-		$2,000,000	$2,078,347
Chicago O’Hare Arpt	4.00%		1/1/2035	A		15,000,000	14,951,146
Chicago O’Hare Arpt	5.00%		1/1/2031	A		6,500,000	6,783,998
Chicago O’Hare Arpt	5.00%		1/1/2035	A		7,000,000	7,670,318
Chicago O’Hare Arpt AMT	5.00%		1/1/2029	A		7,000,000	7,274,709
Chicago Trans Auth	4.00%		12/1/2050	A+		3,500,000	3,353,516
Cleveland Arpt (AGM)	5.00%		1/1/2027	AA		2,175,000	2,297,995
Delaware River & Bay Auth	4.00%		1/1/2044	A1		5,000,000	4,979,528
Delaware River Port Auth	5.00%		1/1/2027	A		1,835,000	1,857,257
Delaware River Port Auth	5.00%		1/1/2028	A+		7,500,000	7,850,110
Delaware River Toll Brdg Commn	5.00%		7/1/2029	A1		1,000,000	1,104,356
Delaware River Toll Brdg Commn	5.00%		7/1/2030	A1		1,920,000	2,111,099
Delaware River Toll Brdg Commn	5.00%		7/1/2032	A1		2,025,000	2,215,322
Denver City & Co Arpt AMT	5.00%		12/1/2031	A1		15,000,000	16,210,968
Denver City & Co Arpt AMT	5.00%		12/1/2035	A1		5,000,000	5,300,522
Denver RTD - Eagle P3	4.00%		1/15/2033	Baa1		850,000	814,013
Denver RTD - Eagle P3	4.00%		7/15/2034	Baa1		7,650,000	7,243,397
Denver RTD - Eagle P3	4.00%		7/15/2036	Baa1		700,000	654,538
Denver RTD - Eagle P3	5.00%		1/15/2032	Baa1		950,000	1,000,187
E470 Pub Hwy Auth	1.362%	#(a)	9/1/2039	A		1,690,000	1,666,975
Foothill / Eastern Corridor Toll Rd	4.00%		1/15/2043	A-		10,000,000	9,281,412
GA Atlanta Arpt AMT	4.00%		7/1/2038	Aa3		5,200,000	5,121,104
Greater Orlando Aviation AMT	5.00%		10/1/2029	A+		3,000,000	3,353,123
Greater Orlando Aviation Auth AMT	4.00%		10/1/2035	AA-		3,000,000	2,980,120
Greater Orlando Aviation Auth AMT	4.00%		10/1/2037	AA-		4,000,000	3,951,916
Greater Orlando Aviation Auth AMT	4.00%		10/1/2039	AA-		2,900,000	2,850,745
Hampton Roads Trans Commn	5.00%		7/1/2032	AA		1,180,000	1,332,476
Hampton Roads Trans Commn	5.00%		7/1/2033	AA		1,000,000	1,129,217
Harris Co Toll Rd	5.00%		8/15/2029	Aa1		2,500,000	2,812,959
Harris Co Toll Rd	5.00%		8/15/2030	Aa1		1,000,000	1,117,087
Harris Co Toll Rd	5.00%		8/15/2031	Aa1		3,000,000	3,323,653
HI Airport Sys AMT	5.00%		7/1/2031	A+		1,275,000	1,373,570
HI Airport Sys AMT	5.00%		7/1/2033	A+		3,300,000	3,518,558
HI Airport Sys AMT	5.00%		7/1/2034	A+		2,000,000	2,123,254
HI Airport Sys AMT	5.00%		7/1/2036	A+		5,000,000	5,282,084
Houston Arpt - Continental Airlines AMT	4.75%		7/1/2024	Ba3		4,655,000	4,663,390
Houston Arpt - United Airlines AMT	5.00%		7/15/2027	B-	(c)	1,000,000	1,015,352

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Houston Arpt - United Airlines AMT	5.00%	7/15/2035	B	$1,455,000	$1,434,447
Houston Arpt AMT	5.00%	7/1/2032	A1	2,300,000	2,534,332
Houston Arpt AMT	5.00%	7/1/2034	A1	4,850,000	5,148,890
IL State GO	5.00%	11/1/2025	BBB+	2,000,000	2,118,321
IL Toll Hwy Auth	5.00%	1/1/2027	AA-	1,000,000	1,040,679
IL Toll Hwy Auth	5.00%	1/1/2028	AA-	2,535,000	2,633,921
Kansas City Dev Auth Arpt- Terminal Modernization AMT	5.00%	3/1/2036	A2	5,000,000	5,284,867
Kansas City Dev Auth Arpt- Terminal Modernization AMT	5.00%	3/1/2038	A2	6,205,000	6,530,567
Kansas City IDA - Kansas City Intl Airport AMT	5.00%	3/1/2038	A2	13,500,000	14,208,325
Kansas City IDA - Kansas City Intl Airport AMT	5.00%	3/1/2039	A2	6,180,000	6,494,032
Los Angeles Dept Arpts - LAX	5.00%	5/15/2027	AA-	2,000,000	2,140,221
Los Angeles Dept Arpts - LAX	5.00%	5/15/2032	AA-	5,870,000	6,182,320
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2033	AA	6,675,000	7,183,612
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2034	AA-	2,930,000	3,230,765
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2035	AA-	11,410,000	12,290,514
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2036	AA-	10,640,000	11,410,794
Louisville Regl Airport AMT	5.00%	7/1/2022	A+	1,625,000	1,625,000
Louisville Regl Airport AMT	5.00%	7/1/2023	A+	2,250,000	2,313,055
MA Port Auth AMT	5.00%	7/1/2031	AA	7,500,000	8,189,521
MD EDC - CNX Marine Terminals	5.75%	9/1/2025	BB	5,000,000	5,011,271
MD EDC - Port Covington	3.25%	9/1/2030	NR	500,000	451,965
MD EDC - Port Covington	4.00%	9/1/2040	NR	1,000,000	876,966
MD EDC - Ports America Chesapeake AMT	5.00%	6/1/2044	Baa2	125,000	129,505
MD EDC - Purple Line AMT	5.00%	11/12/2028	Baa3	7,500,000	7,900,611
Met Airpt Auth - Dulles Metrorail	4.00%	10/1/2035	A-	1,000,000	968,456
Met Airpt Auth - Dulles Metrorail	4.00%	10/1/2036	A-	1,500,000	1,445,913
Met Airpt Auth - Dulles Metrorail	4.00%	10/1/2037	A-	1,500,000	1,439,212
Met DC Arpt AMT	5.00%	10/1/2031	AA-	5,000,000	5,311,270
Met Nashville Arpt Auth AMT	5.00%	7/1/2036	A2	7,500,000	8,054,475
Met Nashville Arpt Auth AMT	5.00%	7/1/2037	A2	8,750,000	9,376,373
Met Nashville Arpt Auth AMT	5.00%	7/1/2038	A2	5,000,000	5,345,873
Met Nashville Arpt Auth AMT	5.00%	7/1/2039	A2	5,000,000	5,336,067
Metropolitan DC Arpts AMT	5.00%	10/1/2031	AA-	4,000,000	4,438,442
Miami Dade Co Aviation - MIA	5.00%	10/1/2025	A2	3,690,000	3,891,460

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2022	A2	$1,550,000	$1,561,798
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2027	A2	5,145,000	5,354,343
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2028	A2	3,500,000	3,632,484
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2033	A2	4,240,000	4,383,627
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2034	A2	17,070,000	17,598,823
Miami Dade Co Expwy Auth	5.00%	7/1/2022	A	1,750,000	1,750,000
Miami Dade Co Expwy Auth	5.00%	7/1/2023	A	2,500,000	2,572,548
Miami Dade Co Expwy Auth	5.00%	7/1/2023	A	2,000,000	2,005,239
Miami Dade Co Expwy Auth	5.00%	7/1/2024	A	3,500,000	3,543,516
Minneapolis / St Paul Met Arpts	5.00%	1/1/2028	A	3,500,000	3,610,050
Minneapolis / St Paul Met Arpts	5.00%	1/1/2029	A+	5,000,000	5,429,432
Minneapolis / St Paul Met Arpts	5.00%	1/1/2030	A+	5,000,000	5,410,157
MTA NY	4.00%	11/15/2032	A3	8,500,000	8,274,363
MTA NY	4.75%	11/15/2045	A3	14,000,000	14,182,479
MTA NY	5.00%	11/1/2023	A3	5,640,000	5,692,150
MTA NY	5.00%	11/15/2028	A3	9,090,000	9,782,383
MTA NY	5.00%	11/15/2029	A3	5,000,000	5,338,528
MTA NY	5.00%	11/15/2031	A3	12,180,000	12,328,843
MTA NY	5.00%	11/15/2033	A3	4,025,000	4,225,437
MTA NY	5.00%	11/15/2035	A3	5,000,000	5,155,999
MTA NY	5.00%	11/15/2038	A3	1,500,000	1,520,990
MTA NY	5.25%	11/15/2028	A3	6,760,000	7,202,857
MTA NY	5.25%	11/15/2035	A3	7,500,000	7,739,562
NC Tpk Auth - Triangle Exprs	5.00%	1/1/2032	BBB	1,000,000	1,046,047
NC Tpk Auth - Triangle Exprs (AGM)	4.00%	1/1/2037	AA	12,895,000	12,760,042
NC Tpk Auth - Triangle Exprs (AGM)	4.00%	1/1/2038	AA	9,000,000	8,805,992
NC Tpk Auth - Triangle Exprs (AGM)	5.00%	1/1/2031	AA	1,000,000	1,085,134
New York St Twy Auth Gen Rev Bds O	4.00%	1/1/2037	A1	11,770,000	11,621,483	(b)
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2023	A3	3,000,000	3,064,123
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2027	A3	3,185,000	3,288,876
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2030	A3	365,000	392,970
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2031	A3	300,000	320,694
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2032	A3	775,000	825,707

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2034	A3	$865,000	$916,656
NJ EDA - Goethals Brdg AMT	5.125%	1/1/2034	BBB+	5,010,000	5,090,421
NJ Tpk Auth	5.00%	1/1/2029	AA-	5,000,000	5,248,669
NJ Tpk Auth	5.00%	1/1/2031	AA-	5,000,000	5,283,600
NJ Tpk Auth	5.00%	1/1/2031	AA-	5,000,000	5,361,377
NJ Tpk Auth	5.00%	1/1/2033	AA-	2,100,000	2,263,514
NJ Tpk Auth	5.00%	1/1/2034	AA-	1,500,000	1,634,804
NJ Trans Trust Fund	4.00%	6/15/2038	A3	3,000,000	2,956,372
NJ Trans Trust Fund	4.00%	6/15/2039	A3	6,000,000	5,874,680
NJ Trans Trust Fund	5.00%	6/15/2028	A+	6,275,000	6,749,692
NJ Trans Trust Fund	5.00%	6/15/2034	A3	2,625,000	2,825,157
NJ Trans Trust Fund	5.00%	6/15/2035	A3	3,425,000	3,677,533
NJ Trans Trust Fund	5.00%	6/15/2036	A3	5,000,000	5,358,262
North TX Twy Auth	4.00%	1/1/2037	A+	8,740,000	8,952,651
North TX Twy Auth	5.00%	1/1/2023	NR	1,985,000	2,019,302
North TX Twy Auth	5.00%	1/1/2023	A+	3,015,000	3,064,867
North TX Twy Auth	5.00%	1/1/2025	A+	5,000,000	5,219,103
North TX Twy Auth	5.00%	1/1/2031	A	8,085,000	8,326,994
North TX Twy Auth	5.00%	1/1/2035	A+	3,500,000	3,762,471
North TX Twy Auth	5.00%	1/1/2035	A+	1,500,000	1,775,588
North TX Twy Auth	5.00%	1/1/2036	A+	5,000,000	5,296,398
North TX Twy Auth	5.00%	1/1/2043	A	5,250,000	5,556,184
NV State Highway Rev	5.00%	12/1/2030	AAA	10,000,000	11,127,627
NY Trans Dev Corp - Delta Airlines AMT	4.00%	1/1/2036	Baa3	10,010,000	9,324,390
NY Trans Dev Corp - Delta Airlines AMT	5.00%	1/1/2036	Baa3	10,500,000	10,619,937
NY Trans Dev Corp - Delta Airlines AMT	5.00%	10/1/2040	Baa3	6,750,000	6,804,543
NY Trans Dev Corp - Delta AMT	4.375%	10/1/2045	Baa3	6,750,000	6,199,255
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2031	Baa3	4,225,000	4,318,352
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2033	Baa3	11,000,000	11,180,726
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2034	Baa3	3,450,000	3,499,291
NY Trans Dev Corp - JFK IAT	4.00%	12/1/2041	Baa1	3,200,000	3,004,035
NY Trans Dev Corp - JFK IAT	5.00%	12/1/2030	Baa1	3,000,000	3,217,846
NY Trans Dev Corp - JFK IAT	5.00%	12/1/2031	Baa1	2,160,000	2,325,937
NY Trans Dev Corp - JFK IAT	5.00%	12/1/2032	Baa1	5,045,000	5,345,534
NY Trans Dev Corp - JFK IAT	5.00%	12/1/2035	Baa1	1,500,000	1,582,139
NY Trans Dev Corp - JFK IAT	5.00%	12/1/2037	Baa1	1,000,000	1,049,158

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
NY Trans Dev Corp - JFK IAT AMT	5.00%	12/1/2024	Baa1		$750,000	$783,110
NY Trans Dev Corp - JFK IAT AMT	5.00%	12/1/2027	Baa1		1,025,000	1,086,289
NY Trans Dev Corp - JFK IAT AMT	5.00%	12/1/2030	Baa1		10,000,000	10,616,009
NY Trans Dev Corp - JFK IAT AMT	5.00%	12/1/2031	Baa1		2,150,000	2,269,434
NY Trans Dev Corp - JFK IAT AMT	5.00%	12/1/2033	Baa1		1,800,000	1,884,311
NY Trans Dev Corp - LaGuardia Airport AMT	4.00%	7/1/2031	Baa3		3,000,000	2,941,071
NY Trans Dev Corp - LaGuardia Airport AMT	4.00%	7/1/2032	Baa3		3,000,000	2,901,563
NY Trans Dev Corp - LaGuardia Airport AMT	4.00%	7/1/2033	Baa3		3,500,000	3,359,925
NY Trans Dev Corp - LaGuardia Airport AMT	5.00%	7/1/2034	Baa3		2,250,000	2,313,056
NY Trans Dev Corp - LaGuardia Airport AMT	5.25%	1/1/2050	Baa3		20,000,000	20,505,992
NY Trans Dev Corp - TOGA AMT	5.00%	1/1/2023	Baa3		750,000	758,246
NY Twy Auth	5.00%	1/1/2024	A1		1,960,000	2,047,657
NY Twy Auth	5.00%	1/1/2026	A1		5,115,000	5,453,374
NY Twy Auth	5.00%	1/1/2033	A1		3,405,000	3,735,129
NYS Thruway - Service Area AMT	4.00%	10/31/2041	BBB-	(c)	3,000,000	2,635,902
NYS Thruway - Service Area Proj AMT	4.00%	10/31/2034	BBB-	(c)	750,000	695,402
Orlando & Orange Co Expwy Auth	5.00%	7/1/2030	A+		10,000,000	10,327,134
PA Tpk Commn	4.00%	12/1/2036	A		1,000,000	988,400
PA Tpk Commn	4.00%	12/1/2037	A		2,500,000	2,464,144
PA Tpk Commn	4.00%	12/1/2038	A		4,250,000	4,169,318
PA Tpk Commn	5.00%	12/1/2022	A+		3,500,000	3,548,058
PA Tpk Commn	5.00%	12/1/2032	A1		1,500,000	1,679,603
PA Tpk Commn	5.00%	12/1/2033	A1		1,300,000	1,442,424
PA Tpk Commn	5.00%	12/1/2034	A1		1,200,000	1,324,656
PA Tpk Commn	5.00%	12/1/2035	A1		1,800,000	1,977,345
Philadelphia Arpt AMT	5.00%	7/1/2032	A2		3,660,000	4,015,258
Philadelphia Arpt AMT	5.00%	7/1/2033	A2		4,050,000	4,415,604
Phoenix Arpt	5.00%	7/1/2036	Aa3		4,045,000	4,352,481
Phoenix Arpt	5.00%	7/1/2038	Aa3		5,000,000	5,364,109
Phoenix Arpt AMT	5.00%	7/1/2022	Aa3		1,500,000	1,500,000
Phoenix Arpt AMT	5.00%	7/1/2029	A1		1,500,000	1,654,332
Phoenix Arpt AMT	5.00%	7/1/2030	A1		4,245,000	4,643,405
Phoenix Civic Impt Corp AR	5.00%	7/1/2036	A1		5,000,000	5,337,422

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Pittsburgh Intl Airport AMT	4.00%	1/1/2037	A2	$5,000,000	$4,825,620
Port Auth NY & NJ	4.00%	11/1/2037	AA-	3,540,000	3,529,208
Port Auth NY & NJ	5.00%	12/1/2023	AA-	5,300,000	5,537,901
Port Auth NY & NJ	5.00%	12/1/2025	AA-	10,000,000	10,414,731
Port Auth NY & NJ	5.00%	10/15/2026	AA-	5,605,000	6,065,067
Port Auth NY & NJ	5.00%	10/15/2027	AA-	4,750,000	5,124,296
Port Auth NY & NJ AMT	4.00%	7/15/2034	AA-	2,250,000	2,239,453
Port Auth NY & NJ AMT	4.00%	7/15/2035	AA-	2,250,000	2,223,074
Port Auth NY & NJ AMT	4.00%	7/15/2036	AA-	1,500,000	1,469,249
Port Auth NY & NJ AMT	4.00%	7/15/2037	AA-	2,000,000	1,941,303
Port Auth NY & NJ AMT	4.00%	7/15/2038	AA-	3,000,000	2,868,644
Port Auth NY & NJ AMT	5.00%	9/15/2028	AA-	4,000,000	4,383,302
Port Auth NY & NJ AMT	5.00%	11/1/2030	AA-	4,100,000	4,584,137
Port Auth NY & NJ AMT	5.00%	10/15/2034	AA-	9,170,000	9,428,903
Port of Portland - Portland Intl Arpt AMT	5.00%	7/1/2029	AA-	5,000,000	5,498,084
Port of Portland - Portland Intl Arpt AMT	5.00%	7/1/2033	AA-	6,920,000	7,632,242
Port of Portland - Portland Intl Arpt AMT	5.00%	7/1/2037	AA-	2,420,000	2,585,060
Port of Portland - Portland Intl Arpt AMT	5.00%	7/1/2038	AA-	3,250,000	3,464,685
Port of Portland - Portland Intl Arpt AMT	5.00%	7/1/2039	AA-	3,330,000	3,544,143
Port Seattle AMT	5.00%	5/1/2033	A+	4,045,000	4,369,003
Port Seattle AMT	5.00%	4/1/2044	A+	14,870,000	15,615,619
PR Hwy & Trans Auth(d)	5.00%	7/1/2033	NR	1,215,000	671,288
PR Hwy & Trans Auth(d)	5.50%	7/1/2023	NR	4,305,000	2,378,513
PR Hwy & Trans Auth(d)	5.50%	7/1/2024	NR	3,000,000	1,657,500
PR Hwy & Trans Auth (AGC)	5.25%	7/1/2036	AA	1,560,000	1,592,836
PR Hwy & Trans Auth (AGM)	5.25%	7/1/2032	AA	1,000,000	1,023,258
Riverside Co Trsp Comm	4.00%	6/1/2038	A	4,225,000	4,146,518
Riverside Co Trsp Comm	4.00%	6/1/2039	A	3,275,000	3,200,693
Riverside Co Trsp Comm	4.00%	6/1/2040	A	2,000,000	1,942,825
Sacramento Co Arpt AMT	5.00%	7/1/2027	A+	5,950,000	6,481,224
Sacramento Co Arpt AMT	5.00%	7/1/2034	A+	4,000,000	4,235,535
Salt Lake City Arpt AMT	5.00%	7/1/2037	A	2,000,000	2,091,802
Salt Lake City Arpt AMT	5.00%	7/1/2029	A	3,000,000	3,277,262
Salt Lake City Arpt AMT	5.00%	7/1/2030	A	2,275,000	2,437,951
Salt Lake City Arpt AMT	5.00%	7/1/2031	A	3,000,000	3,197,936
Salt Lake City Arpt AMT	5.00%	7/1/2032	A	8,750,000	9,284,452
Salt Lake City Arpt AMT	5.00%	7/1/2034	A	14,645,000	15,547,526

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Salt Lake City Arpt AMT	5.00%		7/1/2034	A	$4,455,000	$4,687,937
San Diego Arpt	4.00%		7/1/2037	A	2,000,000	2,001,630
San Diego Arpt	4.00%		7/1/2038	A	2,000,000	1,997,517
San Francisco Arpt AMT	5.00%		5/1/2036	A1	4,245,000	4,511,867
San Francisco Arpt AMT	5.00%		5/1/2036	A1	3,195,000	3,395,858
San Francisco Arpt AMT	5.00%		5/1/2037	A1	15,565,000	16,460,255
San Francisco Arpt AMT	5.00%		5/1/2038	A1	6,015,000	6,348,441
San Joaquin Hills Trsp	4.00%		1/15/2034	A	3,250,000	3,187,301
San Joaquin Hills Trsp	4.00%		1/15/2035	A	1,730,000	1,687,544
San Joaquin Hills Trsp	4.00%		1/15/2036	A	1,400,000	1,359,771
San Jose Arpt	5.00%		3/1/2026	A	1,200,000	1,247,484
San Jose Arpt	5.00%		3/1/2027	A	2,260,000	2,342,765
San Jose Arpt	5.00%		3/1/2028	A	1,655,000	1,712,025
San Jose Arpt AMT	5.00%		3/1/2035	A	1,500,000	1,565,756
South Carolina Ports AMT	5.00%		7/1/2032	A+	4,225,000	4,574,140
Triborough Brdg & Tunl Auth	5.00%		11/15/2029	AA-	5,650,000	6,221,743
TX Surface Trans Corp - I-635	4.00%		12/31/2033	Baa2	6,500,000	6,249,561
TX Surface Trans Corp - I-635	4.00%		12/31/2034	Baa2	6,500,000	6,189,997
TX Surface Trans Corp - I-635	4.00%		12/31/2035	Baa2	6,000,000	5,681,073
TX Surface Trans Corp - I-635	4.00%		6/30/2036	Baa2	4,125,000	3,894,860
TX Surface Trans Corp - I-635	4.00%		12/31/2036	Baa2	5,500,000	5,176,013
VA Small Bus Fing - 95 Express AMT	5.00%		7/1/2032	BBB-	7,050,000	7,672,007
VA Small Bus Fing - 95 Express AMT	5.00%		1/1/2034	BBB-	9,105,000	9,750,046
VA Small Bus Fing - 95 Express AMT	5.00%		1/1/2038	BBB-	7,465,000	7,874,225
Wayne Co Arpt AMT	5.00%		12/1/2026	A1	1,590,000	1,702,245
Wayne Co Arpt AMT	5.00%		12/1/2027	A1	2,000,000	2,124,102
Total						1,256,595,550

Utilities 12.89%
Albuquerque Bernalillo Co Wtr Util	5.00%		7/1/2024	AA	2,645,000	2,799,785
Albuquerque Bernalillo Co Wtr Util	5.00%		7/1/2025	AA	4,000,000	4,227,645
Amelia Co IDA - Waste Mgmt AMT	1.45%	#(a)	4/1/2027	A-	2,500,000	2,198,394
Appling Co Dev - Oglethorpe Power	1.50%	#(a)	1/1/2038	BBB+	1,250,000	1,198,881
Black Belt Energy Gas Dist	4.00%	#(a)	12/1/2052	Baa1	11,100,000	11,121,342
Black Belt Energy Gas Dist - RBC(e)	4.00%	#(a)	7/1/2052	Aa1	6,000,000	6,180,597
Burke Co Dev - Vogtle Proj	2.20%		10/1/2032	BBB+	1,000,000	931,156
CA Choice Clean Energy - Morgan Stanley	4.00%	#(a)	2/1/2052	A1	7,105,000	7,105,197
CA Poll Ctl - Poseidon Res†	5.00%		7/1/2039	Baa3	5,000,000	5,176,286

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
CA Poll Ctl - Poseidon Res AMT†	5.00%		7/1/2037	Baa3	$5,570,000	$5,589,677
Central Plains - Goldman Sachs	5.00%		9/1/2027	A2	7,525,000	7,565,399
Central Plains - Goldman Sachs	5.00%		9/1/2035	BBB+	3,435,000	3,680,679
Chicago Wastewater	5.00%		1/1/2029	A	4,335,000	4,701,621
Chicago Wastewater	5.00%		1/1/2030	A	6,500,000	7,024,698
Chicago Water	5.00%		11/1/2025	A	2,625,000	2,775,612
Chicago Water (AGM)	5.00%		11/1/2034	AA	6,275,000	6,763,426
Chicago Water (AGM)	5.00%		11/1/2035	AA	5,000,000	5,382,009
Chicago Water (AGM)	5.25%		11/1/2030	AA	5,510,000	6,061,613
Clarion Co IDA - American Wtr AMT	2.45%	#(a)	12/1/2039	A+	2,250,000	2,099,433
Cleveland Public Pwr (AGM)	4.00%		11/15/2034	AA	1,000,000	1,052,092
Cleveland Public Pwr (AGM)	4.00%		11/15/2036	AA	1,000,000	1,018,765
Cleveland Public Pwr (AGM)	4.00%		11/15/2038	AA	1,000,000	1,012,023
Cleveland Public Pwr (AGM)	5.00%		11/15/2033	AA	2,000,000	2,259,929
DE EDA - NRG Energy	1.25%	#(a)	10/1/2040	BBB-	7,500,000	6,992,561
DE EDA - NRG Energy	1.25%	#(a)	10/1/2045	BBB-	20,300,000	18,926,532
Detroit Sewer	5.00%		7/1/2034	A+	4,200,000	4,395,641
Detroit Sewer	5.00%		7/1/2035	A+	1,835,000	1,918,349
Detroit Water (AGM)	5.00%		7/1/2037	AA	5,000,000	5,174,563
FL DFC - Waste Pro AMT	3.00%		6/1/2032	NR	5,000,000	4,058,272
Guam Waterworks	5.00%		7/1/2036	A-	1,000,000	1,044,274
Guam Waterworks Auth	5.00%		7/1/2029	A-	1,000,000	1,030,959
HI Dept Budget - Hawaiian Electric	3.20%		7/1/2039	Baa1	11,120,000	9,277,116
HI Dept Budget - Hawaiian Electric AMT	4.00%		3/1/2037	Baa1	3,000,000	2,913,425
Houston Util Sys	5.00%		11/15/2023	AA	4,000,000	4,171,877
Houston Util Sys	5.00%		11/15/2026	AA	5,355,000	5,711,407
Imperial Irrigation Dist	5.00%		11/1/2032	AA-	2,000,000	2,160,776
IN Muni Pwr	5.00%		1/1/2033	A+	5,210,000	5,706,862
IN Muni Pwr	5.00%		1/1/2034	A+	4,000,000	4,365,788
KY Muni Pwr - Prarie State Proj	3.45%	#(a)	9/1/2042	Baa1	5,935,000	5,814,144
KY Public Energy Auth - BP	4.00%	#(a)	1/1/2049	A2	6,375,000	6,452,998
KY Public Energy Auth - Morgan Stanley	4.00%	#(a)	4/1/2048	A1	3,200,000	3,230,900
LA Env Facs - E Baton Rouge Swr	0.875%	#(a)	2/1/2046	A+	15,000,000	13,671,211
Long Beach Nat Gas - ML	2.376%	#(a)	11/15/2026	A2	4,000,000	3,927,168
Long Island Power Auth	0.85%	#(a)	9/1/2050	A	6,000,000	5,644,208
Long Island Power Auth	5.00%		9/1/2034	A	2,250,000	2,466,387
Lower AL Gas Dist - Goldman Sachs	5.00%		9/1/2031	A2	4,005,000	4,288,887
Lower Colo Riv Auth - Transmn Contract	5.00%		5/15/2034	A	3,190,000	3,523,696

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Lower Colo Riv Auth - Transmn Contract	5.00%		5/15/2035	A	$4,860,000	$5,358,766
Lower Colo Riv Auth - Transmn Contract	5.00%		5/15/2036	A	5,055,000	5,549,216
Lower Colorado River Authority Transmission Services Corp	5.00%		5/15/2036	A	3,020,000	3,315,258
Luzerne Co IDA - American Wtr AMT	2.45%	#(a)	12/1/2039	A+	4,000,000	3,788,170
Main St Nat Gas - Citibank	4.00%	#(a)	3/1/2050	A3	18,170,000	18,234,811
Main St Nat Gas - Citibank	4.00%	#(a)	5/1/2052	A3	9,985,000	10,001,885
Main St Nat Gas - Citibank	4.00%	#(a)	9/1/2052	A3	10,000,000	9,930,504
Main St Nat Gas- Citadel†	4.00%	#(a)	8/1/2052	BBB-	72,500,000	71,338,499
Maricopa Co Poll Cntrl - El Paso Elec	3.60%		2/1/2040	Baa2	5,085,000	4,516,639
Maricopa Co Poll Cntrl - El Paso Elec	3.60%		4/1/2040	Baa2	3,870,000	3,434,657
Miami Dade Co Wtr & Swr	5.00%		10/1/2043	AA-	6,485,000	7,043,860
Miami-Dade Co Wtr & Swr	4.00%		10/1/2035	AA-	5,000,000	5,043,940
MO Joint Muni Elec Util Commn	5.00%		1/1/2023	A2	2,000,000	2,033,079
MO Joint Muni Elec Util Commn	5.00%		1/1/2025	A2	1,500,000	1,564,829
Modesto Irrigation Dist	5.00%		7/1/2023	A+	1,780,000	1,838,586
Modesto Irrigation Dist	5.00%		7/1/2024	A+	3,720,000	3,838,956
Modesto Irrigation Dist	5.00%		7/1/2025	A+	8,410,000	8,679,229
Monroe Dev Auth - Oglethorpe Power	1.50%	#(a)	1/1/2039	BBB+	1,875,000	1,798,321
North Sumter Co Util Dep Dist	5.00%		10/1/2032	A	8,000,000	8,064,582
Northern CA Gas - Goldman Sachs	4.00%	#(a)	7/1/2049	A2	7,500,000	7,627,405
NYC Muni Water	4.00%		6/15/2037	AA+	3,630,000	3,641,636
Omaha Pub Pwr Dist	5.00%		2/1/2029	AA	5,000,000	5,436,533
Orlando Util Commn	1.25%	#(a)	10/1/2046	AA	10,000,000	8,405,354
Pennsylvania Economic Development Financing Authority AMT	1.10%	#(a)	6/1/2031	A-	5,000,000	4,412,780
Philadelphia Gas Works	5.00%		8/1/2026	A	1,000,000	1,071,380
Philadelphia Gas Works	5.00%		8/1/2027	A	1,000,000	1,069,546
Philadelphia Gas Works	5.00%		8/1/2028	A	1,250,000	1,370,067
Philadelphia Gas Works	5.00%		8/1/2029	A	1,700,000	1,855,106
Philadelphia Gas Works	5.00%		8/1/2030	A	1,425,000	1,548,246
Philadelphia Gas Works	5.00%		10/1/2033	A	2,390,000	2,578,050
Philadelphia Water & Wastewater	5.00%		11/1/2029	A+	3,185,000	3,534,645
Phoenix Civic Impt Corp - Water Sys	5.00%		7/1/2027	AAA	5,010,000	5,284,071
Piedmont Muni Pwr Agency	4.00%		1/1/2033	A-	7,300,000	7,369,551
Piedmont Muni Pwr Agency	5.00%		1/1/2034	A-	13,660,000	14,579,448
PR Aqueduct & Swr Auth†	4.00%		7/1/2042	NR	13,455,000	11,874,950
PR Aqueduct & Swr Auth†	5.00%		7/1/2022	NR	4,735,000	4,735,000

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
PR Aqueduct & Swr Auth†	5.00%		7/1/2022	NR		$4,500,000	$4,500,000
PR Aqueduct & Swr Auth†	5.00%		7/1/2025	NR		3,500,000	3,597,664
PR Aqueduct & Swr Auth†	5.00%		7/1/2030	NR		10,670,000	11,126,460
PR Aqueduct & Swr Auth†	5.00%		7/1/2033	NR		850,000	870,959
PR Aqueduct & Swr Auth†	5.00%		7/1/2033	NR		5,000,000	5,129,939
PR Aqueduct & Swr Auth†	5.00%		7/1/2037	NR		6,000,000	6,108,610
PR Elec Pwr Auth(d)(e)	5.00%		7/1/2037	D	(c)	1,035,000	879,750	(b)
PR Elec Pwr Auth(d)(e)	5.00%		7/1/2042	D	(c)	2,390,000	2,031,500	(b)
PR Elec Pwr Auth(d)(e)	5.50%		7/1/2038	D	(c)	2,350,000	2,006,313	(b)
PR Elec Pwr Auth(d)(e)	7.00%		7/1/2033	D	(c)	4,000,000	3,540,000
PR Elec Pwr Auth(d)(e)	7.00%		7/1/2040	D	(c)	725,000	641,625
PR Elec Pwr Auth (AGM)	1.168%	#(a)	7/1/2029	AA		5,720,000	5,932,671
Riverside Elec	5.00%		10/1/2037	AA-		4,000,000	4,398,418
Riverside Elec	5.00%		10/1/2038	AA-		5,000,000	5,487,234
Salt Verde Fin Corp - Citi	5.00%		12/1/2037	A3		7,165,000	7,703,295
Salt Verde Fin Corp - Citi	5.25%		12/1/2026	A3		7,500,000	8,097,768
Salt Verde Fin Corp - Citi	5.50%		12/1/2029	A3		5,100,000	5,674,311
San Antonio Elec & Gas	5.00%		2/1/2029	Aa2		7,340,000	8,019,150
SC Pub Service Auth - Santee Cooper	5.00%		12/1/2032	A		2,670,000	2,914,140
SE AL Gas Dist	4.00%	#(a)	12/1/2051	A1		12,255,000	12,210,166
Seminole Co Wtr & Swr	5.00%		10/1/2024	AA+		4,000,000	4,259,692
Stockton PFA - Wastewater (BAM)	5.00%		9/1/2024	AA		1,000,000	1,058,887
TEAC - Goldman Sachs	5.25%		9/1/2024	A2		8,940,000	9,307,612
TEAC - Goldman Sachs	5.625%		9/1/2026	BBB	(c)	5,000,000	5,427,227
Texas Municipal Power Agency (AGM)	3.00%		9/1/2034	AA		1,470,000	1,362,462
Texas Municipal Power Agency (AGM)	3.00%		9/1/2036	AA		5,250,000	4,774,343
Texas Water Dev Brd	3.00%		10/15/2033	AAA		4,000,000	3,806,805
Transbay Pwr Auth	5.00%		10/1/2030	A-	(c)	300,000	342,414
Transbay Pwr Auth	5.00%		10/1/2031	A-	(c)	300,000	340,952
Transbay Pwr Auth	5.00%		10/1/2032	A-	(c)	500,000	564,405
Transbay Pwr Auth	5.00%		10/1/2033	A-	(c)	900,000	1,012,654
Transbay Pwr Auth	5.00%		10/1/2034	A-	(c)	970,000	1,089,100
Transbay Pwr Auth	5.00%		10/1/2035	A-	(c)	900,000	1,005,346
Transbay Pwr Auth	5.00%		10/1/2037	A-	(c)	675,000	746,632
Transbay Pwr Auth	5.00%		10/1/2039	A-	(c)	1,400,000	1,532,437
Transbay Pwr Auth	5.00%		10/1/2040	A-	(c)	1,500,000	1,633,367
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2027	A3		4,375,000	4,648,145

See Notes to Schedule of Investments.	47

Schedule of Investments (unaudited)(continued)

INTERMEDIATE TAX FREE FUND June 30, 2022

Investments			Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
TX Muni Gas Acq & Supply - Macquarie			5.00%	12/15/2029	A3	$25,600,000	$27,271,429
TX Muni Gas Acq & Supply - Macquarie			5.00%	12/15/2030	A3	6,500,000	6,929,351
TX Muni Gas Acq & Supply - Macquarie			5.00%	12/15/2031	A3	6,000,000	6,399,765
TX Muni Gas Acq & Supply - ML			5.25%	12/15/2023	A2	2,925,000	3,026,359
TX Muni Gas Acq & Supply - ML			6.25%	12/15/2026	A2	11,780,000	12,602,833
Western MN Muni Pwr Agy			5.00%	1/1/2023	Aa3	1,500,000	1,525,476
Total							688,099,481
Total Municipal Bonds (cost $5,508,426,718)							5,218,756,459

	Interest Rate#		Interest Rate Reset Date(f)	Final Maturity Date

SHORT-TERM INVESTMENTS 0.27%

Variable Rate Demand Notes 0.27%

Utilities
Appling Co Dev - GA Power	0.920%	#	7/1/2022	9/1/2041	BBB+	6,100,000	6,100,000
NYC Muni Water	0.650%	#	7/1/2022	6/15/2045	AA+	8,500,000	8,500,000
Total Short-Term Investments (cost $14,600,000)							14,600,000
Total Investments in Securities 98.01% (cost $5,523,026,718)							5,233,356,459
Other Assets and Liabilities– Net(g) 1.99%							106,300,388
Net Assets 100.00%							$5,339,656,847

AGC	Insured by - Assured Guarantee Corp.
AGM	Insured by - Assured Guaranty Municipal Corporation.
AMBAC	Insured by - AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
COP	Certificates of Participation.
CR	Custodian Receipt.
FGIC	Insured by - Financial Guaranty Insurance Company.
FHA	Insured by - Federal Housing Administration.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
GTD	Guaranteed.
NPFGC	Insured by - National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
TRIPS	Tax Refund Intercept Programs.

48	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

INTERMEDIATE TAX FREE FUND June 30, 2022

#	Variable rate security. The interest rate represents the rate in effect at June 30, 2022.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2022, the total value of Rule 144A securities was $343,288,997, which represents 6.43% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(c)	This investment has been rated by Fitch IBCA.
(d)	Defaulted (non-income producing security).
(e)	Securities purchased on a when-issued basis.
(f)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(g)	Other Assets and Liabilities - Net include net unrealized depreciation on futures contracts as follows:

Open Futures Contracts at June 30, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	September 2022	504	Short	$(68,387,047)	$(69,867,000)	$(1,479,953)

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$–	$490,116,896	$4,334,675	$494,451,571
Special Tax	–	126,142,118	447,230	126,589,348
Transportation	–	1,244,974,067	11,621,483	1,256,595,550
Utilities	–	683,181,918	4,917,563	688,099,481
Remaining Industries	–	2,653,020,509	–	2,653,020,509
Short-Term Investments
Variable Rate Demand Notes	–	14,600,000	–	14,600,000
Total	$–	$5,212,035,508	$21,320,951	$5,233,356,459
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(1,479,953)	–	–	(1,479,953)
Total	$(1,479,953)	$–	$–	$(1,479,953)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	49

Schedule of Investments (unaudited)

NATIONAL TAX FREE FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 99.78%

MUNICIPAL BONDS 99.78%

Corporate-Backed 8.47%
AR DFA - Big River Steel AMT†	4.75%		9/1/2049	Ba2	$8,500,000	$8,516,591
AZ IDA	3.625%		5/20/2033	BBB	8,534,109	8,424,924
CA Poll Ctl - Poseidon Res AMT†	5.00%		11/21/2045	Baa3	15,775,000	15,814,056
CA Poll Ctl - Waste Mgmt AMT	4.30%		7/1/2040	A-	2,575,000	2,646,232
Fort Bend IDC - NRG Energy	4.75%		5/1/2038	Baa2	3,500,000	3,507,631
Gloucester Co Poll Ctl - Logan AMT	5.00%		12/1/2024	NR	500,000	522,966
Hoover IDA - US Steel AMT	5.75%		10/1/2049	BB-	1,100,000	1,155,485
IA Fin Auth - Alcoa	4.75%		8/1/2042	BB+	5,000,000	4,818,052
IA Fin Auth - Iowa Fertilizer Co	4.00%	#(a)	12/1/2050	BBB-	4,600,000	4,595,978
IL State GO	5.00%		12/1/2036	BBB+	6,700,000	6,948,335
IN Fin Auth - OVEC	2.50%		11/1/2030	Baa3	1,000,000	872,015
IN Fin Auth - OVEC	3.00%		11/1/2030	Baa3	1,000,000	906,611
IN Fin Auth - OVEC	3.00%		11/1/2030	Baa3	3,600,000	3,263,798
IN Fin Auth - US Steel	4.125%		12/1/2026	BB-	1,625,000	1,615,236
LA Env Facs - Entergy	2.50%		4/1/2036	A	12,890,000	10,481,128
LA Env Facs - Westlake Chem	3.50%		11/1/2032	BBB	26,455,000	24,915,679
LA St John Parish - Marathon Oil	2.00%	#(a)	6/1/2037	BBB-	9,555,000	9,443,609
LA St John Parish - Marathon Oil	2.10%	#(a)	6/1/2037	BBB-	8,000,000	7,740,285
LA St John Parish - Marathon Oil	2.125%	#(a)	6/1/2037	BBB-	2,750,000	2,662,028
LA St John Parish - Marathon Oil	2.20%	#(a)	6/1/2037	BBB-	1,810,000	1,684,627
LA St John Parish - Marathon Oil	2.375%	#(a)	6/1/2037	BBB-	3,125,000	2,928,476
Love Field Arpt - Southwest Airlines	5.00%		11/1/2028	Baa1	2,845,000	2,870,124
Maricopa Co IDA - Commercial Metals AMT†	4.00%		10/15/2047	BB+	2,000,000	1,706,998
Matagorda Co Nav Dist - AEP TX Central	2.60%		11/1/2029	A-	11,100,000	9,830,418
MD EDC - AFCO AMT	4.00%		7/1/2039	BBB	5,625,000	5,119,478
MD EDC - Chesapeake Bay Hyatt(b)	5.00%		12/1/2016	NR	855,000	513,000
MI Strategic Fund - GPK AMT	4.00%	#(a)	10/1/2061	BB	2,100,000	2,080,523
Mission Econ Dev Corp - Natgasoline AMT†	4.625%		10/1/2031	BB-	5,250,000	5,341,626
National Fin Auth NH - Covanta†	4.625%		11/1/2042	B	1,500,000	1,357,516
NH National Fin Auth - Covanta†	3.625%	#(a)	7/1/2043	B	690,000	559,794
NH National Fin Auth - Covanta AMT†	3.75%	#(a)	7/1/2045	B	1,315,000	1,073,832
NH National Fin Auth - Covanta AMT†	4.875%		11/1/2042	B	5,000,000	4,713,438
NH National Fin Auth - Hsg Sec	4.125%		1/20/2034	NR	6,954,509	6,846,388

50	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
NH National Fin Auth - NY Electric & Gas AMT	4.00%		12/1/2028	A-	$5,000,000	$5,012,169
Niagara Area Dev Corp - Covanta†	3.50%		11/1/2024	B	2,500,000	2,462,644
Niagara Area Dev Corp - Covanta AMT†	4.75%		11/1/2042	B	5,000,000	4,601,592
NY Energy RDA - NYSEGC	3.50%		10/1/2029	A-	1,200,000	1,158,940
NY Env Facs - Casella Waste AMT	2.75%	#(a)	9/1/2050	B	1,300,000	1,233,302
NY Env Facs - Casella Waste AMT†	3.125%	#(a)	12/1/2044	B	3,000,000	2,832,080
NY Liberty Dev Corp - 7 WTC	3.00%		9/15/2043	Aaa	13,500,000	11,139,501
NY Trans Dev Corp - American Airlines AMT	5.25%		8/1/2031	B-	1,050,000	1,094,229
NY Trans Dev Corp - American Airlines AMT	5.375%		8/1/2036	B-	1,500,000	1,597,959
NYC IDA - TRIPS	5.00%		7/1/2028	BBB+	11,005,000	11,017,194
OH Air Dev Auth - AEP	2.40%	#(a)	12/1/2038	BBB+	1,665,000	1,507,831
OH Air Dev Auth - AEP AMT	2.10%	#(a)	7/1/2028	BBB+	5,000,000	4,853,740
OH Air Dev Auth - AEP AMT	2.50%	#(a)	8/1/2040	BBB+	2,500,000	2,258,980
OH Air Dev Auth - AEP AMT	2.60%	#(a)	6/1/2041	BBB+	1,960,000	1,783,229
OH Air Dev Auth - OVEC	3.25%		9/1/2029	Baa3	3,450,000	3,238,519
OH Air Quality - AMG Vanadium AMT†	5.00%		7/1/2049	B-	4,630,000	4,203,842
PA EDA - Covanta AMT†	3.25%		8/1/2039	B	5,535,000	4,349,970
Parish of St James - Nustar Logistics†	6.10%	#(a)	12/1/2040	BB-	1,750,000	1,936,903
Parish of St James - Nustar Logistics†	6.35%		7/1/2040	BB-	3,250,000	3,605,042
Parish of St James - Nustar Logistics†	6.35%		10/1/2040	BB-	2,500,000	2,773,109
Phenix City - Meadwestvaco AMT	4.125%		5/15/2035	BBB	2,600,000	2,601,876
Phenix City IDB - Meadwestvaco	3.625%		5/15/2030	BBB	3,050,000	3,049,856
Port Beaumont Nav Dis - Jefferson Rail AMT†	4.00%		1/1/2050	NR	3,150,000	2,592,349
Port Beaumont Nav Dis- Jefferson Rail AMT†	3.00%		1/1/2050	NR	5,500,000	3,608,851
Public Finance Authority AMT	4.00%		9/30/2051	Baa3	15,750,000	12,709,363
Public Finance Authority AMT	4.00%		3/31/2056	Baa3	6,500,000	5,110,910
Richland Co Env Impt - Intl Paper	3.875%		4/1/2023	BBB	6,625,000	6,670,889
Salem Co Poll Ctl - Chambers AMT	5.00%		12/1/2023	NR	4,965,000	5,106,153
Selma IDB - Intl Paper	2.00%	#(a)	11/1/2033	BBB	2,000,000	1,952,479
Spring Valley Community Infrastructure District No. 1†	3.75%		9/1/2051	NR	4,375,000	3,149,288
St James Parish - Nustar Logistics†	5.85%	#(a)	8/1/2041	BB-	1,000,000	1,045,203
Tuscaloosa IDA - Hunt Refining†	4.50%		5/1/2032	NR	3,503,450	3,160,892
VA Small Bus Fing - Covanta AMT†	5.00%	#(a)	1/1/2048	B	910,000	891,363

See Notes to Schedule of Investments.	51

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
Valparaiso Facs - Pratt Paper AMT	7.00%	1/1/2044	NR	$2,000,000	$2,078,530
West Pace Coop Dist(b)	9.125%	5/1/2039	NR	4,900,000	3,724,000	(c)
WI PFA - American Dream†	5.00%	12/1/2027	NR	1,455,000	1,307,609
WI PFA - American Dream†	6.50%	12/1/2037	NR	3,000,000	2,693,102
WI PFA - Celanese AMT	4.30%	11/1/2030	BBB	1,035,000	1,045,854
WI PFA - TRIPS AMT	5.00%	7/1/2042	BBB+	5,250,000	5,268,383
WI Pub Fin Auth - Celanese	4.05%	11/1/2030	BBB	500,000	496,835
Total					306,401,437

Education 5.07%
Build NYC Res Corp - CUNY	5.00%	6/1/2034	Aa2	325,000	337,931
CA Ed Facs - Chapman Univ	5.00%	4/1/2045	A2	5,000,000	5,140,127
CA Sch Fin - Green Dot Charter†	5.00%	8/1/2045	BBB-	1,500,000	1,522,161
Cap Trust Ed - Advantage Charter Scho	5.00%	12/15/2049	Baa3	1,000,000	1,006,639
Cap Trust Ed - Advantage Charter Scho	5.00%	12/15/2054	Baa3	1,030,000	1,034,748
Carroll Co - KY Util Comp AMT	2.125%	10/1/2034	A1	7,500,000	6,081,901
Chicago Brd Ed	5.00%	12/1/2044	BB	1,750,000	1,781,591
Chicago Brd Ed	5.00%	12/1/2046	BB	3,500,000	3,554,168
Dutchess Co LDC - Bard College†	5.00%	7/1/2045	BB+	1,000,000	1,005,226
Dutchess Co LDC - Bard College†	5.00%	7/1/2051	BB+	1,500,000	1,499,891
FL HI Ed - Nova Southeastern Univ	5.00%	4/1/2033	A-	1,475,000	1,547,029
FL HI Ed - Nova Southeastern Univ	5.00%	4/1/2036	A-	2,000,000	2,084,421
IA HI Ed - Des Moines Univ	5.00%	10/1/2038	BBB+	2,730,000	2,819,014
IA Higher Ed - Des Moines Univ	5.00%	10/1/2039	BBB+	2,870,000	2,958,038
IA Higher Ed - Des Moines Univ	5.00%	10/1/2040	BBB+	3,535,000	3,635,937
IL Fin Auth - IL Inst of Tech	4.00%	9/1/2037	Baa3	3,135,000	2,899,989
IL Fin Auth - IL Inst of Tech	4.00%	9/1/2039	Baa3	3,295,000	3,004,062
IL Fin Auth - IL Inst of Tech	5.00%	9/1/2040	Baa3	2,020,000	2,071,269
IN Fin Auth - OVEC	4.25%	11/1/2030	Baa3	5,695,000	5,620,497
Iowa St Hi Ed - Des Moines Univ(d)	5.00%	10/1/2047	Baa1	1,800,000	1,821,844
LA PDA - Tulane Univ	5.00%	4/1/2045	A+	5,000,000	5,313,004
LA PFA - Tulane Univ	4.00%	4/1/2050	NR	710,000	765,111
LA PFA - Tulane Univ	4.00%	4/1/2050	A+	5,290,000	4,761,618
Lincoln Co - Augustana College	4.00%	8/1/2051	BBB-	1,410,000	1,182,404
MA Dfa - Olin Clg	5.00%	11/1/2038	A	5,000,000	5,077,653
MA DFA - Springfield Clg	4.00%	6/1/2035	BBB	1,900,000	1,822,809
MA DFA - Suffolk Univ	5.00%	7/1/2030	Baa2	1,500,000	1,577,910

52	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
MA DFA - Suffolk Univ	5.00%		7/1/2032	Baa2		$3,750,000	$3,912,960
MA DFA - Suffolk Univ	5.00%		7/1/2033	Baa2		1,250,000	1,301,161
MA DFA - Suffolk Univ	5.00%		7/1/2034	Baa2		1,600,000	1,663,030
Maricopa Co Poll Cntrl - El Paso Elec	2.40%		6/1/2035	A-		6,500,000	5,056,878
Miami Dade Cnty Ed Facs - Univ of Miami FL	5.00%		4/1/2053	A2		5,000,000	5,222,713
Nashville Hlth & Ed - Lipscomb U	5.25%		10/1/2058	BBB		6,065,000	6,320,379
NY Dorm - Mt Sinai Sch Med	5.00%		7/1/2040	A-		5,000,000	5,156,724
NY Dorm - New School	4.00%		7/1/2052	A3		3,500,000	3,082,275
NY Dorm - Pace Univ	5.00%		5/1/2029	BBB-		245,000	247,419
NY Dorm - The New School	4.00%		7/1/2047	A3		3,500,000	3,140,816
NY Dorm - Touro Clg	5.00%		1/1/2047	BBB-	(e)	6,600,000	6,599,504
NY Dorm - Touro Clg	5.50%		1/1/2039	BBB-	(e)	2,450,000	2,494,701
NY Dorm - Yeshiva(d)	5.00%		7/15/2042	BBB-		3,720,000	3,785,215
NY Dorm - Yeshiva(d)	5.00%		7/15/2050	BBB-		8,000,000	8,065,432
OH Air Dev Auth - Duke Energy	4.00%	#(a)	9/1/2030	BBB		4,600,000	4,653,008
Onondaga CO NY - Syracuse Univ	5.00%		12/1/2043	AA-		8,000,000	8,608,000
OR Facs Auth - Willamette Univ	4.00%		10/1/2051	BBB		2,500,000	2,242,723
PA HI Ed - Drexel Univ (AGM)	4.00%		5/1/2041	AA		3,425,000	3,269,627
Univ of CT	5.25%		11/15/2047	A+		8,080,000	8,856,316
Univ of Illinois (AGM)	4.00%		4/1/2038	AA		4,965,000	4,756,940
Univ of New England	4.00%		7/1/2046	A3		2,865,000	2,616,346
Univ of New England	4.00%		7/1/2051	A3		7,750,000	6,949,569
Univ of North Carolina - Wilmington	5.00%		6/1/2037	A1		7,055,000	7,435,272
WI PFA - Wingate Univ	5.25%		10/1/2038	BBB-		2,220,000	2,268,273
WI PFA - Wingate Univ	5.25%		10/1/2043	BBB-		1,000,000	1,010,943
WV EDA - Wheeling Pwr AMT	3.00%	#(a)	6/1/2037	A-		2,800,000	2,740,998
Total							183,384,214

Energy 0.55%
Main St Nat Gas - Macquarie	5.00%		5/15/2038	A3		3,745,000	3,981,518
New Mexico Energy Acq Auth - RBC	5.00%	#(a)	11/1/2039	Aa1		10,000,000	10,540,160
PEFA Gas - Goldman Sachs	5.00%	#(a)	9/1/2049	A3		5,125,000	5,382,758
Total							19,904,436

Financial Services 0.19%
MA Ed Fin Auth AMT	4.125%		7/1/2046	BBB		5,755,000	5,110,892
NJ Higher Ed Assistance Auth AMT	3.75%		12/1/2031	Aaa		1,890,000	1,873,401
Total							6,984,293

See Notes to Schedule of Investments.	53

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation 12.08%
Beaverton Sch Dist	5.00%	6/15/2036	AA+	$8,000,000	$8,747,942
CA State GO	4.00%	9/1/2037	Aa2	5,000,000	5,023,294
CA State GO	5.00%	4/1/2032	Aa2	2,450,000	2,905,173
CA State GO	5.00%	8/1/2038	Aa2	3,700,000	3,971,235
CA State GO	5.25%	8/1/2032	Aa2	7,500,000	8,070,587
Chicago Brd Ed	5.00%	12/1/2029	BB	2,000,000	2,083,267
Chicago Brd Ed	5.00%	12/1/2030	BB	2,070,000	2,148,845
Chicago Brd Ed	5.00%	12/1/2031	BB	1,000,000	1,034,450
Chicago Brd Ed	5.00%	12/1/2032	BB	1,250,000	1,292,556
Chicago Brd Ed	5.00%	12/1/2033	BB	1,750,000	1,804,930
Chicago Brd Ed	5.00%	12/1/2036	BB	1,000,000	1,029,062
Chicago Brd Ed	5.00%	12/1/2039	BB	1,415,000	1,447,612
Chicago Brd Ed	5.00%	12/1/2046	BB	2,000,000	2,029,454
Chicago Brd Ed	5.00%	12/1/2047	BB	6,250,000	6,310,362
Chicago Brd Ed	6.50%	12/1/2046	BB	1,100,000	1,188,797
Chicago Brd Ed†	7.00%	12/1/2046	BB	1,200,000	1,335,773
Chicago Brd Ed (AGM)	5.00%	12/1/2027	AA	1,850,000	2,007,697
Chicago Brd Ed (NPFGC)(FGIC)	Zero Coupon	12/1/2030	Baa2	1,765,000	1,244,061
Chicago GO	4.00%	1/1/2032	BBB+	9,500,000	9,326,462
Chicago GO	4.00%	1/1/2035	BBB+	7,110,000	6,802,357
Chicago GO	4.00%	1/1/2036	BBB+	10,945,000	10,411,062
Chicago GO	5.00%	1/1/2026	BBB+	6,145,000	6,446,147
Chicago GO	5.00%	1/1/2029	BBB+	3,000,000	3,185,164
Chicago GO	5.00%	1/1/2030	BBB+	2,400,000	2,536,343
Chicago GO	5.50%	1/1/2033	BBB+	2,255,000	2,330,774
Chicago GO	5.50%	1/1/2034	BBB+	2,400,000	2,478,259
Chicago GO	5.50%	1/1/2037	BBB+	2,745,000	2,829,804
Chicago GO	5.50%	1/1/2040	BBB+	2,500,000	2,575,719
Chicago GO	5.50%	1/1/2042	BBB+	5,000,000	5,145,538
Chicago GO	5.50%	1/1/2049	BBB+	13,265,000	13,924,199
Chicago GO	5.625%	1/1/2030	BBB+	525,000	559,121
Chicago GO	6.00%	1/1/2038	BBB+	19,430,000	20,874,593
Chicago O’Hare Arpt AMT	5.00%	1/1/2052	A	9,375,000	9,617,445
Clark Co SD (AGM)	4.00%	6/15/2038	AA	1,200,000	1,219,553
Clark Co SD (AGM)	4.00%	6/15/2040	AA	1,975,000	1,979,098
Cook Co GO	5.00%	11/15/2030	A+	1,000,000	1,078,703
Cook Co GO	5.00%	11/15/2031	A+	2,150,000	2,312,841

54	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Cook Co GO	5.00%	11/15/2034	A+	$500,000	$535,341
Cook Co GO	5.00%	11/15/2035	A+	1,000,000	1,069,423
Cook Co GO TCRS (BAM)	5.00%	11/15/2024	AA	10,000,000	10,114,168
CT State GO	3.00%	1/15/2034	Aa3	7,475,000	6,995,002
CT State GO	3.00%	1/15/2038	Aa3	11,425,000	9,913,666
CT State GO	3.00%	6/1/2038	Aa3	1,875,000	1,616,317
CT State GO	3.00%	6/1/2039	Aa3	2,190,000	1,845,523
CT State GO	3.00%	6/1/2040	Aa3	1,625,000	1,348,871
CT State GO	4.00%	6/1/2037	Aa3	1,000,000	1,003,576
CT State GO	4.00%	6/15/2037	Aa3	975,000	977,724
CT State GO	4.00%	6/1/2038	Aa3	750,000	750,958
CT State GO	4.00%	6/1/2039	Aa3	600,000	599,370
CT State GO	5.00%	6/15/2032	Aa3	1,250,000	1,378,199
CT State GO	5.00%	6/15/2033	Aa3	1,250,000	1,372,142
CT State GO	5.00%	4/15/2036	Aa3	1,150,000	1,262,815
CT State GO	5.00%	6/15/2038	Aa3	1,000,000	1,084,290
CT State GO	5.00%	4/15/2039	Aa3	1,650,000	1,798,273
Hamilton Co Sch Dist GO	4.00%	1/15/2055	Aa2	7,000,000	6,802,083
Hillsborough Co	3.25%	8/1/2048	AAA	7,690,000	6,628,948
IL State GO	4.00%	10/1/2032	BBB+	2,000,000	1,969,317
IL State GO	4.00%	10/1/2038	BBB+	2,500,000	2,359,538
IL State GO	4.00%	10/1/2039	BBB+	7,500,000	7,028,881
IL State GO	4.00%	11/1/2043	BBB+	1,470,000	1,339,350
IL State GO	4.00%	11/1/2044	BBB+	2,745,000	2,484,974
IL State GO	4.25%	10/1/2045	BBB+	6,000,000	5,613,310
IL State GO	5.00%	3/1/2033	BBB+	5,000,000	5,344,996
IL State GO	5.00%	1/1/2035	BBB+	6,200,000	6,370,343
IL State GO	5.00%	3/1/2035	BBB+	2,700,000	2,854,077
IL State GO	5.00%	3/1/2037	BBB+	2,850,000	2,994,862
IL State GO	5.00%	5/1/2038	BBB+	4,515,000	4,673,716
IL State GO	5.00%	1/1/2041	BBB+	3,580,000	3,645,278
IL State GO	5.50%	5/1/2030	BBB+	5,195,000	5,746,745
IL State GO	5.50%	7/1/2033	BBB+	9,470,000	9,669,179
IL State GO	5.50%	7/1/2038	BBB+	5,345,000	5,457,413
IL State GO	5.50%	5/1/2039	BBB+	8,250,000	8,854,527
IL State GO	5.50%	3/1/2042	BBB+	5,250,000	5,708,610
IL State GO	5.50%	3/1/2047	BBB+	4,250,000	4,614,282

See Notes to Schedule of Investments.	55

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
IL State GO	5.75%		5/1/2045	BBB+	$2,600,000	$2,831,791
Irvine USD - Spl Tax (BAM)	5.00%		9/1/2056	AA	500,000	531,454
King Co Pub Hsp - Snoqualmie Vly Hsp	5.00%		12/1/2038	NR	5,000,000	4,971,793
Los Angeles USD	4.00%		7/1/2032	Aa3	3,750,000	3,992,773
Luzerne Co GO (AGM)	5.00%		11/15/2029	AA	4,215,000	4,514,536
MA State GO	3.00%		2/1/2048	Aa1	12,500,000	10,102,204
MI Strategic Fund - I-75 AMT (AGM)	4.25%		12/31/2038	AA	2,500,000	2,402,271
NJ State GO	4.00%		6/1/2031	A2	6,825,000	7,207,316
NJ Trans Trust Fund	Zero Coupon		12/15/2029	BBB+	15,365,000	11,527,332
NYC GO	5.00%		8/1/2027	AA	6,575,000	6,792,568
NYC GO	5.50%		5/1/2046	AA	2,675,000	3,057,632
PA State GO	4.00%		9/15/2030	Aa3	10,000,000	10,393,048
PA State GO	4.00%		3/1/2037	Aa3	4,255,000	4,291,221
Philadelphia GO	5.00%		8/1/2036	A	8,990,000	9,656,417
Philadelphia GO	5.00%		8/1/2037	A	3,250,000	3,486,171
Philadelphia Sch Dist	4.00%		9/1/2038	A1	2,200,000	2,218,931
Philadelphia Sch Dist	4.00%		9/1/2039	A1	5,600,000	5,635,009
Philadelphia Sch Dist	5.00%		9/1/2037	A1	1,200,000	1,258,986
PR Comwlth GO	Zero Coupon		7/1/2024	NR	123,388	112,992
PR Comwlth GO	Zero Coupon		7/1/2033	NR	74,906	42,184
PR Comwlth GO	Zero Coupon	#(a)	11/1/2043	NR	1,840,169	917,784
PR Comwlth GO	4.00%		7/1/2033	NR	2,069,029	1,900,650
PR Comwlth GO	4.00%		7/1/2035	NR	1,031,707	926,685
PR Comwlth GO	4.00%		7/1/2037	NR	5,034,693	4,468,931
PR Comwlth GO	4.00%		7/1/2046	NR	5,000,000	4,213,163
PR Comwlth GO	5.25%		7/1/2023	NR	1,706,025	1,737,439
PR Comwlth GO	5.375%		7/1/2025	NR	5,160,996	5,363,003
PR Comwlth GO	5.625%		7/1/2027	NR	407,273	433,808
PR Comwlth GO	5.625%		7/1/2029	NR	400,666	430,967
PR Comwlth GO	5.75%		7/1/2031	NR	389,162	425,894
San Francisco Arpt AMT	5.25%		5/1/2042	A1	4,000,000	4,185,266
Stockton USD (AGM)	5.00%		7/1/2028	AA	750,000	751,622
Sweetwater UHSD (BAM)	5.00%		8/1/2027	AA	500,000	527,306
Tuscaloosa Co Brd of Ed	5.00%		8/1/2046	AA-	5,000,000	5,539,335
Union Co Util Auth - Covanta GTD AMT	4.75%		12/1/2031	AA+	3,970,000	3,975,219
Wilkes Barre PA School District (BAM)	5.00%		4/15/2059	AA	2,500,000	2,715,079
Total						436,673,146

56	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care 15.04%
Allegheny County Health Network	4.00%		4/1/2037	A		$3,120,000	$3,073,208
Allen Co - Bon Secours Mercy Hlth	5.00%		12/1/2046	A+		8,000,000	8,407,053
Antelope Valley Hlth	5.00%		3/1/2041	BBB		3,000,000	3,043,277
Antelope Valley Hlth	5.00%		3/1/2046	BBB		2,615,000	2,640,443
Appalachian Regl Hlth	4.00%		7/1/2046	BBB		1,380,000	1,219,164
Appalachian Regl Hlth	4.00%		7/1/2056	BBB		1,125,000	951,796
Baltimore Co - Riderwood Village	4.00%		1/1/2045	A	(e)	5,250,000	5,250,412
Baltimore Co - Riderwood Village	4.00%		1/1/2050	A	(e)	1,500,000	1,479,030
Berks Co IDA - Tower Hlth	4.00%		11/1/2038	BB-		5,000,000	4,246,372
Berks Co IDA - Tower Hlth	5.00%		11/1/2036	BB-		5,000,000	4,754,041
Berks Co IDA - Tower Hlth	5.00%	#(a)	2/1/2040	BB-		2,680,000	2,665,299
Berks Co IDA - Tower Hlth	5.00%	#(a)	2/1/2040	BB-		605,000	577,825
Berks Co IDA - Tower Hlth	5.00%		11/1/2044	BB-		10,000,000	9,029,543
CA Hlth - Cedars-Sinai Med Ctr	3.00%		8/15/2051	AA-		7,545,000	6,063,744
CA Hlth - CommonSpirit	4.00%		4/1/2044	A-		3,750,000	3,572,239
CA Hlth - CommonSpirit	4.00%		4/1/2045	A-		3,750,000	3,551,768
CA Hlth - Sutter Hlth	4.00%		11/15/2042	A1		2,000,000	1,946,038
CA Htlh - Emante Hlth	4.00%		4/1/2045	A		6,050,000	5,647,391
CA Muni Fin - Cmnty Med Ctrs	5.00%		2/1/2047	A-		6,940,000	7,177,734
CA Stwde - Eskaton Pptys	5.25%		11/15/2034	BBB-		1,875,000	1,877,899
CA Stwde - Huntington Memorial Hosp	4.00%		7/1/2048	AA-		4,500,000	4,324,010
CA Stwde - John Muir Hlth	4.00%		12/1/2057	A+		2,500,000	2,300,612
CA Stwde - Loma Linda Univ Med Ctr†	5.25%		12/1/2043	BB-		4,510,000	4,518,420
CA Stwde - Loma Linda Univ Med Ctr	5.50%		12/1/2054	BB-		6,875,000	6,957,970
CA Stwde - Loma Linda Univ Med Ctr†	5.50%		12/1/2058	BB-		3,375,000	3,398,580
City of Grand Forks- Altru Health	4.00%		12/1/2046	Baa2		1,125,000	1,014,554
City of Grand Forks- Altru Health	4.00%		12/1/2051	Baa2		1,185,000	1,052,447
CO Hlth Fac Auth - CommonSpirit	4.00%		8/1/2038	A-		1,875,000	1,807,930
CO Hlth Facs- Adventhealth Obligated	4.00%		11/15/2043	AA		20,000,000	19,767,354
CO Hlth Facs - CommonSpirit	5.00%		8/1/2044	A-		3,000,000	3,066,441
Cobb Co Kennestone - Wellstar Hlth Sys	4.00%		4/1/2052	A+		5,250,000	4,887,352
Crawford Hsp Auth - Meadville Med	6.00%		6/1/2046	NR		950,000	981,735
Crawford Hsp Auth - Meadville Med	6.00%		6/1/2051	NR		1,115,000	1,149,799
CT Hlth - Nuvance	4.00%		7/1/2049	A-		9,325,000	7,756,764
CT Hlth & Ed - Nuvance Hlth	4.00%		7/1/2041	A-		10,920,000	9,812,212
CT Hlth & Ed - Yale New Haven Hsp	5.00%		7/1/2028	AA-		500,000	522,621
Cuyahoga Co Hsp - Metrohealth	5.00%		2/15/2057	BBB-		1,000,000	1,001,606

See Notes to Schedule of Investments.	57

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Cuyahoga Co Hsp - Metrohealth	5.50%	2/15/2052	BBB-	$8,925,000	$9,213,962
Cuyahoga Co Hsp - Metrohealth	5.50%	2/15/2057	BBB-	5,250,000	5,419,978
Denver Hlth & Hsp Auth	5.25%	12/1/2045	BBB	700,000	707,721
Duluth Econ Dev Auth - Essentia Health	5.25%	2/15/2053	A-	2,870,000	3,001,705
Duluth Econ Dev Auth - Essentia Health	5.25%	2/15/2058	A-	22,000,000	22,854,066
Duluth EDA - Essentia Hlth	5.00%	2/15/2053	A-	5,000,000	5,157,706
Duluth EDA - St Lukes Hsp	5.25%	6/15/2052	BBB-	5,000,000	5,128,657
Fairview Health Services	5.00%	11/15/2049	A	5,400,000	5,586,149
FL DFC - UF Health Jacksonville (AGM)	4.00%	2/1/2046	AA	2,360,000	2,200,568
Gainesville & Hall Co Hsp - NE GA Hlth	5.00%	2/15/2030	A	3,345,000	3,724,183
Gainesville & Hall Co Hsp - NE GA Hlth	5.00%	2/15/2032	A	5,545,000	6,000,294
Genesee Co- Rochester Reg Hlth	5.25%	12/1/2052	BBB+	4,000,000	4,136,181
Greenville Hlth Sys	5.00%	5/1/2034	A	3,970,000	4,044,991
Guadalupe Co - Seguin City Hsp	5.00%	12/1/2045	BB	2,000,000	1,997,520
Hillsborough Co IDA - Tampa General	4.00%	8/1/2045	Baa1	9,280,000	8,623,734
IL Fin Auth - Univ of Illinois Hlth	4.00%	10/1/2040	BBB+	1,030,000	936,528
IL Fin Auth - Univ of Illinois Hlth	4.00%	10/1/2055	BBB+	2,785,000	2,357,875
Lee Memorial Hlth System	4.00%	4/1/2049	A+	5,500,000	5,153,899
MA DFA - Atrius Hlth	4.00%	6/1/2049	BBB	4,480,000	4,847,548
MA DFA - Atrius Hlth	5.00%	6/1/2039	BBB	2,000,000	2,292,065
MA DFA - Boston Med Ctr	5.00%	7/1/2031	BBB	1,980,000	2,066,027
MA DFA - Boston Med Ctr	5.00%	7/1/2035	BBB	5,115,000	5,304,034
MA DFA - CareGroup	5.00%	7/1/2048	A	4,000,000	4,169,865
MA DFA - Partners Hlth	4.00%	7/1/2041	AA-	5,000,000	4,944,057
MA DFA - Wellforce Hlth	4.00%	7/1/2035	BBB+	2,000,000	1,855,952
MA DFA - Wellforce Hlth	5.00%	7/1/2039	BBB+	2,685,000	2,818,581
MA DFA - Wellforce Hlth (AGM)	4.00%	10/1/2045	AA	1,685,000	1,599,512
Martin Co Hlth - Cleveland Clinic	4.00%	1/1/2046	AA	5,000,000	4,869,581
MD Hlth & HI Ed - Adventist	5.50%	1/1/2046	Baa3	16,615,000	17,191,145
MD Hlth & HI Ed - Doctors	5.00%	7/1/2038	A3	7,080,000	7,367,887
MD Hlth & HI Ed - Mercy Med Ctr	5.00%	7/1/2036	BBB+	1,320,000	1,362,645
MD Hlth & HI Ed - Mercy Med Ctr	5.00%	7/1/2038	BBB+	2,250,000	2,317,085
MI Fin Auth - Trinity Health	4.00%	12/1/2049	AA-	6,000,000	5,590,529
MI Hosp Fin Auth - Ascension Hlth	5.00%	11/15/2047	AA+	4,000,000	4,240,032
Montgomery Co - Dayton Childrens Hosp	4.00%	8/1/2051	A1	7,000,000	6,344,495
Montgomery Co Hgr Ed - Thomas Jeff U	4.00%	9/1/2049	A	3,960,000	3,696,906
Montgomery Co Hosp - Premier	4.00%	11/15/2042	Baa1	8,440,000	7,312,830

58	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Montgomery Co IDA - Whitemarsh	5.375%	1/1/2050	NR		$1,070,000	$1,072,581
MT St Fac Fin Auth - Kalispell Med Ctr	5.00%	7/1/2043	BBB		4,000,000	4,128,992
MT St Fac Fin Auth - Kalispell Med Ctr	5.00%	7/1/2048	BBB		5,760,000	5,915,554
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2044	BB+		2,650,000	2,605,641
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2034	A-		1,100,000	1,122,761
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2029	A-		1,000,000	1,032,322
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2030	A-		580,000	596,620
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2031	A-		1,620,000	1,662,670
NE Ed Hlth - Immanuel	4.00%	1/1/2049	AA	(e)	10,000,000	9,231,064
Niagara Area Dev Corp - Catholic Hlth	5.00%	7/1/2052	BB+		1,500,000	1,400,975
NJ Hlth - St Josephs Hlth	4.00%	7/1/2048	BBB-		5,000,000	4,462,013
NJ Hlth - St Peters Univ Hsp	5.75%	7/1/2037	BBB-		4,900,000	4,905,298
NJ Hlth - Univ Hosp (AGM)	5.00%	7/1/2029	AA		135,000	141,930
NY Dorm - Montefiore	4.00%	8/1/2036	BBB-		1,450,000	1,339,812
NY Dorm - Montefiore	4.00%	8/1/2038	BBB-		4,725,000	4,314,426
NY Dorm - Montefiore	5.00%	8/1/2033	BBB-		1,140,000	1,167,670
NY Dorm - Montefiore	5.00%	8/1/2034	BBB-		1,010,000	1,032,725
NY Dorm - Montefiore	5.00%	8/1/2035	BBB-		1,000,000	1,020,917
NY Dorm - Montefiore Ob Group	5.00%	8/1/2030	BBB-		3,040,000	3,158,898
NY Dorm - Northwell Health	4.00%	5/1/2045	A-		5,600,000	5,287,886
NY Dorm - Northwell Health(f)	5.00%	5/1/2052	A3		33,500,000	34,763,828
NY Dorm - Orange Reg Med Ctr†	5.00%	12/1/2031	BBB-		1,300,000	1,366,919
NY Dorm - Orange Reg Med Ctr†	5.00%	12/1/2036	BBB-		1,000,000	1,038,365
NY Dorm - Orange Reg Med Ctr†	5.00%	12/1/2040	BBB-		1,300,000	1,316,087
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2037	BBB-		1,000,000	1,037,498
NY Dorm- Montefiore Medical Center	5.00%	8/1/2028	BBB-		3,055,000	3,262,825
OK DFA - OU Med	5.50%	8/15/2052	BB-		8,590,000	8,028,955
OK DFA - OU Med (AGM)	4.00%	8/15/2048	AA		4,000,000	3,782,195
Oneida Co - Mohawk Valley Hlth (AGM)	4.00%	12/1/2049	AA		4,500,000	4,359,596
Orange Co Health Facs Auth - Orlando Health Inc	4.00%	10/1/2052	A+		15,225,000	14,358,739
Oroville - Oroville Hsp	5.25%	4/1/2039	B+		1,000,000	1,021,624
Oroville - Oroville Hsp	5.25%	4/1/2054	B+		1,000,000	983,324
PA Econ Dev - Univ Pitt Med Ctr	3.00%	10/15/2038	A		4,725,000	3,989,841
PA Hi Ed - U Penn Hlth	4.00%	8/15/2049	AA		7,000,000	6,738,884
PA HI Ed - UPenn Hlth Sys	4.00%	8/15/2044	AA		3,055,000	2,972,329
Palm Beach Co Hlth - Lifespace	5.00%	5/15/2053	BBB	(e)	2,375,000	2,206,032

See Notes to Schedule of Investments.	59

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Palomar Hlth	5.00%	11/1/2036	BBB		$6,025,000	$6,231,548
Palomar Hlth	5.00%	11/1/2039	BBB		5,500,000	5,659,156
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2031	BBB		1,000,000	1,053,352
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2032	BBB		1,000,000	1,046,216
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2033	BBB		2,950,000	3,078,857
Savannah Hosp - St.Joseph’s/Candler	4.00%	7/1/2043	A2		5,000,000	4,674,400
Savannah Hosp Auth - St.Joseph’s/Candler	4.00%	7/1/2039	A2		4,500,000	4,268,944
Tampa Hlth & Ed - Moffit Cancer	4.00%	7/1/2045	A2		4,855,000	4,590,204
UCal Med Ctr	5.25%	5/15/2038	AA-		660,000	678,082
VT Ed & Hlth - Univ of VT Med Ctr	5.00%	12/1/2035	A		4,500,000	4,702,628
WA Hlth Care - Overlake Hsp	5.00%	7/1/2038	A		4,000,000	4,075,684
Westchester Co LDC - Westchester Med Ctr	6.00%	11/1/2030	Baa2		110,000	110,177
Westchester Co LDC - Westchester Med Ctr	6.125%	11/1/2037	Baa2		30,000	30,075
WI Hlth & Ed - Marshfield Hlth Sys	4.00%	2/15/2050	A-		7,080,000	6,273,897
WI Hlth & Ed - Sauk-Prarie Mem Hsp	5.375%	2/1/2048	Ba3		840,000	844,690
WI PFA - ACTS	5.00%	11/15/2041	A-	(e)	1,125,000	1,184,605
WI PFA - Alabama Proton†	6.85%	10/1/2047	NR		1,410,000	1,181,594
WI PFA - Cone Health	5.00%	10/1/2052	AA	(e)	8,750,000	9,297,668
Total						543,740,749

Housing 2.43%
CA HFA - MFH	3.25%	8/20/2036	BBB		7,434,543	6,776,724
CA HFA - MFH	3.50%	11/20/2035	BBB+		5,744,209	5,364,114
CA HFA - MFH	4.00%	3/20/2033	NR		18,058,175	17,861,818
CA HFA - MFH	4.25%	1/15/2035	BBB+		6,706,734	6,617,735
CA Muni Fin - Caritas Affordable Hsg	5.25%	8/15/2039	A-		650,000	663,510
CA Muni Fin - UC Berkeley Hsg	5.00%	6/1/2050	Baa3		1,410,000	1,425,483
California Housing Finance Agency (FHLMC)	3.75%	3/25/2035	AA+		14,766,253	14,788,116
CSCDA - Jefferson-Anaheim†	3.125%	8/1/2056	NR		4,500,000	3,257,613
CSCDA - Pasadena†	4.00%	12/1/2056	NR		3,250,000	2,456,159
CSCDA- Waterscape†	4.00%	9/1/2046	NR		1,000,000	781,719
Fed Home Loan Mtg Corp	4.60%	12/15/2044	AA+		5,495,000	5,584,976
LA Pub Facs Auth - Provident LSU	5.00%	7/1/2059	A3		2,500,000	2,568,199
MI HDA	3.60%	10/1/2060	AA		6,330,000	5,335,770
NH National Fin Auth - Hsg Sec	4.375%	9/20/2036	NR		5,500,000	5,281,631	(c)
Phoenix IDA - ASU Std Hsg	5.00%	7/1/2037	Baa3		1,000,000	1,019,678
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2034	BBB-		1,000,000	1,007,123

60	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2039	BBB-	$1,500,000	$1,503,289
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2046	BBB-	1,000,000	987,718
WA St HFC	3.50%	12/20/2035	BBB+	4,922,838	4,505,649
Total					87,787,024

Lease Obligations 4.86%
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2026	AA	6,430,000	6,599,412
IL Sports Facs Auth (AGM)	5.00%	6/15/2027	AA	3,500,000	3,655,390
IL Sports Facs Auth (AGM)	5.00%	6/15/2028	AA	865,000	901,730
IN Fin Auth - Stadium	5.25%	2/1/2032	AA+	5,000,000	5,393,598
KY Bond Dev Corp - Lexington Conv	4.00%	9/1/2048	A+	6,645,000	6,622,538
Los Angeles Co Pub Wks - LACMA Bldg	5.00%	12/1/2045	AA+	6,240,000	6,869,184
Met Pier & Expo Auth - McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2032	Baa2	3,575,000	2,312,487
MI Fin Auth - Wayne Co Criminal Justice	4.00%	11/1/2048	Aa3	3,500,000	3,327,375
MI St Bldg Auth	4.00%	4/15/2054	Aa2	6,500,000	6,003,696
NJ Ed Facs - Higher Ed	4.00%	9/1/2029	A3	5,445,000	5,481,726
NJ EDA - Bldgs	5.00%	6/15/2036	A3	1,285,000	1,347,074
NJ EDA - Bldgs	5.00%	6/15/2047	A3	6,050,000	6,260,883
NJ EDA - Goethals Brdg AMT	5.625%	1/1/2052	BBB+	7,500,000	7,632,072
NJ EDA - Sch Facs	4.75%	6/15/2031	A3	1,550,000	1,712,245
NJ EDA - Sch Facs	5.00%	6/15/2041	A3	5,050,000	5,227,549
NJ EDA - Sch Facs	5.00%	6/15/2042	A3	4,930,000	5,113,667
NJ EDA - Sch Facs	5.50%	6/15/2031	A3	1,450,000	1,648,829
NJ EDA - Sch Facs (NPFGC)(FGIC)	5.50%	9/1/2029	BBB+	7,500,000	8,484,460
NJ EDA - State House	5.00%	6/15/2043	A3	4,500,000	4,672,512
NJ EDA - Transit	5.00%	11/1/2044	A3	5,500,000	5,718,813
NJ Trans Trust Fund	Zero Coupon	12/15/2028	A3	10,000,000	7,865,986
NJ Trans Trust Fund	Zero Coupon	12/15/2031	A3	1,935,000	1,314,014
NJ Trans Trust Fund	Zero Coupon	12/15/2037	A3	3,390,000	1,667,658
NJ Trans Trust Fund	Zero Coupon	12/15/2038	A3	6,760,000	3,133,550
NJ Trans Trust Fund	4.00%	12/15/2031	A3	2,125,000	2,160,171
NJ Trans Trust Fund	4.00%	6/15/2044	A3	8,935,000	8,331,803
NJ Trans Trust Fund	5.00%	6/15/2030	A+	3,000,000	3,197,174
NJ Trans Trust Fund	5.00%	6/15/2031	A+	2,400,000	2,549,475
NJ Trans Trust Fund	5.00%	6/15/2033	A3	4,565,000	4,913,620
NJ Trans Trust Fund	5.00%	12/15/2035	A3	4,200,000	4,420,120
NJ Trans Trust Fund	5.00%	12/15/2036	A3	3,500,000	3,677,855

See Notes to Schedule of Investments.	61

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations (continued)
NJ Trans Trust Fund	5.00%		6/15/2046	A3	$14,595,000	$15,118,407
NYC TFA - Bldg Aid	5.00%		7/15/2030	AA	10,000,000	10,022,508
NYC TFA - Bldg Aid	5.00%		7/15/2031	AA	6,000,000	6,013,505
NYC TFA - Bldg Aid	5.00%		7/15/2035	AA	545,000	592,874
St Louis Fin Corp - Convention Center (AGM)	5.00%		10/1/2045	AA	2,500,000	2,730,947
St Louis Fin Corp - Convention Center (AGM)	5.00%		10/1/2049	AA	2,625,000	2,857,051
Total						175,551,958

Other Revenue 2.72%
CA Infra & Econ Dev - Acad Motion Pict	5.00%		11/1/2041	Aa2	2,500,000	2,577,543
CA Infra & Econ Dev - Museum of Nat Hist	4.00%		7/1/2050	A2	4,000,000	3,840,310
CA Sch Fin - Aspire†	4.00%		8/1/2061	BBB	3,275,000	2,820,096
CA Sch Fin Auth - Green Dot Charter†	5.00%		8/1/2048	BBB-	1,650,000	1,675,763
City of Miami Beach - Parking Revs (BAM)	5.00%		9/1/2040	AA	2,000,000	2,134,598
Clifton Higher Ed - IDEA Pub Schs	5.00%		8/15/2042	A-	275,000	275,325
Clifton Higher Ed - IDEA Pub Schs	6.00%		8/15/2043	A-	1,000,000	1,025,185
Clifton Higher Ed - Intl Ldrshp Sch	6.125%		8/15/2048	NR	7,825,000	7,980,451
DC Rev - Friendship Pub Chtr Sch	5.00%		6/1/2041	BBB	1,935,000	1,963,318
FL DFC - Mater Admy	5.00%		6/15/2050	BBB	2,135,000	2,153,994
FL DFC - Mater Admy	5.00%		6/15/2055	BBB	1,500,000	1,506,517
Grand River Hosp Dist (AGM)	5.25%		12/1/2034	AA	1,000,000	1,090,568
Grand River Hosp Dist (AGM)	5.25%		12/1/2035	AA	1,000,000	1,088,901
Grand River Hosp Dist (AGM)	5.25%		12/1/2037	AA	1,160,000	1,259,844
IL Fin Auth - Noble Chrter Schs	6.125%		9/1/2039	BBB	6,000,000	6,148,469
Indianapolis Local Pub Impt Bd Bk	5.00%		2/1/2031	AA-	7,120,000	7,429,217
KY Public Energy Auth - Peak Energy	4.00%	#(a)	2/1/2050	A1	11,660,000	11,761,208
Long Beach Nat Gas - ML	2.396%	#(a)	11/15/2027	A2	9,000,000	8,789,261
Lower AL Gas Dist - Goldman Sachs	4.00%	#(a)	12/1/2050	A2	2,000,000	2,030,177
Main St Nat Gas - Macquarie	5.00%		5/15/2037	A3	2,990,000	3,185,224
Main St Nat Gas - Macquarie	5.00%		5/15/2043	A3	3,250,000	3,363,875
Main St Nat Gas - Macquarie	5.00%		5/15/2049	A3	8,150,000	8,586,177
Maricopa Co IDA - Legacy Schools†	5.00%		7/1/2049	BB+	1,165,000	1,131,395
Maricopa Co IDA - Legacy Schools†	5.00%		7/1/2054	BB+	1,000,000	961,688
MI Fin Auth - Bradford Admy	4.30%		9/1/2030	NR	335,000	307,601
MI Fin Auth - Bradford Admy	4.80%		9/1/2040	NR	565,000	488,340
MI Fin Auth - Bradford Admy	5.00%		9/1/2050	NR	925,000	771,567
Middlesex Co Impt Auth - Heldrich Ctr	6.125%		1/1/2025	NR	1,250,000	25,000
Middlesex Co Impt Auth - Heldrich Ctr	6.25%		1/1/2037	NR	1,700,000	34,000

62	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
MSR Energy Auth - Citi	6.125%	11/1/2029	BBB+	$2,090,000	$2,333,011
NJ EDA - Team Academy	6.00%	10/1/2043	BBB	3,500,000	3,589,865
NYC Cultural - Lincoln Center	4.00%	12/1/2033	A	2,000,000	2,053,328
NYC Cultural - Lincoln Center	4.00%	12/1/2035	A	1,750,000	1,776,336
NYC Cultural - Lincoln Center	5.00%	12/1/2031	A	1,250,000	1,432,694
UT Fin Auth - Providence Hall Charter (UT-CSCE)	4.00%	10/15/2051	Aa2	1,000,000	926,102
Total					98,516,948

Pre-Refunded 0.03%
Philadelphia Sch Dist	5.00%	9/1/2038	NR	5,000	5,538
Philadelphia Sch Dist	5.00%	9/1/2038	A1	995,000	1,042,737
Total					1,048,275

Special Tax 1.72%
Allentown Neighborhood Impt†	5.00%	5/1/2032	Ba3	1,845,000	1,874,879
Allentown Neighborhood Impt - City Center†	5.25%	5/1/2042	NR	3,250,000	3,269,580
Atlanta Urban Redevelopment Agency†	3.625%	7/1/2042	NR	1,850,000	1,557,808
Atlanta Urban Redevelopment Agency†	3.875%	7/1/2051	NR	3,325,000	2,716,158
CT Spl Tax - Trans Infra	5.00%	8/1/2034	AA-	3,600,000	3,816,165
CT Spl Tax - Trans Infra	5.00%	1/1/2037	AA-	7,000,000	7,546,862
CT Spl Tax - Trans Infra	5.00%	1/1/2038	AA-	4,250,000	4,574,510
Gramercy Farms CDD~	Zero Coupon	5/1/2039	NR	2,965,000	1,541,800	(c)
Gramercy Farms Cmnty Dev Dist(b)	5.25%	5/1/2039	NR	1,340,000	214	(c)
Inland Valley Redev Agy	5.25%	9/1/2037	A	4,875,000	5,036,564
Irvine CFD - Great Park	5.00%	9/1/2044	NR	500,000	507,324
NJ EDA - Kapkowski Rd Landfill	6.50%	4/1/2028	Ba1	2,235,249	2,259,962
NYC IDA - Queens Stadium (AGM)	3.00%	1/1/2034	AA	1,000,000	915,602
NYC IDA - Yankee Stadium	4.00%	3/1/2045	Baa1	3,600,000	3,303,205
PA COP	4.00%	7/1/2046	A	2,375,000	2,240,027
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2030	AA	1,500,000	1,578,578
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2031	AA	1,400,000	1,471,017
Riverside RDA - Housing	8.50%	10/1/2041	A	11,195,000	13,901,463
Stone Canyon CID(b)	5.70%	4/1/2022	NR	1,000,000	260,000
Stone Canyon CID(b)	5.75%	4/1/2027	NR	1,300,000	338,000
Village CDD #13	3.00%	5/1/2041	NR	1,250,000	965,312
Village CDD #13	3.25%	5/1/2052	NR	3,250,000	2,422,051
Total					62,097,081

See Notes to Schedule of Investments.	63

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tax Revenue 5.52%
Bay Area Rapid Transit Dist	3.00%	8/1/2042	Aaa		$5,180,000	$4,536,327
Casino Reinv Dev Auth	5.25%	11/1/2039	Baa2		3,300,000	3,397,928
Casino Reinv Dev Auth	5.25%	11/1/2044	Baa2		1,950,000	2,003,926
Chicago Brd Ed - CIT	5.00%	4/1/2042	A	(e)	1,800,000	1,816,177
Chicago Trans Auth	5.00%	12/1/2046	A+		2,835,000	2,946,593
Chicago Trans Auth	5.00%	12/1/2052	A+		6,500,000	6,994,928
Chicago Trans Auth	5.25%	12/1/2049	AA		10,000,000	10,292,292
Compton Community Redevelopment Agency Successor Agency (AGM)	5.00%	8/1/2042	A1		1,250,000	1,333,721
Cook Co Sales Tax	4.00%	11/15/2034	AA-		3,750,000	3,804,746
CT Spl Tax - Trans Infra	4.00%	5/1/2036	AA-		2,500,000	2,515,059
CT Spl Tax - Trans Infra	4.00%	5/1/2039	AA-		3,150,000	3,146,653
Guam - Business Privilege Tax	4.00%	1/1/2042	Ba1		1,500,000	1,328,604
MA Sch Bldg Auth - Sales Tax	4.00%	2/15/2043	AA		1,000,000	992,768
Met Pier & Expo Auth - McCormick Place	5.50%	6/15/2053	A-		4,415,000	4,508,838
Met Pier & Expo Auth - McCormick Place (AGM)	Zero Coupon	6/15/2045	AA		3,580,000	1,203,322
Met Pier & Expo Auth - McCormick Place (AGM)	Zero Coupon	6/15/2046	AA		1,595,000	508,069
Met Pier & Expo Auth - McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2030	Baa2		10,535,000	7,541,795
Met Pier & Expo Auth - McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2036	Baa2		10,000,000	5,251,869
Met Pier & Expo Auth - McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2037	A-		15,000,000	7,457,406
Met Pier & Expo Auth - McCormick Place TCRS (BAM)	5.00%	6/15/2053	AA		915,000	966,480
Miami Dade Co - Transit Rev	4.00%	7/1/2049	AA		7,450,000	7,170,928
NY Dorm - PIT	3.00%	3/15/2041	AA+		4,400,000	3,705,961
NY UDC - PIT	4.00%	3/15/2042	Aa1		5,000,000	4,887,579
NY UDC - PIT	5.00%	3/15/2033	AA+		750,000	763,582
NY UDC Sales Tax	5.00%	3/15/2040	Aa1		10,935,000	11,869,019
NYC TFA - Future Tax	3.00%	5/1/2045	AAA		7,000,000	5,819,457
NYC TFA - Future Tax	4.00%	5/1/2037	AAA		3,000,000	3,000,326
NYC TFA - Future Tax	4.00%	2/1/2041	AAA		4,500,000	4,461,872
NYC TFA - Future Tax	4.00%	8/1/2042	AAA		1,000,000	986,638
NYC TFA - Future Tax	4.00%	5/1/2044	AAA		1,000,000	977,345
NYC TFA - Future Tax	5.00%	2/1/2036	AAA		1,000,000	1,042,006

64	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tax Revenue (continued)
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR		$1,271,000	$959,430
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR		2,122,000	1,439,674
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR		2,549,000	1,536,134
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR		2,798,000	559,880
PR Corp Sales Tax	4.329%	7/1/2040	NR		5,803,000	5,463,931
PR Corp Sales Tax	4.329%	7/1/2040	NR		5,253,000	4,946,067
PR Corp Sales Tax	4.536%	7/1/2053	NR		39,000	36,494
PR Corp Sales Tax	4.55%	7/1/2040	NR		129,000	124,582
PR Corp Sales Tax	4.75%	7/1/2053	NR		4,895,000	4,715,425
PR Corp Sales Tax	5.00%	7/1/2058	NR		21,533,000	21,220,332
Reno Cap Impt (AGM)	4.00%	6/1/2043	AA		4,725,000	4,683,955
Reno Cap Impt (AGM)	4.00%	6/1/2046	AA		6,800,000	6,414,122
Sparks - Legends at Sparks Marina†	2.50%	6/15/2024	Ba2		175,000	169,340
Sparks - Legends at Sparks Marina†	2.75%	6/15/2028	Ba2		750,000	672,911
Triborough Brdg & Tunl - Payroll Mobility Tax	5.00%	5/15/2051	AA+		6,555,000	7,117,784
Triborough Brdg & Tunl - Payroll Mobility Tax	5.00%	5/15/2052	AA+		3,000,000	3,400,933
Triborough Brdg & Tunl Auth- Payroll Mobility Tax	5.00%	5/15/2051	AA+		10,000,000	10,898,919
USVI Matching Fund	5.00%	10/1/2032	NR		1,500,000	1,543,633
VA Small Bus Fin - NTL Senior Lvg	4.00%	1/1/2045	A	(e)	4,000,000	3,817,717
VT Edu Loan Rev AMT	3.375%	6/15/2036	A		2,620,000	2,538,925
Total						199,492,402

Tobacco 3.39%
Buckeye Tobacco	5.00%	6/1/2055	NR		33,915,000	31,985,125
Golden St Tobacco	5.00%	6/1/2029	NR		2,500,000	2,816,323
Los Angeles Co Tobacco	4.00%	6/1/2049	BBB+		6,770,000	5,855,234
Los Angeles Co Tobacco	5.00%	6/1/2049	BBB-		195,000	199,334
MI Tob Settlement	Zero Coupon	6/1/2058	NR		25,000,000	1,151,508
MI Tob Settlement	4.00%	6/1/2049	BBB+		3,365,000	3,010,713
MI Tob Settlement	5.00%	6/1/2049	BBB-		5,355,000	5,413,352
Nassau Co Tobacco	Zero Coupon	6/1/2060	NR		20,000,000	1,009,212
PA Tob Settlement (AGM)	4.00%	6/1/2039	AA		15,000,000	14,448,156
Railsplitter Tobacco Settlement Auth	5.00%	6/1/2027	A		3,325,000	3,575,886
Sacramento Co Tobacco	4.00%	6/1/2034	A-		1,000,000	981,656
Sacramento Co Tobacco	4.00%	6/1/2036	A-		1,050,000	1,019,824

See Notes to Schedule of Investments.	65

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tobacco (continued)
Sacramento Co Tobacco	4.00%	6/1/2038	A-		$1,000,000	$959,754
Sacramento Co Tobacco	4.00%	6/1/2040	A-		1,000,000	947,431
Sacramento Co Tobacco	4.00%	6/1/2049	BBB+		2,250,000	2,013,993
San Diego Co Tobacco	5.00%	6/1/2048	BBB+		1,500,000	1,530,626
San Diego Co Tobacco	5.00%	6/1/2048	BBB-		8,505,000	8,287,613
Tobacco Settlement Auth IA	4.00%	6/1/2049	BBB+		2,000,000	1,687,573
Tobacco Settlement Auth WA	5.25%	6/1/2032	A-		460,000	462,042
Tobacco Settlement Fin Corp LA	5.25%	5/15/2035	A-		2,310,000	2,368,706
Tobacco Settlement Fin Corp NJ	3.20%	6/1/2027	BBB+		5,000	5,000
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2031	A		4,605,000	4,897,449
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2033	A-		1,000,000	1,057,809
Tobacco Settlement Fin Corp NJ	5.25%	6/1/2046	BBB+		8,900,000	9,261,134
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-		7,540,000	7,528,098
TSASC	5.00%	6/1/2023	B-		3,400,000	3,391,697
TSASC	5.00%	6/1/2035	A-		1,390,000	1,444,559
TSASC	5.00%	6/1/2048	NR		5,550,000	5,286,545
Total						122,596,352

Transportation 23.44%
AL Port Auth (AGM)	5.00%	10/1/2036	AA		750,000	812,658
AL Port Auth AMT (AGM)	5.00%	10/1/2034	AA		2,000,000	2,143,759
AL Port Auth AMT (AGM)	5.00%	10/1/2035	AA		2,000,000	2,139,914
Alameda Corridor Trsp Auth CR (AGM)	5.00%	10/1/2034	AA		3,650,000	3,868,799
Atlanta Arpt - PFC AMT	4.00%	7/1/2039	Aa3		2,250,000	2,204,199
Atlanta Arpt - PFC AMT	5.00%	1/1/2028	Aa3		2,000,000	2,070,298
Atlanta Arpt - PFC AMT	5.00%	1/1/2031	Aa3		4,000,000	4,126,817
Bay Area Toll Auth	4.00%	4/1/2049	AA-		4,860,000	4,725,519
CA Muni Fin - LINXS AMT	4.00%	12/31/2047	BBB-	(e)	14,450,000	12,802,061
CA Muni Fin - LINXS CR (AGM) AMT	4.00%	12/31/2047	AA		3,630,000	3,315,949
CA Muni Fin Auth - LINXS AMT	5.00%	12/31/2038	BBB-	(e)	5,000,000	5,103,438
Canaveral FL Port Auth AMT	5.00%	6/1/2045	A3		4,630,000	4,874,033
Canaveral Port Auth	5.00%	6/1/2048	A3		4,890,000	5,118,383
Central TX Mobility Auth	5.00%	1/1/2045	A-		4,500,000	4,869,464
Central TX Mobility Auth	5.00%	1/1/2046	A-		1,500,000	1,585,453
Central TX Tpk	5.00%	8/15/2033	A-		5,750,000	5,893,311
Central TX Tpk	5.00%	8/15/2037	A-		1,000,000	1,021,913
Chicago Midway Arpt	4.00%	1/1/2034	A-		1,000,000	993,485

66	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Chicago O’Hare Arpt	4.00%	1/1/2044	A	$13,500,000	$12,956,428
Chicago O’Hare Arpt	5.00%	1/1/2048	A	1,020,000	1,065,291
Chicago O’Hare Arpt - TRIPS AMT	5.00%	7/1/2048	BBB+	3,500,000	3,559,581
Chicago O’Hare Arpt AMT	5.00%	1/1/2047	A	5,735,000	5,897,604
Chicago O’Hare Arpt AMT	5.00%	1/1/2048	A	10,000,000	10,386,490
Chicago O’Hare Arpt AMT	5.00%	1/1/2053	A	10,000,000	10,358,682
Chicago Trans Auth	4.00%	12/1/2055	A+	4,000,000	3,660,320
Chicago Trans Auth	5.00%	12/1/2055	A+	1,750,000	1,844,019
Cleveland Arpt (AGM)	5.00%	1/1/2031	AA	900,000	938,884
CT Airport Auth - Bradley Arpt AMT	4.00%	7/1/2049	BBB	3,600,000	3,082,995
CT Airport Auth - Ground Trans Proj AMT	5.00%	7/1/2049	BBB	3,425,000	3,497,374
Denver City & Co Arpt	4.00%	12/1/2043	A	5,000,000	4,851,405
Denver City & Co Arpt AMT	4.00%	12/1/2043	A	2,565,000	2,440,056
Denver City & Co Arpt AMT	4.00%	12/1/2048	A	4,255,000	3,971,241
Denver City & Co Arpt AMT	5.25%	11/15/2043	A	8,000,000	8,172,172
Denver RTD - Eagle P3	4.00%	7/15/2033	Baa1	1,100,000	1,049,259
Denver RTD - Eagle P3	4.00%	7/15/2035	Baa1	1,250,000	1,175,982
Denver RTD - Eagle P3	4.00%	7/15/2039	Baa1	2,920,000	2,647,646
DFW Arpt	5.00%	11/1/2030	A+	850,000	874,982
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2032	A	4,200,000	2,817,856
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2037	A	7,720,000	3,718,679
Eagle Co Arpt AMT	5.00%	5/1/2033	Baa2	2,430,000	2,497,301
Eagle Co Arpt AMT	5.00%	5/1/2037	Baa2	1,000,000	1,022,420
Eagle Co Arpt AMT	5.00%	5/1/2041	Baa2	3,000,000	3,046,609
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	A	5,000,000	3,155,781
Foothill / Eastern Corridor Toll Rd	3.50%	1/15/2053	A	7,190,000	5,859,597
Foothill / Eastern Corridor Toll Rd	4.00%	1/15/2043	A-	26,723,000	24,802,717
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	A	9,000,000	9,558,899
Hampton Rds Trans(f)	5.25%	7/1/2060	AA	20,000,000	22,084,464
Hampton Roads Trans Commn	5.50%	7/1/2057	AA	7,500,000	8,660,521
HI Airport Sys AMT	5.00%	7/1/2041	A+	5,000,000	5,154,412
HI Airport Sys AMT	5.00%	7/1/2048	A+	11,905,000	12,372,214
HI Arprt AMT	4.00%	7/1/2035	A+	4,425,000	4,372,631
Houston Arpt - Continental Airlines AMT	6.625%	7/15/2038	Ba3	2,500,000	2,504,681
Kansas City IDA - Kansas City Arpt AMT	4.00%	3/1/2036	A2	3,000,000	2,915,166
Kansas City IDA - Kansas City Intl Airport AMT	5.00%	3/1/2054	A2	13,835,000	14,293,081

See Notes to Schedule of Investments.	67

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
Los Angeles Dept Arpts - LAX AMT	5.00%		5/15/2033	AA-	$5,115,000	$5,728,307
Los Angeles Dept Arpts - LAX AMT	5.00%		5/15/2039	AA	9,000,000	9,640,155
Los Angeles Dept Arpts - LAX AMT	5.00%		5/15/2041	AA	4,000,000	4,118,362
MA Port Auth AMT	4.00%		7/1/2046	AA	5,465,000	5,193,367
MA Port Auth AMT	5.00%		7/1/2040	AA	1,500,000	1,547,017
MA Port Auth AMT	5.00%		7/1/2045	AA	3,315,000	3,401,984
MD EDC - Port Covington	4.00%		9/1/2040	NR	2,000,000	1,753,932
MD EDC - Ports America Chesapeake AMT	5.00%		6/1/2044	Baa2	375,000	388,516
MD EDC - Ports America Chesapeake AMT	5.00%		6/1/2049	Baa2	750,000	773,256
MD EDC - Purple Line AMT	5.25%		6/30/2052	Baa3	2,500,000	2,554,696
MD EDC - Purple Line AMT	5.25%		6/30/2055	Baa3	12,500,000	12,704,571
MD Trans - Baltimore Intl Arpt AMT	3.00%		6/1/2036	A	7,310,000	6,222,670
Met Airpt Auth - Dulles Metrorail	Zero Coupon		10/1/2037	A-	5,000,000	2,311,597
Met DC Arpt AMT	5.00%		10/1/2027	AA-	3,250,000	3,400,916
Met DC Arpt AMT	5.00%		10/1/2028	AA-	2,000,000	2,051,362
Met DC Arpt AMT	5.00%		10/1/2035	AA-	4,525,000	4,749,094
Met Nashville Arpt Auth AMT	5.00%		7/1/2049	A2	5,000,000	5,226,809
MI Strategic Fund - I-75 AMT	5.00%		6/30/2048	Baa2	2,500,000	2,474,595
Miami Dade Co - Rickenbacker Cswy	5.00%		10/1/2029	A-	500,000	515,451
Miami Dade Co - Rickenbacker Cswy	5.00%		10/1/2030	A-	550,000	565,756
Miami Dade Co - Rickenbacker Cswy	5.00%		10/1/2032	A-	1,160,000	1,189,203
Miami Dade Co Aviation - MIA AMT	5.00%		10/1/2028	A-	4,435,000	4,602,876
Miami Dade Co Aviation - MIA AMT	5.00%		10/1/2029	A-	2,500,000	2,587,077
Miami Dade Co Aviation - MIA AMT	5.00%		10/1/2034	A-	10,000,000	10,309,797
Miami Dade CO Aviation - Mia AMT	5.00%		10/1/2044	A-	6,000,000	6,262,819
Miami Dade Co Expwy Auth	5.00%		7/1/2027	A	160,000	168,401
Miami Dade Co Expwy Auth	5.00%		7/1/2028	A	515,000	542,245
Miami-Dade Co Seaport (AGM)	4.00%		10/1/2049	AA	9,325,000	8,545,551
Minneapolis / St Paul Met Arpts	5.00%		1/1/2027	A	575,000	594,023
Minneapolis / St Paul Met Arpts	5.00%		1/1/2031	A	2,000,000	2,053,970
MTA NY	5.00%		11/15/2035	A3	4,265,000	4,438,336
MTA NY	5.00%	#(a)	11/15/2045	A3	2,700,000	2,949,998
MTA NY	5.00%		11/15/2050	A3	11,125,000	11,473,205
MTA NY	5.25%		11/15/2044	A3	9,680,000	9,959,393
MTA NY(f)	5.25%		11/15/2055	A3	20,500,000	21,330,318
MTA NY (AGM)	4.00%		11/15/2054	AA	6,000,000	5,452,107
NC Tpk Auth - Triangle Exprs	5.00%		1/1/2032	BBB	1,350,000	1,412,163

68	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
NC Tpk Auth - Triangle Exprs	5.00%	1/1/2043	BBB	$1,150,000	$1,187,549
NC Tpk Auth - Triangle Exprs (AGM)	4.00%	1/1/2037	AA	14,255,000	14,105,809
NC Tpk Auth - Triangle Exprs (AGM)	4.00%	1/1/2038	AA	1,000,000	978,444
NC Tpk Auth - Triangle Exprs (AGM)	4.00%	1/1/2055	AA	4,000,000	3,778,052
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2025	A3	2,750,000	2,847,811
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2026	A3	1,000,000	1,034,437
NJ EDA - Transit	4.00%	11/1/2044	A3	4,715,000	4,394,114
NJ Tpk Auth	4.00%	1/1/2033	AA-	1,630,000	1,646,233
NJ Tpk Auth	4.00%	1/1/2043	AA-	5,555,000	5,538,153
NJ Trans Trust Fund	4.00%	6/15/2045	A3	15,680,000	14,551,650
NJ Trans Trust Fund	5.00%	6/15/2034	A3	2,625,000	2,825,157
NJ Trans Trust Fund	5.00%	6/15/2035	A3	3,425,000	3,677,533
NJ Trans Trust Fund	5.00%	6/15/2045	A3	5,000,000	5,217,522
NJ Trans Trust Fund	5.00%	6/15/2050	A3	2,750,000	2,856,394
North TX Twy Auth	5.00%	1/1/2031	A	250,000	257,483
North TX Twy Auth	5.00%	1/1/2040	A+	4,350,000	4,398,251
North TX Twy Auth	5.00%	1/1/2048	A	5,000,000	5,246,528
NY Trans Dev Corp - Delta Airlines AMT	4.00%	10/1/2030	Baa3	8,500,000	8,266,461
NY Trans Dev Corp - Delta Airlines AMT	4.00%	1/1/2036	Baa3	3,295,000	3,069,317
NY Trans Dev Corp - Delta Airlines AMT	5.00%	1/1/2036	Baa3	2,250,000	2,275,701
NY Trans Dev Corp - Delta Airlines AMT	5.00%	10/1/2040	Baa3	11,500,000	11,592,926
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2029	Baa3	2,455,000	2,520,105
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2030	Baa3	3,275,000	3,360,004
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2033	Baa3	12,450,000	12,654,548
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2034	Baa3	4,205,000	4,265,078
NY Trans Dev Corp - JFK IAT	5.00%	12/1/2035	Baa1	1,000,000	1,054,759
NY Trans Dev Corp - JFK IAT	5.00%	12/1/2037	Baa1	1,500,000	1,573,737
NY Trans Dev Corp - JFK IAT AMT	5.00%	12/1/2025	Baa1	1,100,000	1,154,501
NY Trans Dev Corp - JFK IAT AMT	5.00%	12/1/2035	Baa1	1,905,000	1,986,025
NY Trans Dev Corp - JFK IAT AMT	5.00%	12/1/2035	Baa1	5,000,000	5,240,081
NY Trans Dev Corp - JFK IAT AMT	5.00%	12/1/2037	Baa1	1,390,000	1,444,405
NY Trans Dev Corp - JFK IAT AMT	5.00%	12/1/2042	Baa1	3,250,000	3,359,636
NY Trans Dev Corp - LaGuardia Airport AMT	4.00%	7/1/2041	Baa3	7,365,000	6,674,440
NY Trans Dev Corp - LaGuardia Airport AMT	4.00%	7/1/2046	Baa3	2,340,000	2,046,161
NY Trans Dev Corp - LaGuardia Airport AMT	5.00%	7/1/2046	Baa3	7,315,000	7,476,623

See Notes to Schedule of Investments.	69

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
NY Trans Dev Corp - LaGuardia Airport AMT	5.25%	1/1/2050	Baa3		$20,605,000	$21,126,298
NY Twy Auth CR (AGM)	4.00%	1/1/2051	AA		2,725,000	2,796,986
NYS Thruway - Service Area AMT	4.00%	10/31/2041	BBB-	(e)	5,885,000	5,170,760
Ontario Intl Airport (AGM)	5.00%	5/15/2046	AA		2,000,000	2,157,909
Orlando & Orange Co Expwy Auth	4.00%	7/1/2035	A+		5,000,000	5,044,321
Osceola Co Trans - Osceola Parkway	5.00%	10/1/2039	BBB+		1,000,000	1,039,929
Osceola Parkway	4.00%	10/1/2054	BBB+		9,300,000	8,003,729
PA Tpk Commn	3.00%	12/1/2042	A		2,500,000	1,993,512
PA Tpk Commn	4.00%	12/1/2038	A3		3,425,000	3,359,979
PA Tpk Commn	4.00%	12/1/2043	A		1,500,000	1,434,998
PA Tpk Commn	5.00%	6/1/2029	A3		9,000,000	9,602,449
PA Tpk Commn	5.00%	12/1/2039	A+		750,000	779,965
PA Tpk Commn	5.00%	12/1/2044	A3		3,500,000	3,727,228
Philadelphia Airport AMT	5.00%	7/1/2042	A2		4,440,000	4,592,678
Phoenix Arpt AMT	4.00%	7/1/2037	A1		8,000,000	7,852,617
Port Auth NY & NJ	5.25%	10/15/2055	AA-		3,675,000	3,860,600
Port Auth NY & NJ AMT	5.00%	11/15/2041	AA-		6,950,000	7,251,377
Port of Portland - Portland Intl Arpt AMT	5.00%	7/1/2039	AA-		2,000,000	2,043,687
PR Hwy & Trans Auth(b)	4.00%	7/1/2017	NR		240,000	132,000
PR Hwy & Trans Auth (AGM)	5.25%	7/1/2032	AA		2,000,000	2,046,515
PR Hwy & Trans Auth CR (AGM)	5.50%	7/1/2025	AA		2,000,000	2,104,294
Riverside Co Trsp Comm	4.00%	6/1/2040	A		2,115,000	2,054,538
Sacramento Co Arpt	5.00%	7/1/2041	A		8,000,000	8,308,594
Salt Lake City Arpt AMT	5.00%	7/1/2036	A		10,045,000	10,841,718
Salt Lake City Arpt AMT	5.00%	7/1/2034	A		5,000,000	5,261,433
San Antonio Arpt AMT	5.00%	7/1/2045	A1		8,435,000	8,656,330
San Diego Arpt	5.00%	7/1/2044	A		4,500,000	4,747,113
San Diego Arpt	5.00%	7/1/2051	A2		5,500,000	5,785,864
San Diego Arpt(f)	5.00%	7/1/2056	A2		11,540,000	12,085,045
San Francisco Arpt	5.00%	5/1/2052	A1		5,000,000	5,348,314
San Francisco Arpt AMT	5.00%	5/1/2052	A1		3,000,000	3,147,171
San Francisco Arpt AMT	5.25%	5/1/2033	A1		7,000,000	7,109,740
San Jose Arpt	5.00%	3/1/2047	A		750,000	780,931
San Jose Arpt AMT	5.00%	3/1/2047	A		2,800,000	2,881,911
SC St Port Auth AMT	5.00%	7/1/2044	A+		5,000,000	5,274,569
Triborough Brdg & Tunl Auth	3.00%	11/15/2047	AA-		7,280,000	5,629,651
Triborough Brdg & Tunl Auth	5.00%	11/15/2042	AA-		1,640,000	1,759,387

70	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
TX Surface Trans Corp - I-635	4.00%		6/30/2037	Baa2	$2,950,000	$2,767,006
TX Surface Trans Corp - I-635	4.00%		12/31/2037	Baa2	2,125,000	1,990,129
TX Surface Trans Corp - I-635	4.00%		6/30/2038	Baa2	1,050,000	978,043
TX Surface Trans Corp - I-635	4.00%		12/31/2038	Baa2	1,375,000	1,278,781
TX Surface Trans Corp - I-635	4.00%		6/30/2039	Baa2	1,340,000	1,240,205
TX Surface Trans Corp - I-635	4.00%		12/31/2039	Baa2	1,025,000	947,190
TX Surface Trans Corp - I-635	4.00%		6/30/2040	Baa2	1,125,000	1,035,366
TX Surface Trans Corp - NTE 3C AMT	5.00%		6/30/2058	Baa3	3,435,000	3,417,913
TX Trans Comm - Hwy 249	5.00%		8/1/2057	Baa3	2,625,000	2,673,551
VA Small Bus Fing - 95 Express AMT	5.00%		1/1/2032	BBB-	6,225,000	6,793,407
VA Small Bus Fing - 95 Express AMT	5.00%		1/1/2033	BBB-	2,500,000	2,698,400
VA Small Bus Fing - 95 Express AMT	5.00%		1/1/2035	BBB-	6,715,000	7,167,913
VA Small Bus Fing - 95 Express AMT	5.00%		7/1/2036	BBB-	6,685,000	7,108,913
VA Small Bus Fing - Elizabeth River AMT(d)	4.00%		1/1/2038	BBB	4,500,000	4,250,681
VA Small Bus Fing - Elizabeth River AMT(d)	4.00%		1/1/2040	BBB	4,000,000	3,727,898
Wayne Co Arpt AMT	5.00%		12/1/2039	A1	1,700,000	1,746,874
Wayne Co Arpt AMT	5.00%		12/1/2042	A1	1,200,000	1,247,235
Wayne Co Arpt AMT	5.00%		12/1/2046	A1	2,825,000	2,968,667
WV Parkways Auth	4.00%		6/1/2047	AA-	5,235,000	5,150,357
Total						847,669,085

Utilities 14.27%
Adelanto Util Sys (AGM)	5.00%		7/1/2039	AA	1,500,000	1,620,825
Baltimore Wastewater	5.00%		7/1/2039	Aa3	4,750,000	4,936,988
Baltimore Water	4.00%		7/1/2049	Aa2	5,850,000	5,696,828
Baltimore Water	5.00%		7/1/2032	Aa3	2,435,000	2,552,763
Baltimore Water	5.00%		7/1/2046	Aa3	10,000,000	10,624,354
Black Belt Energy Gas Dist	4.00%	#(a)	6/1/2051	Aa1	13,945,000	14,152,398
Black Belt Energy Gas Dist	4.00%	#(a)	12/1/2052	Baa1	18,600,000	18,635,762
Black Belt Energy Gas Dist - Goldman Sachs	4.00%	#(a)	4/1/2053	A2	15,000,000	15,169,543
Black Belt Energy Gas Dist - RBC(d)	4.00%	#(a)	7/1/2052	Aa1	6,000,000	6,180,597
Burke Co Dev - Oglethorpe Power	4.125%		11/1/2045	BBB+	3,095,000	2,861,391
Burke Co Dev - Oglethorpe Power	4.125%		11/1/2045	BBB+	3,550,000	3,282,048
CA Choice Clean Energy - Morgan Stanley	4.00%	#(a)	2/1/2052	A1	2,500,000	2,500,069
CA Poll Ctl - Poseidon Res†	5.00%		7/1/2039	Baa3	2,200,000	2,277,566
CA Poll Ctl - Poseidon Res†	5.00%		11/21/2045	Baa3	2,750,000	2,818,844
Campbell Co Solid Wste - Basin Elec	3.625%		7/15/2039	A	11,270,000	10,379,948

See Notes to Schedule of Investments.	71

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Utilities (continued)
Casitas Muni Water Dist (BAM)	5.25%		9/1/2047	AA	$500,000	$539,002
Central Plains - Goldman Sachs	5.00%		9/1/2042	BBB+	13,540,000	14,415,022
Chicago Water	5.00%		11/1/2029	A	4,560,000	4,826,430
Chicago Water	5.00%		11/1/2036	A	1,775,000	1,849,347
Chicago Water	5.00%		11/1/2039	A	3,455,000	3,526,212
Chicago Water (AGM)	5.00%		11/1/2036	AA	3,000,000	3,225,028
Chicago Water (AGM)	5.00%		11/1/2037	AA	2,500,000	2,683,496
CO Public Auth - ML	6.50%		11/15/2038	A2	9,565,000	11,762,151
Compton Water	6.00%		8/1/2039	NR	5,500,000	5,509,027
Detroit Sewer	5.00%		7/1/2034	A+	1,980,000	2,072,231
GA Muni Elec Auth - MEAG	5.00%		1/1/2033	A2	1,910,000	1,983,853
GA Muni Elec Auth - MEAG	5.00%		1/1/2048	BBB+	5,000,000	5,206,957
GA Muni Elec Auth - MEAG	5.00%		1/1/2056	A	3,810,000	3,903,129
GA Muni Elec Auth - MEAG	5.00%		1/1/2059	BBB+	2,000,000	2,052,051
Guam Waterworks	5.00%		1/1/2050	A-	2,250,000	2,350,100
HI Dept Budget - Hawaiian Electric	3.20%		7/1/2039	Baa1	18,865,000	15,738,560
HI Dept Budget - Hawaiian Electric AMT	3.10%		5/1/2026	Baa1	6,235,000	6,194,772
HI Dept Budget - Hawaiian Electric AMT	4.00%		3/1/2037	Baa1	3,000,000	2,913,425
Jefferson Co Sewer	Zero Coupon		10/1/2039	BBB	350,000	354,500
Jefferson Co Sewer	6.00%		10/1/2042	BBB	5,000,000	5,427,731
Jefferson Co Sewer	6.50%		10/1/2053	BBB	7,700,000	8,400,042
Jefferson Co Sewer (AGM)	Zero Coupon		10/1/2026	AA	1,000,000	853,939
Jefferson Co Sewer (AGM)	Zero Coupon		10/1/2027	AA	4,875,000	3,908,282
Jefferson Co Sewer (AGM)	5.50%		10/1/2053	AA	3,555,000	3,732,909
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%		9/1/2035	Baa1	5,000,000	5,459,023
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%		9/1/2036	Baa1	5,000,000	5,450,793
KY Public Energy Auth - Morgan Stanley	4.00%	#(a)	8/1/2052	A1	16,000,000	16,022,277
Long Beach Nat Gas - ML	5.50%		11/15/2037	A2	8,950,000	10,001,551
Lower AL Gas Dist - Goldman Sachs	5.00%		9/1/2031	A2	2,575,000	2,757,524
Lower Colo Riv Auth - Transmn Contract	5.00%		5/15/2040	A	2,970,000	3,080,399
Lower Colo Riv Auth - Transmn Contract	5.00%		5/15/2051	A	3,750,000	3,987,925
Main St Nat Gas - Citibank	4.00%	#(a)	3/1/2050	A3	2,725,000	2,734,720
Main St Nat Gas - Citibank	4.00%	#(a)	5/1/2052	A3	8,750,000	8,764,796
Main St Nat Gas - Macquarie	5.00%		5/15/2035	A3	2,000,000	2,134,096
Main St Nat Gas- Citadel†	4.00%	#(a)	8/1/2052	BBB-	25,000,000	24,599,482
Maricopa Co Poll Cntrl - El Paso Elec	3.60%		2/1/2040	Baa2	5,085,000	4,516,639
Maricopa Co Poll Cntrl - El Paso Elec	3.60%		4/1/2040	Baa2	4,315,000	3,829,598
MN Muni Gas	4.00%	#(a)	12/1/2052	Aa1	5,000,000	5,127,154

72	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
Norfolk Water	5.25%		11/1/2028	AA+		$1,000,000	$1,095,297
North Sumter Co Util Dep Dist	5.00%		10/1/2032	A		5,400,000	5,443,593
NYC Muni Water	3.50%		6/15/2048	AA+		9,435,000	8,301,501
NYC Muni Water	5.00%		6/15/2036	AA+		500,000	525,017
Omaha Pub Pwr Dist	5.25%		2/1/2042	A+		4,000,000	4,269,937
Paducah Electric (AGM)	5.00%		10/1/2033	AA		1,000,000	1,102,128
Paducah Electric (AGM)	5.00%		10/1/2034	AA		1,000,000	1,100,857
Paducah Electric (AGM)	5.00%		10/1/2035	AA		1,000,000	1,100,010
Philadelphia Gas Works	5.00%		8/1/2029	A		2,000,000	2,130,558
Philadelphia Gas Works	5.00%		8/1/2030	A		1,500,000	1,595,640
Philadelphia Water & Wastewater	5.00%		7/1/2030	A+		3,355,000	3,586,197
Philadelphia Water & Wastewater	5.00%		10/1/2046	A+		4,475,000	4,928,218
Philadelphia Water & Wastewater	5.25%		10/1/2052	A+		6,610,000	7,172,358
PR Aqueduct & Swr Auth†	5.00%		7/1/2030	NR		4,000,000	4,171,119
PR Elec Pwr Auth(b)	1.348%	#(a)	7/1/2031	D	(e)	4,000,000	3,115,000	(c)
PR Elec Pwr Auth(b)	5.00%		7/1/2028	D	(e)	270,000	229,500	(c)
PR Elec Pwr Auth(b)	5.25%		7/1/2028	D	(e)	880,000	748,000	(c)
PR Elec Pwr Auth (AGC)	4.25%		7/1/2027	AA		280,000	282,840
Salt Verde Fin Corp - Citi	5.00%		12/1/2032	A3		6,205,000	6,705,309
Salt Verde Fin Corp - Citi	5.00%		12/1/2037	A3		15,995,000	17,196,679
Salt Verde Fin Corp - Citi	5.25%		12/1/2027	A3		3,750,000	4,080,868
San Antonio Water Sys	5.00%		5/15/2050	AA		3,000,000	3,271,248
SE AL Gas Dist	4.00%	#(a)	12/1/2051	A1		41,955,000	41,801,512
SE AL Gas Dist - Goldman Sachs	4.00%	#(a)	4/1/2049	A3		2,500,000	2,532,097
Southern CA Pub Pwr Auth - Goldman Sachs	2.332%	#(a)	11/1/2038	A2		3,090,000	2,685,776
Southern CA Pub Pwr Auth - Goldman Sachs	5.00%		11/1/2033	A2		4,665,000	5,013,120
TEAC - Goldman Sachs	5.00%	#(a)	5/1/2052	A2	(e)	10,000,000	10,611,828
TEAC - Goldman Sachs	5.625%		9/1/2026	BBB		10,550,000	11,451,450
Texas Water Dev Brd	4.00%		10/15/2037	AAA		7,760,000	7,964,992
Transbay Pwr Auth	5.00%		10/1/2045	A-	(e)	1,000,000	1,075,671
Transbay Pwr Auth	5.00%		10/1/2049	A-	(e)	1,310,000	1,405,172
Trimble Env Facs - Louisville Gas & Elec	3.75%		6/1/2033	A1		12,500,000	12,428,641
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2029	A3		7,250,000	7,723,354
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2030	A3		6,500,000	6,929,351
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2031	A3		6,000,000	6,399,765
Total							515,758,700
Total Municipal Bonds (cost $3,817,894,082)							3,607,606,100

See Notes to Schedule of Investments.	73

Schedule of Investments (unaudited)(continued)

NATIONAL TAX FREE FUND June 30, 2022

Investments	Interest Rate#	Interest Rate Reset Date(g)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS 0.07%

Variable Rate Demand Notes 0.07%

Corporate-Backed
Mobile IDB - AL Power (cost $2,735,000)	0.690%	6/30/2022	12/1/2037	A1	$2,735,000	$2,735,000
Total Investments in Securities 99.85% (cost $3,820,629,082)						3,610,341,100
Other Assets and Liabilities – Net(h) 0.15%						5,246,767
Net Assets 100.00%						$3,615,587,867

AGC	Insured by - Assured Guarantee Corp.
AGM	Insured by - Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
COP	Certificates of Participation.
CR	Custodian Receipt.
FGIC	Insured by - Financial Guaranty Insurance Company.
FHLMC	Federal Home Loan Mortgage Corporation.
GTD	Guaranteed.
NPFGC	Insured by - National Public Finance Guarantee Corporation.
NR	Not Rated.
SIFMA	Insured by - Securities Industry and Financial Markets Association.
TCRS	Transferable Custodial Receipts.
TRIPS	Tax Refund Intercept Programs.
UT CSCE	Insured by - Utah Charter School Credit Enhancement Program.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2022, the total value of Rule 144A securities was $160,730,324, which represents 4.45% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2022.
~	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Defaulted (non-income producing security).
(c)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Securities purchased on a when-issued basis.
(e)	This investment has been rated by Fitch IBCA.
(f)	Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(g)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note (“VRDN”) back to the issuer for Principal Amount. The interest rate on the VRDN is generally reset daily based on the SIFMA Municipal Swap Index.
(h)	Other Assets and Liabilities - Net include net unrealized depreciation on futures contracts as follows:

74	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

NATIONAL TAX FREE FUND June 30, 2022

Open Futures Contracts at June 30, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	September 2022	271	Short	$(36,594,422)	$(37,567,375)	$(972,953)

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$–	$302,677,437	$3,724,000	$306,401,437
Housing	–	82,505,393	5,281,631	87,787,024
Special Tax	–	60,555,067	1,542,014	62,097,081
Utilities	–	511,666,200	4,092,500	515,758,700
Remaining Industries	–	2,635,561,858	–	2,635,561,858
Short-Term Investments
Variable Rate Demand Notes	–	2,735,000	–	2,735,000
Total	$–	$3,595,700,955	$14,640,145	$3,610,341,100
Liabilities
Trust Certificates(3)	$–	$(42,770,000)	$–	$(42,770,000)
Total	$–	$(42,770,000)	$–	$(42,770,000)
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(972,953)	–	–	(972,953)
Total	$(972,953)	$–	$–	$(972,953)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Municipal Bonds held in the Trust.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

See Notes to Schedule of Investments.	75

Schedule of Investments (unaudited)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 98.98%

MUNICIPAL BONDS 98.98%

Corporate-Backed 15.30%
Allegheny Co IDA - US Steel	5.125%		5/1/2030	BB-	$3,990,000	$4,152,929
AR DFA - Big River Steel AMT†	4.50%		9/1/2049	Ba2	24,000,000	23,195,146
AR DFA - Big River Steel AMT†	4.75%		9/1/2049	Ba2	21,500,000	21,541,966
Beauregard Parish - Office Max	6.80%		2/1/2027	B1	5,000,000	4,999,902
Build NYC Res Corp - Pratt Paper AMT†	5.00%		1/1/2035	NR	1,450,000	1,475,078
CA Muni Fin - United Airlines AMT	4.00%		7/15/2029	B+	3,475,000	3,281,005
Calhoun Co IDA - Max Midstream AMT†	3.625%		7/1/2026	NR	12,800,000	12,300,221
Charlotte Co IDA - Babcock Ranch AMT†	4.00%		10/1/2041	NR	1,500,000	1,206,480
City of Henderson KY AMT†	4.45%		1/1/2042	NR	2,750,000	2,592,450
Downtown Doral CDD†	4.75%		12/15/2038	NR	625,000	610,675	(a)
Downtown Doral CDD†	5.00%		12/15/2048	NR	1,500,000	1,443,287
FL DFC - Waste Pro AMT†	5.00%		5/1/2029	NR	4,500,000	4,375,579
Fort Bend IDC - NRG Energy	4.75%		11/1/2042	Baa2	3,590,000	3,594,511
Greater Orlando Aviation - Jet Blue	5.00%		11/15/2036	NR	2,000,000	2,009,745
Henderson Facs - Pratt Paper AMT†	3.70%		1/1/2032	NR	4,000,000	3,844,783
Henderson Facs - Pratt Paper AMT†	4.45%		1/1/2042	NR	1,500,000	1,414,064
Hoover IDA - US Steel AMT	5.75%		10/1/2049	BB-	17,200,000	18,067,590
Hoover IDA - US Steel AMT	6.375%	#(b)	11/1/2050	BB-	1,965,000	2,221,161
Houston Arpt - United Airlines AMT	5.00%		7/1/2029	Ba3	18,325,000	18,365,135
IA Fin Auth - Alcoa	4.75%		8/1/2042	BB+	10,385,000	10,007,093
IA Fin Auth - Iowa Fertilizer Co	4.00%	#(b)	12/1/2050	BBB-	10,590,000	10,580,741
IA Fin Auth - Iowa Fertilizer Co	5.00%		12/1/2050	BBB-	15,000,000	15,230,503
IN Fin Auth - US Steel	4.125%		12/1/2026	BB-	9,250,000	9,194,419
IN Fin Auth - US Steel AMT	6.75%		5/1/2039	BB-	3,500,000	4,012,553
Jefferson Co Port Auth- JSW Steel AMT†	3.50%		12/1/2051	Ba1	13,000,000	9,186,813
LA Env Facs - Entergy	2.50%		4/1/2036	A	5,000,000	4,065,604
Maricopa Co IDA - Commercial Metals AMT†	4.00%		10/15/2047	BB+	10,335,000	8,820,913
MD EDC - Chesapeake Bay Hyatt(c)	5.00%		12/1/2016	NR	3,430,000	2,058,000
Mission Econ Dev Corp - Natgasoline AMT†	4.625%		10/1/2031	BB-	5,000,000	5,087,263
NH National Fin Auth - Covanta†	3.625%	#(b)	7/1/2043	B	1,785,000	1,448,163
NH National Fin Auth - Covanta AMT†	3.75%	#(b)	7/1/2045	B	4,725,000	3,858,446
NH National Fin Auth - Covanta AMT†	4.00%		11/1/2027	B	1,250,000	1,211,441
NH National Fin Auth - Covanta AMT†	4.875%		11/1/2042	B	12,000,000	11,312,251
Niagara Area Dev Corp - Covanta†	3.50%		11/1/2024	B	2,500,000	2,462,643

76	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Corporate-Backed (continued)
Niagara Area Dev Corp - Covanta AMT†	4.75%		11/1/2042	B		$10,000,000	$9,203,183
NJ EDA - Continental Airlines	5.25%		9/15/2029	Ba3		15,960,000	16,144,308
NJ EDA - Continental Airlines	5.50%		6/1/2033	Ba3		6,760,000	6,810,979
NY Env Facs - Casella Waste AMT†	3.125%	#(b)	12/1/2044	B		2,000,000	1,888,054
NY Liberty Dev Corp - 3 WTC†	5.15%		11/15/2034	NR		7,100,000	7,159,147
NY Liberty Dev Corp - 4 WTC	2.30%		11/15/2034	A+		1,000,000	801,084
NY Liberty Dev Corp - 4 WTC	2.50%		11/15/2036	A+		7,500,000	5,981,863
NY Trans Dev Corp - American Airlines AMT	2.25%		8/1/2026	B	(d)	6,315,000	5,920,989
NY Trans Dev Corp - American Airlines AMT	5.00%		8/1/2026	B-		3,100,000	3,084,191
NY Trans Dev Corp - American Airlines AMT	5.00%		8/1/2031	B-		21,480,000	21,386,330
NY Trans Dev Corp - American Airlines AMT	5.25%		8/1/2031	B-		7,315,000	7,623,131
NY Trans Dev Corp - American Airlines AMT	5.375%		8/1/2036	B-		6,500,000	6,924,488
NYC IDA - TRIPS	5.00%		7/1/2028	BBB+		6,135,000	6,141,798
OH Air Dev Auth - OVEC	3.25%		9/1/2029	Baa3		8,500,000	7,978,959
OH Air Quality - AMG Vanadium AMT†	5.00%		7/1/2049	B-		36,290,000	32,949,770
PA EDA - Consol Energy AMT†	9.00%	#(b)	4/1/2051	B-		4,250,000	4,874,809
PA EDA - Covanta AMT†	3.25%		8/1/2039	B		6,980,000	5,485,599
PA EDA - National Gypsum AMT	5.50%		11/1/2044	NR		1,000,000	1,003,801
Parish of St James - Nustar Logistics†	6.10%	#(b)	12/1/2040	BB-		1,250,000	1,383,502
Parish of St James - Nustar Logistics†	6.35%		7/1/2040	BB-		5,000,000	5,546,218
Parish of St James - Nustar Logistics†	6.35%		10/1/2040	BB-		7,690,000	8,530,084
Polk Co IDA - Mineral Development†	5.875%		1/1/2033	NR		7,375,000	7,610,954
Port Beaumont Nav Dis - Jefferson Rail AMT†	4.00%		1/1/2050	NR		12,590,000	10,361,165
Port Beaumont Nav Dis- Jefferson Rail AMT†	3.00%		1/1/2050	NR		9,250,000	6,069,432
Port Beaumont Nav Dis- Jefferson Rail AMT†	3.625%		1/1/2035	NR		6,765,000	5,970,635
Public Finance Authority AMT	4.00%		9/30/2051	Baa3		12,750,000	10,288,532
Public Finance Authority AMT	4.00%		3/31/2056	Baa3		8,500,000	6,683,497
Rumford Solid Waste - Office Max	6.875%		10/1/2026	B1		1,500,000	1,499,970
Spring Valley Community Infrastructure District No. 1†	3.75%		9/1/2051	NR		13,125,000	9,447,865
St James Parish - Nustar Logistics†	5.85%	#(b)	8/1/2041	BB-		1,000,000	1,045,203
Tuscaloosa IDA - Hunt Refining†	4.50%		5/1/2032	NR		3,631,625	3,276,535
Tuscaloosa IDA - Hunt Refining†	5.25%		5/1/2044	NR		26,665,000	23,889,152
UIPA Crossroads Public Infrastructure District†	4.125%		6/1/2041	NR		2,000,000	1,689,542

See Notes to Schedule of Investments.	77

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Corporate-Backed (continued)
UIPA Crossroads Public Infrastructure District†	4.375%		6/1/2052	NR	$7,500,000	$6,090,076
VA Small Bus Fing - Covanta AMT†	5.00%	#(b)	1/1/2048	B	3,150,000	3,085,489
Valparaiso Facs - Pratt Paper AMT	5.875%		1/1/2024	NR	325,000	331,371
Valparaiso Facs - Pratt Paper AMT	7.00%		1/1/2044	NR	4,000,000	4,157,060
VT EDA - Casella Waste AMT†	5.00%	#(b)	6/1/2052	B	9,000,000	8,995,691
West Pace Coop Dist(c)	9.125%		5/1/2039	NR	13,770,000	10,465,200	(a)
WI PFA - American Dream†	6.75%		12/1/2042	NR	1,000,000	903,877
WI PFA - Celanese AMT	4.30%		11/1/2030	BBB	4,215,000	4,259,204
WI PFA - Celanese AMT	5.00%		1/1/2024	BBB	6,750,000	6,921,301
WI PFA - Celanese AMT	5.00%		12/1/2025	BBB	1,950,000	2,052,682
WI PFA - Sky Harbour AMT	4.00%		7/1/2041	NR	2,500,000	2,049,903
WI PFA - Sky Harbour AMT	4.25%		7/1/2054	NR	22,000,000	16,935,882
WI PFA - TRIPS AMT	5.00%		7/1/2042	BBB+	11,000,000	11,038,516
Total						561,169,574

Education 6.45%
AZ IDA - Academy of Math & Science†	5.625%		7/1/2048	BB+	2,235,000	2,273,472
AZ IDA - Academy of Math & Science†	5.75%		7/1/2053	BB+	3,000,000	3,067,690
AZ IDA - Odyssey Prep†	5.00%		7/1/2049	BB-	2,000,000	1,900,615
AZ IDA - Odyssey Prep†	5.00%		7/1/2054	BB-	5,000,000	4,696,951
CA Muni Fin - Julian Chtr Sch†	5.625%		3/1/2045	B+	11,500,000	10,873,409	(a)
CA Muni Fin - William Jessup U	5.00%		8/1/2048	NR	8,075,000	7,487,394
Cap Trust Ed - Advantage Charter Scho	5.00%		12/15/2049	Baa3	1,360,000	1,369,029
Cap Trust Ed - Advantage Charter Scho	5.00%		12/15/2054	Baa3	705,000	708,250
Cap Trust Ed - Renaissance Charter†	5.00%		6/15/2039	NR	1,950,000	1,954,781
Cap Trust Ed - Renaissance Charter†	5.00%		6/15/2049	NR	9,815,000	9,542,944
Chicago Brd Ed	5.00%		12/1/2044	BB	4,860,000	4,947,733
Clifton Higher Ed - Intl Ldrshp Sch	5.75%		8/15/2045	NR	6,500,000	6,550,987
Columbus-Franklin Co - Ohio Dominican U	6.50%		3/1/2048	NR	5,055,000	4,247,502
Columbus-Franklin Co - Ohio Dominican U	6.50%		3/1/2053	NR	3,500,000	2,895,723
Dutchess Co LDC - Bard College†	5.00%		7/1/2045	BB+	4,000,000	4,020,903
Dutchess Co LDC - Bard College†	5.00%		7/1/2051	BB+	9,000,000	8,999,347
Farmville IDA - Longwood Univ Hsg	5.00%		1/1/2059	BBB-	6,000,000	5,862,184
FL HI Ed - Jacksonville Univ†	5.00%		6/1/2048	NR	6,400,000	6,218,643
FL HI Ed - Jacksonville Univ†	5.00%		6/1/2053	NR	6,500,000	6,252,546
Frederick Co Ed - Mount St Mary’s Univ†	5.00%		9/1/2037	BB+	1,500,000	1,514,145
Frederick Co Ed - Mount St Mary’s Univ†	5.00%		9/1/2045	BB+	12,645,000	12,490,382

78	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
IL Fin Auth - IL Inst of Tech	4.00%		9/1/2041	Baa3		$5,490,000	$4,927,476
IL Fin Auth - IL Inst of Tech	5.00%		9/1/2038	Baa3		4,885,000	5,026,539
IL Fin Auth - IL Inst of Tech	5.00%		9/1/2040	Baa3		1,750,000	1,794,416
IN Fin Auth - OVEC	4.25%		11/1/2030	Baa3		4,800,000	4,737,206
Iowa St Hi Ed- Des Moines Univ(e)	5.375%		10/1/2052	Baa1		2,000,000	2,066,402
MA DFA - Lasell Clg	4.00%		7/1/2040	BB+		3,005,000	2,638,171
MA DFA - Lasell Clg	4.00%		7/1/2045	BB+		1,755,000	1,476,499
Maricopa Co IDA - Ottawa Univ†	5.25%		10/1/2040	NR		3,000,000	3,090,746
Maricopa Co IDA - Ottawa Univ†	5.50%		10/1/2051	NR		7,915,000	8,173,512
Marietta Dev Auth - Life Univ†	5.00%		11/1/2037	Ba3		9,000,000	9,108,339
Marietta Dev Auth - Life Univ†	5.00%		11/1/2047	Ba3		8,000,000	7,999,435
Nashville Hlth & Ed - Lipscomb U	5.25%		10/1/2058	BBB		12,150,000	12,661,600
New Hope Cultural Education Facilities Finance Cor†	4.00%		8/15/2041	BB+		3,320,000	2,866,319
New Hope Cultural Education Facilities Finance Cor†	4.00%		8/15/2046	BB+		3,035,000	2,512,644
NV Dept of Bus & Ind - Somerset†	5.00%		12/15/2048	BB		1,500,000	1,486,912
NY Dorm - Touro Clg	5.25%		1/1/2034	BBB-	(d)	2,955,000	3,000,068
NY Dorm - Yeshiva(e)	5.00%		7/15/2042	BBB-		3,725,000	3,790,303
NY Dorm - Yeshiva(e)	5.00%		7/15/2050	BBB-		8,000,000	8,065,432
OH Air Dev Auth - Duke Energy AMT	4.25%	#(b)	11/1/2039	BBB		3,500,000	3,547,849
OK DFA - Oklahoma City Univ	5.00%		8/1/2049	BBB-		6,000,000	5,858,522
Phoenix IDA - Basis Schs†	5.00%		7/1/2045	BB		2,500,000	2,463,038
Phoenix IDA - Basis Schs†	5.00%		7/1/2047	BB		1,325,000	1,282,759
Phoenix IDA - Basis Schs†	5.00%		7/1/2051	BB		3,080,000	2,952,700
Public Finance Authority†	4.00%		7/1/2051	Ba1		2,870,000	2,480,365
Public Finance Authority†	4.00%		7/1/2061	Ba1		7,200,000	5,991,260
Tuscarawas Co Eco Dev - Ashland Univ	6.00%		3/1/2045	NR		5,000,000	5,064,248
Univ of Illinois (AGM)	4.00%		4/1/2037	AA		5,745,000	5,523,679
WI PFA - MN Clg of Osteopatic Med†(c)	5.50%		12/1/2048	NR		82,164	41,082
WI PFA - Wingate Univ	5.25%		10/1/2043	BBB-		2,000,000	2,021,887
WI PFA - Wingate Univ	5.25%		10/1/2048	BBB-		6,000,000	6,046,849
Total							236,570,887

Energy 0.29%
Lower AL Gas Dist - Goldman Sachs	5.00%		9/1/2034	A2		5,000,000	5,370,901
PEFA Gas - Goldman Sachs	5.00%	#(b)	9/1/2049	A3		5,000,000	5,251,472
Total							10,622,373

See Notes to Schedule of Investments.	79

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Financial Services 0.86%
Berks Co IDA - Tower Hlth	5.00%	11/1/2047	BB-	$5,675,000	$5,049,247
Berks Co IDA - Tower Hlth	5.00%	11/1/2050	BB-	23,325,000	20,522,774
MA Ed Fin Auth AMT	4.125%	7/1/2046	BBB	6,670,000	5,923,483
Total					31,495,504

General Obligation 12.11%
Academical Village CCD	3.625%	5/1/2040	NR	2,320,000	1,913,905
Academical Village CCD	4.00%	5/1/2051	NR	6,000,000	4,935,251
American Samoa GO†	5.00%	9/1/2038	Ba3	4,000,000	4,294,232
American Samoa GO	6.625%	9/1/2035	Ba3	2,100,000	2,272,971
American Samoa GO†	7.125%	9/1/2038	Ba3	7,020,000	8,193,279
Arlington ISD - Brooks Academies	5.00%	6/15/2041	NR	3,000,000	2,781,455
Arlington ISD - Brooks Academies	5.00%	6/15/2051	NR	4,230,000	3,741,761
Chicago Brd Ed	5.00%	12/1/2029	BB	5,000,000	5,208,167
Chicago Brd Ed	5.00%	12/1/2030	BB	5,170,000	5,366,923
Chicago Brd Ed	5.00%	12/1/2030	BB	5,000,000	5,257,714
Chicago Brd Ed	5.00%	12/1/2031	BB	2,500,000	2,586,124
Chicago Brd Ed	5.00%	12/1/2032	BB	2,000,000	2,063,016
Chicago Brd Ed	5.00%	12/1/2033	BB	1,500,000	1,543,746
Chicago Brd Ed	5.00%	12/1/2033	BB	9,930,000	10,281,727
Chicago Brd Ed	5.00%	12/1/2034	BB	3,000,000	3,099,307
Chicago Brd Ed	5.00%	12/1/2036	BB	1,865,000	1,919,200
Chicago Brd Ed	5.00%	12/1/2037	BB	10,100,000	10,380,260
Chicago Brd Ed	5.00%	12/1/2038	BB	5,000,000	5,126,724
Chicago Brd Ed	5.00%	12/1/2039	BB	5,575,000	5,703,490
Chicago Brd Ed	5.00%	12/1/2042	BB	11,305,000	11,306,241
Chicago Brd Ed	5.00%	12/1/2047	BB	40,440,000	40,830,569
Chicago Brd Ed	5.25%	12/1/2035	BB	7,215,000	7,310,187
Chicago Brd Ed	5.25%	12/1/2039	BB	13,410,000	13,683,780
Chicago Brd Ed	6.50%	12/1/2046	BB	5,000,000	5,403,622
Chicago Brd Ed†	6.75%	12/1/2030	BB	2,000,000	2,241,210
Chicago Brd Ed	7.00%	12/1/2044	BB	2,180,000	2,363,060
Chicago Brd Ed†	7.00%	12/1/2046	BB	6,560,000	7,302,223
Chicago GO	5.50%	1/1/2033	BBB+	3,305,000	3,415,243
Chicago GO	5.50%	1/1/2037	BBB+	1,000,000	1,030,894
Chicago GO	5.50%	1/1/2049	BBB+	7,695,000	8,077,400
Chicago GO	6.00%	1/1/2038	BBB+	18,085,000	19,429,594
Chicago O’Hare Arpt AMT	5.00%	1/1/2052	A	5,000,000	5,129,304

80	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
General Obligation (continued)
City of New Orleans LA	5.00%		12/1/2046	A+		$10,000,000	$11,026,162
Coralville GO	4.00%		5/1/2041	A-	(d)	5,000,000	4,905,510
Coralville GO	4.50%		6/1/2032	BB+		4,000,000	4,069,664
Green Valley Ranch GO	5.875%		12/1/2050	NR		5,750,000	5,576,004
IL State GO	3.50%		6/1/2029	BBB+		4,520,000	4,498,054
IL State GO	4.00%			BBB+		7,040,000	6,699,888
IL State GO	4.00%		10/1/2034	BBB+		10,070,000	9,750,879
IL State GO	4.00%		10/1/2037	BBB+		2,745,000	2,610,245
IL State GO	4.00%		3/1/2038	BBB+		1,125,000	1,063,369
IL State GO	4.00%		3/1/2040	BBB+		2,200,000	2,049,315
IL State GO	4.00%		3/1/2041	BBB+		1,300,000	1,203,692
IL State GO	4.00%		11/1/2041	BBB+		2,730,000	2,523,224
IL State GO	4.00%		11/1/2044	BBB+		2,990,000	2,706,766
IL State GO	4.25%		10/1/2045	BBB+		10,500,000	9,823,292
IL State GO	4.50%		11/1/2039	BBB+		1,230,000	1,225,771
IL State GO	5.00%		3/1/2037	BBB+		3,750,000	3,940,608
IL State GO	5.00%		3/1/2046	BBB+		13,750,000	14,128,346
IL State GO	5.50%		5/1/2030	BBB+		9,545,000	10,558,745
IL State GO	5.50%		5/1/2039	BBB+		8,280,000	8,886,725
IL State GO	5.50%		3/1/2042	BBB+		5,250,000	5,708,610
IL State GO	5.50%		3/1/2047	BBB+		4,250,000	4,614,282
IL State GO	5.75%		5/1/2045	BBB+		1,000,000	1,089,150
International Center Met Dist	5.875%		12/1/2046	NR		6,500,000	6,506,310
ME Fin Auth - Casella Waste AMT†	4.375%	#(b)	8/1/2035	B		1,250,000	1,245,171
MI Strategic Fund - I-75 AMT (AGM)	4.25%		12/31/2038	AA		2,000,000	1,921,817
New Haven GO	5.50%		8/1/2033	BBB+		1,000,000	1,116,781
New Haven GO	5.50%		8/1/2035	BBB+		660,000	732,749
New Haven GO	5.50%		8/1/2037	BBB+		1,280,000	1,409,615
NJ Trans Trust Fund	Zero Coupon		12/15/2029	BBB+		18,840,000	14,134,392
PR Comwlth GO	Zero Coupon		7/1/2024	NR		882,453	808,099
PR Comwlth GO	Zero Coupon		7/1/2033	NR		96,439	54,311
PR Comwlth GO	Zero Coupon	#(b)	11/1/2043	NR		20,564,047	10,256,318
PR Comwlth GO	4.00%		7/1/2033	NR		239,233	219,764
PR Comwlth GO	4.00%		7/1/2035	NR		122,318	109,867
PR Comwlth GO	4.00%		7/1/2037	NR		86,075	76,403
PR Comwlth GO	4.00%		7/1/2046	NR		17,273,148	14,554,918
PR Comwlth GO	5.25%		7/1/2023	NR		2,973,728	3,028,486
PR Comwlth GO	5.375%		7/1/2025	NR		11,049,896	11,482,401

See Notes to Schedule of Investments.	81

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
PR Comwlth GO	5.625%		7/1/2027	NR	$7,655,130	$8,153,891
PR Comwlth GO	5.625%		7/1/2029	NR	2,865,493	3,082,199
PR Comwlth GO	5.75%		7/1/2031	NR	2,783,229	3,045,928
Scranton GO†	5.00%		9/1/2028	BB+	500,000	521,777
Scranton GO†	5.00%		9/1/2029	BB+	1,000,000	1,039,411
Scranton GO	5.00%		11/15/2032	BB+	5,830,000	5,900,865
WI PFA - American Dream†	7.00%		12/1/2050	NR	24,050,000	21,839,791
Total						444,092,144

Health Care 15.13%
Antelope Valley Hlth	5.00%		3/1/2041	BBB	4,000,000	4,057,703
Antelope Valley Hlth	5.00%		3/1/2046	BBB	3,300,000	3,332,108
Antelope Valley Hlth	5.25%		3/1/2036	BBB	1,000,000	1,038,442
Appalachian Regl Hlth	4.00%		7/1/2051	BBB	1,675,000	1,446,026
Appalachian Regl Hlth	4.00%		7/1/2056	BBB	1,125,000	951,796
AR DFA - CARTI	3.125%		7/1/2036	NR	915,000	752,148
AR DFA - CARTI	3.50%		7/1/2046	NR	2,460,000	1,839,974
AR DFA - CARTI	4.00%		7/1/2052	NR	1,410,000	1,147,190
AR DFA - CARTI	4.25%		7/1/2041	NR	1,755,000	1,607,866
Atlanta Dev Auth - Georgia Proton	6.00%		1/1/2023	NR	2,000,000	1,060,000
Atlanta Dev Auth - Georgia Proton	6.75%		1/1/2035	NR	1,500,000	795,000
Atlanta Dev Auth - Georgia Proton	7.00%		1/1/2040	NR	8,000,000	4,240,000
Berks Co IDA - Tower Hlth	4.00%		11/1/2047	BB-	14,625,000	11,043,763
Berks Co IDA - Tower Hlth	4.00%		11/1/2050	BB-	6,000,000	4,416,613
Berks Co IDA - Tower Hlth	5.00%	#(b)	2/1/2040	BB-	3,235,000	3,176,772
Berks Co IDA - Tower Hlth	5.00%	#(b)	2/1/2040	BB-	4,005,000	3,825,104
Blaine Sr Hsg & Hlthcare - Crest View	6.125%		7/1/2050	NR	5,000,000	3,680,891
Bucks Co IDA - Grand View Hosp	4.00%		7/1/2046	BB+	10,590,000	8,165,295
Bucks Co IDA - Grand View Hosp	4.00%		7/1/2051	BB+	10,250,000	7,655,933
Bucks Co IDA - Grand View Hosp	5.00%		7/1/2054	BB+	5,500,000	5,183,129
CA Muni Fin - Cmnty Hlth Ctr†	5.00%		12/1/2046	NR	1,490,000	1,519,093
CA Stwde - Daughters of Charity	5.50%		7/1/2039	NR	456,781	429,374
CA Stwde - Daughters of Charity	5.75%		7/1/2024	NR	111,847	105,137
CA Stwde - Daughters of Charity	5.75%		7/1/2035	NR	223,695	210,273
CA Stwde - Eskaton Pptys	5.25%		11/15/2034	BBB-	1,640,000	1,642,536
CA Stwde - Loma Linda Univ Med Ctr†	5.00%		12/1/2041	BB-	3,425,000	3,425,411
CA Stwde - Loma Linda Univ Med Ctr	5.25%		12/1/2044	BB-	8,805,000	8,846,233
CA Stwde - Loma Linda Univ Med Ctr†	5.25%		12/1/2056	BB-	11,560,000	11,616,345

82	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
CA Stwde - Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB-		$13,205,000	$13,364,363
CA Stwde - Loma Linda Univ Med Ctr†	5.50%	12/1/2058	BB-		17,750,000	17,874,016
Cape Girardeau IDA - Southeast Hlth	4.00%	3/1/2041	BBB-		3,700,000	3,250,032
Chester Co Hlth & Ed - Immaculata Univ	5.00%	11/1/2037	BB-	(d)	4,000,000	3,486,211
Chester Co Hlth & Ed - Immaculata Univ	5.00%	11/1/2046	BB-	(d)	4,100,000	3,331,735
Clackamas Co Hosp - Rose Villa	5.375%	11/15/2055	NR		1,500,000	1,436,092
CO Hlth - Jefferson Met Ctr #1	5.75%	12/15/2050	NR		9,915,000	9,602,649
Crawford Hsp Auth - Meadville Med	6.00%	6/1/2046	NR		2,225,000	2,299,327
Crawford Hsp Auth - Meadville Med	6.00%	6/1/2051	NR		2,600,000	2,681,147
Cuyahoga Co Hsp - Metrohealth	5.00%	2/15/2057	BBB-		5,750,000	5,759,234
Cuyahoga Co Hsp - Metrohealth	5.50%	2/15/2052	BBB-		8,175,000	8,439,680
Cuyahoga Co Hsp - Metrohealth	5.50%	2/15/2057	BBB-		4,900,000	5,058,646
Denver Hlth & Hsp Auth	5.25%	12/1/2045	BBB		3,700,000	3,740,809
Duluth Econ Dev Auth - Essentia Health	5.25%	2/15/2058	A-		18,000,000	18,698,782
Duluth EDA - Essentia Hlth	5.00%	2/15/2053	A-		5,000,000	5,157,706
Duluth EDA - St Lukes Hsp	5.25%	6/15/2052	BBB-		5,000,000	5,128,657
Floyd Co Dev Auth - Spires Berry College	6.50%	12/1/2053	NR		5,750,000	5,448,747
Franklin Hlth - Provision Proton†(c)	7.50%	6/1/2047	NR		7,635,000	2,061,450
Fruita CO Hlth - Canyons Hosp & Med Centr†	5.375%	1/1/2033	NR		3,400,000	3,445,497
Fruita CO Hlth - Canyons Hosp & Med Centr†	5.50%	1/1/2048	NR		11,000,000	10,821,136
Fulton Co - Canterbury Court†	5.00%	4/1/2047	NR		5,000,000	4,550,725
Fulton Co - Canterbury Court†	5.00%	4/1/2054	NR		2,000,000	1,768,895
Fulton Co Med Ctr	5.00%	7/1/2046	NR		4,450,000	4,471,468
Fulton Co Med Ctr	5.00%	7/1/2051	NR		5,000,000	5,013,083	(a)
Gainesville & Hall Co Hsp–NE GA Hlth GTD	5.50%	8/15/2054	AA		3,600,000	3,909,995
Glendale IDA - Beatitudes	5.00%	11/15/2036	NR		1,500,000	1,417,551
Glendale IDA - Beatitudes	5.00%	11/15/2040	NR		3,000,000	2,756,238
Glendale IDA - Beatitudes	5.00%	11/15/2045	NR		1,400,000	1,241,241
Glendale IDA - Beatitudes	5.00%	11/15/2053	NR		6,000,000	5,171,212
Guadalupe Co - Seguin City Hsp	5.00%	12/1/2040	BB		4,880,000	4,899,615
Guadalupe Co - Seguin City Hsp	5.00%	12/1/2045	BB		910,000	908,872
Harris Co Cultural Ed - Brazos	5.125%	1/1/2048	BBB-	(d)	1,655,000	1,538,370
Holmes Co Hsp - Doctors Mem Hsp(c)	5.75%	11/1/2026	NR		3,760,000	3,570,212
Holmes Co Hsp - Doctors Mem Hsp	6.00%	11/1/2038	NR		7,115,000	6,726,338	(a)
Howard Co Retmt Cmnty - Vantage House	5.00%	4/1/2044	NR		2,955,000	2,494,030
Howard Co Retmt Cmnty - Vantage House	5.00%	4/1/2046	NR		7,000,000	5,833,598
IL Fin Auth - Univ of Illinois Hlth	4.00%	10/1/2040	BBB+		1,035,000	941,075
IL Fin Auth - Univ of Illinois Hlth	4.00%	10/1/2055	BBB+		2,780,000	2,353,642

See Notes to Schedule of Investments.	83

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
King Co Pub Hsp - Snoqualmie Vly Hsp	6.25%	12/1/2045	NR		$4,000,000	$4,131,986
Kirkwood IDA - Aberdeen Hts	5.25%	5/15/2042	BB-	(d)	1,750,000	1,647,055
Kirkwood IDA - Aberdeen Hts	5.25%	5/15/2050	BB-	(d)	5,250,000	4,772,373
KY EDFA - Masonic Homes	5.375%	11/15/2032	NR		1,100,000	1,049,879
LA Env Facs - St James Place	6.25%	11/15/2045	NR		6,100,000	6,103,063
MA DFA - Ascentria Care†	5.00%	7/1/2041	NR		3,500,000	3,056,230
MA DFA - Ascentria Care†	5.00%	7/1/2051	NR		5,625,000	4,624,369
MA DFA - Ascentria Care†	5.00%	7/1/2056	NR		2,310,000	1,850,706
MA DFA - Atrius Hlth	4.00%	6/1/2049	BBB		5,885,000	6,367,817
Magnolia West CDD	5.35%	5/1/2037	NR		225,000	226,332
MD Hlth & HI Ed - Doctors	5.00%	7/1/2038	A3		7,275,000	7,570,816
Montgomery Co IDA - Einstein Hlthcare	5.25%	1/15/2045	NR		10,000,000	10,712,229
Montgomery Co IDA - Whitemarsh	5.375%	1/1/2050	NR		4,985,000	4,997,023
Moon IDC - Baptist Homes	6.00%	7/1/2045	NR		9,250,000	8,506,034
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2033	BB+		2,765,000	2,770,557
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2044	BB+		13,690,000	13,460,838
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2048	BB+		7,000,000	6,792,325
NH Nat Fin Auth - Ascentria Care†	5.00%	7/1/2041	NR		1,885,000	1,712,779
NH Nat Fin Auth - Ascentria Care†	5.00%	7/1/2051	NR		3,225,000	2,753,037
NH Nat Fin Auth - Ascentria Care†	5.00%	7/1/2056	NR		1,910,000	1,591,370
Niagara Area Dev Corp - Catholic Hlth	5.00%	7/1/2052	BB+		8,545,000	7,980,888
NJ EDA - Bancroft Neuro	5.00%	6/1/2036	NR		1,500,000	1,514,755
NM Hsp - Gerald Champion	5.50%	7/1/2042	A		5,625,000	5,637,426
NY Dorm - Catholic Hlth	4.00%	7/1/2045	BB+		2,000,000	1,537,636
Oconee Co IDA - Presby Village	6.25%	12/1/2048	NR		2,000,000	1,497,647
Oconee Co IDA - Presby Village	6.375%	12/1/2053	NR		3,000,000	2,243,197
OK DFA - OU Med	5.25%	8/15/2048	Ba2		2,250,000	2,028,126
OK DFA - OU Med	5.50%	8/15/2052	BB-		12,580,000	11,758,354
Oroville - Oroville Hsp	5.25%	4/1/2039	B+		2,060,000	2,104,545
Oroville - Oroville Hsp	5.25%	4/1/2049	B+		9,985,000	10,039,074
Oroville - Oroville Hsp	5.25%	4/1/2054	B+		14,940,000	14,690,862
PA Hosp Auth - Doylestown	4.00%	7/1/2045	BB		4,375,000	3,430,168
PA Hosp Auth - Doylestown	5.00%	7/1/2049	BB		2,375,000	2,199,918
Palomar Hlth	5.00%	11/1/2039	BBB		2,525,000	2,598,067
Philadelphia IDA - Gtr Philadelphia Hlth	6.50%	6/1/2045	NR		2,485,000	2,492,602
Philadelphia IDA - Gtr Philadelphia Hlth	6.625%	6/1/2050	NR		3,415,000	3,429,438
RI Hlth & Ed - Care New England	5.00%	9/1/2036	B+		7,000,000	7,222,190
SC Jobs EDA - Hampton Regl Med	5.00%	11/1/2042	NR		3,815,000	3,886,409

84	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
SC Jobs EDA - Hampton Regl Med	5.00%	11/1/2046	NR		$6,070,000	$6,152,956
SC Jobs EDA- Green Charter Schools†	4.00%	6/1/2036	NR		1,000,000	870,504
SC Jobs EDA- Green Charter Schools†	4.00%	6/1/2046	NR		1,250,000	990,967
SE Port Auth - Memorial Hlth	5.50%	12/1/2043	BB-	(d)	5,025,000	5,120,704
SE Port Auth - Memorial Hlth	6.00%	12/1/2042	BB-	(d)	1,660,000	1,670,430
Shelby Co - Farms at Bailey Station	5.75%	10/1/2059	NR		10,000,000	9,172,594
Tulsa Co Industrial Auth - Montereau	5.25%	11/15/2045	BBB-	(d)	2,750,000	2,809,020
Upper San Juan Hlth Dist	6.00%	6/1/2041	NR		2,225,000	2,229,809
Upper San Juan Hlth Dist	6.125%	6/1/2046	NR		3,015,000	3,010,919
VA Small Bus Fing - NTL Senior Lvg	3.375%	1/1/2051	A	(d)	5,390,000	4,349,870
WA HFC - Rockwood†	6.00%	1/1/2024	NR		470,000	475,011
Ward Co Hlth - Trinity Hlth	5.00%	6/1/2053	BBB-		8,750,000	8,838,983
WI Hlth & Ed - American Baptist	5.00%	8/1/2039	NR		1,625,000	1,415,117
WI Hlth & Ed - Sauk-Prarie Mem Hsp	5.375%	2/1/2048	Ba3		4,000,000	4,022,332
WI Hlth & Ed - St. Camillus	5.00%	11/1/2039	NR		1,000,000	968,397
WI Hlth & Ed - St. Camillus	5.00%	11/1/2046	NR		1,100,000	1,028,034
WI PFA - Alabama Proton†	6.85%	10/1/2047	NR		3,000,000	2,514,029
WI PFA - Bancroft Neuro†	4.625%	6/1/2036	NR		4,330,000	4,185,330
WI PFA - Bancroft Neuro†	5.125%	6/1/2048	NR		6,900,000	6,826,458
WI PFA - Carson Valley Med Center	4.00%	12/1/2041	BB+		1,500,000	1,332,086
WI PFA - Cone Health	5.00%	10/1/2052	AA	(d)	8,750,000	9,297,668
WI PFA - Delray Beach Radiation†	6.85%	11/1/2046	NR		2,000,000	1,556,165	(a)
WI PFA - Mary’s Woods†	5.25%	5/15/2052	BB	(d)	2,300,000	2,070,320
WI PFA - Rose Villa†	5.75%	11/15/2044	NR		2,035,000	2,052,678
Wilson Co Hsp	5.60%	9/1/2036	NR		3,530,000	2,929,619	(a)
Total						554,740,351

Housing 3.64%
AZ IDA - NCCU Prop Student Hsg (BAM)	5.00%	6/1/2058	AA		2,500,000	2,661,983
CA Cmty Hsg - Sausalito†	3.00%	2/1/2057	NR		12,895,000	9,336,960
CA Cmty Hsg - Sausalito†	4.00%	2/1/2050	NR		11,500,000	8,943,897
CA Cmty Hsg - The Arbors†	5.00%	8/1/2050	NR		9,000,000	8,251,784
CA HFA - MFH	3.25%	8/20/2036	BBB		19,329,813	17,619,482
CA HFA - MFH	4.25%	1/15/2035	BBB+		3,401,272	3,356,137
CA Muni Fin - Caritas Affordable Hsg	5.25%	8/15/2039	A-		550,000	561,432
CEDA - Provident Student Hsg	5.00%	8/1/2057	Baa3		1,885,000	1,883,652
CMFA Special Finance Agency†	4.00%	12/1/2045	NR		5,000,000	3,897,921

See Notes to Schedule of Investments.	85

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
CSCDA - Jefferson-Anaheim†	3.125%	8/1/2056	NR	$9,500,000	$6,877,182
CSCDA - Mezzanine Lien†	4.00%	6/1/2057	NR	5,000,000	3,595,457
CSCDA - Orange†	3.00%	3/1/2057	NR	10,000,000	7,240,608
CSCDA - Parallel-Anaheim†	4.00%	8/1/2056	NR	7,450,000	6,121,478
CSCDA - Pasadena†	4.00%	12/1/2056	NR	15,000,000	11,336,119
CSCDA - Senior Lien†	3.00%	6/1/2047	NR	15,500,000	11,470,733
CSCDA - Waterscape†	4.00%	9/1/2046	NR	2,250,000	1,758,868
LA Pub Facs Auth - Provident LSU	5.00%	7/1/2059	A3	2,915,000	2,994,520
MI HDA	3.60%	10/1/2060	AA	6,330,000	5,335,770
NH National Fin Auth - Hsg Sec	4.375%	9/20/2036	NR	5,500,000	5,281,631	(a)
Roanoke Co EDA - Richfield Living	5.25%	9/1/2049	NR	15,000,000	11,039,638
Roanoke Co EDA - Richfield Living	5.375%	9/1/2054	NR	5,500,000	4,035,499
Total					133,600,751

Lease Obligations 1.70%
Met Pier & Expo Auth - McCormick Place (NPFGC)(FGIC)	Zero Coupon	6/15/2037	A-	8,650,000	4,418,166
Met Pier & Expo Auth - McCormick Place (NPFGC)(FGIC)	5.50%	6/15/2029	A-	3,000,000	3,259,283
NJ EDA - Bldgs	5.00%	6/15/2047	A3	5,450,000	5,639,969
NJ EDA - Goethals Brdg AMT	5.375%	1/1/2043	BBB+	1,175,000	1,194,080
NJ EDA - Goethals Brdg AMT	5.625%	1/1/2052	BBB+	5,000,000	5,088,048
NJ EDA - Sch Facs	5.00%	6/15/2042	A3	2,000,000	2,074,510
NJ EDA - Sch Facs	5.00%	6/15/2043	A3	5,000,000	5,191,680
NJ EDA - Sch Facs	5.50%	6/15/2029	A3	3,575,000	4,065,217
NJ EDA - State House	5.00%	6/15/2043	A3	3,800,000	3,945,677
NJ Trans Trust Fund	Zero Coupon	12/15/2034	A3	13,420,000	7,786,840
NJ Trans Trust Fund	Zero Coupon	12/15/2038	A3	15,405,000	7,140,878
NJ Trans Trust Fund	4.00%	12/15/2039	A3	2,900,000	2,838,208
NJ Trans Trust Fund	5.00%	12/15/2035	A3	3,250,000	3,420,331
PR Pub Fin Corp(c)	5.50%	8/1/2031	NR	12,250,000	520,636
St Louis Fin Corp - Convention Center (AGM)	5.00%	10/1/2045	AA	2,500,000	2,730,947
St Louis Fin Corp - Convention Center (AGM)	5.00%	10/1/2049	AA	2,625,000	2,857,051
Total					62,171,521

86	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue 6.60%
Arlington HI Ed Fin Corp - Arlington Classics	5.00%	8/15/2045	BBB-	$2,250,000	$2,271,614
Arlington Hi Ed Fin Corp - Newman Intl Aca	5.00%	8/15/2051	NR	1,500,000	1,337,950
Arlington Hi Ed Fin Corp - Newman Intl Acad	5.00%	8/15/2041	NR	900,000	849,169
Arlington Hi Ed Fin Corp - Newman Intl Acad	5.50%	8/15/2046	NR	5,000,000	5,008,778
AZ IDA - American Charter Sch†	6.00%	7/1/2047	BB+	2,460,000	2,573,346
AZ IDA - Odyssey Prep†	5.50%	7/1/2052	BB-	750,000	755,516
Build NYC Res Corp - Hellenic Charter†	5.00%	12/1/2041	NR	1,200,000	1,199,884
Build NYC Res Corp - Hellenic Charter†	5.00%	12/1/2051	NR	1,650,000	1,607,686
Build NYC Res Corp - Hellenic Charter†	5.00%	12/1/2055	NR	1,000,000	965,280
Build NYC Res Corp - Shefa School†	5.00%	6/15/2051	NR	9,410,000	9,381,149
CA Sch Fin Auth - Kipp LA	5.125%	7/1/2044	BBB	2,390,000	2,428,164
Cap Trust Agy - Edu Growth Chtr Sch†	5.00%	7/1/2056	NR	28,250,000	26,169,300
Cap Trust Agy - Franklin Academy†	5.00%	12/15/2040	NR	3,640,000	3,566,882
Cap Trust Agy - Franklin Academy†	5.00%	12/15/2050	NR	6,250,000	5,905,858
Cap Trust Agy - Franklin Academy†	5.00%	12/15/2055	NR	5,690,000	5,314,317
Chester Co IDA - Collegium Charter Sch	5.125%	10/15/2037	BB	1,000,000	1,014,507
Chester Co IDA - Collegium Charter Sch	5.25%	10/15/2047	BB	2,500,000	2,513,417
Chester Co IDA - Collegium Charter Sch	5.375%	10/15/2042	BB	5,000,000	5,014,468
Cleveland Co Port Auth - Playhouse Sq	5.25%	12/1/2038	BB+	1,400,000	1,444,446
Cleveland Co Port Auth - Playhouse Sq	5.50%	12/1/2043	BB+	1,850,000	1,915,442
Cleveland Co Port Auth - Playhouse Sq	5.50%	12/1/2053	BB+	11,485,000	11,795,863
Clifton Higher Ed - IDEA Pub Schs	6.00%	8/15/2043	A-	1,000,000	1,025,185
Clifton Higher Ed - Intl Ldrshp Sch	6.125%	8/15/2048	NR	22,025,000	22,462,549
FL DFC - FL Charter Foundation†	5.00%	7/15/2046	NR	4,000,000	3,877,563
FL DFC - Mater Admy	5.00%	6/15/2050	BBB	2,140,000	2,159,039
FL DFC - Mater Admy	5.00%	6/15/2055	BBB	1,600,000	1,606,951
FL DFC - Palm Bay Admy†	Zero Coupon	5/15/2037	NR	1,220,000	244,000
FL DFC - Palm Bay Admy†	Zero Coupon	5/15/2037	NR	940,000	9
FL DFC - Palm Bay Admy†	6.375%	5/15/2037	NR	2,620,000	2,292,465
FL DFC - Renaissance Chtr Sch†	6.125%	6/15/2046	NR	5,000,000	5,176,956
FL DFC - Renaissance Chtr Sch 2020†	5.00%	9/15/2040	NR	1,050,000	1,056,602
FL DFC - Renaissance Chtr Sch 2020†	5.00%	9/15/2050	NR	2,200,000	2,170,365
Florence Twn IDA - Legacy Trad Sch	6.00%	7/1/2043	BB+	3,250,000	3,382,501
GA World Congress - Convention Ctr Hotel†	5.00%	1/1/2054	NR	17,920,000	15,398,966

See Notes to Schedule of Investments.	87

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
IL Fin Auth - Acero Charter†	4.00%	10/1/2034	BB+	$440,000	$402,324
IL Fin Auth - Acero Charter†	4.00%	10/1/2035	BB+	1,155,000	1,048,243
IL Fin Auth - Acero Charter†	4.00%	10/1/2042	BB+	2,250,000	1,922,833
Jefferson Parish Econ Dev Dist - Kenner†	5.50%	6/15/2038	NR	3,200,000	3,256,620
Jefferson Parish Econ Dev Dist - Kenner†	5.625%	6/15/2048	NR	4,350,000	4,392,446
Main St Nat Gas - Macquarie	5.00%	5/15/2043	A3	1,900,000	1,966,573
Main St Nat Gas - Macquarie	5.00%	5/15/2049	A3	14,585,000	15,365,569
Maricopa Co IDA - Legacy Schools†	5.00%	7/1/2049	BB+	2,335,000	2,267,646
Maricopa Co IDA - Legacy Schools†	5.00%	7/1/2054	BB+	1,465,000	1,408,873
Maricopa Co IDA - Paradise Schools†	5.00%	7/1/2047	BB+	4,000,000	3,872,480
MD EDC - Chesapeake Bay Hyatt(c)	5.00%	12/1/2031	NR	10,700,000	6,420,000
MD EDC - Chesapeake Bay Hyatt(c)	5.25%	12/1/2031	NR	3,000,000	1,800,000
MI Fin Auth - Bradford Admy	4.30%	9/1/2030	NR	1,090,000	1,000,852
MI Fin Auth - Bradford Admy	4.80%	9/1/2040	NR	1,845,000	1,594,667
MI Fin Auth - Bradford Admy	5.00%	9/1/2050	NR	3,010,000	2,510,721
MI Pub Ed - Crescent Admy	7.00%	10/1/2036	NR	640,000	640,411
Middlesex Co Impt Auth - Heldrich Ctr	6.125%	1/1/2025	NR	2,790,000	55,800
Middlesex Co Impt Auth - Heldrich Ctr	6.25%	1/1/2037	NR	5,755,000	115,100
Phoenix IDA - Basis Schs†	5.00%	7/1/2046	BB	2,000,000	1,967,051
Pima Co IDA - Edkey Chtr Sch†	5.00%	7/1/2049	NR	6,000,000	5,399,012
Pima Co IDA - Edkey Chtr Sch†	5.00%	7/1/2055	NR	4,000,000	3,530,073
Plymouth Ed Ctr Charter Sch	5.375%	11/1/2030	D	1,425,000	869,250
UT Charter Sch - Freedom Academy†	5.00%	6/15/2041	NR	1,020,000	990,785
UT Charter Sch - Freedom Academy†	5.00%	6/15/2052	NR	1,300,000	1,214,071
UT Charter Sch - Freedom Academy†	5.375%	6/15/2048	NR	5,150,000	5,184,220
WA Convention Ctr	4.00%	7/1/2058	Baa3	11,290,000	9,530,421
Washington St Convention Ctr Pub Facs	4.00%	7/1/2031	NR	9,965,000	9,532,116
Total					242,144,344

Special Tax 5.69%
Allentown Neighborhood Impt†	5.00%	5/1/2032	Ba3	2,425,000	2,464,271
Allentown Neighborhood Impt†	5.375%	5/1/2042	NR	5,500,000	5,587,118
Allentown Neighborhood Impt - City Center†	5.25%	5/1/2042	NR	3,250,000	3,269,580
Allentown Neighborhood Impt - Wtrfrnt Proj†	6.00%	5/1/2042	NR	11,680,000	12,190,650
Anne Arundel Co Spl Tax - Vlgs Two Rivers	5.125%	7/1/2036	NR	1,030,000	1,035,496
Anne Arundel Co Spl Tax - Vlgs Two Rivers	5.25%	7/1/2044	NR	2,150,000	2,161,653
Arborwood CDD	6.90%	5/1/2036	NR	635,000	617,326	(a)
Arborwood CDD	6.90%	5/1/2036	NR	50,000	47,935	(a)

88	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
Atlanta Urban Redevelopment Agency†	3.625%	7/1/2042	NR	$1,875,000	$1,578,859
Atlanta Urban Redevelopment Agency†	3.875%	7/1/2051	NR	3,330,000	2,720,242
Berkeley Co - Nexton Imp Dist	4.25%	11/1/2040	NR	2,250,000	2,135,531
Berkeley Co - Nexton Imp Dist	4.375%	11/1/2049	NR	1,500,000	1,414,203
Brighton Crossing Met Dist #6	5.00%	12/1/2050	NR	2,340,000	2,098,651
Celebration Pointe CDD	3.375%	5/1/2041	NR	1,000,000	772,953
Celebration Pointe CDD	4.00%	5/1/2053	NR	1,000,000	816,333
Celebration Pointe CDD†	5.00%	5/1/2048	NR	6,555,000	6,502,983
Charlotte Co IDA - Babcock Ranch	5.00%	5/1/2042	NR	4,000,000	3,882,912
Charlotte Co IDA - Babcock Ranch	5.00%	5/1/2053	NR	4,000,000	3,762,584
Cleveland Co Port Auth - Flats Bank East†	4.00%	12/1/2055	BB	5,000,000	3,974,063
Cleveland Co Port Auth - Flats Bank East†	4.50%	12/1/2055	NR	3,950,000	3,286,213
CO Rocky Mtn Rail Park Met Dist†	5.00%	12/1/2041	NR	2,000,000	1,750,558
CO Rocky Mtn Rail Park Met Dist†	5.00%	12/1/2051	NR	6,520,000	5,384,382
Denver Intl Business Ctr Met Dist #1	6.00%	12/1/2048	NR	2,300,000	2,304,433
Frederick Co - Jefferson Technology Park†	4.625%	7/1/2043	NR	2,155,000	2,075,414
Frederick Co - Urbana CDA	4.00%	7/1/2050	NR	3,755,000	3,243,204
Grandview IDA - Grandview Crossing(c)	5.75%	12/1/2028	NR	1,000,000	300,000	(a)
Inland Valley Redev Agy	5.25%	9/1/2037	A	3,375,000	3,486,852
Miami World Ctr CDD	5.25%	11/1/2049	NR	4,500,000	4,524,532
MIDA - Military Village	4.00%	6/1/2041	NR	1,250,000	1,019,780
MIDA Mount Village PID†	4.00%	8/1/2050	NR	8,500,000	6,606,787
MIDA Mount Village PID	4.25%	8/1/2035	NR	3,290,000	3,160,156
MIDA Mount Village PID	4.50%	8/1/2040	NR	1,250,000	1,183,959
MIDA Mount Village PID	5.00%	8/1/2050	NR	6,500,000	6,158,862
Military Installation Development Authority	4.00%	6/1/2052	NR	9,735,000	7,107,337
North Las Vegas Improv Dist - Vall	4.50%	6/1/2039	NR	480,000	467,255
North Las Vegas Improv Dist - Vall	4.625%	6/1/2043	NR	480,000	461,542
North Las Vegas Improv Dist - Vall	4.625%	6/1/2049	NR	730,000	684,755
North Range Met Dist	5.00%	12/1/2040	NR	2,000,000	1,934,215
North Range Met Dist	5.25%	12/1/2050	NR	5,000,000	4,651,817
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2037	NR	750,000	759,011
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2046	NR	5,000,000	5,003,041
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2046	NR	2,850,000	2,837,880
NYC IDA - Yankee Stadium	4.00%	3/1/2045	Baa1	3,600,000	3,303,205
PA COP	4.00%	7/1/2046	A	3,175,000	2,994,563
Peninsula Town Center†	5.00%	9/1/2037	NR	875,000	833,024
Peninsula Town Center†	5.00%	9/1/2045	NR	2,250,000	2,084,658

See Notes to Schedule of Investments.	89

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
Prairie Ctr Met Dist #3†	5.00%	12/15/2041	NR	$3,475,000	$3,311,230
Prince George Co Spl Ob†	5.00%	7/1/2046	NR	5,000,000	5,070,195
Prince George Co Spl Ob - Westphalia†	5.125%	7/1/2039	NR	1,100,000	1,088,314
Prince George Co Spl Ob - Westphalia†	5.25%	7/1/2048	NR	5,125,000	5,048,506
River Islands PFA - CFD 2003	5.50%	9/1/2045	NR	6,905,000	7,053,132
River Islands PFA - CFD 2003	5.50%	9/1/2045	NR	2,925,000	2,987,515
Scranton RDA GTD	5.00%	11/15/2028	BB+	5,000,000	4,885,314
SF Spl Tax - Mission Rock Dist†	4.00%	9/1/2046	NR	2,475,000	2,178,928
St Louis IDA - Ballpark Vlg	4.375%	11/15/2035	NR	3,500,000	2,973,586
St Louis IDA - Ballpark Vlg	4.75%	11/15/2047	NR	4,875,000	3,953,580
St. Charles - Noah’s Ark CID	3.00%	5/1/2030	NR	725,000	648,333
St. Charles - Noah’s Ark CID	3.125%	5/1/2035	NR	500,000	416,178
Stone Canyon CID(c)	5.70%	4/1/2022	NR	1,485,000	386,100
Tahoe Douglas Visitors Auth	5.00%	7/1/2045	NR	2,800,000	2,805,701
Tahoe Douglas Visitors Auth	5.00%	7/1/2051	NR	4,000,000	3,977,682
Tern Bay CDD	5.375%	5/1/2037	NR	370,000	370,047
Village CDD #10	6.00%	5/1/2044	NR	820,000	831,617
Village CDD #12†	4.25%	5/1/2043	NR	6,960,000	6,815,437
Village CDD #12†	4.375%	5/1/2050	NR	2,780,000	2,716,646
Village CDD #13	3.00%	5/1/2041	NR	1,250,000	965,312
Village CDD #13	3.25%	5/1/2052	NR	4,250,000	3,167,298
Village Met Dist - Avon	5.00%	12/1/2040	NR	2,000,000	1,969,172
Village Met Dist - Avon	5.00%	12/1/2049	NR	4,085,000	3,948,798
West Villages Impr Dist - #7	4.75%	5/1/2039	NR	1,750,000	1,709,026
West Villages Impr Dist - #7	5.00%	5/1/2050	NR	3,090,000	2,977,427
Westerly Met Dist - Weld Co	Zero Coupon	12/1/2050	NR	1,000,000	788,658	(a)
Westerly Met Dist - Weld Co	5.00%	12/1/2040	NR	955,000	870,320
Total					208,554,830

Tax Revenue 4.04%
American Samoa GO†	6.50%	9/1/2028	Ba3	2,750,000	3,079,501
Guam - Business Privilege Tax	4.00%	1/1/2036	Ba1	6,860,000	6,331,871
Guam - Business Privilege Tax	4.00%	1/1/2042	Ba1	2,000,000	1,771,472
Met Pier & Expo Auth - McCormick Place	5.00%	6/15/2053	A-	6,045,000	6,072,893
Met Pier & Expo Auth - McCormick Place CR (AGM)	Zero Coupon	12/15/2052	AA	5,250,000	1,199,213

90	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
Met Pier & Expo Auth - McCormick Place	5.50%	6/15/2053	A-	$9,150,000	$9,344,477
Met Pier & Expo Auth - McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2036	Baa2	10,000,000	5,251,869
Met Pier & Expo Auth - McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2037	A-	10,000,000	4,971,604
Monongalia Co - Econ Op Dev Dist†	4.125%	6/1/2043	NR	2,250,000	2,009,836
Monongalia Co - Econ Op Dev Dist†	4.875%	6/1/2043	NR	3,430,000	3,029,399
NY Dorm - PIT	3.00%	3/15/2042	Aa1	7,915,000	6,595,725
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	1,066,000	804,683
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	5,283,000	3,183,758
PR Corp Sales Tax	4.536%	7/1/2053	NR	477,000	446,343
PR Corp Sales Tax	4.55%	7/1/2040	NR	8,719,000	8,420,408
PR Corp Sales Tax	4.75%	7/1/2053	NR	36,831,000	35,479,844
PR Corp Sales Tax	5.00%	7/1/2058	NR	36,922,000	36,385,878
Reno - ReTRAC-Reno Trans†	Zero Coupon	7/1/2058	NR	18,500,000	1,782,562
Sparks - Legends at Sparks Marina†	2.50%	6/15/2024	Ba2	170,000	164,501
Sparks - Legends at Sparks Marina†	2.75%	6/15/2028	Ba2	750,000	672,911
USVI Matching Fund	5.00%	10/1/2030	NR	2,500,000	2,574,846
USVI Matching Fund	5.00%	10/1/2039	NR	4,000,000	4,041,558
WA Convention Ctr	3.00%	7/1/2048	Baa3	6,710,000	4,655,362
Total					148,270,514

Tobacco 6.68%
Buckeye Tobacco	Zero Coupon	6/1/2057	NR	50,000,000	6,436,900
Buckeye Tobacco	5.00%	6/1/2055	NR	50,900,000	48,003,622
CA Stwde - Tobacco Settlement	Zero Coupon	6/1/2046	NR	26,325,000	6,045,531
CA Stwde - Tobacco Settlement†	Zero Coupon	6/1/2055	NR	42,500,000	1,900,409
Erie Co Tobacco†	Zero Coupon	6/1/2060	NR	30,000,000	1,588,569
Golden St Tobacco	Zero Coupon	6/1/2066	NR	122,500,000	12,059,084
Inland Empire Tobacco†	Zero Coupon	6/1/2057	CCC	47,000,000	2,479,372
Los Angeles Co Tobacco	4.00%	6/1/2049	BBB+	2,015,000	1,742,732
Los Angeles Co Tobacco	5.00%	6/1/2049	BBB-	195,000	199,334
Merced Co Tobacco	5.00%	6/1/2050	NR	1,405,000	1,420,310
MI Tob Settlement	Zero Coupon	6/1/2058	NR	225,900,000	10,405,022
MI Tob Settlement	4.00%	6/1/2049	BBB+	3,370,000	3,015,186
MI Tob Settlement	5.00%	6/1/2049	BBB-	3,335,000	3,371,341

See Notes to Schedule of Investments.	91

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tobacco (continued)
Monroe Co Tobacco†	Zero Coupon	6/1/2061	NR		$22,900,000	$809,032
Nassau Co Tobacco	Zero Coupon	6/1/2060	NR		50,000,000	2,523,030
Nassau Co Tobacco	5.00%	6/1/2035	CCC+		3,170,000	3,171,608
Nassau Co Tobacco	5.25%	6/1/2026	CCC+		3,616,004	3,620,677
RI Tob Settlement	Zero Coupon	6/1/2052	CCC-		25,885,000	4,014,776
Rockland Tobacco†	Zero Coupon	8/15/2060	NR		41,035,000	2,368,733
San Diego Co Tobacco	Zero Coupon	6/1/2054	NR		16,000,000	2,808,352
San Diego Co Tobacco	5.00%	6/1/2048	BBB-		2,235,000	2,177,874
Silicon Valley Tobacco	Zero Coupon	6/1/2036	NR		10,000,000	4,544,305
Silicon Valley Tobacco	Zero Coupon	6/1/2056	NR		20,000,000	1,538,400
Sthrn CA Tobacco	Zero Coupon	6/1/2046	CCC-		15,000,000	2,124,333
Tobacco Settlement Auth IA	4.00%	6/1/2049	BBB+		4,000,000	3,375,145
Tobacco Settlement Fin Corp DC	Zero Coupon	6/15/2046	NR		4,780,000	669,791
Tobacco Settlement Fin Corp DC	Zero Coupon	6/15/2055	NR		21,000,000	1,471,930
Tobacco Settlement Fin Corp DC	Zero Coupon	6/15/2055	NR		100,000,000	6,805,360
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BB+		21,145,000	21,154,706
Tobacco Settlement Fin Corp VA	Zero Coupon	6/1/2047	CCC-		9,500,000	1,753,804
Tobacco Settlement Fin Corp VA	Zero Coupon	6/1/2047	CCC-		110,695,000	28,253,427
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-		17,575,000	17,547,258
TSASC	5.00%	6/1/2045	CCC+		7,170,000	7,082,968
TSASC	5.00%	6/1/2048	NR		29,710,000	28,299,684
Total						244,782,605

Transportation 9.92%
Allegheny County Airport Authority AMT	5.00%	1/1/2051	A2		3,290,000	3,426,962
CA Muni Fin - LINXS AMT	4.00%	12/31/2047	BBB-	(d)	11,250,000	9,967,003
Central TX Mobility Auth	5.00%	1/1/2046	A-		1,500,000	1,585,453
Chicago O’Hare Arpt AMT	5.00%	1/1/2048	A		5,000,000	5,193,245
Chicago Trans Auth	4.00%	12/1/2050	A+		3,500,000	3,353,516
Chicago Trans Auth	4.00%	12/1/2055	A+		4,000,000	3,660,320
Chicago Trans Auth	5.00%	12/1/2055	A+		1,750,000	1,844,019
Denver City & Co Arpt AMT	5.50%		A1		3,410,000	3,543,148
Denver RTD - Eagle P3	3.00%	7/15/2037	Baa1		3,825,000	3,049,051
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2031	A		20,000,000	14,087,708
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	A		4,500,000	2,840,203
Foothill / Eastern Corridor Toll Rd	4.00%	1/15/2043	A-		4,099,000	3,804,451
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	A		5,000,000	5,310,499
Houston Arpt - Continental Airlines AMT	4.75%	7/1/2024	Ba3		2,740,000	2,744,939

92	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
Houston Arpt - United Airlines AMT	5.00%	7/15/2028	B		$3,500,000	$3,536,210
MD EDC - CNX Marine Terminals	5.75%	9/1/2025	BB		9,000,000	9,020,288
MD EDC - Port Covington	4.00%	9/1/2040	NR		1,750,000	1,534,690
MD EDC - Port Covington	4.00%	9/1/2050	NR		14,750,000	12,034,951
MD EDC - Ports America Chesapeake AMT	5.00%	6/1/2044	Baa2		250,000	259,011
MD EDC - Ports America Chesapeake AMT	5.00%	6/1/2049	Baa2		750,000	773,256
MD EDC - Purple Line AMT	5.25%	6/30/2055	Baa3		12,500,000	12,704,571
Memphis-Shelby County Airport Authority AMT	5.00%	7/1/2049	A2		14,115,000	14,767,575
Metropolitan Transportation Authority	5.00%	11/15/2045	A3		1,900,000	1,972,025
MI Strategic Fund - I-75 AMT (AGM)	4.50%	6/30/2048	AA		3,000,000	2,849,737
Miami Dade CO Aviation - Mia AMT	5.00%	10/1/2044	A-		5,000,000	5,219,015
MTA NY	5.00%	11/15/2048	A3		7,420,000	7,663,015
MTA NY	5.00%	11/15/2050	A3		10,655,000	10,988,494
MTA NY	5.25%	11/15/2044	A3		10,000,000	10,288,629
MTA NY(f)	5.25%	11/15/2055	A3		21,710,000	22,589,327
NJ Trans Trust Fund	5.00%	6/15/2045	A3		5,000,000	5,217,522
NJ Trans Trust Fund	5.00%	6/15/2050	A3		2,750,000	2,856,394
North Parkway Municipal Management District No 1†	4.75%	9/15/2041	NR		2,930,000	2,717,106
North Parkway Municipal Management District No 1†	5.00%	9/15/2051	NR		6,875,000	6,349,564
NY Trans Dev Corp - Delta Airlines AMT	4.00%	1/1/2036	Baa3		9,305,000	8,667,677
NY Trans Dev Corp - Delta Airlines AMT	5.00%	1/1/2036	Baa3		1,195,000	1,208,650
NY Trans Dev Corp - Delta Airlines AMT	5.00%	10/1/2040	Baa3		17,600,000	17,742,217
NY Trans Dev Corp - Delta AMT	4.375%	10/1/2045	Baa3		27,125,000	24,911,820
NY Trans Dev Corp - Delta AMT	5.00%	1/1/2024	Baa3		6,300,000	6,409,503
NY Trans Dev Corp - JFK IAT	4.00%	12/1/2040	Baa1		5,475,000	5,161,517
NY Trans Dev Corp - JFK IAT	5.00%	12/1/2035	Baa1		1,000,000	1,054,759
NY Trans Dev Corp - JFK IAT	5.00%	12/1/2037	Baa1		1,000,000	1,049,158
NY Trans Dev Corp - JFK IAT AMT	4.00%	12/1/2040	Baa1		1,000,000	923,779
NY Trans Dev Corp - JFK IAT AMT	5.00%	12/1/2042	Baa1		2,500,000	2,584,336
NY Trans Dev Corp - LaGuardia Airport AMT	5.25%	1/1/2050	Baa3		14,470,000	14,836,085
NYS Thruway - Service Area AMT	4.00%	4/30/2053	BBB-	(d)	5,830,000	4,769,021
PA Tpk Commn	3.00%	12/1/2042	A		1,500,000	1,196,107
PA Tpk Commn	5.00%	12/1/2044	A3		4,500,000	4,792,150
Port Auth NY & NJ AMT	5.00%	11/15/2041	AA-		10,500,000	10,955,318
PR Hwy & Trans Auth(c)	5.00%	7/1/2020	NR		6,035,000	3,319,250

See Notes to Schedule of Investments.	93

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
PR Hwy & Trans Auth(c)	5.00%		7/1/2022	NR	$1,545,000	$853,612
PR Hwy & Trans Auth(c)	5.00%		7/1/2028	NR	1,015,000	162,400
Reno - ReTRAC-Reno Trans†	Zero Coupon		7/1/2058	NR	29,000,000	3,506,358
San Diego Arpt(f)	5.00%		7/1/2056	A2	17,000,000	17,802,927
Texas Transportation Commission State Highway 249 System	Zero Coupon		8/1/2036	Baa3	1,050,000	555,483
Texas Transportation Commission State Highway 249 System	Zero Coupon		8/1/2040	Baa3	1,100,000	466,032
Texas Transportation Commission State Highway 249 System	Zero Coupon		8/1/2048	Baa3	1,000,000	271,707
TX Surface Trans Corp - I-635	4.00%		6/30/2038	Baa2	1,050,000	978,043
TX Surface Trans Corp - I-635	4.00%		12/31/2038	Baa2	1,375,000	1,278,781
TX Surface Trans Corp - I-635	4.00%		6/30/2039	Baa2	1,335,000	1,235,577
TX Surface Trans Corp - I-635	4.00%		6/30/2040	Baa2	1,160,000	1,067,577
TX Surface Trans Corp - NTE 3C AMT	5.00%		6/30/2058	Baa3	11,440,000	11,383,092
TX Trans Comm - Hwy 249	5.00%		8/1/2057	Baa3	2,375,000	2,418,927
VA Small Bus Fing - 95 Express AMT	5.00%		1/1/2033	BBB-	1,500,000	1,619,040
VA Small Bus Fing - 95 Express AMT	5.00%		1/1/2035	BBB-	3,000,000	3,202,344
VA Small Bus Fing - 95 Express AMT	5.00%		7/1/2036	BBB-	3,200,000	3,402,920
VA Small Bus Fing - 95 Express AMT	5.00%		7/1/2037	BBB-	2,000,000	2,121,503
VA Small Bus Fing - Elizabeth River AMT(e)	4.00%		1/1/2038	BBB	4,500,000	4,250,681
Total						363,910,248

Utilities 10.57%
Black Belt Energy Gas Dist	4.00%	#(b)	6/1/2051	Aa1	8,945,000	9,078,035
Black Belt Energy Gas Dist	4.00%	#(b)	12/1/2052	Baa1	11,100,000	11,121,342
Burke Co Dev - Oglethorpe Power	4.125%		11/1/2045	BBB+	15,930,000	14,727,613
Burke Co Dev - Oglethorpe Power	4.125%		11/1/2045	BBB+	6,085,000	5,625,708
CA Poll Ctl - Poseidon Res†	5.00%		11/21/2045	Baa3	2,250,000	2,306,327
Campbell Co Solid Wste - Basin Elec	3.625%		7/15/2039	A	12,345,000	11,370,050
Central Plains - Goldman Sachs	5.00%		9/1/2042	BBB+	7,500,000	7,984,687
Charlotte Co IDA - Babcock Ranch†	5.00%		10/1/2034	NR	1,000,000	981,459
Charlotte Co IDA - Babcock Ranch†	5.00%		10/1/2049	NR	5,500,000	5,200,764
CO Public Auth - ML	6.50%		11/15/2038	A2	5,000,000	6,148,537
Compton Water	6.00%		8/1/2039	NR	3,710,000	3,716,089
FL DFC - Waste Pro AMT	3.00%		6/1/2032	NR	16,250,000	13,189,382
GA Muni Elec Auth - MEAG	5.00%		1/1/2048	BBB+	2,000,000	2,082,783
GA Muni Elec Auth - MEAG	5.00%		1/1/2059	BBB+	7,300,000	7,489,985

94	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
GA Muni Elec Auth - MEAG	5.00%		1/1/2063	A		$2,400,000	$2,458,664
Guam Waterworks	5.00%		1/1/2050	A-		2,250,000	2,350,100
HI Dept Budget - Hawaiian Electric	3.20%		7/1/2039	Baa1		15,765,000	13,152,314
HI Dept Budget - Hawaiian Electric AMT	4.00%		3/1/2037	Baa1		4,475,000	4,345,859
Jefferson Co Sewer	Zero Coupon		10/1/2039	BBB		5,000,000	5,064,279
Jefferson Co Sewer	Zero Coupon		10/1/2046	BBB		5,445,000	5,513,187
Jefferson Co Sewer	6.00%		10/1/2042	BBB		7,175,000	7,788,794
Jefferson Co Sewer	6.50%		10/1/2053	BBB		26,800,000	29,236,509
Jefferson Co Sewer (AGM)	Zero Coupon		10/1/2028	AA		4,035,000	3,029,610
Jefferson Co Sewer (AGM)	5.00%		10/1/2044	AA		5,070,000	5,296,992
KY Public Energy Auth - Morgan Stanley	4.00%	#(b)	8/1/2052	A1		16,000,000	16,022,277
Lower Colo Riv Auth - Transmn Contract	5.00%		5/15/2051	A		3,750,000	3,987,925
Main St Nat Gas - Citibank	4.00%	#(b)	3/1/2050	A3		5,715,000	5,735,385
Main St Nat Gas - Citibank	4.00%	#(b)	5/1/2052	A3		8,750,000	8,764,796
Main St Nat Gas- Citadel†	4.00%	#(b)	8/1/2052	BBB-		50,000,000	49,198,965
Maricopa Co Poll Cntrl - El Paso Elec	3.60%		2/1/2040	Baa2		5,355,000	4,756,460
Maricopa Co Poll Cntrl - El Paso Elec	3.60%		4/1/2040	Baa2		3,115,000	2,764,588
PR Aqueduct & Swr Auth†	4.00%		7/1/2042	NR		8,785,000	7,753,767
PR Aqueduct & Swr Auth†	5.00%		7/1/2025	NR		10,000,000	10,279,041
PR Aqueduct & Swr Auth†	5.00%		7/1/2025	NR		4,060,000	4,173,268
PR Aqueduct & Swr Auth†	5.00%		7/1/2030	NR		16,665,000	17,377,925
PR Aqueduct & Swr Auth†	5.00%		7/1/2033	NR		4,780,000	4,897,863
PR Aqueduct & Swr Auth†	5.00%		7/1/2033	NR		5,000,000	5,129,938
PR Aqueduct & Swr Auth†	5.00%		7/1/2035	NR		32,000,000	32,526,509
PR Aqueduct & Swr Auth†	5.00%		7/1/2037	NR		3,225,000	3,278,691
PR Aqueduct & Swr Auth†	5.00%		7/1/2037	NR		3,500,000	3,558,269
PR Aqueduct & Swr Auth†	5.00%		7/1/2037	NR		6,000,000	6,108,610
PR Aqueduct & Swr Auth†	5.00%		7/1/2047	NR		5,000,000	5,029,410
PR Elec Pwr Auth(c)	5.00%		7/1/2042	D	(d)	4,975,000	4,228,750	(a)
PR Elec Pwr Auth(c)	5.05%		7/1/2042	D	(d)	3,425,000	2,911,250	(a)
PR Elec Pwr Auth(c)	5.25%		7/1/2024	D	(d)	7,000,000	5,950,000	(a)
PR Elec Pwr Auth(c)	5.50%		7/1/2038	D	(d)	1,530,000	1,306,238	(a)
TEAC - Goldman Sachs	5.00%	#(b)	5/1/2052	A2		2,500,000	2,652,957
Total							387,651,951
Total Investments in Securities 98.98% (cost $3,966,761,989)							3,629,777,597
Other Assets and Liabilities – Net(g) 1.02%							37,576,842
Net Assets 100.00%							$3,667,354,439

See Notes to Schedule of Investments.	95

Schedule of Investments (unaudited)(continued)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2022

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
COP	Certificates of Participation.
CR	Custodian Receipt.
FGIC	Insured by - Financial Guaranty Insurance Company.
GTD	Guaranteed.
NPFGC	Insured by - National Public Finance Guarantee Corporation.
NR	Not Rated.
TRIPS	Tax Refund Intercept Programs.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2022, the total value of Rule 144A securities was $1,028,128,743, which represents 28.03% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2022.
(a)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	Defaulted (non-income producing security).
(d)	This investment has been rated by Fitch IBCA.
(e)	Securities purchased on a when-issued basis.
(f)	Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(g)	Other Assets and Liabilities - Net include net unrealized depreciation on futures contracts as follows:

Open Futures Contracts at June 30, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	September 2022	273	Short	$(36,864,489)	$(37,844,625)	$(980,136)

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Corporate-Backed	$–	$550,093,699	$11,075,875	$561,169,574
Education	–	225,697,478	10,873,409	236,570,887
Health Care	–	538,515,146	16,225,205	554,740,351
Housing	–	128,319,120	5,281,631	133,600,751
Special Tax	–	206,800,911	1,753,919	208,554,830
Utilities	–	373,255,713	14,396,238	387,651,951
Remaining Industries	–	1,547,489,253	–	1,547,489,253
Total	$–	$3,570,171,320	$59,606,277	$3,629,777,597
Liabilities
Trust Certificates(3)	$–	$(19,355,000)	$–	$(19,355,000)
Total	$–	$(19,355,000)	$–	$(19,355,000)

96	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

HIGH INCOME MUNICIPAL BOND FUND June 30, 2022

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(980,136)	–	–	(980,136)
Total	$(980,136)	$–	$–	$(980,136)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuer and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Municipal Bonds held in the Trust.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

Investment Type	Municipal Bonds
Balance as of October 1, 2021	$10,542,427
Accrued Discounts (Premiums)	16,792
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	(168,004)
Purchases	16,854,142
Sales	(60,000)
Transfers into Level 3	32,462,002
Transfers out of Level 3	(41,082)
Balance as of June 30, 2022	$59,606,277
Change in unrealized appreciation/depreciation for the period ended June 30, 2022, related to Level 3 investments held at June 30, 2022	$(168,044)

See Notes to Schedule of Investments.	97

Schedule of Investments (unaudited)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 98.24%

MUNICIPAL BONDS 98.24%

Corporate-Backed 24.02%
Allegheny Co IDA - US Steel	4.875%		11/1/2024	BB-	$4,000,000	$4,065,118
Allegheny Co IDA - US Steel	5.125%		5/1/2030	BB-	12,485,000	12,994,816
Bucks Cnty IDA- Waste Mgmt AMT	2.75%		12/1/2022	A-	1,000,000	1,002,895
CA Muni Fin - United Airlines AMT	4.00%		7/15/2029	B+	19,740,000	18,637,995
Calhoun Co IDA - Max Midstream AMT†	3.625%		7/1/2026	NR	2,500,000	2,402,387
Downtown Doral CDD†	3.875%		12/15/2023	NR	105,000	104,551
Downtown Doral CDD†	4.25%		12/15/2028	NR	250,000	248,140
FL DFC - Waste Pro AMT†	5.00%		5/1/2029	NR	8,410,000	8,177,471
FL DFC - Waste Pro AMT†	5.00%	#(a)	8/1/2029	NR	2,240,000	2,236,770
Greater Orlando Aviation - Jet Blue	5.00%		11/15/2026	NR	100,000	101,085
Henderson Facs - Pratt Paper AMT†	3.70%		1/1/2032	NR	6,500,000	6,247,773
Hoover IDA - US Steel AMT	6.375%	#(a)	11/1/2050	BB-	1,570,000	1,774,668
IA Fin Auth - Iowa Fertilizer Co	4.00%	#(a)	12/1/2050	BBB-	5,600,000	5,595,104
IN Fin Auth - OVEC	2.50%		11/1/2030	Baa3	3,350,000	2,921,250
IN Fin Auth - OVEC	3.00%		11/1/2030	Baa3	500,000	453,305
IN Fin Auth - OVEC	3.00%		11/1/2030	Baa3	1,000,000	906,611
IN Fin Auth - US Steel	4.125%		12/1/2026	BB-	6,230,000	6,192,565
LA St John Parish - Marathon Oil	2.125%	#(a)	6/1/2037	BBB-	550,000	532,406
LA St John Parish - Marathon Oil	2.20%	#(a)	6/1/2037	BBB-	5,980,000	5,565,783
LA St John Parish - Marathon Oil	2.375%	#(a)	6/1/2037	BBB-	425,000	398,273
Love Field Arpt - Southwest Airlines	5.00%		11/1/2022	BBB	285,000	287,662
Matagorda Co Nav Dist - AEP TX Central	2.60%		11/1/2029	A-	1,580,000	1,399,285
MI Strategic Fund - GPK AMT	4.00%	#(a)	10/1/2061	BB	4,110,000	4,071,880
Mission Econ Dev Corp - Natgasoline AMT†	4.625%		10/1/2031	BB-	5,775,000	5,875,789
MSR Energy Auth - Citi	6.125%		11/1/2029	BBB+	2,440,000	2,723,859
Nez Perce Co Poll Ctl - Potlatch	2.75%		10/1/2024	BBB-	2,835,000	2,814,835
NH Bus Fin Auth- United Illuminating	2.80%	#(a)	10/1/2033	A-	1,000,000	1,005,930
NH Fin Auth - Casella Waste†	2.95%		4/1/2029	B	2,300,000	2,031,731
NH National Fin Auth - Covanta AMT†	3.75%	#(a)	7/1/2045	B	12,155,000	9,925,802
NH National Fin Auth - Covanta AMT†	4.00%		11/1/2027	B	1,525,000	1,477,958
NH National Fin Auth - NY Electric & Gas AMT	4.00%		12/1/2028	A-	5,050,000	5,062,291
NH National Fin Auth - Waste Mgmt AMT	2.15%	#(a)	7/1/2027	A-	3,160,000	3,106,113
Niagara Area Dev Corp - Covanta†	3.50%		11/1/2024	B1	6,100,000	6,008,850
NJ EDA - Continental Airlines	5.125%		9/15/2023	Ba3	4,100,000	4,126,828

98	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Corporate-Backed (continued)
NJ EDA - Continental Airlines	5.25%		9/15/2029	Ba3		$1,750,000	$1,770,209
NY Env Facs - Casella Waste AMT	2.75%	#(a)	9/1/2050	B		3,500,000	3,320,427
NY Env Facs - Casella Waste AMT†	2.875%	#(a)	12/1/2044	B		1,500,000	1,303,721
NY Env Facs - Casella Waste AMT†	3.125%	#(a)	12/1/2044	B		3,000,000	2,832,080
NY Liberty Dev Corp - 3 WTC†	5.15%		11/15/2034	NR		5,125,000	5,167,694
NY Trans Dev Corp - American Airlines AMT	2.25%		8/1/2026	B	(b)	1,850,000	1,734,573
NY Trans Dev Corp - American Airlines AMT	3.00%		8/1/2031	B	(b)	7,545,000	6,903,306
NY Trans Dev Corp - American Airlines AMT	5.00%		8/1/2026	B-		1,000,000	994,900
NY Trans Dev Corp - American Airlines AMT	5.25%		8/1/2031	B-		4,895,000	5,101,193
NY Trans Dev Corp - American Airlines AMT	5.375%		8/1/2036	B-		7,410,000	7,893,916
NYC IDA - TRIPS	5.00%		7/1/2022	BBB+		1,050,000	1,050,000
NYC IDA - TRIPS	5.00%		7/1/2028	BBB+		1,000,000	1,001,108
OH Air Dev Auth - AEP AMT	2.60%	#(a)	6/1/2041	BBB+		2,500,000	2,274,527
OH Air Dev Auth - OVEC	1.50%	#(a)	2/1/2026	Baa3		1,200,000	1,098,260
OH Air Dev Auth - OVEC	2.875%		2/1/2026	Baa3		700,000	671,023
OH Air Quality - Pratt Paper AMT†	3.75%		1/15/2028	NR		320,000	325,082
Ohio Air Quality Development Authority	2.875%		2/1/2026	Baa3		1,940,000	1,859,691
PA EDA - Consol Energy AMT†	9.00%	#(a)	4/1/2051	B-		3,125,000	3,584,418
Parish of St James - Nustar Logistics†	6.10%	#(a)	6/1/2038	BB-		2,860,000	3,165,453
Parish of St James - Nustar Logistics†	6.10%	#(a)	12/1/2040	BB-		750,000	830,101
Phenix City - Meadwestvaco AMT	4.125%		5/15/2035	BBB		2,500,000	2,501,804
Polk Co IDA - Mineral Development†	5.875%		1/1/2033	NR		1,375,000	1,418,991
Port Beaumont Nav Dis- Jefferson Rail AMT†	1.875%		1/1/2026	NR		2,210,000	2,037,397
Port Beaumont Nav Dis- Jefferson Rail AMT†	2.00%		1/1/2027	NR		1,050,000	945,963
Port Beaumont Nav Dis- Jefferson Rail AMT†	2.125%		1/1/2028	NR		575,000	506,398
Port Beaumont Nav Dis- Jefferson Rail AMT†	2.25%		1/1/2029	NR		800,000	689,025
Port Beaumont Nav Dis- Jefferson Rail AMT†	2.50%		1/1/2030	NR		800,000	681,750
Port Beaumont Nav Dis- Jefferson Rail AMT†	2.625%		1/1/2031	NR		1,200,000	1,006,288

See Notes to Schedule of Investments.	99

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Corporate-Backed (continued)
Port Beaumont Nav Dis- Jefferson Rail AMT†	3.625%		1/1/2035	NR		$1,230,000	$1,085,570
Sacramento Co Arpt AMT	5.00%		7/1/2028	A+		3,090,000	3,391,016
Salem Co Poll Ctl - Chambers AMT	5.00%		12/1/2023	NR		2,660,000	2,735,623
Sky Harbour Capital Aviation AMT	4.00%		7/1/2036	NR		7,585,000	6,617,184
St James Parish - Nustar Logistics†	5.85%	#(a)	8/1/2041	BB-		4,125,000	4,311,460
Tuscaloosa IDA - Hunt Refining†	4.50%		5/1/2032	NR		8,164,748	7,366,421
Valparaiso Facs - Pratt Paper AMT	5.875%		1/1/2024	NR		110,000	112,156
Valparaiso Facs - Pratt Paper AMT	7.00%		1/1/2044	NR		115,000	119,516
VT EDA - Casella Waste AMT†	5.00%	#(a)	6/1/2052	B		5,500,000	5,497,367
Warren Co - Intl Paper	2.90%	#(a)	9/1/2032	BBB		750,000	753,268
Whiting Env Facs - BP AMT	5.00%	#(a)	11/1/2045	A2		1,170,000	1,179,647
WI PFA - American Dream†	5.00%		12/1/2027	NR		1,275,000	1,145,843
WI PFA - American Dream†	6.50%		12/1/2037	NR		2,000,000	1,795,401
WI PFA - Celanese AMT	4.30%		11/1/2030	BBB		3,095,000	3,127,458
WI PFA - Celanese AMT	5.00%		1/1/2024	BBB		1,500,000	1,538,067
WI PFA - Celanese AMT	5.00%		12/1/2025	BBB		2,490,000	2,621,117
WI PFA - TRIPS	5.00%		7/1/2022	BBB+		95,000	95,000
WI PFA - TRIPS AMT	5.00%		7/1/2042	BBB+		1,075,000	1,078,764
WI PFA- TRIPS AMT	5.00%		7/1/2022	BBB+		90,000	90,000
Total							237,807,955

Education 6.19%
AZ Edu Fac - Odyssey Prep†	4.00%		7/1/2029	BB-		425,000	404,526
AZ IDA - Academy of Math & Science Proj†	5.00%		7/1/2029	BB+		1,500,000	1,521,648
CA Choice Clean Energy - Morgan Stanley(c)	Zero Coupon		5/1/2053	A1		10,000,000	9,999,994
CA Muni Fin - Julian Chtr Sch†	5.00%		3/1/2025	B+		565,000	561,364
CA Muni Fin Auth- William Jessup U	5.00%		8/1/2024	NR		835,000	846,940
CA Muni Fin Auth- William Jessup U	5.00%		8/1/2027	NR		100,000	101,381
Cap Trust Agy - Renaissance Chtr Sch†	4.00%		6/15/2029	NR		930,000	902,509
Cap Trust Ed Facs - Advantage Charter Scho	4.00%		12/15/2024	Baa3		325,000	326,906
Cap Trust Ed Facs - Advantage Charter Scho	5.00%		12/15/2029	Baa3		400,000	412,278
Chester Co Hlth & Ed - Immaculata Univ	4.25%		11/1/2032	BB-	(b)	1,600,000	1,346,129
Chester Co Hlth & Ed - Immaculata Univ	5.00%		11/1/2022	BB-	(b)	630,000	629,187
Chicago Brd Ed	5.00%		12/1/2022	BB		1,500,000	1,513,152

100	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
City of Farmington NM	1.80%		4/1/2029	A-		$4,810,000	$4,155,095
Clifton Higher Ed - Intl Ldrshp Sch	4.625%		8/15/2025	NR		2,565,000	2,578,130
Clifton Higher Ed - Intl Ldrshp Sch	5.75%		8/15/2038	NR		1,405,000	1,424,030
FL HI Ed - Jacksonville Univ†	4.50%		6/1/2033	NR		2,035,000	1,964,258
Frederick Co Ed Fac - Mount St Mary’s Univ†	5.00%		9/1/2027	BB+		2,250,000	2,305,471
IL Fin Auth - IL Inst of Tech	5.00%		9/1/2023	Baa3		500,000	513,999
IL Fin Auth - IL Inst of Tech	5.00%		9/1/2024	Baa3		500,000	519,355
IL Fin Auth - IL Inst of Tech	5.00%		9/1/2025	Baa3		600,000	630,538
IL Fin Auth - IL Inst of Tech	5.00%		9/1/2026	Baa3		750,000	795,170
IN Fin Auth - OVEC	4.25%		11/1/2030	Baa3		1,600,000	1,579,069
MA DFA - Emerson Clg	5.00%		1/1/2024	BBB+		500,000	519,065
Maricopa Co IDA - Ottawa Univ†	5.00%		10/1/2026	NR		300,000	305,739
Maricopa Co IDA - Ottawa Univ†	5.125%		10/1/2030	NR		425,000	442,197
Marietta Dev Auth - Life Univ†	5.00%		11/1/2027	Ba3		3,000,000	3,112,139
Multnomah Co Hsp - Mirabella	5.00%		10/1/2024	NR		130,000	131,508
New Hope Cultural Education Facilities Finance Cor†	4.00%		8/15/2023	BB+		700,000	699,825
New Hope Cultural Education Facilities Finance Cor†	4.00%		8/15/2025	BB+		1,280,000	1,268,147
New Hope Cultural Education Facilities Finance Cor†	4.00%		8/15/2027	BB+		1,040,000	1,015,061
New Hope Cultural Education Facilities Finance Cor†	4.00%		8/15/2029	BB+		1,345,000	1,290,948
NY Dorm - Touro Clg	5.25%		1/1/2034	BBB-	(b)	100,000	101,525
NY Dorm - Yeshiva(c)	5.00%		7/15/2029	BBB-		1,545,000	1,664,843
NY Dorm - Yeshiva(c)	5.00%		7/15/2030	BBB-		2,200,000	2,368,395
NY Dorm - Yeshiva(c)	5.00%		7/15/2032	BBB-		1,960,000	2,096,763
NY Dorm - Yeshiva Univ	4.00%		11/1/2025	B2		175,000	173,116
NY Dorm - Yeshiva Univ	4.00%		11/1/2026	B2		165,000	161,593
NY Dorm - Yeshiva Univ	5.00%		9/1/2028	BBB-		595,000	595,090
NYC IDA - Yankee Stadium (FGIC)	9.149% (CPI Based	)#	3/1/2027	Baa1		2,500,000	2,568,985
OH Air Dev Auth - Duke Energy AMT	4.25%	#(a)	11/1/2039	BBB		2,000,000	2,027,342
OH HI Ed - Dayton Univ (AMBAC)	6.49% (CPI Based	)#	12/1/2022	A+		2,365,000	2,384,761
Oklahoma Development Finance Authority	4.00%		8/1/2037	BBB-		350,000	310,295
VT Edu Loan Rev AMT	3.75%		6/15/2028	A		1,070,000	1,042,482

See Notes to Schedule of Investments.	101

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
VT Edu Loan Rev AMT	4.00%	6/15/2029	A		$1,250,000	$1,221,534
VT Edu Loan Rev AMT	4.00%	6/15/2030	A		720,000	695,129
Total						61,227,611

Financial Services 0.21%
MA Ed Fin Auth AMT	5.00%	7/1/2025	AA		2,000,000	2,118,879

General Obligation 10.90%
Academical Village CCD	3.25%	5/1/2031	NR		765,000	668,716
Academical Village CDD	2.875%	5/1/2025	NR		910,000	875,700
Arlington ISD - Brooks Academies	4.00%	6/15/2031	NR		3,360,000	3,067,662
Chicago Brd Ed	Zero Coupon	12/1/2025	BB		1,000,000	880,427
Chicago Brd Ed	4.00%	12/1/2022	BB		1,290,000	1,296,151
Chicago Brd Ed	4.00%	12/1/2022	BB		1,175,000	1,180,603
Chicago Brd Ed	4.00%	12/1/2027	BB		2,250,000	2,234,824
Chicago Brd Ed	5.00%	12/1/2027	BB		1,250,000	1,311,427
Chicago Brd Ed	5.00%	12/1/2030	BB		3,870,000	4,069,471
Chicago Brd Ed	5.00%	12/1/2030	BB		3,780,000	3,906,268
Chicago Brd Ed	5.00%	12/1/2034	BB		6,325,000	6,497,516
Chicago Brd Ed†	6.75%	12/1/2030	BB		2,000,000	2,241,210
Chicago Brd Ed	7.00%	12/1/2026	BB		100,000	110,281
Chicago Brd Ed (AGM)	5.00%	12/1/2027	AA		1,500,000	1,627,863
Chicago GO	5.00%	1/1/2024	BBB+		2,930,000	3,006,470
Chicago GO	5.00%	1/1/2027	BBB+		1,925,000	2,014,745
Chicago GO	5.00%	1/1/2030	BBB+		4,780,000	5,051,549
Chicago GO	5.25%	1/1/2028	BBB+		1,000,000	1,035,792
Chicago GO	5.50%	1/1/2030	BBB+		1,685,000	1,747,230
Cook Co GO	5.00%	11/15/2022	A+		335,000	339,278
Coralville GO	4.50%	6/1/2032	BB+		1,215,000	1,236,160
Coralville GO	5.00%	5/1/2030	A-	(b)	1,025,000	1,077,179
IL State GO	5.00%	11/1/2025	BBB+		2,000,000	2,118,321
IL State GO	5.00%	12/1/2026	BBB+		3,000,000	3,217,041
IL State GO	5.00%	3/1/2028	BBB+		6,000,000	6,476,385
IL State GO	5.00%	5/1/2028	BBB+		3,000,000	3,094,684
IL State GO	5.00%	11/1/2028	BBB+		2,935,000	3,146,923
IL State GO	5.375%	5/1/2023	BBB+		1,700,000	1,739,910
IL State GO	5.50%	5/1/2030	BBB+		5,260,000	5,818,648
New Haven GO	5.00%	8/1/2025	BBB+		580,000	621,223
Philadelphia Sch Dist	5.00%	9/1/2025	A1		200,000	215,470

102	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
PR Comwlth GO	Zero Coupon		7/1/2024	NR	$4,590,252	$4,203,485
PR Comwlth GO	Zero Coupon		7/1/2033	NR	980	552
PR Comwlth GO	Zero Coupon	#(a)	11/1/2043	NR	6,436,560	3,210,234
PR Comwlth GO	4.00%		7/1/2033	NR	136,793	125,661
PR Comwlth GO	4.00%		7/1/2035	NR	56,654	50,887
PR Comwlth GO	4.00%		7/1/2037	NR	92,716	82,297
PR Comwlth GO	5.25%		7/1/2023	NR	3,681,468	3,749,258
PR Comwlth GO	5.375%		7/1/2025	NR	12,433,128	12,919,774
PR Comwlth GO	5.625%		7/1/2027	NR	1,420,150	1,512,678
PR Comwlth GO	5.625%		7/1/2029	NR	2,852,109	3,067,803
PR Comwlth GO	5.75%		7/1/2031	NR	1,357,000	1,485,082
PR Elec Pwr Auth (NPFGC)(FGIC)	5.25%		7/1/2023	Baa2	2,325,000	2,342,004
San Gorgonio Memorial Health Care District	5.00%		8/1/2035	Ba2	1,355,000	1,369,002
VT EDA - Casella Waste AMT†	4.625%	#(a)	4/1/2036	B	1,900,000	1,863,738
Total						107,907,582

Health Care 11.08%
Antelope Valley Hlth	5.25%		3/1/2036	BBB	300,000	311,533
Atlanta Dev Auth - Georgia Proton	6.00%		1/1/2023	NR	2,000,000	1,060,000
Berks Co IDA - Tower Hlth	5.00%		11/1/2023	BB-	2,945,000	2,992,830
Berks Co IDA - Tower Hlth	5.00%		2/1/2029	BB-	1,500,000	1,475,559
Berks Co IDA - Tower Hlth	5.00%		2/1/2032	BB-	850,000	827,284
Berks Co IDA - Tower Hlth	5.00%	#(a)	2/1/2040	BB-	8,890,000	8,729,986
Berks Co IDA - Tower Hlth	5.00%	#(a)	2/1/2040	BB-	8,710,000	8,662,222
Blaine Sr Hsg & Hlthcare - Crest View	5.125%		7/1/2025	NR	60,000	55,989
Bucks Co IDA - Grand View Hosp	5.00%		7/1/2025	BB+	1,075,000	1,126,323
Bucks Co IDA - Grand View Hosp	5.00%		7/1/2038	BB+	1,000,000	1,004,987
CA Stwde - Daughters of Charity	5.50%		7/1/2022	NR	8,965	8,427
CA Stwde - Daughters of Charity	5.75%		7/1/2024	NR	55,924	52,568
CA Stwde - Loma Linda Univ Med†	5.00%		12/1/2031	BB-	1,000,000	1,016,325
CA Stwde - Loma Linda Univ Med Ctr†	5.00%		12/1/2025	BB-	1,200,000	1,241,881
CA Stwde - Loma Linda Univ Med Ctr†	5.00%		12/1/2026	BB-	1,070,000	1,115,822
CA Stwde - Loma Linda Univ Med Ctr†	5.00%		12/1/2028	BB-	885,000	909,255
CA Stwde - Loma Linda Univ Med Ctr†	5.00%		12/1/2029	BB-	1,000,000	1,025,093
CA Stwde - Loma Linda Univ Med Ctr	5.25%		12/1/2029	BB-	2,500,000	2,562,580
City of Oroville- Oroville Hsp	5.00%		4/1/2026	B+	1,255,000	1,297,178
City of Oroville- Oroville Hsp	5.00%		4/1/2029	B+	900,000	934,577

See Notes to Schedule of Investments.	103

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
CT Hlth & Ed - Griffin Hosp†	5.00%		7/1/2032	BB+		$740,000	$770,544
Cuyahoga Co Hsp - Metrohealth	5.00%		2/15/2023	BBB-		1,500,000	1,527,221
Cuyahoga Co Hsp - Metrohealth	5.00%		2/15/2028	BBB-		500,000	528,470
Cuyahoga Co Hsp - Metrohealth	5.00%		2/15/2030	BBB-		1,900,000	1,987,932
Dev Auth of Floyd Cnty - Spires at Berry	5.50%		12/1/2028	NR		1,000,000	985,651
Duluth EDA - Benedictine Health	4.00%		7/1/2031	NR		1,125,000	1,080,564
Franklin Co IDA - Menno-Haven	5.00%		12/1/2026	NR		500,000	506,281
Fruita CO Hlth - Canyons Hosp & Med Centr†	5.375%		1/1/2033	NR		2,000,000	2,026,763
Fulton Co - Canterbury Court†	3.00%		4/1/2024	NR		1,050,000	1,020,310
Fulton Co Med Ctr	4.00%		7/1/2028	NR		3,275,000	3,249,248
Glendale IDA - Beatitudes	4.00%		11/15/2027	NR		385,000	371,633
Glendale IDA - Beatitudes	5.00%		11/15/2023	NR		1,715,000	1,728,584
Guadalupe Co - Seguin City Hospital	4.00%		12/1/2026	BB		410,000	408,989
Guadalupe Co - Seguin City Hospital	5.00%		12/1/2022	BB		250,000	252,197
Guadalupe Co - Seguin City Hospital	5.00%		12/1/2023	BB		1,280,000	1,311,350
ID HFA - Madison Mem Hosp	5.00%		9/1/2023	BB+		1,795,000	1,840,908
ID HFA - Madison Mem Hosp	5.00%		9/1/2029	BB+		710,000	747,398
IL Fin Auth - Plymouth Place	5.00%		5/15/2025	BB+	(b)	75,000	79,081
Jefferson Co - Samaritan Med Ctr	5.00%		11/1/2025	BB		1,305,000	1,373,555
King Co Pub Hsp - Snoqualmie Vly Hsp	5.00%		12/1/2025	NR		90,000	90,982
Kirkwood IDA - Aberdeen Hts	5.25%		5/15/2028	BB-	(b)	1,135,000	1,144,117
Lenexa KS Hlth Facs - Lakeview Village	5.00%		5/15/2024	BB+	(b)	1,895,000	1,919,399
MA Hlth & Edu Facs - Trinity Hlth	1.766%	#(a)	11/15/2032	AA-		1,520,000	1,506,048
Montgomery Co IDA - Trinity Health	1.776%	#(a)	11/15/2034	AA-		480,000	473,542
Muskingum Co Hsp - Genesis Hlthcare	4.00%		2/15/2023	BB+		1,500,000	1,512,489
Muskingum Co Hsp - Genesis Hlthcare	5.00%		2/15/2044	BB+		2,000,000	1,966,521
Nat Fin Auth - Ascentria Care†	5.00%		7/1/2031	NR		1,880,000	1,824,385
New Hope Cultural - Wesleyan Homes	3.00%		1/1/2024	NR		155,000	149,917
New Hope Cultural - Wesleyan Homes	4.00%		1/1/2029	NR		470,000	422,192
NJ Hlth - St Peters Univ Hsp	5.75%		7/1/2037	BBB-		795,000	795,860
NY Dorm - Catholic Hlth	5.00%		7/1/2028	BB+		1,000,000	1,031,307
NY Dorm - Catholic Hlth	5.00%		7/1/2030	BB+		1,750,000	1,796,078	(d)
NY Dorm - Orange Reg Med Ctr†	5.00%		12/1/2022	BBB-		500,000	506,128
NY Dorm - Orange Reg Med Ctr†	5.00%		12/1/2022	BBB-		200,000	202,451
OK DFA - OU Med	5.00%		8/15/2029	BB-		475,000	467,775
OK DFA - OU Med	5.25%		8/15/2043	BB-		1,500,000	1,380,607
OU MedOK DFA OK DFA - OU Med	5.00%		8/15/2024	BB-		1,400,000	1,404,061

104	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Palomar Health†	5.00%	11/1/2027	BBB		$4,330,000	$4,628,663
Palomar Health	5.00%	11/1/2031	BBB		750,000	785,419
Palomar Hlth	5.00%	11/1/2028	BBB		1,000,000	1,062,987
Palomar Hlth	5.00%	11/1/2036	BBB		1,500,000	1,551,423
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2023	BBB		1,000,000	1,023,269
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2029	BBB		4,255,000	4,523,356
RI Hlth & Ed - Care New England	5.00%	9/1/2031	B+		8,010,000	8,368,249
Roanoke Co EDA - Richfield Living II	4.30%	9/1/2030	NR		770,000	621,229	(d)
SC Jobs EDA - Hampton Regl Med	5.00%	11/1/2022	NR		700,000	706,146
SC Jobs EDA - Hampton Regl Med	5.00%	11/1/2023	NR		740,000	760,515
SC Kiawah Life Plan Village†	8.75%	7/1/2025	NR		4,500,000	4,483,843	(d)
SE Port Auth - Memorial Hlth	5.00%	12/1/2022	BB-	(b)	100,000	100,920
SE Port Auth - Memorial Hlth	5.00%	12/1/2023	BB-	(b)	100,000	102,533
SE Port Auth - Memorial Hlth	5.50%	12/1/2029	BB-	(b)	1,000,000	1,031,623
Tulsa Co Industrial Auth - Montereau	5.00%	11/15/2023	BBB-	(b)	230,000	234,475
WI Hlth & Ed - American Baptist	3.50%	8/1/2022	NR		140,000	139,818
WI Hlth & Ed - American Baptist	4.375%	8/1/2027	NR		225,000	213,347
WI Hlth Fac Auth - St. Camillus	5.00%	11/1/2026	NR		355,000	360,903
WI Hlth Fac Auth - St. Camillus	5.00%	11/1/2027	NR		375,000	380,395
WI PFA - Bancroft Neuro†	5.00%	6/1/2026	NR		470,000	474,123
WI PFA - Carson Valley Med Center	3.00%	12/1/2026	BB+		250,000	243,092
WI PFA - Carson Valley Med Center	4.00%	12/1/2031	BB+		1,050,000	1,036,361
Total						109,633,646

Housing 1.12%
CA HFA - MFH	4.00%	3/20/2033	NR		816,677	807,797
Ca Stwde - Lancer Student Hsg†	3.00%	6/1/2029	NR		710,000	638,723	(d)
Chicago GO	5.00%	1/1/2023	BBB+		2,000,000	2,032,783
MN HFA	3.00%	1/1/2051	AA+		1,165,000	1,142,119
Montgomery Co Hsg	4.00%	7/1/2048	Aa2		435,000	440,928
NC State Hsg Fin Agy	4.00%	7/1/2047	AA+		425,000	430,376
NJ Hsg and Mtg Fin Auth	4.50%	10/1/2048	AA		860,000	884,900
NYC HDC	2.85%	11/1/2031	AA+		1,285,000	1,203,045
NYC HDC (FHA)	1.45%	11/1/2029	AA+		1,080,000	936,992
NYS HFA L-1 (SONYMA)	1.45%	5/1/2029	Aa2		1,560,000	1,339,545
PA Hsg Fin Auth AMT	4.00%	4/1/2039	AA+		335,000	339,223
Phoenix IDA - ASU Std Hsg	5.00%	7/1/2026	Baa3		890,000	928,847
Total						11,125,278

See Notes to Schedule of Investments.	105

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations 3.72%
Coralville COPs	4.00%		6/1/2031	BB	$4,485,000	$4,268,080
IL Sports Facs (BAM)	5.00%		6/15/2028	AA	1,100,000	1,208,035
IL Sports Facs (BAM)	5.00%		6/15/2029	AA	1,000,000	1,107,101
KY Ppty & Bldgs Commn - Proj #112	5.00%		11/1/2024	A-	1,000,000	1,058,134
Met Pier & Expo Auth - Mccormick Place (NPFGC)(FGIC)	Zero Coupon		6/15/2028	A-	1,345,000	1,080,757
Met Pier & Expo Auth - Mccormick Place (NPFGC)(FGIC)	5.50%		6/15/2029	A-	2,015,000	2,189,152
NJ EDA - Sch Facs	2.16%	#(a)	9/1/2025	BBB+	2,280,000	2,306,275
NJ EDA - Sch Facs	2.46%	#(a)	9/1/2027	BBB+	530,000	533,382
NJ EDA - Sch Facs	5.00%		3/1/2023	BBB+	2,005,000	2,048,087
NJ EDA - Sch Facs	5.00%		6/15/2023	BBB+	3,455,000	3,554,582
NJ EDA - Sch Facs	5.00%		3/1/2030	BBB+	3,000,000	3,067,854
NJ EDA - Sch Facs (NPFGC)(FGIC)	5.50%		9/1/2029	BBB+	1,555,000	1,759,111
NJ Trans Trust Fund	4.00%		12/15/2031	BBB+	4,110,000	4,178,025
NJ Trans Trust Fund	5.00%		12/15/2023	BBB+	1,000,000	1,040,097
NJ Trans Trust Fund	5.00%		12/15/2026	BBB+	3,510,000	3,769,602
PA COPS	5.00%		7/1/2024	A	300,000	316,051
San Diego Cap Grant - Mid-Coast Corridor	1.80%		11/15/2027	A-	3,525,000	3,328,094
Total						36,812,419

Other Revenue 6.21%
Arlington Hi Ed Fin Corp - Newman Intl Acad	4.00%		8/15/2031	NR	360,000	335,899
Arlington Hi Ed Fin Corp - Newman Intl Acad	4.375%		8/15/2026	NR	1,655,000	1,643,569
AZ IDA - Academy of Math & Science†	4.00%		7/1/2029	BB+	400,000	384,866
AZ IDA - Basis Schools†	5.00%		7/1/2026	BB	415,000	420,563
Brooklyn Arena LDC - Barclays Ctr	5.00%		7/15/2027	Ba1	2,100,000	2,172,967
Build NYC Res Corp - Hellenic Charter†	4.00%		12/1/2031	NR	700,000	664,603
Build NYC Res Corp - Shefa School†	2.50%		6/15/2031	NR	1,100,000	937,255
CA Sch Fin Auth - Green Dot Charter†	5.00%		8/1/2025	BBB-	150,000	156,950
CA Sch Fin Auth - Green Dot Charter†	5.00%		8/1/2026	BBB-	150,000	158,031
CA Sch Fin Auth - Green Dot Charter†	5.00%		8/1/2027	BBB-	160,000	169,697
Cap Trust Agy - Edu Growth Chtr Sch†	3.375%		7/1/2031	NR	8,785,000	7,645,315
Cap Trust Agy - Franklin Academy†	4.00%		12/15/2023	NR	370,000	371,334
Cap Trust Agy - Franklin Academy†	4.00%		12/15/2024	NR	385,000	385,437
Cap Trust Agy - Franklin Academy†	4.00%		12/15/2025	NR	300,000	298,849

106	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
Cap Trust Agy - Franklin Academy†	5.00%	12/15/2026	NR	$300,000	$307,464
Cap Trust Agy - Franklin Academy†	5.00%	12/15/2027	NR	660,000	673,974
Cap Trust Agy - Franklin Academy†	5.00%	12/15/2028	NR	690,000	702,316
Cap Trust Agy - Franklin Academy†	5.00%	12/15/2029	NR	730,000	740,078
Cap Trust Agy - Franklin Academy†	5.00%	12/15/2035	NR	2,165,000	2,164,934
Chester Co IDA - Collegium Charter Sch	3.70%	10/15/2022	BB	345,000	344,923
Cleveland Co Port Auth - Playhouse Sq	5.00%	12/1/2028	BB+	1,610,000	1,669,518
Clifton Higher Ed - Intl Ldrshp Sch	5.25%	8/15/2026	NR	1,600,000	1,637,662
Clifton Higher Ed - Intl Ldrshp Sch	5.25%	8/15/2028	NR	3,040,000	3,090,351
FL DFC - FL Charter Foundation†	4.00%	7/15/2026	NR	455,000	446,699
FL DFC - Renaissance Chtr Sch†	5.00%	6/15/2025	NR	190,000	192,730
FL DFC - Renaissance Chtr Sch 2020†	4.00%	9/15/2030	NR	470,000	455,271
Florence Twn IDA - Legacy Trad Sch	5.00%	7/1/2023	BB+	45,000	45,713
GA World Congress - Convention Ctr Hotel†	3.625%	1/1/2031	NR	1,750,000	1,547,212
IL Fin Auth - Acero Charter†	4.00%	10/1/2028	BB+	580,000	562,502
IL Fin Auth - Acero Charter†	4.00%	10/1/2030	BB+	625,000	592,901
IL Fin Auth - Acero Charter†	4.00%	10/1/2031	BB+	985,000	925,288
IL Fin Auth - Acero Charter†	4.00%	10/1/2032	BB+	680,000	631,664
Illinois Sports Facilities Authority (The) (AGM)	5.25%	6/15/2032	AA	750,000	782,183
Jefferson Parish Econ Dev Dist - Kenner†	4.80%	6/15/2029	NR	2,390,000	2,422,310
Main St Nat Gas - Macquarie	5.00%	5/15/2026	A3	1,000,000	1,054,262
Maricopa Co IDA - Legacy Schools†	4.00%	7/1/2029	BB+	500,000	481,950
MD EDC - Chesapeake Bay Hyatt(e)	5.00%	12/1/2031	NR	1,500,000	900,000
Phoenix IDA - GreatHearts Academy	2.95%	7/1/2026	BBB-	1,315,000	1,262,755
Pima Co IDA - Edkey Chtr Sch†	3.50%	7/1/2025	NR	760,000	745,714
PR Elec Pwr Auth(e)	5.00%	7/1/2018	NR	50,000	42,375	(d)
Salt Verde Fin Corp - Citi	5.25%	12/1/2023	BBB+	235,000	243,330
UT Charter Sch - Freedom Academy†	3.25%	6/15/2031	NR	540,000	477,528	(d)
UT Charter Sch - Freedom Academy†	4.50%	6/15/2027	NR	2,410,000	2,426,039
WA State Convention Ctr Pub Facs	3.00%	7/1/2031	BB+	2,395,000	2,167,338
WA State Convention Ctr Pub Facs	4.00%	7/1/2030	BB+	925,000	927,147
Washington St Convention Ctr Pub Facs	4.00%	7/1/2031	NR	15,705,000	15,022,769
Total					61,432,235

See Notes to Schedule of Investments.	107

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax 4.58%
Allentown Neighborhood Impt†	5.00%		5/1/2032	Ba3	$2,000,000	$2,032,389
Allentown Neighborhood Impt†	5.00%		5/1/2033	Ba3	1,750,000	1,778,851
Allentown Neighborhood Impt - City Center†	5.00%		5/1/2023	Ba3	130,000	131,510
Allentown Neighborhood Impt - City Center†	5.00%		5/1/2028	NR	1,430,000	1,468,278
Allentown Neighborhood Impt - Wtrfrnt Proj†	6.00%		5/1/2042	NR	955,000	996,753
Atlanta Urban Dev Agency- Atlanta Beltline†	2.375%		7/1/2026	NR	690,000	654,167
Atlanta Urban Dev Agency- Atlanta Beltline†	2.875%		7/1/2031	NR	965,000	851,417
Berkeley Co - Nexton Imp Dist	4.00%		11/1/2030	NR	425,000	413,418
Brighton Crossing Met Dist #6	5.00%		12/1/2035	NR	525,000	518,927
Celebration Pointe Community Development District	2.375%		5/1/2026	NR	480,000	436,328
Celebration Pointe Community Development District	3.00%		5/1/2031	NR	750,000	633,631	(d)
Charlotte Co IDA - Babcock Ranch	4.125%		5/1/2027	NR	1,225,000	1,205,440
Charlotte Co IDA - Babcock Ranch	4.25%		5/1/2032	NR	2,000,000	1,914,536
CO Rocky Mtn Rail Park Met Dist†	5.00%		12/1/2031	NR	1,500,000	1,408,050
MD Special Tax - Brunswick Crossing	3.00%		7/1/2024	NR	475,000	467,347
MD Special Tax - Brunswick Crossing	4.00%		7/1/2029	NR	1,225,000	1,200,116
MIDA Mount Village PID†	4.00%		8/1/2025	NR	1,000,000	991,208
MIDA Mount Village PID†	4.00%		8/1/2027	NR	1,385,000	1,349,558
MIDA Mount Village PID†	4.00%		8/1/2029	NR	1,000,000	950,522
MIDA Mount Village PID†	4.00%		8/1/2031	NR	1,000,000	923,921
North Las Vegas Special Improv Dist - Vall	3.50%		6/1/2023	NR	100,000	99,845
North Las Vegas Special Improv Dist - Vall	3.50%		6/1/2024	NR	115,000	114,427
North Las Vegas Special Improv Dist - Vall	3.75%		6/1/2025	NR	145,000	144,843
Nthrn Palm Bch Co Impt Dist	3.25%		8/1/2022	NR	200,000	200,007
Nthrn Palm Bch Co Impt Dist	5.00%		8/1/2037	NR	750,000	759,011
NYC IDA - Yankee Stadium (FGIC)	9.129% (CPI Based	)#	3/1/2025	Baa1	1,585,000	1,622,436	(d)
NYC IDA - Yankee Stadium (FGIC)	9.139% (CPI Based	)#	3/1/2026	Baa1	1,350,000	1,385,782	(d)

108	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Special Tax (continued)
Peninsula Town Center†	4.00%	9/1/2023	NR	$140,000	$138,424
Peninsula Town Center†	4.50%	9/1/2028	NR	680,000	646,897
River Islands PFA - CFD 2003	5.375%	9/1/2031	NR	1,000,000	1,022,057
Scranton RDA GTD	5.00%	11/15/2028	BB+	255,000	249,151
St Louis IDA - Ballpark Vlg	3.875%	11/15/2029	NR	1,170,000	1,043,666
St. Charles - Noah’s Ark CID	3.00%	5/1/2023	NR	300,000	297,372
St. Charles - Noah’s Ark CID	3.00%	5/1/2025	NR	450,000	434,396
St. Charles - Noah’s Ark CID	3.00%	5/1/2026	NR	275,000	261,766
St. Charles - Noah’s Ark CID	3.00%	5/1/2030	NR	1,950,000	1,743,793
Tahoe Douglas Visitors Auth	4.00%	7/1/2027	NR	650,000	658,015
Tahoe Douglas Visitors Auth	5.00%	7/1/2030	NR	2,755,000	2,904,070
Village CDD #12†	3.25%	5/1/2023	NR	160,000	159,952
Village CDD #12	3.25%	5/1/2026	NR	1,925,000	1,884,912
Village CDD #13	1.80%	5/1/2026	NR	700,000	637,055
Village CDD #13	2.55%	5/1/2031	NR	2,225,000	1,878,352
Village CDD #13†	2.625%	5/1/2030	NR	1,490,000	1,300,812
Village Met Dist - Avon	4.15%	12/1/2030	NR	3,695,000	3,560,055
West Villages Unit #7	4.00%	5/1/2024	NR	370,000	370,639
West Villages Unit #7	4.25%	5/1/2029	NR	940,000	935,605
Westerly Met Dist - Weld Co	4.125%	12/1/2031	NR	600,000	541,043
Total					45,320,750

Tax Revenue 2.82%
American Samoa GO†	6.50%	9/1/2028	Ba3	1,000,000	1,119,819
Casino Reinv Dev Auth	5.00%	11/1/2022	BBB-	350,000	353,130
Guam - Business Privilege Tax	5.00%	1/1/2030	Ba1	1,500,000	1,584,161
Guam - Business Privilege Tax	5.00%	1/1/2031	Ba1	750,000	793,536
Met Pier & Expo Auth - McCormick Place	5.00%	12/15/2022	A-	1,275,000	1,290,556
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	5,313,000	4,010,585
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	591,000	400,965
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	48,000	28,927
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	55,000	11,005
PR Corp Sales Tax	4.329%	7/1/2040	NR	27,000	25,422
PR Corp Sales Tax	4.50%	7/1/2034	NR	11,899,000	11,979,759
PR Corp Sales Tax	4.536%	7/1/2053	NR	1,000	936
PR Corp Sales Tax	4.55%	7/1/2040	NR	3,000	2,897
PR Corp Sales Tax	4.75%	7/1/2053	NR	19,000	18,303

See Notes to Schedule of Investments.	109

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tax Revenue (continued)
PR Corp Sales Tax	5.00%		7/1/2058	NR		$49,000	$48,289
Sparks - Legends at Sparks Marina†	2.50%		6/15/2024	Ba2		390,000	377,386
Sparks - Legends at Sparks Marina†	2.75%		6/15/2028	Ba2		3,110,000	2,790,337
USVI Matching Fund	5.00%		10/1/2026	NR		1,000,000	1,026,991
USVI Matching Fund	5.00%		10/1/2027	NR		1,000,000	1,029,196
USVI Matching Fund	5.00%		10/1/2028	NR		1,000,000	1,029,663
Total							27,921,863

Tobacco 0.32%
Nassau Co Tobacco	5.25%		6/1/2026	CCC+		1,392,161	1,393,961
PA Tob Settlement	5.00%		6/1/2023	A		760,000	780,284
San Diego Tobacco Settlement	4.00%		6/1/2032	BBB		150,000	146,514
SD Edu Enhancement Fding Corp	5.00%		6/1/2024	NR		775,000	798,095
Total							3,118,854

Transportation 9.01%
CA Muni Fin - LINXS AMT	5.00%		6/30/2029	BBB-	(b)	2,210,000	2,328,169
Central TX Mobility Auth	5.00%		1/1/2027	A-		1,690,000	1,807,100
City of Los Angeles Department of Airports AMT	5.00%		5/15/2029	AA-		2,700,000	3,018,995
Denver Arpt - United Airlines AMT	5.00%		10/1/2032	B		8,850,000	8,842,295
E470 Pub Hwy Auth	1.362%	#(a)	9/1/2039	A		1,685,000	1,662,043
Houston Arpt - United Airlines AMT	5.00%		7/15/2027	B-	(b)	3,000,000	3,046,057
Houston Arpt - United Airlines AMT	5.00%		7/15/2035	B		2,450,000	2,415,392
IL State GO	5.00%		11/1/2025	BBB+		3,000,000	3,177,481
MD EDC - CNX Marine Terminals	5.75%		9/1/2025	BB		4,500,000	4,510,144
MD EDC - Port Covington	3.25%		9/1/2030	NR		2,650,000	2,395,415
MD EDC - Purple Line AMT	5.00%		11/12/2028	Baa3		4,600,000	4,845,708
MTA NY	5.00%		9/1/2022	NR		3,005,000	3,021,244
MTA NY	5.00%		11/15/2029	BBB+		2,660,000	2,846,751
MTA NY	5.00%		11/15/2029	BBB+		1,000,000	1,085,721
MTA NY	5.00%		11/15/2030	BBB+		3,000,000	3,028,349
MTA NY	5.00%		11/15/2031	BBB+		1,850,000	1,927,943
MTA NY	5.00%	#(a)	11/15/2034	BBB+		4,475,000	4,635,413
MTA NY	5.00%	#(a)	11/15/2045	A3		5,135,000	5,610,460
North Parkway Municipal Management District No 1†	3.625%		9/15/2026	NR		500,000	481,270
North Parkway Municipal Management District No 1†	4.25%		9/15/2031	NR		1,500,000	1,417,790

110	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
NY Trans Dev Corp - Delta Airlines AMT	5.00%		1/1/2036	Baa3		$5,000,000	$5,057,113
NY Trans Dev Corp - Delta AMT	5.00%		1/1/2024	Baa3		1,000,000	1,017,382
NY Trans Dev Corp - Delta AMT	5.00%		1/1/2030	Baa3		1,875,000	1,923,666
NY Trans Dev Corp - JFK IAT AMT	5.00%		12/1/2030	Baa1		8,000,000	8,492,807
NY Trans Dev Corp - LaGuardia Airport AMT	4.00%		7/1/2032	Baa3		830,000	802,766
NY Trans Dev Corp - TOGA AMT	5.00%		1/1/2023	Baa3		1,055,000	1,066,599
NYS Thruway - Service Area Proj AMT	2.50%		10/31/2031	BBB-	(b)	1,365,000	1,141,903
NYS Thruway - Service Area Proj AMT	4.00%		10/31/2034	BBB-	(b)	515,000	477,510
Osceola Co Trans - Osceola Parkway	5.00%		10/1/2031	BBB+		1,050,000	1,111,981
Philadelphia Arpt AMT	5.00%		7/1/2031	A2		1,900,000	2,100,370
PR Hwy & Trans Auth (AMBAC)	9.662% (CPI Based	)#	7/1/2028	NR		2,230,000	2,122,244
Virginia Small Business Financing Authority AMT(c)	4.00%		7/1/2029	BBB		1,750,000	1,751,345
Total							89,169,426

Utilities 18.06%
Black Belt Energy Gas Dist	4.00%	#(a)	12/1/2052	Baa1		13,125,000	13,150,235
Black Belt Energy Gas Dist - RBC	4.00%	#(a)	7/1/2052	Aa1		3,000,000	3,090,299
Burke Co Dev - Oglethorpe Power	3.00%	#(a)	11/1/2045	A-		1,535,000	1,538,463
CA Poll Ctl - Poseidon Res†	5.00%		7/1/2029	Baa3		250,000	263,226
Charlotte County IDA - Babcock Ranch†	5.00%		10/1/2029	NR		1,000,000	1,003,150
Clarion Co IDA - American Wtr AMT	2.45%	#(a)	12/1/2039	A+		1,000,000	933,081
CO Public Auth - ML	6.125%		11/15/2023	A-		1,035,000	1,067,923
FL DFC - Waste Pro AMT	3.00%		6/1/2032	NR		5,910,000	4,796,877
IN Fin Auth - Indy Power & Light	1.40%		8/1/2029	A-		2,000,000	1,705,636
KY Muni Pwr - Prarie State Proj	3.45%	#(a)	9/1/2042	Baa1		850,000	832,691
Luzerne Co IDA - American Wtr AMT	2.45%	#(a)	12/1/2039	A+		2,700,000	2,557,015
Main St Nat Gas - Citibank	4.00%	#(a)	3/1/2050	A3		14,670,000	14,722,326
Main St Nat Gas- Citadel†	4.00%	#(a)	8/1/2052	BBB-		37,500,000	36,899,224
MSR Energy Auth - Citi	7.00%		11/1/2034	BBB+		7,500,000	9,340,285
Orlando Util Commn	1.25%	#(a)	10/1/2046	AA		7,000,000	5,883,748
PR Aqueduct & Swr Auth†	5.00%		7/1/2025	NR		2,500,000	2,569,760
PR Aqueduct & Swr Auth†	5.00%		7/1/2025	NR		2,550,000	2,621,141
PR Aqueduct & Swr Auth†	5.00%		7/1/2030	NR		20,665,000	21,549,045
PR Elec Pwr Auth	4.10%		7/1/2019	NR		240,000	200,700
PR Elec Pwr Auth(e)	4.25%		7/1/2020	NR		970,000	811,163

See Notes to Schedule of Investments.	111

Schedule of Investments (unaudited)(continued)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
PR Elec Pwr Auth(e)	5.25%		7/1/2027	D	(b)	$2,630,000	$2,235,500	(d)
PR Elec Pwr Auth (AGM)	5.00%		7/1/2024	AA		145,000	147,469
Puerto Rico Commonwealth Aqueduct & Sewer Authority†	5.00%		7/1/2028	NR		2,250,000	2,340,804
Rockport IN Poll Ctl - IN MI Pwr	3.05%		6/1/2025	A-		1,610,000	1,637,459
SE AL Gas Dist	4.00%	#(a)	12/1/2051	A1		8,000,000	7,970,733
SE AL Gas Dist - Goldman Sachs	4.00%	#(a)	4/1/2049	A3		4,030,000	4,081,741
TEAC - Goldman Sachs	5.00%	#(a)	5/1/2052	A2		25,320,000	26,869,149
TEAC - Goldman Sachs	5.625%		9/1/2026	BBB	(b)	5,405,000	5,866,833
TX Muni Gas Acq & Supply - ML	6.25%		12/15/2026	A-		1,980,000	2,118,303
Total							178,803,979
Total Investments in Securities 98.24% (cost $1,024,623,897)							972,400,477
Other Assets and Liabilities – Net(f) 1.76%							17,439,608
Net Assets 100.00%							$989,840,085

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMBAC	Insured by - AMBAC Assurance Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
COP	Certificates of Participation.
CPI	Consumer Price Index: Rate fluctuate based on CPI.
FGIC	Insured by - Financial Guaranty Insurance Company.
FHA	Insured by - Federal Housing Administration.
GTD	Guaranteed.
NPFGC	Insured by - National Public Finance Guarantee Corporation.
NR	Not Rated.
SONYMA	State of New York Mortgage Agency.
TRIPS	Tax Refund Intercept Programs.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2022, the total value of Rule 144A securities was $249,521,869, which represents 25.21% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2022.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Securities purchased on a when-issued basis.
(d)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	Defaulted (non-income producing security).

112	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

SHORT DURATION HIGH INCOME MUNICIPAL BOND FUND June 30, 2022

(f)	Other Assets and Liabilities - Net include net unrealized appreciation on futures contracts as follows:

Open Futures Contracts at June 30, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	September 2022	809	Short	$(96,978,634)	$(95,891,781)	$1,086,853

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Health Care	$–	$102,732,496	$6,901,150	$109,633,646
Housing	–	10,486,555	638,723	11,125,278
Other Revenue	–	60,912,332	519,903	61,432,235
Special Tax	–	41,678,901	3,641,849	45,320,750
Utilities	–	176,568,479	2,235,500	178,803,979
Remaining Industries	–	566,084,589	–	566,084,589
Total	$–	$958,463,352	$13,937,125	$972,400,477
Other Financial Instruments
Futures Contracts
Assets	$1,086,853	$–	$–	$1,086,853
Liabilities	–	–	–	–
Total	$1,086,853	$–	$–	$1,086,853

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2021	$–
Accrued Discounts (Premiums)	(19,637)
Realized Gain (Loss)	75
Change in Unrealized Appreciation (Depreciation)	(180,756)
Purchases	6,502,377
Sales	(40,000)
Transfers into Level 3	7,675,066
Transfers out of Level 3	–
Balance as of June 30, 2022	$13,937,125
Change in unrealized appreciation/depreciation for the period ended June 30, 2022, related to Level 3 investments held at June 30, 2022	$(180,756)

See Notes to Schedule of Investments.	113

Schedule of Investments (unaudited)

CALIFORNIA TAX FREE FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
LONG-TERM INVESTMENTS 98.50%

MUNICIPAL BONDS 98.50%

Corporate-Backed 4.66%
CA Muni Fin - United Airlines AMT	4.00%		7/15/2029	B+		$2,430,000	$2,294,343
CA Muni Fin - Waste Mgmt AMT	2.40%	#(a)	10/1/2044	A-		5,930,000	5,419,331
CA Poll Ctl - Poseidon Res AMT†	5.00%		11/21/2045	Baa3		4,410,000	4,420,918
CA Poll Ctl - Waste Mgmt AMT	4.30%		7/1/2040	A-		185,000	190,118
Long Beach Nat Gas - ML	5.00%		11/15/2029	A2		1,285,000	1,375,443
San Diego Arpt AMT	4.00%		7/1/2041	A2		6,250,000	5,949,591
San Francisco Arpt - SFO Fuel AMT	5.00%		1/1/2038	A1		1,715,000	1,806,091
Total							21,455,835

Education 9.14%
CA Choice Clean Energy - Morgan Stanley(b)	4.00%	#(a)	5/1/2053	NR		4,350,000	4,401,065
CA Ed Facs - ArtCenter College of Design	5.00%		12/1/2030	Baa1		1,175,000	1,256,888
CA Ed Facs - ArtCenter College of Design	5.00%		12/1/2044	Baa1		1,500,000	1,553,207
CA Ed Facs - Chapman Univ	4.00%		4/1/2047	A2		1,910,000	1,765,067
CA Ed Facs - Chapman Univ	5.00%		4/1/2040	A2		1,000,000	1,034,591
CA Ed Facs - Loyola Marymount Univ	5.00%		10/1/2048	A2		1,000,000	1,056,892
CA Ed Facs - Loyola Marymount Univ (NPFGC)(FGIC)	Zero Coupon		10/1/2029	A2		650,000	515,098
CA Ed Facs - Loyola Marymount Univ (NPFGC)(FGIC)	Zero Coupon		10/1/2033	A2		1,720,000	1,141,277
CA Ed Facs - Santa Clara Univ	5.00%		4/1/2039	Aa3		1,000,000	1,046,303
CA Ed Facs - Univ of Pacific	4.00%		11/1/2042	A2		1,125,000	1,064,048
CA Ed Facs - Univ of Pacific	4.00%		11/1/2044	A2		1,000,000	935,028
CA Ed Facs - Univ of San Francisco	5.00%		10/1/2037	A2		1,000,000	1,081,824
CA Ed Facs - Univ of San Francisco	5.00%		10/1/2053	A2		2,000,000	2,102,654
CA Infra & Econ Dev - UCSF	5.00%		5/15/2047	AA		3,325,000	3,587,341
CA Muni Fin - Biola Univ	5.00%		10/1/2029	Baa1		330,000	336,580
CA Muni Fin - Biola Univ	5.00%		10/1/2032	Baa1		400,000	422,713
CA Muni Fin - Biola Univ	5.00%		10/1/2042	Baa1		1,500,000	1,519,167
CA Muni Fin - Emerson Clg	5.00%		1/1/2042	BBB+		3,190,000	3,274,890
CA Muni Fin - Julian Chtr Sch†	5.625%		3/1/2045	B+		500,000	472,757	(c)
CA Muni Fin - Touro College	5.25%		1/1/2040	BBB-	(d)	1,085,000	1,099,075
CA Muni Fin - Univ of La Verne	5.00%		6/1/2043	A3		1,035,000	1,087,149
CA Muni Fin - Univ of San Diego	5.00%		10/1/2049	A1		2,000,000	2,128,079
CA Sch Fin - Aspire†	5.00%		8/1/2046	NR		85,000	92,089

114	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
CA Sch Fin - Aspire†	5.00%	8/1/2046	BBB	$915,000	$933,344
CA Sch Fin - Green Dot Charter†	5.00%	8/1/2045	BBB-	620,000	629,160
CA Sch Fin Auth - KIPP LA†	5.00%	7/1/2045	BBB	540,000	548,998
CA Stwde - Culinary Institute	5.00%	7/1/2046	Baa2	1,010,000	1,029,528
Ripon USD (BAM)	5.50%	8/1/2043	AA	1,000,000	1,101,314
Univ of CA	5.25%	5/15/2047	AA	2,000,000	2,145,080
Univ of CA	5.25%	5/15/2058	AA	2,500,000	2,699,746
Total					42,060,952

General Obligation 14.22%
Anaheim USD	3.00%	8/1/2038	Aa2	3,000,000	2,683,383
Banning USD (AGM)	5.25%	8/1/2042	AA	1,115,000	1,207,731
Beverly Hills USD	3.00%	8/1/2044	AA+	2,040,000	1,732,908
CA St GO	4.00%	10/1/2044	Aa2	1,805,000	1,799,998
CA State GO	3.00%	10/1/2033	Aa2	1,250,000	1,151,379
CA State GO	4.00%	9/1/2035	Aa2	1,145,000	1,154,880
CA State GO	5.00%	4/1/2032	Aa2	2,200,000	2,608,726
CA State GO	5.00%	8/1/2038	Aa2	1,565,000	1,679,725
CA State GO	5.25%	8/1/2032	Aa2	2,500,000	2,690,196
CA State GO	5.25%	10/1/2039	Aa2	500,000	537,132
Centinela UHSD (BAM)	4.00%	8/1/2052	AA	1,615,000	1,562,769
Centinela UHSD (BAM)	5.00%	8/1/2052	AA	2,000,000	2,145,889
Cupertino USD	2.50%	8/1/2033	Aa1	740,000	677,154
Grossmont UHSD (AGM)	Zero Coupon	6/1/2040	AA	2,000,000	831,960
Hope Elem Sch Dist	4.00%	8/1/2047	AA	2,000,000	1,923,710
Huntington Beach City Sch Dist	4.00%	8/1/2048	Aa1	1,000,000	977,661
Imperial USD (BAM)	5.25%	8/1/2043	AA	2,000,000	2,277,960
Inglewood USD (BAM)	4.00%	8/1/2039	AA	1,000,000	987,783
Irvine USD	4.00%	9/1/2042	Aa1	1,915,000	1,881,566
Irvine USD	5.50%	9/1/2035	Aa1	1,060,000	1,202,624
Irvine USD - Spl Tax (BAM)	5.00%	9/1/2038	AA	1,000,000	1,051,678
Irvine USD - Spl Tax (BAM)	5.00%	9/1/2056	AA	1,000,000	1,062,908
Long Beach USD	3.00%	8/1/2037	Aa2	2,420,000	2,166,608
New Haven USD	4.00%	8/1/2044	Aa3	1,250,000	1,216,223
New Haven USD	4.00%	8/1/2047	Aa3	2,415,000	2,322,880
Newport Mesa USD	Zero Coupon	8/1/2041	Aaa	1,325,000	607,000
Newport-Mesa USD	Zero Coupon	8/1/2045	Aaa	2,000,000	751,343
North Orange CCD	2.75%	8/1/2036	AA+	2,000,000	1,797,070

See Notes to Schedule of Investments.	115

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
General Obligation (continued)
Orange USD	4.00%		8/1/2047	AA	$1,000,000	$961,855
Panama-Buena Vista USD (BAM)	2.625%		8/1/2037	AA	1,510,000	1,308,374
Perris UHSD (AGM)	3.00%		9/1/2044	AA	1,000,000	805,939
PR Comwlth GO	Zero Coupon		7/1/2024	NR	52,336	47,926
PR Comwlth GO	Zero Coupon		7/1/2033	NR	1,434	808
PR Comwlth GO	Zero Coupon	#(a)	11/1/2043	NR	779,478	388,765
PR Comwlth GO	4.00%		7/1/2033	NR	6,526	5,995
PR Comwlth GO	4.00%		7/1/2035	NR	40,696	36,553
PR Comwlth GO	4.00%		7/1/2037	NR	20,754	18,422
PR Comwlth GO	5.25%		7/1/2023	NR	87,405	89,014
PR Comwlth GO	5.375%		7/1/2025	NR	174,326	181,149
PR Comwlth GO	5.625%		7/1/2027	NR	172,747	184,002
PR Comwlth GO	5.625%		7/1/2029	NR	169,945	182,797
PR Comwlth GO	5.75%		7/1/2031	NR	165,067	180,647
San Benito HSD	Zero Coupon		8/1/2041	Aa3	1,640,000	752,914
San Benito HSD	Zero Coupon		8/1/2042	Aa3	1,795,000	788,056
San Benito HSD	Zero Coupon		8/1/2043	Aa3	2,600,000	1,091,315
San Diego USD	3.25%		7/1/2048	Aa2	1,000,000	830,311
San Francisco Arpt AMT	5.25%		5/1/2042	A1	1,000,000	1,046,316
San Francisco CCD	5.00%		6/15/2028	A+	1,000,000	1,073,365
San Gorgonio Mem Hlthcare Dist	5.00%		8/1/2032	Ba2	1,000,000	1,012,631
San Leandro USD (BAM)	4.00%		8/1/2043	AA	650,000	636,376
San Leandro USD (BAM)	5.25%		8/1/2046	AA	1,750,000	1,885,648
San Rafael Elem Sch Dist	4.50%		8/1/2042	AA	1,150,000	1,176,453
Santa Ana USD	3.25%		8/1/2042	Aa3	500,000	436,297
Santa Barbara USD	4.00%		8/1/2036	Aa1	750,000	754,222
Santa Barbara USD	4.00%		8/1/2044	Aa1	1,000,000	977,208
Santa Rita USD	2.50%		8/1/2031	AA-	1,235,000	1,161,343
Simi Valley GO	4.00%		8/1/2046	Aa2	1,065,000	1,044,730
Southwestern CCD	Zero Coupon		8/1/2041	Aa2	1,100,000	502,995
Sweetwater UHSD (BAM)	5.00%		8/1/2027	AA	1,000,000	1,054,613
West Contra Costa USD	4.00%		8/1/2043	AA-	1,000,000	973,303
West Contra Costa USD	6.00%		8/1/2027	AA-	1,000,000	1,167,885
Total						65,449,071

Health Care 13.44%
Abag Fin Auth - Eskaton Pptys	5.00%		11/15/2035	BBB-	1,000,000	1,003,068
Abag Fin Auth - Sharp Hlthcare	5.00%		8/1/2043	AA	1,000,000	1,025,978

116	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Antelope Valley Hlth	5.25%	3/1/2036	BBB		$1,000,000	$1,038,442
CA Hlth - Kaiser Permanente	5.00%	11/1/2047	AA-		1,000,000	1,146,313
CA Hlth - Cedars-Sinai Med Ctr	4.00%	8/15/2048	AA-		1,000,000	977,632
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2029	BBB+		1,000,000	1,004,828
CA Hlth - Childrens Hsp Los Angeles	5.00%	8/15/2047	BBB+		1,000,000	1,023,538
CA Hlth - Childrens Hsp Orange Co	4.00%	11/1/2035	AA-		570,000	573,691
CA Hlth - Childrens Hsp Orange Co	5.00%	11/1/2033	AA-		1,300,000	1,452,880
CA Hlth - Childrens Hsp Orange Co	5.00%	11/1/2034	AA-		1,200,000	1,334,291
CA Hlth - CommonSpirit	4.00%	4/1/2044	A-		1,250,000	1,190,746
CA Hlth - CommonSpirit	4.00%	4/1/2045	A-		1,250,000	1,183,923
CA Hlth - Providence St. Joes Hlth	4.00%	10/1/2047	A+		2,115,000	1,984,076
CA Hlth - Sutter Hlth	4.00%	11/15/2042	A1		1,715,000	1,668,728
CA Hlth Facs - Lucile Packard Hosp	5.00%	11/15/2056	A+		1,500,000	1,558,505
CA Muni Fin - Caritas Affordable Hsg	4.00%	8/15/2037	A-		1,000,000	961,875	(c)
CA Muni Fin - Channing House	5.00%	5/15/2047	AA-		2,000,000	2,134,209
CA Muni Fin - Cmnty Hlth Ctr†	5.00%	12/1/2054	NR		750,000	761,314
CA Muni Fin - Cmnty Med Ctrs	4.00%	2/1/2042	A-		1,165,000	1,126,812
CA Muni Fin - Cmnty Med Ctrs	5.00%	2/1/2040	A-		500,000	535,296
CA Muni Fin - Cmnty Med Ctrs	5.00%	2/1/2047	A-		2,000,000	2,068,511
CA Muni Fin - Eisenhower Med Ctr	5.00%	7/1/2032	Baa2		1,055,000	1,098,910
CA Stwde - Adventist Health West	3.00%	3/1/2039	A		3,475,000	2,824,433
CA Stwde - American Baptist	5.00%	10/1/2045	A-	(d)	1,000,000	1,030,382
CA Stwde - Daughters of Charity	5.50%	7/1/2039	NR		39,275	36,918
Ca Stwde - Emanate Health	4.00%	4/1/2037	A		1,400,000	1,386,627
CA Stwde - Huntington Memorial Hosp	4.00%	7/1/2048	AA-		1,000,000	960,891
CA Stwde - John Muir Hlth	4.00%	12/1/2057	A+		1,000,000	920,245
CA Stwde - Loma Linda Univ Med Ctr	5.25%	12/1/2034	BB-		2,150,000	2,176,459
CA Stwde - Loma Linda Univ Med Ctr†	5.25%	12/1/2043	BB-		1,000,000	1,001,867
CA Stwde - Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB-		2,200,000	2,226,551
CA Stwde - Loma Linda Univ Med Ctr†	5.50%	12/1/2058	BB-		1,555,000	1,565,865
Oroville - Oroville Hsp	5.25%	4/1/2049	B+		2,710,000	2,724,676
Palomar Hlth	5.00%	11/1/2036	BBB		1,250,000	1,292,852
Palomar Hlth	5.00%	11/1/2039	BBB		3,750,000	3,858,516
Palomar Hlth (AGM)	5.00%	11/1/2047	AA		4,575,000	4,799,140
Regents UCal Med Ctr	5.00%	5/15/2047	AA-		2,000,000	2,171,991
Sierra Joint CCD	4.00%	8/1/2053	Aaa		1,500,000	1,463,613
UCal Med Ctr	5.00%	5/15/2035	AA-		2,000,000	2,249,219

See Notes to Schedule of Investments.	117

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Washingtown Twnshp Health Care Dist	3.00%	7/1/2037	Baa2	$1,440,000	$1,146,245
Washingtown Twnshp Health Care Dist	5.00%	7/1/2032	Baa2	1,075,000	1,157,650
Total					61,847,706

Housing 7.68%
CA Cmty Hsg - Sausalito†	3.00%	2/1/2057	NR	1,740,000	1,259,892
CA Cmty Hsg - Sausalito†	4.00%	2/1/2050	NR	1,000,000	777,730
CA Cmty Hsg - The Arbors†	5.00%	8/1/2050	NR	1,000,000	916,865
CA HFA - MFH	3.25%	8/20/2036	BBB	4,460,726	4,066,034
CA HFA - MFH(b)	3.50%	11/20/2035	BBB+	3,348,334	3,126,774
CA HFA - MFH	4.00%	3/20/2033	NR	3,026,510	2,993,601
CA HFA - MFH	4.25%	1/15/2035	BBB+	5,819,306	5,742,083
CA Muni Fin - Biola Univ	5.00%	10/1/2034	Baa1	1,000,000	1,051,326
CA Muni Fin - Caritas Affordable Hsg	5.00%	8/15/2030	A-	1,050,000	1,073,267
CA Muni Fin - UC Berkeley Hsg	5.00%	6/1/2050	Baa3	500,000	505,490
CA Muni Fin - UC Davis Hsg (BAM)	4.00%	5/15/2046	AA	4,625,000	4,395,644
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2035	Baa1	1,100,000	1,136,952
California Statewide Communities Development Authority (BAM)	4.00%	5/15/2046	AA	1,000,000	952,599
CEDA - Provident Student Hsg	5.00%	8/1/2045	Baa3	1,745,000	1,764,573
CSCDA - Parallel-Anaheim†	4.00%	8/1/2056	NR	1,000,000	821,675
CSCDA - Pasadena†	3.00%	12/1/2056	NR	2,500,000	1,805,406
CSCDA - Senior Lien†	3.00%	6/1/2047	NR	2,500,000	1,850,118
ESRF / Natl Charter School Loans	5.00%	11/1/2044	A	1,050,000	1,100,396
Total					35,340,425

Lease Obligations 1.21%
CA Pub Wks - Various Cap Proj	4.00%	3/1/2045	Aa3	940,000	922,265
San Bernardino USD (AGM)	5.00%	10/1/2031	AA	860,000	959,294
Santa Barbara COP AMT	5.00%	12/1/2036	AA	3,395,000	3,689,481
Total					5,571,040

Other Revenue 2.24%
CA Infra & Econ Dev - Acad Motion Pict	5.00%	11/1/2041	Aa2	1,010,000	1,041,327
CA Infra & Econ Dev - CA Science Center	4.00%	5/1/2046	A-	3,000,000	2,885,878
CA Infra & Econ Dev - Museum of Nat Hist	4.00%	7/1/2050	A2	1,000,000	960,078
CA Muni Fin - Oceaa	6.75%	10/1/2028	NR	905,000	906,073
CA Sch Fin - Aspire†	4.00%	8/1/2051	BBB	785,000	699,864

118	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Other Revenue (continued)
CA Sch Fin Auth - Green Dot Charter†	5.00%	8/1/2038	BBB-	$1,000,000	$1,029,994
CA Sch Fin Auth - KIPP LA	5.00%	7/1/2034	BBB	600,000	611,149
MSR Energy Auth - Citi	6.125%	11/1/2029	BBB+	1,950,000	2,176,855
Total					10,311,218

Pre-Refunded 0.15%
MSR Energy Auth - Citi	6.50%	11/1/2039	BBB+	555,000	686,108

Special Tax 4.45%
Brentwood Infra Fin Auth	5.00%	9/2/2036	NR	500,000	509,913
Inland Valley Redev Agy	5.25%	9/1/2037	A	1,325,000	1,368,912
Invine Reassessment District No. 19	5.00%	9/2/2028	NR	1,000,000	1,053,786
Irvine CFD - Great Park	5.00%	9/1/2044	NR	500,000	507,324
Irvine USD - Spl Tax	5.00%	3/1/2057	NR	1,000,000	1,023,213
Lake Elsinore PFA	5.00%	9/1/2035	NR	920,000	947,174
Los Angeles Co Spl Tax(b)	5.00%	9/1/2052	NR	1,500,000	1,511,854
Poway USD PFA (BAM)	5.00%	9/1/2035	AA+	1,770,000	1,882,753
River Islands PFA - CFD 2003	5.375%	9/1/2031	NR	1,045,000	1,068,050
River Islands PFA - CFD 2003	5.50%	9/1/2045	NR	500,000	510,727
River Islands PFA - Lathrop (AGM)	4.00%	9/1/2040	AA	1,000,000	967,436
River Islands PFA - Lathrop (AGM)	4.00%	9/1/2045	AA	2,000,000	1,910,012
River Islands PFA - Lathrop (AGM)	4.00%	9/1/2050	AA	1,400,000	1,324,069
Roseville CFD - Westpark	5.00%	9/1/2031	NR	1,000,000	1,034,284
San Clemente Cmnty Facs	5.00%	9/1/2040	NR	970,000	992,110
SF Spl Tax - Mission Rock Dist†	4.00%	9/1/2041	NR	2,500,000	2,267,141
Temecula Vly USD (BAM)	5.00%	9/1/2035	AA	1,505,000	1,573,667
Total					20,452,425

Tax Revenue 4.41%
Anaheim PFA Lease Rev (BAM)	5.00%	9/1/2035	AA	2,000,000	2,166,537
City of Sacramento - TOT Revs	5.00%	6/1/2048	A1	1,000,000	1,057,989
Compton Community Redevelopment Agency Successor Agency (AGM)	5.00%	8/1/2037	A1	1,700,000	1,843,208
Guam - Business Privilege Tax	4.00%	1/1/2036	Ba1	3,750,000	3,461,299
Invine Reassessment District No. 19	4.00%	9/2/2039	A	1,000,000	962,824
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	352,000	265,712
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	587,000	398,251
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	134,000	80,754
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	501,000	100,250

See Notes to Schedule of Investments.	119

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
PR Corp Sales Tax	4.329%	7/1/2040	NR	$350,000	$329,550
PR Corp Sales Tax	4.329%	7/1/2040	NR	3,971,000	3,738,974
PR Corp Sales Tax	4.536%	7/1/2053	NR	7,000	6,550
PR Corp Sales Tax	4.55%	7/1/2040	NR	313,000	302,281
PR Corp Sales Tax	4.75%	7/1/2053	NR	296,000	285,141
PR Corp Sales Tax	5.00%	7/1/2058	NR	4,291,000	4,228,693
Tustin CFD 06 - 1	5.00%	9/1/2037	A-	1,000,000	1,037,838
Total					20,265,851

Tobacco 5.56%
CA Stwde - Tobacco Settlement	Zero Coupon	6/1/2046	NR	8,675,000	1,992,212
CA Stwde - Tobacco Settlement†	Zero Coupon	6/1/2055	NR	10,000,000	447,155
Golden St Tobacco	Zero Coupon	6/1/2066	NR	19,500,000	1,919,609
Golden St Tobacco	5.00%	6/1/2029	NR	1,000,000	1,126,529
Golden St Tobacco	5.00%	6/1/2034	NR	1,050,000	1,196,495
Golden St Tobacco	5.00%	6/1/2035	NR	2,500,000	2,848,798
Inland Empire Tobacco†	Zero Coupon	6/1/2057	CCC	3,000,000	158,258
Los Angeles Co Tobacco	Zero Coupon	6/1/2055	NR	3,000,000	490,480
Los Angeles Co Tobacco	4.00%	6/1/2038	A-	615,000	594,920
Los Angeles Co Tobacco	4.00%	6/1/2039	A-	500,000	480,713
Los Angeles Co Tobacco	4.00%	6/1/2040	A-	710,000	678,696
Los Angeles Co Tobacco	4.00%	6/1/2049	BBB+	1,500,000	1,297,319
Los Angeles Co Tobacco	5.00%	6/1/2049	BBB-	1,020,000	1,042,670
Merced Co Tobacco	5.00%	6/1/2050	NR	935,000	945,189
Sacramento Co Tobacco	4.00%	6/1/2049	BBB+	1,250,000	1,118,885
San Diego Co Tobacco	Zero Coupon	6/1/2054	NR	4,800,000	842,506
San Diego Co Tobacco	5.00%	6/1/2038	A-	1,000,000	1,052,679
San Diego Co Tobacco	5.00%	6/1/2039	A-	1,000,000	1,050,410
San Diego Co Tobacco	5.00%	6/1/2048	BBB+	1,675,000	1,709,198
San Diego Co Tobacco	5.00%	6/1/2048	BBB-	85,000	82,827
San Diego Tobacco Settlement	4.00%	6/1/2032	BBB	1,060,000	1,035,370
Silicon Valley Tobacco	Zero Coupon	6/1/2041	NR	5,000,000	1,680,900
Silicon Valley Tobacco	Zero Coupon	6/1/2056	NR	2,250,000	173,070
Sonoma Co Tobacco	4.00%	6/1/2049	BBB+	1,450,000	1,254,075
Sthrn CA Tobacco	Zero Coupon	6/1/2046	CCC-	2,500,000	354,056
Total					25,573,019

120	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation 19.12%
Alameda Corridor Trsp Auth	5.00%	10/1/2036	BBB+		$1,500,000	$1,549,489
Alameda Corridor Trsp Auth	5.00%	10/1/2037	BBB+		2,465,000	2,542,963
Alameda Corridor Trsp Auth (AGM)	4.00%	10/1/2037	AA		2,030,000	2,037,255
Alameda Corridor Trsp Auth (AGM)	5.00%	10/1/2029	AA		1,425,000	1,475,952
Alameda Corridor Trsp Auth (NPFGC)(FGIC)	Zero Coupon	10/1/2032	A-		985,000	662,368
Bay Area Toll Auth	4.00%	4/1/2038	AA-		2,000,000	2,004,138
Bay Area Toll Auth	4.00%	4/1/2042	AA-		1,635,000	1,628,700
CA Muni Fin - LINXS (AGM) AMT	4.00%	12/31/2047	AA		1,420,000	1,297,148
CA Muni Fin - LINXS AMT	4.00%	12/31/2047	BBB-	(d)	5,590,000	4,952,493
CA Muni Fin - LINXS AMT	5.00%	12/31/2031	BBB-	(d)	1,240,000	1,290,522
CA Muni Fin - LINXS AMT	5.00%	12/31/2035	BBB-	(d)	1,000,000	1,026,983
CA Muni Fin - LINXS AMT	5.00%	12/31/2043	BBB-	(d)	4,700,000	4,743,056
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	A		1,500,000	946,734
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2042	A		1,150,000	1,237,070
Foothill / Eastern Corridor Toll Rd	4.00%	1/15/2043	A-		8,710,000	8,084,110
Foothill / Eastern Corridor Toll Rd	4.00%	1/15/2046	A		2,500,000	2,307,624
Long Beach Arpt AMT (AGM)	5.25%	6/1/2047	AA		1,250,000	1,345,063
Long Beach Harbor AMT	5.00%	5/15/2028	AA		1,000,000	1,071,689
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2032	AA-		2,000,000	2,247,350
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2039	AA		1,000,000	1,071,128
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2041	AA		1,000,000	1,029,591
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2043	AA-		1,000,000	1,055,638
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2044	AA-		2,090,000	2,202,855
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2046	AA-		1,000,000	1,028,718
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2047	AA-		2,000,000	2,074,168
Los Angeles Dept Arpts - LAX AMT	5.25%	5/15/2048	AA-		2,000,000	2,112,172
Los Angeles Harbor AMT	5.00%	8/1/2036	AA		1,000,000	1,034,038
Ontario Intl Airport (AGM)	5.00%	5/15/2046	AA		1,500,000	1,618,432
Riverside Co Trsp Commn	Zero Coupon	6/1/2028	NR		465,000	394,174
Riverside Co Trsp Commn	Zero Coupon	6/1/2028	A		535,000	423,234
Riverside County Transportation Commission	4.00%	6/1/2047	A-		1,625,000	1,502,022
Sacramento Co Arpt	5.00%	7/1/2041	A		1,130,000	1,173,589
San Diego Arpt AMT	5.00%	7/1/2046	A2		1,200,000	1,263,418
San Diego Arpt AMT	5.00%	7/1/2047	A		2,000,000	2,062,379
San Francisco Arpt AMT	5.00%	5/1/2031	A1		6,500,000	7,211,456
San Francisco Arpt AMT	5.00%	5/1/2040	A1		1,500,000	1,538,805

See Notes to Schedule of Investments.	121

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
San Francisco Arpt AMT	5.00%		5/1/2045	A1		$1,515,000	$1,580,797
San Francisco Arpt AMT	5.00%		5/1/2050	A1		4,000,000	4,155,386
San Francisco Arpt AMT	5.00%		5/1/2052	A1		1,000,000	1,049,057
San Francisco Port AMT	5.00%		3/1/2030	Aa3		1,415,000	1,469,954
San Joaquin Hills Trsp Corridor	5.25%		1/15/2044	A-		2,100,000	2,158,997
San Joaquin Hills Trsp Corridor	5.25%		1/15/2049	A-		1,930,000	1,979,381
San Joaquin Hills Trsp Corridor (NPFGC)(FGIC)	Zero Coupon		1/15/2036	Baa2		1,450,000	779,416
San Jose Arpt AMT	5.00%		3/1/2047	A		3,475,000	3,576,658
Total							87,996,170

Utilities 12.22%
Adelanto Util Sys (AGM)	5.00%		7/1/2039	AA		1,335,000	1,442,535
CA Choice Clean Energy - Goldman	4.00%	#(a)	10/1/2052	A2		2,350,000	2,396,976
CA Choice Clean Energy - Morgan Stanley	4.00%	#(a)	2/1/2052	A1		2,025,000	2,025,056
CA Poll Ctl - Poseidon Res†	5.00%		7/1/2039	Baa3		750,000	776,443
CA Poll Ctl - Poseidon Res†	5.00%		11/21/2045	Baa3		2,500,000	2,562,585
Casitas Muni Water Dist (BAM)	5.25%		9/1/2047	AA		1,525,000	1,643,957
Guam Pwr Auth (AGM)	5.00%		10/1/2034	AA		705,000	734,410
Guam Waterworks	5.00%		1/1/2050	A-		600,000	626,693
Long Beach Nat Gas - ML	2.376%	#(a)	11/15/2026	A2		1,000,000	981,792
Long Beach Nat Gas - ML	5.50%		11/15/2037	A2		1,900,000	2,123,234
Los Angeles Dept Wtr & Pwr Sys	5.00%		7/1/2043	Aa2		2,000,000	2,247,000
Los Angeles DWAP - Pwr Sys	5.25%		7/1/2037	Aa2		1,500,000	1,632,437
Los Angeles DWAP - Pwr Sys	5.25%		7/1/2049	Aa2		2,000,000	2,192,790
Los Angeles Wastewater	5.00%		6/1/2044	AA+		1,000,000	1,051,277
Mountain House Util Sys (BAM)	4.00%		12/1/2045	AA		2,720,000	2,541,128
MSR Energy Auth - Citi	6.50%		11/1/2039	BBB+		2,625,000	3,245,102
MSR Energy Auth - Citi	7.00%		11/1/2034	BBB+		5,000,000	6,226,856
PR Aqueduct & Swr Auth†	5.00%		7/1/2030	NR		750,000	782,085
PR Aqueduct & Swr Auth†	5.00%		7/1/2047	NR		500,000	502,941
PR Elec Pwr Auth(b)(e)	5.25%		7/1/2024	D	(d)	255,000	216,750	(c)
PR Elec Pwr Auth(b)(e)	5.25%		7/1/2033	D	(d)	115,000	97,750	(c)
PR Elec Pwr Auth(b)(e)	7.00%		7/1/2040	D	(d)	450,000	398,250
San Diego Water	5.00%		8/1/2043	Aa3		1,000,000	1,096,758
San Francisco Pub Utils Commn	4.00%		10/1/2043	AA		1,250,000	1,239,008
Silicon Valley Clean Wtr	4.00%		8/1/2046	AA		1,500,000	1,447,012
Southern CA Pub Pwr Auth - Apex	5.00%		7/1/2038	AA-		1,000,000	1,049,114

122	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

CALIFORNIA TAX FREE FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
Southern CA Pub Pwr Auth - Goldman Sachs	2.332% (3 Mo. LIBOR * .67 + 1.47%	)#	11/1/2038	A2		$770,000	$669,271
Southern CA Pub Pwr Auth - Goldman Sachs	5.00%		11/1/2033	A2		5,575,000	5,991,028
Stockton PFA - Wastewater (BAM)	5.00%		9/1/2029	AA		1,000,000	1,047,236
Transbay Pwr Auth	5.00%		10/1/2025	BBB+	(d)	1,130,000	1,195,754
Transbay Pwr Auth	5.00%		10/1/2027	BBB+	(d)	1,245,000	1,345,845
Transbay Pwr Auth	5.00%		10/1/2029	BBB+	(d)	1,370,000	1,495,815
Transbay Pwr Auth	5.00%		10/1/2031	BBB+	(d)	765,000	828,734
Transbay Pwr Auth	5.00%		10/1/2032	BBB+	(d)	1,090,000	1,176,667
Transbay Pwr Auth	5.00%		10/1/2034	BBB+	(d)	300,000	321,931
Transbay Pwr Auth	5.00%		10/1/2035	BBB+	(d)	200,000	213,534
Transbay Pwr Auth	5.00%		10/1/2038	BBB+	(d)	650,000	683,989	(c)
Total							56,249,743
Total Investments in Securities 98.50% (cost $483,283,154)							453,259,563
Other Assets and Liabilities – Net(f) 1.50%							6,907,039
Net Assets 100.00%							$460,166,602

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
COP	Certificates of Participation.
FGIC	Insured by - Financial Guaranty Insurance Company.
LIBOR	London Interbank Offered Rate.
NPFGC	Insured by - National Public Finance Guarantee Corporation.
NR	Not Rated.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2022.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2022, the total value of Rule 144A securities was $27,084,464, which represents 5.89% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Securities purchased on a when-issued basis.
(c)	Level 3 Investment as described in Note2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	This investment has been rated by Fitch IBCA.
(e)	Defaulted (non-income producing security).

See Notes to Schedule of Investments.	123

Schedule of Investments (unaudited)(concluded)

CALIFORNIA TAX FREE FUND June 30, 2022

(f)	Other Assets and Liabilities - Net include net unrealized depreciation on futures contracts as follows:

Open Futures Contracts at June 30, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	September 2022	34	Short	$(4,591,134)	$(4,713,250)	$(122,116)

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Education	$–	$41,588,195	$472,757	$42,060,952
Health Care	–	60,885,831	961,875	61,847,706
Utilities	–	55,251,254	998,489	56,249,743
Remaining Industries	–	293,101,162	–	293,101,162
Total	$–	$450,826,442	$2,433,121	$453,259,563
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(122,116)	–	–	(122,116)
Total	$(122,116)	$–	$–	$(122,116)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuer and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

124	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

NEW JERSEY TAX FREE FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 97.57%

MUNICIPAL BONDS 97.57%

Corporate-Backed 3.25%
Gloucester Co Poll Ctl - Logan AMT	5.00%	12/1/2024	NR	$130,000	$135,971
NJ EDA - Continental Airlines	5.25%	9/15/2029	Ba3	1,675,000	1,694,343
NJ EDA - Continental Airlines	5.50%	6/1/2033	Ba3	650,000	654,902
NJ EDA - Goethals Brdg AMT	5.00%	7/1/2023	BBB+	70,000	71,416
NJ EDA - Goethals Brdg AMT	5.00%	1/1/2028	BBB+	100,000	102,064
NJ EDA - Goethals Brdg AMT (AGM)	5.00%	1/1/2031	AA	225,000	229,687
NJ Infra Bank - Environmental Infra	2.125%	9/1/2046	AAA	400,000	265,953
Salem Co Poll Ctl - Chambers AMT	5.00%	12/1/2023	NR	500,000	514,215
Total					3,668,551

Education 8.22%
Gloucester Co Impt Auth - Rowan Univ (BAM)	4.00%	7/1/2051	AA	650,000	619,231
Gloucester Co Impt Auth - Rowan Univ GTD	5.00%	7/1/2044	Aa1	370,000	403,219
NJ Ed Facs - NJ City Univ (AGM)	5.00%	7/1/2030	AA	840,000	903,835
NJ Ed Facs - Ramapo College (AGM)	4.00%	7/1/2041	AA	545,000	538,193
NJ Ed Facs - Ramapo College (AGM)	4.00%	7/1/2052	AA	500,000	481,439
NJ Ed Facs - Seton Hall Univ	4.00%	7/1/2046	BBB+	545,000	493,717
NJ Ed Facs - Seton Hall Univ (AGM)	3.25%	7/1/2049	AA	400,000	326,653
NJ Ed Facs - Stockton Univ	5.00%	7/1/2034	BBB+	325,000	336,529
NJ Ed Facs - Stockton Univ	5.00%	7/1/2041	Baa1	800,000	825,196
NJ Ed Facs - William Paterson Univ (AGM)	3.00%	7/1/2039	AA	250,000	207,837
NJ Ed Facs - William Paterson Univ (AGM)	3.00%	7/1/2040	AA	250,000	205,947
NJ EDA - Montclair St Univ (AGM)	5.00%	6/1/2042	AA	500,000	534,030
NJ EDA - NJ City Univ (AGM)	4.00%	7/1/2036	AA	745,000	745,925
NJ EDA - Stevens Inst Tech	3.00%	7/1/2050	BBB+	1,005,000	710,419
NJ EDA - Stevens Inst Tech	4.00%	7/1/2050	BBB+	200,000	178,468
NJ Higher Ed Assistance Auth AMT	2.50%	12/1/2040	AA	500,000	450,118
NJ Higher Ed Assistance Auth AMT	3.25%	12/1/2039	Aa1	650,000	585,206
NJ Higher Ed Assistance Auth AMT	4.125%	12/1/2024	Aaa	200,000	201,626
NJ Inst of Tech	5.00%	7/1/2033	A1	170,000	189,086
Rutgers State Univ	5.00%	5/1/2028	Aa3	300,000	337,693
Total					9,274,367

See Notes to Schedule of Investments.	125

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Financial Services 0.19%
NJ Higher Ed Assistance Auth AMT	5.00%		12/1/2028	Aaa	$200,000	$217,903

General Obligation 11.46%
Atlantic City GO (AGM)	5.00%		3/1/2037	AA	540,000	584,713
Atlantic City GO (BAM)	5.00%		3/1/2042	AA	750,000	800,298
Cumberland Co Impt Auth (BAM)	4.00%		10/1/2048	AA	750,000	730,821
Essex Co GO GTD	4.00%		11/1/2049	Aaa	1,125,000	1,122,650
Gloucester Co Impt Auth - Rowan Univ GTD	4.00%		7/1/2048	Aa1	510,000	486,905
Hudson Cnty NJ GO	2.00%		11/15/2035	AA	920,000	704,403
Hudson Co Impt Auth - Solid Waste GTD	4.00%		1/1/2040	AA	500,000	502,298
Jersey City GO	5.00%		11/1/2033	AA-	135,000	148,562
Mercer Cnty GO	4.00%		4/1/2031	AA+	200,000	213,019
Mercer Co GO	4.00%		3/15/2040	AA+	190,000	188,112
Newark GO (AGM)	4.00%		10/1/2035	AA	250,000	250,254
Newark GO (AGM)	4.00%		10/1/2037	AA	275,000	273,854
Newark Housing Authority	4.00%		1/1/2037	AA-	550,000	554,296
NJ State GO	2.50%		6/1/2038	A2	1,020,000	807,225
NJ State GO	4.00%		6/1/2031	A2	1,370,000	1,446,743
NJ State GO	4.00%		6/1/2032	A2	820,000	863,527
NJ State GO	5.00%		6/1/2027	A2	185,000	196,756
NJ State GO	5.00%		6/1/2027	A2	680,000	750,074
PR Comwlth GO(a)	Zero Coupon		7/1/2024	NR	13,686	12,533
PR Comwlth GO	Zero Coupon		7/1/2033	NR	52,676	29,665
PR Comwlth GO	Zero Coupon	#(b)	11/1/2043	NR	203,468	101,480
PR Comwlth GO	4.00%		7/1/2033	NR	40,933	37,602
PR Comwlth GO	4.00%		7/1/2035	NR	36,793	33,048
PR Comwlth GO	4.00%		7/1/2037	NR	31,578	28,029
PR Comwlth GO(a)	5.25%		7/1/2023	NR	22,857	23,278
PR Comwlth GO	5.375%		7/1/2025	NR	45,588	47,372
PR Comwlth GO	5.625%		7/1/2027	NR	45,175	48,118
PR Comwlth GO	5.625%		7/1/2029	NR	44,442	47,803
PR Comwlth GO	5.75%		7/1/2031	NR	43,166	47,240
Rutherford BOE	2.50%		12/15/2034	AA-	1,000,000	858,804
Union Co Util Auth - Covanta GTD AMT	4.75%		12/1/2031	AA+	990,000	991,301
Total						12,930,783

Health Care 15.04%
Camden Co Impt Auth - Cooper Hlth	5.00%		2/15/2030	BBB+	530,000	541,470
Camden Co Impt Auth - Cooper Hlth	5.00%		2/15/2032	BBB+	500,000	509,276

126	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Health Care (continued)
Camden Co Impt Auth - Cooper Hlth	5.75%	2/15/2042	BBB+	$425,000	$430,693
NJ EDA - Bancroft Neuro	5.00%	6/1/2036	NR	220,000	222,164
NJ Health - RWJ Barnabas Health	4.00%	7/1/2045	AA-	500,000	490,503
NJ Hlth - AHS Hsp Corp	5.00%	7/1/2030	AA-	105,000	114,099
NJ Hlth - AHS Hsp Corp	5.00%	7/1/2031	AA-	125,000	134,635
NJ Hlth - Atlanticare	2.375%	7/1/2046	AA-	695,000	463,490
NJ Hlth - Hackensack Meridian Hlth	5.00%	7/1/2027	AA-	315,000	352,398
NJ Hlth - Hackensack Meridian Hlth	5.00%	7/1/2029	AA-	675,000	744,116
NJ Hlth - Hackensack Meridian Hlth	5.00%	7/1/2031	AA-	640,000	695,949
NJ Hlth - Hackensack Meridian Hlth	5.00%	7/1/2033	AA-	260,000	278,266
NJ Hlth - Inspira Hlth	4.00%	7/1/2047	A2	830,000	784,959
NJ Hlth - Inspira Hlth	5.00%	7/1/2034	A2	250,000	264,723
NJ Hlth - Inspira Hlth	5.00%	7/1/2035	A2	460,000	485,115
NJ Hlth - Inspira Hlth	5.00%	7/1/2042	A2	635,000	663,514
NJ Hlth - Princeton Hlth	5.00%	7/1/2039	AA	1,000,000	1,053,167
NJ Hlth - RWJ Barnabas	3.00%	7/1/2051	AA-	1,000,000	796,301
NJ Hlth - RWJ Barnabas	4.00%	7/1/2051	AA-	485,000	464,371
NJ Hlth - RWJ Barnabas	5.00%	7/1/2033	AA-	580,000	617,132
NJ Hlth - RWJ Barnabas	5.00%	7/1/2043	AA-	865,000	900,097
NJ Hlth - St Josephs Hlth	4.00%	7/1/2048	BBB-	1,200,000	1,070,883
NJ Hlth - St Josephs Hlth	5.00%	7/1/2027	BBB-	100,000	106,356
NJ Hlth - St Josephs Hlth	5.00%	7/1/2041	BBB-	750,000	761,764
NJ Hlth - St Peters Univ Hsp	5.75%	7/1/2037	BBB-	590,000	590,638
NJ Hlth - Trinitas Hsp	5.00%	7/1/2030	NR	245,000	269,501
NJ Hlth - Univ Hosp (AGM)	5.00%	7/1/2046	AA	1,000,000	1,021,888
NJ Hlth Fin Auth - Valley Health	4.00%	7/1/2044	A	1,055,000	998,964
NJ Hlth Fin Auth - Valley Health	5.00%	7/1/2028	A	740,000	809,135
NJ Hlth Fin Auth - Valley Health	5.00%	7/1/2030	A	315,000	344,155
Total					16,979,722

Housing 0.91%
Essex Co Imp Auth - NJIT Stud Hsg (BAM)	4.00%	8/1/2051	AA	1,020,000	938,039
NJ Hsg and Mtg Fin Auth	3.15%	5/1/2053	AA-	100,000	85,343
Total					1,023,382

Lease Obligations 18.34%
Gloucester Co Impt Auth - Rowan Univ (AGM)	5.00%	11/1/2029	AA	250,000	271,975
Gloucester Co Impt Auth - Rowan Univ (AGM)	5.00%	11/1/2030	AA	290,000	314,875
New Jersey Economic Development Authority	5.00%	6/15/2035	A3	640,000	666,416

See Notes to Schedule of Investments.	127

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Lease Obligations (continued)
NJ Ed Facs - Higher Ed Cap Impt	5.00%	9/1/2033	A3	$1,060,000	$1,083,907
NJ Ed Facs - Higher Ed Cap Impt	5.00%	9/1/2036	A3	535,000	555,120
NJ Ed Facs - Higher Ed Cap Impt	5.50%	9/1/2033	A3	410,000	434,977
NJ EDA - Bldgs	5.00%	6/15/2047	A3	540,000	558,823
NJ EDA - Goethals Brdg AMT	5.375%	1/1/2043	BBB+	1,560,000	1,585,332
NJ EDA - Goethals Brdg AMT	5.625%	1/1/2052	BBB+	210,000	213,698
NJ EDA - Sch Facs	4.00%	6/15/2049	A3	1,390,000	1,270,297
NJ EDA - Sch Facs	5.00%	6/15/2029	A3	500,000	533,011
NJ EDA - Sch Facs	5.00%	6/15/2034	A3	390,000	397,600
NJ EDA - Sch Facs	5.00%	6/15/2042	BBB+	505,000	523,814
NJ EDA - Sch Facs	5.00%	6/15/2048	A3	500,000	517,776
NJ EDA - State House Proj	5.00%	6/15/2035	A3	750,000	789,860
NJ Hlth - Hsp Asset Trans	5.00%	10/1/2038	A3	520,000	536,821
NJ Trans Trust Fund	Zero Coupon	12/15/2031	A3	1,980,000	1,344,573
NJ Trans Trust Fund	Zero Coupon	12/15/2038	A3	1,120,000	519,168
NJ Trans Trust Fund	4.00%	12/15/2039	A3	1,145,000	1,120,603
NJ Trans Trust Fund	4.00%	6/15/2050	A3	1,360,000	1,240,805
NJ Trans Trust Fund	4.25%	12/15/2038	A3	470,000	473,280
NJ Trans Trust Fund	4.75%	6/15/2038	A3	980,000	996,791
NJ Trans Trust Fund	5.00%	6/15/2030	A+	545,000	580,820
NJ Trans Trust Fund	5.00%	6/15/2031	A+	400,000	424,912
NJ Trans Trust Fund	5.00%	12/15/2036	A3	530,000	556,932
NJ Trans Trust Fund	5.00%	6/15/2038	A3	1,380,000	1,404,095
NJ Trans Trust Fund	5.25%	6/15/2041	A3	205,000	211,325
NJ Trans Trust Fund	5.25%	6/15/2043	A3	720,000	757,635
Salem Co Impr Auth (AGM)	4.00%	8/15/2042	AA	350,000	330,666
Salem Co Impr Auth (AGM)	4.00%	8/15/2048	AA	525,000	486,889
Total					20,702,796

Other Revenue 0.33%
Middlesex Co Impt Auth - Heldrich Ctr	6.25%	1/1/2037	NR	1,300,000	26,000
NJ EDA - Bancroft Neuro	5.00%	6/1/2041	NR	350,000	350,968
Total					376,968

Special Tax 0.88%
NJ EDA - Kapkowski Rd Landfill	6.50%	4/1/2028	Ba1	648,943	656,118
NJ Infra Bank - Environmental Infra	2.00%	9/1/2046	AAA	520,000	335,796
Total					991,914

128	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue 5.04%
Casino Reinv Dev Auth	5.25%	11/1/2039	Baa2	$525,000	$540,579
Casino Reinv Dev Auth (AGM)	5.00%	11/1/2032	AA	500,000	520,330
Garden St Preservation Trust (AGM)	5.75%	11/1/2028	AA	1,205,000	1,351,383
Guam - Business Privilege Tax	4.00%	1/1/2042	Ba1	250,000	221,434
NJ Trans Trust Fund	3.00%	6/15/2050	A3	400,000	295,927
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR	18,000	13,588
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR	235,000	159,436
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR	646,000	389,307
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR	2,675,000	535,267
PR Corp Sales Tax	4.329%	7/1/2040	NR	96,000	90,391
PR Corp Sales Tax	4.329%	7/1/2040	NR	492,000	463,253
PR Corp Sales Tax	4.536%	7/1/2053	NR	18,000	16,843
PR Corp Sales Tax	4.55%	7/1/2040	NR	19,000	18,349
PR Corp Sales Tax	4.55%	7/1/2040	NR	380,000	366,987
PR Corp Sales Tax	4.75%	7/1/2053	NR	267,000	257,205
PR Corp Sales Tax	4.784%	7/1/2058	NR	40,000	38,307
PR Corp Sales Tax	5.00%	7/1/2058	NR	420,000	413,901
Total					5,692,487

Tobacco 3.01%
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2046	BB+	2,350,000	2,351,079
Tobacco Settlement Fin Corp NJ	5.25%	6/1/2046	BBB+	1,000,000	1,040,577
Total					3,391,656

Transportation 22.90%
Delaware River & Bay Auth	4.00%	1/1/2044	A1	850,000	846,520
Delaware River Port Auth	5.00%	1/1/2040	A+	520,000	550,708
Delaware River Toll Brdg Commn	3.00%	7/1/2049	A1	1,025,000	805,699
Delaware River Toll Brdg Commn	4.00%	7/1/2047	A1	1,230,000	1,216,838
Delaware River Toll Brdg Commn	5.00%	7/1/2030	A1	280,000	307,869
NJ EDA - Goethals Brdg AMT (AGM)	5.125%	1/1/2039	AA	925,000	942,186
NJ EDA - Port Newark AMT	5.00%	10/1/2047	Baa2	930,000	952,296
NJ EDA - Transit	4.00%	11/1/2044	A3	275,000	256,284
NJ Tpk Auth	4.00%	1/1/2043	AA-	1,015,000	1,011,922
NJ Tpk Auth	4.00%	1/1/2048	AA-	1,000,000	981,055
NJ Tpk Auth	5.00%	1/1/2030	AA-	510,000	554,068
NJ Tpk Auth	5.00%	1/1/2030	AA-	585,000	645,938
NJ Tpk Auth	5.00%	1/1/2033	AA-	675,000	737,235
NJ Tpk Auth	5.00%	1/1/2034	AA-	510,000	537,150

See Notes to Schedule of Investments.	129

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Transportation (continued)
NJ Tpk Auth	5.00%		1/1/2034	AA-	$615,000	$661,703
NJ Tpk Auth	5.00%		1/1/2035	AA-	515,000	549,521
NJ Tpk Auth	5.00%		1/1/2037	AA-	340,000	368,864
NJ Tpk Auth (AGM)	5.25%		1/1/2028	AA	810,000	918,771
NJ Trans Trust Fund	4.00%		6/15/2046	A3	125,000	115,319
NJ Trans Trust Fund	4.00%		6/15/2050	A3	1,080,000	985,345
NJ Trans Trust Fund	5.00%		6/15/2028	A+	1,000,000	1,075,648
Port Auth NY & NJ	4.00%		7/15/2040	AA-	605,000	601,226
Port Auth NY & NJ	4.00%		9/1/2043	AA-	850,000	841,359
Port Auth NY & NJ	5.00%		11/15/2033	AA-	500,000	545,610
Port Auth NY & NJ	5.00%		10/15/2035	AA-	500,000	540,807
Port Auth NY & NJ	5.00%		7/15/2038	AA-	420,000	462,823
Port Auth NY & NJ	5.00%		11/15/2047	AA-	575,000	618,592
Port Auth NY & NJ AMT	4.00%		9/1/2043	AA-	950,000	891,541
Port Auth NY & NJ AMT	5.00%		9/15/2029	AA-	320,000	347,399
Port Auth NY & NJ AMT	5.00%		9/15/2032	AA-	505,000	542,128
Port Auth NY & NJ AMT	5.00%		11/15/2032	AA-	500,000	527,426
Port Auth NY & NJ AMT	5.00%		9/15/2033	AA-	560,000	599,365
Port Auth NY & NJ AMT	5.00%		10/15/2036	AA-	1,190,000	1,223,073
Port Auth NY & NJ AMT	5.00%		11/15/2041	AA-	500,000	521,682
South Jersey Port Corp AMT	5.00%		1/1/2048	Baa1	500,000	505,488
South Jersey Trans Auth	5.00%		11/1/2039	BBB+	530,000	537,869
South Jersey Trans Auth (BAM)	4.00%		11/1/2050	AA	1,080,000	978,304
South Jersey Trans Auth (BAM)	5.00%		11/1/2045	AA	500,000	540,264
Total						25,845,895

Utilities 8.00%
Guam Pwr Auth (AGM)	5.00%		10/1/2034	AA	400,000	416,687
Guam Waterworks	5.00%		7/1/2036	A-	100,000	104,427
Guam Waterworks	5.00%		1/1/2050	A-	300,000	313,347
NJ EDA - Middlesex Water AMT	4.00%		8/1/2059	A+	500,000	462,786
NJ EDA - Nat Gas	3.50%		4/1/2042	A1	1,655,000	1,484,876
NJ EDA - Nat Gas AMT	3.00%		8/1/2041	A1	1,000,000	808,578
NJ EDA - NJ American Wtr Co AMT	2.20%	#(b)	10/1/2039	A+	500,000	441,532
NJ EDA - UMM Energy AMT	4.75%		6/15/2032	Baa2	1,000,000	1,000,476
NJ Infra Bank-NJ-Am Wtr Co AMT	4.00%		9/1/2036	AAA	335,000	343,640
NJ Infra Bank-NJ-Am Wtr Co AMT	4.00%		9/1/2047	AAA	1,500,000	1,476,856
NJ Tpk Auth	5.00%		1/1/2031	AA-	510,000	560,979

130	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW JERSEY TAX FREE FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Utilities (continued)
Passaic Valley Swr (AGM)	3.00%	12/1/2038	AA		$1,000,000	$852,943
PR Aqueduct & Swr Auth†	5.00%	7/1/2030	NR		250,000	260,695
PR Aqueduct & Swr Auth†	5.00%	7/1/2047	NR		250,000	251,471
PR Elec Pwr Auth(c)	5.00%	7/1/2037	D	(d)	110,000	93,500	(e)
PR Elec Pwr Auth(c)	5.75%	7/1/2036	D	(d)	75,000	64,312	(e)
PR Elec Pwr Auth(c)	7.00%	7/1/2040	D	(d)	100,000	88,500
Total						9,025,605
Total Investments in Securities 97.57% (cost $117,982,891)						110,122,029
Other Assets and Liabilities – Net(f) 2.43%						2,737,408
Net Assets 100.00%						$112,859,437

AGM	Insured by - Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
GTD	Guaranteed.
NR	Not Rated.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2022.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2022, the total value of Rule 144A securities was $512,166, which represents 0.45% of net assets.
(a)	Securities purchased on a when-issued basis.
(b)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(c)	Defaulted (non-income producing security).
(d)	This investment has been rated by Fitch IBCA.
(e)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(f)	Other Assets and Liabilities - Net include net unrealized appreciation on futures contracts as follows:

Open Futures Contracts at June 30, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	September 2022	10	Short	$(1,356,886)	$(1,386,250)	$(29,364)

See Notes to Schedule of Investments.	131

Schedule of Investments (unaudited)(concluded)

NEW JERSEY TAX FREE FUND June 30, 2022

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Utilities	$–	$8,867,793	$157,812	$9,025,605
Remaining Industries	–	101,096,424	–	101,096,424
Total	$–	$109,964,217	$157,812	$110,122,029
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(29,364)	–	–	(29,364)
Total	$(29,364)	$–	$–	$(29,364)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

132	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

NEW YORK TAX FREE FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
LONG-TERM INVESTMENTS 98.77%

MUNICIPAL BONDS 98.77%

Corporate-Backed 10.15%
Brooklyn Arena LDC - Barclays Ctr	Zero Coupon		7/15/2047	Ba1		$250,000	$61,540
Build NYC Res Corp - Pratt Paper AMT†	4.50%		1/1/2025	NR		130,000	131,971
Build NYC Res Corp - Pratt Paper AMT†	5.00%		1/1/2035	NR		250,000	254,324
Liberty Dev Corp - Goldman Sachs	5.25%		10/1/2035	A2		7,215,000	8,107,075
Liberty Dev Corp - Goldman Sachs	5.50%		10/1/2037	A2		3,380,000	3,909,406
Niagara Area Dev Corp - Covanta AMT†	4.75%		11/1/2042	B1		1,750,000	1,610,557
NY Env Facs - Casella Waste AMT	2.75%	#(a)	9/1/2050	B		500,000	474,347
NY Env Facs - Casella Waste AMT†	2.875%	#(a)	12/1/2044	B		1,500,000	1,303,721
NY Liberty Dev Corp - 3 WTC†	5.00%		11/15/2044	NR		8,655,000	8,449,538
NY Liberty Dev Corp - 3 WTC†	5.15%		11/15/2034	NR		750,000	756,248
NY Liberty Dev Corp - 3 WTC†	7.25%		11/15/2044	NR		1,000,000	1,008,032
NY Liberty Dev Corp - 4 WTC	2.10%		11/15/2032	A+		2,520,000	2,047,612
NY Liberty Dev Corp - 4 WTC	2.875%		11/15/2046	A+		7,270,000	5,529,804
NY Liberty Dev Corp - BofA Tower	2.80%		9/15/2069	Baa1		4,630,000	4,185,398
NY Trans Dev Corp - American Airlines AMT	2.25%		8/1/2026	B	(b)	250,000	234,402
NY Trans Dev Corp - American Airlines AMT	3.00%		8/1/2031	B	(b)	1,000,000	914,951
NY Trans Dev Corp - American Airlines AMT	5.25%		8/1/2031	B-		1,550,000	1,615,291
NY Trans Dev Corp - American Airlines AMT	5.375%		8/1/2036	B-		1,025,000	1,091,938
NY Trans Dev Corp - JFK IAT AMT	4.00%		12/1/2038	Baa1		2,370,000	2,217,629
NYC IDA - TRIPS	5.00%		7/1/2028	BBB+		1,825,000	1,827,022
Westchester Co LDC - Miriam Osborn Memorial	5.00%		7/1/2034	A	(b)	200,000	212,265
Total							45,943,071

Education 12.13%
Build NYC Res Corp - Manhattan Clg	5.00%		8/1/2033	A-		1,125,000	1,195,918
Build NYC Res Corp - NY Law	5.00%		7/1/2041	BBB-		1,175,000	1,186,770
Build NYC Res Corp - Packer Collegiate	5.00%		6/1/2040	A2		1,000,000	1,044,221
Dutchess Co LDC - Bard College†	5.00%		7/1/2045	BB+		1,000,000	1,005,226
Dutchess Co LDC - Bard College†	5.00%		7/1/2051	BB+		1,000,000	999,927
Dutchess Co LDC - Culinary Institute	4.00%		7/1/2035	Baa2		1,145,000	1,109,027
Dutchess Co LDC - Culinary Institute	4.00%		7/1/2037	Baa2		965,000	922,298
Dutchess Co LDC - Culinary Institute	4.00%		7/1/2040	Baa2		325,000	303,998
Dutchess Co LDC - Culinary Institute	5.00%		7/1/2033	Baa2		390,000	405,782
Dutchess Co LDC - Culinary Institute	5.00%		7/1/2041	Baa2		200,000	205,485

See Notes to Schedule of Investments.	133

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Education (continued)
Dutchess Co LDC - Culinary Institute	5.00%	7/1/2046	Baa2	$275,000	$281,325
Dutchess Co LDC - Vassar College	5.00%	7/1/2034	Aa3	275,000	296,233
Dutchess Co LDC- Millbrook	4.00%	9/1/2051	A	1,500,000	1,384,513
Hempstead Town LDC - Adelphi Univ	4.00%	2/1/2039	A-	2,165,000	2,114,032
Hempstead Town LDC - Adelphi Univ	5.00%	6/1/2029	A-	490,000	542,648
Hempstead Town LDC - Adelphi Univ	5.00%	6/1/2030	A-	200,000	222,623
Hempstead Town LDC - Adelphi Univ	5.00%	6/1/2031	A-	340,000	380,667
Hempstead Town LDC - Adelphi Univ	5.00%	6/1/2032	A-	330,000	367,714
Hempstead Town LDC - Hofstra Univ	5.00%	7/1/2042	A	545,000	574,006
Hempstead Town LDC - Molloy Clg	5.00%	7/1/2034	BBB	825,000	862,799
Hempstead Town LDC - Molloy Clg	5.00%	7/1/2037	BBB	630,000	656,313
Hempstead Town LDC - Molloy Clg	5.00%	7/1/2039	BBB	555,000	576,608
Monroe Co IDA - Univ of Rochester	5.00%	7/1/2031	AA-	350,000	382,289
New Rochelle LDC - Iona Clg	5.00%	7/1/2028	BBB	205,000	214,071
New Rochelle LDC - Iona Clg	5.00%	7/1/2029	BBB	250,000	260,285
New Rochelle LDC - Iona Clg	5.00%	7/1/2030	BBB	220,000	228,238
New Rochelle LDC - Iona Clg	5.00%	7/1/2031	BBB	200,000	206,747
NY Dorm - Barnard Clg	4.00%	7/1/2034	A3	460,000	463,397
NY Dorm - Barnard Clg	4.00%	7/1/2036	A3	325,000	323,160
NY Dorm - Barnard Clg	4.00%	7/1/2037	A3	710,000	700,817
NY Dorm - Barnard Clg	5.00%	7/1/2028	A3	590,000	623,673
NY Dorm - Fordham Univ	5.00%	7/1/2035	A	550,000	582,386
NY Dorm - Iona Clg	5.00%	7/1/2046	BBB	375,000	388,867
NY Dorm - Mt Sinai Sch Med	5.00%	7/1/2040	A-	2,000,000	2,062,690
NY Dorm - NYU	4.00%	7/1/2045	Aa2	1,000,000	979,550
NY Dorm - NYU	5.00%	7/1/2028	Aa2	1,000,000	1,116,594
NY Dorm - NYU	5.00%	7/1/2029	Aa2	1,000,000	1,111,749
NY Dorm - NYU	5.00%	7/1/2042	Aa2	1,500,000	1,632,784
NY Dorm - Pace Univ	5.00%	5/1/2023	NR	20,000	20,557
NY Dorm - Pace Univ	5.00%	5/1/2023	BBB-	905,000	922,856
NY Dorm - PIT	5.00%	2/15/2039	AA+	1,000,000	1,070,435
NY Dorm - PIT	5.00%	2/15/2041	NR	5,000	5,635
NY Dorm - PIT	5.00%	2/15/2041	AA+	2,995,000	3,207,061
NY Dorm - Pratt Institute	5.00%	7/1/2039	A2	1,010,000	1,059,101
NY Dorm - St Johns Univ	5.00%	7/1/2027	A-	250,000	264,436
NY Dorm - SUNY Empire Commons	5.00%	5/1/2030	A	350,000	364,793
NY Dorm - SUNY Empire Commons	5.00%	5/1/2032	A	250,000	258,855
NY Dorm - The New School	4.00%	7/1/2047	A3	500,000	448,688

134	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Education (continued)
NY Dorm - The New School	5.00%	7/1/2028	A3		$780,000	$836,936
NY Dorm - Touro Clg	5.00%	1/1/2047	BBB-	(b)	1,630,000	1,629,877
NY Dorm - Touro Clg	5.25%	1/1/2034	BBB-	(b)	1,225,000	1,243,683
NY Dorm - Yeshiva(c)	Zero Coupon	7/15/2037	BBB-		1,000,000	1,024,902
NY Dorm - Yeshiva(c)	5.00%	7/15/2042	BBB-		1,000,000	1,017,531
NYC IDA - Yankee Stadium (AGM)	3.00%	3/1/2049	AA		2,000,000	1,496,263
Onondaga CDC - Le Moyne College Proj	4.00%	7/1/2038	Baa2		150,000	142,656
Onondaga CDC - Le Moyne College Proj	4.00%	7/1/2040	Baa2		300,000	282,023
Onondaga CDC - Le Moyne College Proj	4.00%	7/1/2041	Baa2		415,000	387,926
Onondaga CDC - Le Moyne College Proj	5.00%	7/1/2035	Baa2		365,000	390,665
Onondaga CDC - Le Moyne College Proj	5.00%	7/1/2036	Baa2		465,000	496,798
Onondaga CDC - Le Moyne College Proj	5.00%	7/1/2046	Baa2		600,000	627,153
Schenectady Co - Union Clg	5.25%	7/1/2052	A1		520,000	564,642
St Lawrence IDA - Clarkson Univ	5.00%	9/1/2037	Baa1		455,000	488,617
St Lawrence IDA - Clarkson Univ	5.00%	9/1/2038	Baa1		475,000	508,437
St Lawrence IDA - Clarkson Univ	5.00%	9/1/2041	Baa1		160,000	170,197
Troy Cap Res Corp - RPI	4.00%	9/1/2031	A3		250,000	256,214
Troy Cap Res Corp - RPI	4.00%	9/1/2034	A3		835,000	828,349
Troy Cap Res Corp - RPI	4.00%	9/1/2035	A3		370,000	362,099
Troy Cap Res Corp - RPI	4.00%	9/1/2036	A3		1,140,000	1,104,094
Troy Cap Res Corp - RPI	4.00%	9/1/2040	A3		1,000,000	931,264
Troy Cap Res Corp - RPI	5.00%	8/1/2032	A3		1,415,000	1,484,965
Univ of Rochester	4.00%	7/1/2043	AA-		1,000,000	969,313
Westchester Co LDC - Miriam Osborn Memorial	5.00%	7/1/2042	A	(b)	450,000	475,271
Westchester Co LDC - Sarah Lawrence College	4.00%	6/1/2033	BBB-		1,710,000	1,684,652
Total						54,942,374

General Obligation 6.98%
City of Syracuse	4.00%	5/15/2034	A+		725,000	742,068
Erie CO GO	5.00%	9/15/2028	AA-		275,000	297,629
Jefferson Co - Samaritan Med Ctr	5.00%	11/1/2037	BB		2,000,000	2,080,665
Long Beach GO (BAM)(c)	5.25%	7/15/2034	AA		510,000	558,352
Long Beach GO (BAM)(c)	5.25%	7/15/2035	AA		400,000	436,200
Long Beach GO (BAM)(c)	5.25%	7/15/2036	AA		300,000	325,967
Long Beach GO (BAM)(c)	5.25%	7/15/2037	AA		325,000	351,934
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2027	AA		1,000,000	1,060,626
NYC GO	4.00%	8/1/2034	AA		3,000,000	3,024,507
NYC GO	4.00%	8/1/2037	AA		2,000,000	1,994,016

See Notes to Schedule of Investments.	135

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
General Obligation (continued)
NYC GO	5.00%		8/1/2026	AA		$1,000,000	$1,107,044
NYC GO	5.00%		8/1/2026	AA		1,750,000	1,887,827
NYC GO	5.00%		8/1/2027	AA		1,700,000	1,813,842
NYC GO	5.00%		8/1/2029	AA		3,000,000	3,255,311
NYC GO	5.00%		10/1/2039	AA		1,000,000	1,077,215
NYC GO	5.00%		8/1/2043	AA		1,370,000	1,480,621
NYC GO	5.00%		3/1/2044	AA		3,000,000	3,261,292
NYC GO	5.00%		12/1/2044	AA		2,535,000	2,709,606
NYC GO	5.00%		4/1/2045	AA		1,380,000	1,464,683
NYC GO	5.50%		5/1/2044	AA		500,000	573,144
PR Comwlth GO	Zero Coupon		7/1/2024	NR		63,475	58,127
PR Comwlth GO	Zero Coupon		7/1/2033	NR		244,309	137,586
PR Comwlth GO	Zero Coupon	#(a)	11/1/2043	NR		943,648	470,644
PR Comwlth GO	4.00%		7/1/2033	NR		189,842	174,393
PR Comwlth GO	4.00%		7/1/2035	NR		170,642	153,272
PR Comwlth GO	4.00%		7/1/2037	NR		146,457	129,999
PR Comwlth GO	5.25%		7/1/2023	NR		106,010	107,962
PR Comwlth GO	5.375%		7/1/2025	NR		211,432	219,708
PR Comwlth GO	5.625%		7/1/2027	NR		209,517	223,168
PR Comwlth GO	5.625%		7/1/2029	NR		206,118	221,706
PR Comwlth GO	5.75%		7/1/2031	NR		200,202	219,098
Total							31,618,212

Health Care 11.99%
Brookhaven Co - Jefferson’s Ferry Proj	4.00%		11/1/2045	BBB	(b)	1,000,000	946,176
Brookhaven Co - Jefferson’s Ferry Proj	4.00%		11/1/2055	BBB	(b)	1,000,000	910,848
Brookhaven Co - Long Island Cmnty Hospital	3.375%		10/1/2040	A-		365,000	294,657
Brookhaven Co - Long Island Cmnty Hospital	4.00%		10/1/2045	A-		1,865,000	1,695,725
Brookhaven Co - Long Island Cmnty Hospital	5.00%		10/1/2050	A-		1,000,000	1,041,368
Broome Co - United Health Services (AGM)	3.00%		4/1/2036	AA		1,030,000	871,130
Broome Co - United Health Services (AGM)	3.00%		4/1/2037	AA		1,500,000	1,250,806
Buffalo & Erie IDC - Catholic Hlth	5.00%		7/1/2025	BB+		300,000	309,061
Buffalo & Erie IDC - Orchard Park	5.00%		11/15/2037	BBB	(b)	1,000,000	1,024,468
Dutchess Co LDC - Health Quest	5.00%		7/1/2035	A-		1,765,000	1,823,653
Dutchess Co LDC - Nuvance Hlth	4.00%		7/1/2044	A-		1,250,000	1,131,948
Dutchess Co LDC - Nuvance Hlth	4.00%		7/1/2049	A-		2,120,000	1,891,424
Genesee Co- Rochester Reg Hlth	5.25%		12/1/2052	BBB+		1,000,000	1,034,045
Monroe Co IDA - Rochester General Hospital	4.00%		12/1/2035	BBB+		500,000	470,305

136	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Health Care (continued)
Monroe Co IDA - Rochester General Hospital	4.00%	12/1/2036	BBB+		$425,000	$399,821
Monroe Co IDA - Rochester General Hospital	5.00%	12/1/2034	BBB+		250,000	257,949
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2027	A-		625,000	649,243
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2028	A-		2,045,000	2,114,596
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2033	A-		600,000	613,379
Niagara Area Dev Corp - Catholic Hlth	5.00%	7/1/2052	BB+		1,000,000	933,983
NY Dorm - Catholic Hlth	4.00%	7/1/2045	BB+		2,895,000	2,225,728
NY Dorm - Catholic Hlth	5.00%	7/1/2032	BB+		500,000	500,340
NY Dorm - Maimondes Med Ctr	3.00%	2/1/2050	AA+		1,000,000	778,423
NY Dorm - Montefiore	4.00%	8/1/2036	BBB-		475,000	438,904
NY Dorm - Montefiore	4.00%	8/1/2037	BBB-		1,820,000	1,671,174
NY Dorm - Montefiore	4.00%	8/1/2038	BBB-		1,520,000	1,387,921
NY Dorm - Montefiore	4.00%	9/1/2050	BBB-		4,000,000	3,369,640
NY Dorm - Montefiore	5.00%	8/1/2033	BBB-		1,080,000	1,106,214
NY Dorm - Montefiore	5.00%	8/1/2034	BBB-		390,000	398,775
NY Dorm - Montefiore	5.00%	8/1/2035	BBB-		525,000	535,981
NY Dorm - Northwell Health	4.00%	5/1/2045	A-		2,000,000	1,888,531
NY Dorm - Northwell Health	5.00%	5/1/2028	A-		1,000,000	1,055,196
NY Dorm - Northwell Health	5.00%	5/1/2038	A-		980,000	1,064,665
NY Dorm - NYU Langone	5.00%	7/1/2032	A+		810,000	863,264
NY Dorm - NYU Langone	5.00%	7/1/2033	A+		760,000	808,363
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2026	BBB-		1,000,000	1,052,919
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2029	BBB-		1,900,000	2,014,705
NYC Hlth & Hsp Corp	4.00%	2/15/2045	Aa3		1,250,000	1,226,455
NYC IDA - Yankee Stadium	3.00%	3/1/2049	Baa1		2,000,000	1,401,093
Oneida Co - Mohawk Valley Hlth (AGM)	4.00%	12/1/2049	AA		4,645,000	4,500,072
Southhold LDC - Peconic Landing	5.00%	12/1/2045	BBB-	(b)	1,000,000	1,008,515
Tompkins Co Dev Corp - Kendal Ithaca	5.00%	7/1/2044	BBB+		920,000	939,713
Westchester Co LDC - Westchester Med Ctr	5.00%	11/1/2033	Baa2		1,000,000	1,015,024
Westchester Co LDC - Westchester Med Ctr	5.00%	11/1/2034	Baa2		985,000	997,299
Westchester Co LDC - Westchester Med Ctr	5.00%	11/1/2046	Baa2		2,240,000	2,240,839
Westchester Co LDC - Westchester Med Ctr	6.00%	11/1/2030	Baa2		105,000	105,169
Westchester Co LDC - Westchester Med Ctr	6.125%	11/1/2037	Baa2		40,000	40,100
Total						54,299,607

Housing 0.96%
NYC HDC	3.35%	11/1/2065	AA+		1,985,000	1,548,524
NYC Hsg - 8 Spruce St	4.50%	2/15/2048	NR		1,000,000	995,709

See Notes to Schedule of Investments.	137

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Housing (continued)
NYS HFA	3.15%	11/1/2054	Aa2	$1,000,000	$776,928
Westchester Co LDC - SUNY Purchase Hsg	5.00%	6/1/2047	BBB	1,000,000	1,004,688
Total					4,325,849

Lease Obligations 2.76%
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2027	AA	1,750,000	1,902,845
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2028	AA	1,050,000	1,139,951
Hudson Yards	5.00%	2/15/2031	Aa2	2,065,000	2,263,044
Hudson Yards	5.00%	2/15/2033	Aa2	1,075,000	1,173,482
NY Dorm- Saint Lawerence-Lewis Boces (BAM)	4.00%	8/15/2050	AA	2,500,000	2,326,972
NYC Eductnl Const	4.00%	4/1/2038	AA-	1,565,000	1,525,517
NYC TFA - Bldg Aid	5.00%	7/15/2035	AA	2,005,000	2,181,122
Total					12,512,933

Other 0.78%
Build NYC Res Corp - Childrens Aid Soc	4.00%	7/1/2044	A+	1,340,000	1,281,603
Build NYC Res Corp - Childrens Aid Soc	4.00%	7/1/2049	A+	2,380,000	2,251,196
Total					3,532,799

Other Revenue 1.38%
Brooklyn Arena LDC - Barclays Ctr	5.00%	7/15/2042	Ba1	3,000,000	3,019,261
Build NYC Res Corp - Shefa School†	5.00%	6/15/2051	NR	1,315,000	1,310,968
NYC Cultural - Lincoln Center	4.00%	12/1/2033	A	1,850,000	1,899,329
Total					6,229,558

Special Tax 1.83%
NYC IDA - Queens Stadium (AGM)	3.00%	1/1/2040	AA	1,975,000	1,642,375
NYC IDA - Queens Stadium (AGM)	3.00%	1/1/2046	AA	1,240,000	957,781
NYC IDA - Yankee Stadium	4.00%	3/1/2045	Baa1	1,800,000	1,651,602
NYC IDA - Yankee Stadium (AGC)	Zero Coupon	3/1/2043	AA	425,000	163,066
NYC IDA - Yankee Stadium (AGC)	Zero Coupon	3/1/2044	AA	640,000	233,106
NYC IDA - Yankee Stadium (AGC)	Zero Coupon	3/1/2047	AA	385,000	120,170
NYC IDA - Yankee Stadium (FGIC)	9.139% (CPI Based)	3/1/2026	Baa1	3,450,000	3,541,444	(d)
Total					8,309,544

Tax Revenue 15.10%
Guam - Business Privilege Tax	4.00%	1/1/2042	Ba1	750,000	664,302
MTA NY - Dedicated Tax	4.00%	11/15/2035	AA	335,000	337,895
MTA NY - Dedicated Tax	5.00%	11/15/2034	AA	1,085,000	1,143,004

138	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Tax Revenue (continued)
MTA NY - Dedicated Tax	5.25%	11/15/2031	AA		$1,215,000	$1,330,318
MTA NY - Dedicated Tax	5.25%	11/15/2032	AA		670,000	730,722
MTA NY - Dedicated Tax	5.25%	11/15/2034	AA		455,000	490,254
NY Dorm - PIT	4.00%	3/15/2043	AA+		5,000,000	4,895,024
NY Dorm - PIT	4.00%	3/15/2048	Aa1		1,935,000	1,883,117
NY Dorm - PIT	5.00%	3/15/2027	AA+		1,250,000	1,337,996
NY Dorm - PIT	5.00%	3/15/2032	Aa1		3,000,000	3,320,338
NY Dorm - PIT	5.00%	2/15/2042	AA+		2,055,000	2,197,239
NY Dorm - PIT	5.00%	3/15/2045	Aa1		2,000,000	2,125,722
NY Dorm - Sales Tax	5.00%	3/15/2043	AA+		2,025,000	2,160,600
NY Dorm - Touro Clg	4.00%	1/1/2043	BBB-	(b)	210,000	180,845
NY Dorm- PIT	4.00%	3/15/2047	Aa1		2,000,000	1,948,217
NY UDC - PIT	4.00%	3/15/2047	AA+		1,650,000	1,592,459
NY UDC - PIT	5.00%	3/15/2033	AA+		2,010,000	2,046,398
NY UDC - PIT	5.00%	3/15/2036	AA+		1,500,000	1,568,078
NY UDC - PIT	5.00%	3/15/2040	AA+		1,000,000	1,076,092
NY UDC Sales Tax	4.00%	3/15/2044	Aa1		1,250,000	1,218,290
NYC TFA - Future Tax	4.00%	8/1/2039	AAA		1,000,000	998,948
NYC TFA - Future Tax	4.00%	11/1/2042	AAA		1,675,000	1,652,404
NYC TFA - Future Tax	4.00%	11/1/2042	AAA		1,500,000	1,479,765
NYC TFA - Future Tax	4.00%	5/1/2043	AAA		2,000,000	1,963,324
NYC TFA - Future Tax	5.00%	11/1/2030	AAA		2,075,000	2,266,869
NYC TFA - Future Tax	5.00%	11/1/2032	AAA		1,555,000	1,692,285
NYC TFA - Future Tax	5.00%	5/1/2035	AAA		1,270,000	1,372,910
NYC TFA - Future Tax	5.00%	8/1/2040	AAA		2,530,000	2,711,105
NYC TFA - Future Tax	5.00%	8/1/2041	AAA		2,975,000	3,181,353
NYC TFA - Future Tax	5.00%	8/1/2042	AAA		2,700,000	2,909,325
NYC TFA - Future Tax	5.00%	2/1/2043	AAA		2,510,000	2,661,005
NYC TFA - Future Tax	5.00%	5/1/2043	AAA		1,400,000	1,487,145
NYC TFA - Future Tax	5.00%	2/1/2047	AAA		2,000,000	2,181,203
PR Corp Sales Tax	Zero Coupon	7/1/2029	NR		163,000	123,043
PR Corp Sales Tax	Zero Coupon	7/1/2031	NR		708,000	480,344
PR Corp Sales Tax	Zero Coupon	7/1/2033	NR		710,000	427,876
PR Corp Sales Tax	Zero Coupon	7/1/2051	NR		7,476,000	1,495,947
PR Corp Sales Tax	4.329%	7/1/2040	NR		489,000	460,428
PR Corp Sales Tax	4.329%	7/1/2040	NR		858,000	807,867
PR Corp Sales Tax	4.536%	7/1/2053	NR		64,000	59,887
PR Corp Sales Tax	4.55%	7/1/2040	NR		153,000	147,760

See Notes to Schedule of Investments.	139

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
Tax Revenue (continued)
PR Corp Sales Tax	4.55%		7/1/2040	NR	$380,000	$366,986
PR Corp Sales Tax	4.75%		7/1/2053	NR	1,199,000	1,155,014
PR Corp Sales Tax	4.784%		7/1/2058	NR	180,000	172,380
PR Corp Sales Tax	5.00%		7/1/2058	NR	1,922,000	1,894,092
Triborough Brdg & Tunl Auth- Payroll Mobility Tax	4.00%		5/15/2046	AA+	2,015,000	1,958,908
Total						68,355,083

Tobacco 3.06%
Erie Co Tobacco	Zero Coupon		6/1/2055	NR	8,000,000	323,564
Erie Co Tobacco†	Zero Coupon		6/1/2060	NR	20,000,000	1,059,046
Monroe Co Tobacco†	Zero Coupon		6/1/2061	NR	10,000,000	353,289
Nassau Co Tobacco	Zero Coupon		6/1/2060	NR	15,000,000	756,909
Nassau Co Tobacco	5.125%		6/1/2046	CCC+	2,085,000	1,946,028
NY Co Tobacco Trust	Zero Coupon		6/1/2060	NR	20,000,000	958,714
Rockland Tobacco†	Zero Coupon		8/15/2060	NR	10,575,000	610,439
Suffolk Tobacco Asset Sec Corp	Zero Coupon		6/1/2066	NR	7,700,000	794,685
TSASC	5.00%		6/1/2034	A-	1,000,000	1,040,519
TSASC	5.00%		6/1/2035	A-	300,000	311,775
TSASC	5.00%		6/1/2036	A-	100,000	103,813
TSASC	5.00%		6/1/2041	A-	545,000	562,627
TSASC	5.00%		6/1/2048	NR	3,300,000	3,143,351
Westchester Tobacco Asset Sec Corp	5.125%		6/1/2051	BB-	1,845,000	1,884,588
Total						13,849,347

Transportation 24.31%
Buffalo & Erie PBA - Peace Bridge	5.00%		1/1/2034	A+	600,000	654,482
MTA NY	4.00%		11/15/2051	A3	3,090,000	2,712,030
MTA NY	4.75%		11/15/2045	A3	3,095,000	3,135,341
MTA NY	5.00%		11/15/2028	A3	865,000	935,196
MTA NY	5.00%		11/15/2029	A3	2,350,000	2,509,108
MTA NY	5.00%		11/15/2029	A3	1,730,000	1,829,654
MTA NY	5.00%		11/15/2030	A3	1,785,000	1,883,461
MTA NY	5.00%		11/15/2030	A3	315,000	334,046
MTA NY	5.00%		11/15/2033	A3	1,815,000	1,905,383
MTA NY	5.00%		11/15/2041	A3	1,050,000	1,076,648
MTA NY	5.00%	#(a)	11/15/2045	A3	2,520,000	2,753,332
MTA NY	5.00%		11/15/2050	A3	2,005,000	2,067,755
MTA NY	5.25%		11/15/2028	A3	3,740,000	3,985,013

140	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
MTA NY	5.25%	11/15/2035	A3		$1,170,000	$1,207,372
MTA NY - Dedicated Tax	5.00%	11/15/2033	AA		1,540,000	1,629,951
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2027	A3		1,000,000	1,032,614
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2036	A3		850,000	897,815
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2038	A3		725,000	760,400
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2039	A3		350,000	366,298
NY Trans Dev Corp - Delta Airlines AMT	4.00%	1/1/2036	Baa3		3,515,000	3,274,249
NY Trans Dev Corp - Delta Airlines AMT	5.00%	1/1/2036	Baa3		2,295,000	2,321,215
NY Trans Dev Corp - Delta Airlines AMT	5.00%	10/1/2040	Baa3		2,645,000	2,666,373
NY Trans Dev Corp - JFK IAT	4.00%	12/1/2041	Baa1		1,000,000	938,761
NY Trans Dev Corp - JFK IAT	4.00%	12/1/2042	Baa1		1,800,000	1,674,196
NY Trans Dev Corp - JFK IAT AMT	4.00%	12/1/2039	Baa1		345,000	320,834
NY Trans Dev Corp - JFK IAT AMT	4.00%	12/1/2040	Baa1		1,325,000	1,224,007
NY Trans Dev Corp - JFK IAT AMT	4.00%	12/1/2041	Baa1		2,810,000	2,572,949
NY Trans Dev Corp - JFK IAT AMT	5.00%	12/1/2034	Baa1		545,000	568,491
NY Trans Dev Corp - JFK IAT AMT	5.00%	12/1/2035	Baa1		1,000,000	1,048,016
NY Trans Dev Corp - JFK IAT AMT	5.00%	12/1/2042	Baa1		500,000	516,867
NY Trans Dev Corp - LaGuardia Airport AMT	4.00%	7/1/2031	Baa3		2,000,000	1,960,714
NY Trans Dev Corp - LaGuardia Airport AMT	4.00%	7/1/2046	Baa3		2,110,000	1,845,042
NY Trans Dev Corp - LaGuardia Airport AMT	5.25%	1/1/2050	Baa3		12,280,000	12,590,679
NY Trans Dev Corp - TOGA AMT	5.00%	1/1/2023	Baa3		1,500,000	1,516,492
NY Twy Auth	4.00%	1/1/2041	A2		1,400,000	1,344,166
NY Twy Auth	5.00%	1/1/2032	A1		150,000	165,457
NY Twy Auth	5.00%	1/1/2036	A1		1,760,000	1,825,011
NYS Thruway - Service Area AMT	4.00%	10/31/2041	BBB-	(b)	860,000	755,625
NYS Thruway - Service Area AMT	4.00%	10/31/2046	BBB-	(b)	1,525,000	1,289,744
NYS Thruway - Service Area AMT	4.00%	4/30/2053	BBB-	(b)	3,335,000	2,728,076
Port Auth NY & NJ	4.00%	7/15/2036	AA-		2,020,000	2,022,083
Port Auth NY & NJ AMT	4.00%	9/1/2043	AA-		5,155,000	4,837,785
Port Auth NY & NJ AMT	5.00%	10/15/2027	AA-		1,485,000	1,623,256
Port Auth NY & NJ AMT	5.00%	9/15/2028	AA-		1,000,000	1,095,826
Port Auth NY & NJ AMT	5.00%	9/15/2029	AA-		250,000	271,405
Port Auth NY & NJ AMT	5.00%	11/15/2031	AA-		3,430,000	3,692,280
Port Auth NY & NJ AMT	5.00%	9/1/2032	AA-		805,000	888,379
Port Auth NY & NJ AMT	5.00%	11/15/2032	AA-		2,850,000	3,006,327
Port Auth NY & NJ AMT	5.00%	9/15/2033	AA-		2,820,000	3,018,233
Port Auth NY & NJ AMT	5.00%	10/15/2033	AA-		1,000,000	1,066,121
Port Auth NY & NJ AMT	5.00%	9/15/2034	AA-		1,030,000	1,099,516

See Notes to Schedule of Investments.	141

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2022

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Transportation (continued)
Port Auth NY & NJ AMT	5.00%	4/1/2036	AA-		$1,080,000	$1,128,607
Port Auth NY & NJ AMT	5.00%	11/15/2041	AA-		2,000,000	2,086,727
Port Auth NY & NJ AMT	5.00%	9/15/2048	AA-		365,000	381,120
Triborough Brdg & Tunl Auth	4.00%	11/15/2044	AA-		2,145,000	2,095,687
Triborough Brdg & Tunl Auth	4.00%	11/15/2048	AA-		2,015,000	1,947,689
Triborough Brdg & Tunl Auth	5.00%	11/15/2038	AA-		1,000,000	1,075,710
Triborough Brdg & Tunl Auth	5.00%	11/15/2047	AA-		1,135,000	1,208,434
Triborough Brdg & Tunl Auth	5.00%	11/15/2051	AA-		2,500,000	2,691,288
Total						110,059,336

Utilities 7.34%
Buffalo Muni Wtr Fin Auth (AGM)	5.00%	7/1/2043	AA		600,000	648,588
Buffalo Muni Wtr Fin Auth (AGM)	5.00%	7/1/2048	AA		1,750,000	1,881,451
Guam Waterworks	5.00%	7/1/2036	A-		400,000	417,710
Guam Waterworks	5.00%	1/1/2050	A-		600,000	626,693
Long Island Power Auth	4.00%	9/1/2038	A		1,500,000	1,494,532
Long Island Power Auth	4.00%	9/1/2039	A		1,050,000	1,045,003
Long Island Power Auth	5.00%	9/1/2034	A		2,000,000	2,090,621
Long Island Power Auth	5.00%	9/1/2039	A		1,000,000	1,036,804
Long Island Power Auth	5.00%	9/1/2047	A		1,115,000	1,203,669
Long Island Power Auth (AGC)	5.25%	9/1/2029	AA		2,000,000	2,320,710
NYC Muni Water	4.00%	6/15/2049	AA+		2,985,000	2,911,593
NYC Muni Water	5.00%	6/15/2035	AA+		1,550,000	1,591,578
NYC Muni Water	5.00%	6/15/2035	AA+		1,675,000	1,759,788
NYC Muni Water	5.00%	6/15/2036	AA+		1,750,000	1,830,410
NYC Muni Water	5.00%	6/15/2036	AA+		2,250,000	2,362,577
NYC Muni Water	5.00%	6/15/2046	AA+		3,140,000	3,366,037
NYC Muni Water	5.00%	6/15/2048	AA+		1,675,000	1,799,329
NYC Muni Water	5.25%	6/15/2037	AA+		1,500,000	1,652,282
NYC Muni Water	5.25%	6/15/2047	AA+		1,000,000	1,095,389
PR Aqueduct & Swr Auth†	5.00%	7/1/2030	NR		500,000	521,390
PR Aqueduct & Swr Auth†	5.00%	7/1/2047	NR		500,000	502,941
PR Elec Pwr Auth(c)(e)	5.75%	7/1/2036	D	(b)	1,250,000	1,071,875	(d)
Total						33,230,970
Total Investments in Securities 98.77% (cost $478,591,353)						447,208,683
Other Assets and Liabilities – Net(f) 1.23%						5,569,035
Net Assets 100.00%						$452,777,718

142	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

NEW YORK TAX FREE FUND June 30, 2022

AGC	Insured by - Assured Guarantee Corp.
AGM	Insured by - Assured Guaranty Municipal Corporation.
AMT	Income from the security may be subject to Alternative Minimum Tax.
BAM	Insured by - Build America Mutual.
CPI	Consumer Price Index: Rate fluctuate based on CPI.
FGIC	Insured by - Financial Guaranty Insurance Company.
NR	Not Rated.
TRIPS	Tax Refund Intercept Programs.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2022, the total value of Rule 144A securities was $22,945,241, which represents 5.07% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2022.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.
(c)	Securities purchased on a when-issued basis.
(d)	Level 3 Investment as described in Note2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	Defaulted (non-income producing security).
(f)	Other Assets and Liabilities - Net include net unrealized depreciation on futures contracts as follows:

Open Futures Contracts at June 30, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	September 2022	42	Short	$(5,698,921)	$(5,822,250)	$(123,329)

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds
Special Tax	$–	$4,768,100	$3,541,444	$8,309,544
Utilities	–	32,159,095	1,071,875	33,230,970
Remaining Industries	–	405,668,169	–	405,668,169
Total	$–	$442,595,364	$4,613,319	$447,208,683
Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(123,329)	–	–	(123,329)
Total	$(123,329)	$–	$–	$(123,329)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuer and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	143

Schedule of Investments (unaudited)(concluded)

NEW YORK TAX FREE FUND June 30, 2022

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2021	$–
Accrued Discounts (Premiums)	(9,644)
Realized Gain (Loss)	–
Change in Unrealized Appreciation (Depreciation)	(236,409)
Purchases	1,250,000
Sales	–
Transfers into Level 3	3,609,372
Transfers out of Level 3	–
Balance as of June 30, 2022	$4,613,319
Change in unrealized appreciation/depreciation for the period ended June 30, 2022, related to Level 3 investments held at June 30, 2022	$(236,409)

144	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

SUSTAINABLE MUNICIPAL BOND FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 92.41%

MUNICIPAL BONDS 92.41%

Corporate-Backed 3.24%
MI Strategic Fund - GPK AMT	4.00%	#(a)	10/1/2061	BB	$150,000	$148,609

Education 25.45%
CA Choice Clean Energy - Morgan Stanley	4.00%	#(a)	5/1/2053	A1	150,000	151,761
California Educational Facilities Authority	4.00%		10/1/2039	A2	150,000	145,471
Cleveland State University	5.00%		6/1/2031	A+	100,000	107,384
Iowa Higher Education Loan Authority	5.00%		10/1/2027	BBB+	125,000	133,450
Minnesota Higher Education Facilities Authority	4.00%		10/1/2036	A2	150,000	146,461
New York State Dormitory Authority	5.00%		7/1/2031	A2	150,000	159,253
NY Dorm - Yeshiva	5.00%		7/15/2029	NR	150,000	161,635
Oklahoma Development Finance Authority	4.00%		8/1/2037	BBB-	150,000	132,984
Stephen F Austin State University	5.00%		10/15/2028	A1	25,000	27,423
Total						1,165,822

General Obligation 4.72%
Chicago Brd Ed	4.00%		12/1/2039	BB	125,000	115,176
San Gorgonio Memorial Health Care District	5.00%		8/1/2035	Ba2	100,000	101,033
Total						216,209

Health Care 21.89%
CT Hlth & Ed - Hartford Hlthcare	5.00%		7/1/2028	A	165,000	181,735
Dutchess Co LDC - Nuvance Hlth	5.00%		7/1/2027	A-	125,000	134,303
FL DFC - UF Health Jacksonville	5.00%		2/1/2033	Baa3	100,000	103,365
Lee Memorial Health System	5.00%		4/1/2029	A+	50,000	54,984
Massachusetts Development Finance Agency	4.00%		7/1/2036	AA-	160,000	160,286
New York State Dormitory Authority	5.00%		7/1/2026	BB+	100,000	103,361
OH State - Univ Hosp	5.00%		1/15/2032	A	150,000	163,793
Palomar Health	4.00%		8/1/2035	A1	100,000	100,856
Total						1,002,683

Housing 7.94%
CA Stwde - CHF-Irvine LLC	3.25%		5/15/2031	Baa1	150,000	139,225
California Housing Finance Agency (FHLMC)	3.75%		3/25/2035	AA+	99,102	99,249
MD State Hsg CDA	3.50%		3/1/2050	Aa1	125,000	125,124
Total						363,598

See Notes to Schedule of Investments.	145

Schedule of Investments (unaudited)(continued)

SUSTAINABLE MUNICIPAL BOND FUND June 30, 2022

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount	Fair Value
Lease Obligations 5.29%
New Jersey Economic Development Authority	5.00%		6/15/2035	A3		$120,000	$124,953
NJ Trans Trust Fund	5.00%		6/15/2030	A+		110,000	117,230
Total							242,183

Other Revenue 5.84%
Build NYC Res Corp - Shefa School†	2.50%		6/15/2031	NR		100,000	85,205
District of Columbia	5.00%		7/1/2037	BBB+		175,000	182,265
Total							267,470

Transportation 15.15%
Foothill-Eastern Transportation Corridor Agency	5.00%		1/15/2028	A-		125,000	133,416
MD EDC - Purple Line AMT	5.00%		11/12/2028	Baa3		150,000	158,012
Metropolitan Transportation Authority	5.00%		11/15/2029	A3		175,000	185,648
Osceola Transportation Revenue County	5.00%		10/1/2028	BBB-	(b)	100,000	106,604
Triborough Brdg & Tunl Auth	5.00%		11/15/2029	AA-		100,000	110,119
Total							693,799

Utilities 2.89%
CA Choice Clean Energy - Goldman	4.00%	#(a)	10/1/2052	A2		130,000	132,599
Total Investments in Securities 92.41% (cost $4,534,127)							4,232,972
Other Assets and Liabilities – Net 7.59%							347,497
Net Assets 100.00%							$4,580,469

AMT	Income from the security may be subject to Alternative Minimum Tax.
FHLMC	Federal Home Loan Mortgage Corporation.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2022.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At June 30, 2022, the total value of Rule 144A securities was $85,205, which represents 1.86% of net assets.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	This investment has been rated by Fitch IBCA.

146	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

SUSTAINABLE MUNICIPAL BOND FUND June 30, 2022

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$4,232,972	$–	$4,232,972
Total	$–	$4,232,972	$–	$4,232,972

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

See Notes to Schedule of Investments.	147

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company currently consists of the following nine funds (separately, a “Fund” and collectively, the “Funds”) and their respective active share classes:

Funds	Classes
Lord Abbett Short Duration Tax Free Fund (“Short Duration”)	A, C, F, F3 and I
Lord Abbett Intermediate Tax Free Fund (“Intermediate”)	A, C, F, F3 and I
Lord Abbett National Tax-Free Income Fund (“National”)	A, C ,F, F3 and I
Lord Abbett High Income Municipal Bond Fund	A, C ,F, F3 and I
Lord Abbett Short Duration High Income Municipal Bond Fund	A, C ,F, F3 and I
Lord Abbett California Tax-Free Income Fund (“California”)	A, C, F, F3 and I
Lord Abbett New Jersey Tax-Free Income Fund (“New Jersey”)	A, F, F3 and I
Lord Abbett New York Tax-Free Income Fund (“New York”)	A, C, F, F3 and I
Lord Abbett Sustainable Municipal Bond Fund (“Sustainable”)	A, C, F, F3, and I

Short Duration, Intermediate, National, High Income, Short Duration High Income, California and Sustainable are diversified as defined in the Act. New Jersey and New York are non-diversified as defined in the Act. Sustainable commenced operations on January 5, 2022.

The investment objective of each Fund (except for High Income and Short Duration High Income) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The investment objective of High Income and Short Duration High Income is to seek a high level of income exempt from federal income tax. Each of California, New Jersey and New York also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. In addition, New York seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and ask prices is used.

148

Notes to Schedule of Investments (unaudited)(continued)

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investment in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-Term securities with 60 days or less remaining to maturity are valued using amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

●	Level 1 –	unadjusted quoted prices in active markets for identical investments;

●	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of June 30, 2022 and, if applicable, Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

149

Notes to Schedule of Investments (unaudited)(concluded)

3.	FEDERAL TAX INFORMATION

Income Taxes- It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statute of limitations on each Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

4.	SECURITIES LENDING AGREEMENT

The Funds have established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Funds’ securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience a delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Any income earned from securities lending is included in Securities lending net income on the Fund’s Statement of Operations

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Funds will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Funds continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of June 30, 2022 the Funds did not have any securities out on loan.

150

QPHR-MUNI-3Q
(08/22)